UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-22696

Victory Portfolios II

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

December 31, 2020

Semi Annual Report

Victory US 500 Enhanced Volatility Wtd Index Fund

Victory Market Neutral Income Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 (800-235-8396 for Member Class) or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Financial Statements
Victory US 500 Enhanced Volatility Wtd Index Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	5-16
Statement of Assets and Liabilities	34
Statement of Operations	35
Statements of Changes in Net Assets	36-37
Financial Highlights	38-39
Victory Market Neutral Income Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	17-33
Statement of Assets and Liabilities	34
Statement of Operations	35
Statements of Changes in Net Assets	36-37
Financial Highlights	40-41
Notes to Financial Statements	42
Supplemental Information	54
Proxy Voting and Portfolio Holdings Information	54
Expense Examples	54
Advisory Contract Approval	55
Privacy Policy (inside back cover)

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

The Victory Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

800-235-8396 for Member Class

Visit our website at:

www.vcm.com

2

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	December 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

Victory US 500 Enhanced Volatility Wtd Index Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Percentages are of the net assets of the Fund and may not equal 100%.

3

Victory Portfolios II Victory Market Neutral Income Fund	December 31, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

Victory Market Neutral Income Fund objective is high current income.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Percentages are of the net assets of the Fund and may not equal 100%.

4

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (5.2%):
Activision Blizzard, Inc.	1,796	$166,759
Alphabet, Inc., Class A (a)	94	164,748
Altice USA, Inc., Class A (a) (b)	4,384	166,022
ANGI Homeservices, Inc., Class A (a) (b)	6,236	82,284
AT&T, Inc.	5,251	151,019
Cable One, Inc.	68	151,485
CenturyLink, Inc. (b)	9,877	96,301
Charter Communications, Inc., Class A (a)	276	182,588
Comcast Corp., Class A	3,343	175,173
Discovery, Inc., Class A (a) (b)	5,210	156,769
DISH Network Corp., Class A (a)	2,530	81,820
Electronic Arts, Inc.	1,172	168,299
Facebook, Inc., Class A (a)	441	120,464
Fox Corp., Class A	4,256	123,935
Liberty Broadband Corp., Class C (a)	1,099	174,049
Netflix, Inc. (a)	247	133,560
Omnicom Group, Inc.	2,282	142,328
Sirius XM Holdings, Inc. (b)	22,750	144,918
Take-Two Interactive Software, Inc. (a)	818	169,972
The Interpublic Group of Cos., Inc.	5,613	132,018
The New York Times Co., Class A	3,315	171,618
T-Mobile U.S., Inc. (a)	1,179	158,988
Verizon Communications, Inc.	3,741	219,783
ViacomCBS, Inc., Class B	2,721	101,384
		3,536,284
Consumer Discretionary (9.6%):
Advance Auto Parts, Inc.	751	118,290
Amazon.com, Inc. (a)	47	153,076
Aptiv PLC	883	115,046
AutoZone, Inc. (a)	112	132,769
Best Buy Co., Inc.	987	98,493
Booking Holdings, Inc. (a)	61	135,863
BorgWarner, Inc.	2,810	108,578
Bright Horizons Family Solutions, Inc. (a)	662	114,519
CarMax, Inc. (a)	905	85,486
Chegg, Inc. (a)	1,273	114,990
Chipotle Mexican Grill, Inc. (a)	87	120,644
D.R. Horton, Inc.	1,368	94,283
Dollar General Corp.	907	190,742
Dollar Tree, Inc. (a)	1,255	135,590
Domino's Pizza, Inc.	315	120,790
eBay, Inc.	3,060	153,765
Etsy, Inc. (a)	720	128,095
Floor & Decor Holdings, Inc., Class A (a)	1,207	112,070
Garmin Ltd.	1,456	174,224
General Motors Co.	3,135	130,542
Gentex Corp.	5,340	181,187

See notes to financial statements.

5

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Genuine Parts Co.	1,141	$114,591
Hasbro, Inc.	1,296	121,228
Hilton Worldwide Holdings, Inc.	1,264	140,633
Las Vegas Sands Corp. (c)	1,910	113,836
Lear Corp.	847	134,698
Lennar Corp., Class A	1,111	84,692
LKQ Corp. (a)	2,661	93,774
Lowe's Cos., Inc.	681	109,307
Marriott International, Inc., Class A	830	109,494
McDonald's Corp.	631	135,400
MGM Resorts International	2,581	81,327
Mohawk Industries, Inc. (a)	822	115,861
NIKE, Inc., Class B	1,218	172,310
NVR, Inc. (a)	22	89,757
O'Reilly Automotive, Inc. (a)	280	126,720
Pool Corp.	397	147,882
PulteGroup, Inc.	1,903	82,057
Ross Stores, Inc.	1,113	136,688
Service Corp. International	2,863	140,574
Starbucks Corp.	1,435	153,515
Target Corp. (c)	972	171,587
Tesla, Inc. (a)	136	95,971
The Home Depot, Inc.	442	117,404
The TJX Cos., Inc.	2,042	139,448
Tractor Supply Co.	1,007	141,565
Ulta Beauty, Inc. (a)	377	108,259
Vail Resorts, Inc.	520	145,059
VF Corp.	1,490	127,261
Whirlpool Corp.	500	90,245
Williams-Sonoma, Inc.	959	97,665
Yum! Brands, Inc.	1,294	140,477
		6,498,327
Consumer Staples (7.1%):
Archer-Daniels-Midland Co.	3,163	159,447
Brown-Forman Corp., Class B	1,956	155,365
Campbell Soup Co.	3,432	165,938
Casey's General Stores, Inc.	722	128,964
Church & Dwight Co., Inc.	1,816	158,410
Colgate-Palmolive Co.	2,185	186,839
Conagra Brands, Inc.	3,889	141,015
Costco Wholesale Corp.	578	217,779
General Mills, Inc.	2,873	168,933
Herbalife Nutrition Ltd. (a)	2,094	100,617
Hormel Foods Corp.	3,682	171,619
Kellogg Co.	2,501	155,637
Kimberly-Clark Corp.	1,151	155,189
Lamb Weston Holdings, Inc.	1,564	123,149
McCormick & Co., Inc.	1,429	136,612
Mondelez International, Inc., Class A	2,773	162,137
Monster Beverage Corp. (a)	1,895	175,250

See notes to financial statements.

6

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
PepsiCo, Inc.	1,066	$158,088
Philip Morris International, Inc.	1,777	147,118
Sysco Corp.	1,366	101,439
The Boston Beer Co., Inc., Class A (a)	118	117,326
The Clorox Co.	837	169,007
The Coca-Cola Co.	3,308	181,410
The Estee Lauder Cos., Inc., Class A	612	162,908
The Hershey Co.	985	150,045
The J.M. Smucker Co.	1,430	165,308
The Kroger Co.	5,124	162,738
The Procter & Gamble Co.	1,214	168,916
Tyson Foods, Inc., Class A	1,801	116,056
Walgreens Boots Alliance, Inc.	3,270	130,408
Walmart, Inc.	1,288	185,665
		4,779,332
Energy (1.4%):
Cabot Oil & Gas Corp.	5,736	93,382
Cheniere Energy, Inc. (a)	2,035	122,162
ConocoPhillips	2,130	85,179
EOG Resources, Inc.	1,774	88,469
Exxon Mobil Corp.	2,842	117,147
Kinder Morgan, Inc.	7,246	99,053
ONEOK, Inc.	2,167	83,169
Pioneer Natural Resources Co.	708	80,634
The Williams Cos., Inc.	4,126	82,726
Valero Energy Corp.	1,487	84,120
		936,041
Financials (13.7%):
Aflac, Inc.	2,648	117,757
Ally Financial, Inc.	3,180	113,399
American Express Co.	890	107,610
Ameriprise Financial, Inc.	504	97,942
Arch Capital Group Ltd. (a)	3,111	112,214
Ares Management Corp., Class A	2,601	122,377
Arthur J. Gallagher & Co.	1,282	158,596
Assurant, Inc.	923	125,731
Athene Holding Ltd., Class A (a)	1,829	78,903
Bank of America Corp.	3,770	114,269
Berkshire Hathaway, Inc., Class B (a)	730	169,265
BlackRock, Inc., Class A	195	140,700
Brown & Brown, Inc.	3,143	149,010
Cboe Global Markets, Inc.	1,410	131,299
Chubb Ltd.	943	145,147
Cincinnati Financial Corp.	1,240	108,339
Citigroup, Inc.	1,623	100,074
Citizens Financial Group, Inc.	2,913	104,169
CME Group, Inc.	667	121,427
Commerce Bancshares, Inc.	2,021	132,780
Credit Acceptance Corp. (a) (b)	223	77,189

See notes to financial statements.

7

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Discover Financial Services	1,245	$112,710
Erie Indemnity Co., Class A (b)	533	130,905
Everest Re Group Ltd.	522	122,195
FactSet Research Systems, Inc.	354	117,705
Fidelity National Financial, Inc.	3,109	121,531
Fifth Third Bancorp	3,695	101,871
First Republic Bank	1,040	152,806
Franklin Resources, Inc. (b)	5,163	129,023
Globe Life, Inc.	1,271	120,694
Huntington Bancshares, Inc.	9,604	121,299
Interactive Brokers Group, Inc.	2,261	137,740
Intercontinental Exchange, Inc.	1,367	157,601
JPMorgan Chase & Co.	1,042	132,407
KeyCorp	6,149	100,905
KKR & Co., Inc.	2,861	115,842
Lincoln National Corp.	1,661	83,565
LPL Financial Holdings, Inc.	1,030	107,347
M&T Bank Corp.	947	120,553
Markel Corp. (a)	101	104,363
MarketAxess Holdings, Inc.	257	146,634
Marsh & McLennan Cos., Inc.	1,328	155,376
MetLife, Inc.	2,445	114,793
Moody's Corp.	371	107,679
Morgan Stanley	1,865	127,808
Morningstar, Inc.	1,110	257,043
MSCI, Inc.	289	129,047
Nasdaq, Inc.	978	129,820
Northern Trust Corp.	1,327	123,597
Principal Financial Group, Inc.	2,055	101,949
Raymond James Financial, Inc.	1,278	122,266
Regions Financial Corp.	7,088	114,259
RenaissanceRe Holdings Ltd.	705	116,903
S&P Global, Inc.	326	107,166
SEI Investments Co.	2,355	135,342
State Street Corp.	1,431	104,148
SVB Financial Group (a)	337	130,699
Synchrony Financial	2,987	103,679
T. Rowe Price Group, Inc.	841	127,319
The Allstate Corp.	1,369	150,494
The Bank of New York Mellon Corp.	3,213	136,360
The Blackstone Group, Inc., Class A	1,970	127,676
The Charles Schwab Corp.	3,002	159,226
The Goldman Sachs Group, Inc.	521	137,393
The Hartford Financial Services Group, Inc.	2,134	104,523
The PNC Financial Services Group, Inc.	882	131,418
The Progressive Corp.	1,621	160,283
The Travelers Cos., Inc.	995	139,668
Tradeweb Markets, Inc., Class A (b)	2,362	147,507
Truist Financial Corp.	2,187	104,823
U.S. Bancorp	2,679	124,815

See notes to financial statements.

8

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Voya Financial, Inc.	2,226	$130,911
W.R. Berkley Corp.	1,881	124,936
Wells Fargo & Co.	3,852	116,253
		9,271,072
Health Care (16.6%):
Abbott Laboratories	1,311	143,541
AbbVie, Inc.	1,762	188,798
ABIOMED, Inc. (a)	424	137,461
Agilent Technologies, Inc.	1,537	182,119
Alexion Pharmaceuticals, Inc. (a)	1,321	206,394
Align Technology, Inc. (a)	299	159,780
Amedisys, Inc. (a)	469	137,572
AmerisourceBergen Corp.	1,372	134,127
Amgen, Inc.	592	136,113
Anthem, Inc.	369	118,482
Avantor, Inc. (a)	3,893	109,588
Baxter International, Inc.	1,722	138,173
Becton, Dickinson & Co.	636	159,140
Biogen, Inc. (a)	431	105,535
BioMarin Pharmaceutical, Inc. (a)	1,263	110,752
Bio-Rad Laboratories, Inc., Class A (a)	297	173,133
Bio-Techne Corp.	615	195,293
Boston Scientific Corp. (a)	3,155	113,422
Catalent, Inc. (a)	1,162	120,929
Centene Corp. (a)	1,732	103,972
Cerner Corp.	2,455	192,668
Charles River Laboratories International, Inc. (a)	513	128,178
Chemed Corp.	257	136,881
Cigna Corp.	618	128,655
CRISPR Therapeutics AG (a)	1,048	160,459
CVS Health Corp.	2,403	164,125
Danaher Corp.	832	184,820
DaVita, Inc. (a)	1,606	188,544
DexCom, Inc. (a)	258	95,388
Edwards Lifesciences Corp. (a)	1,520	138,670
Eli Lilly & Co.	959	161,918
Encompass Health Corp.	2,022	167,199
Exelixis, Inc. (a)	4,818	96,697
HCA Healthcare, Inc.	676	111,175
Henry Schein, Inc. (a)	2,005	134,054
Hologic, Inc. (a)	2,096	152,652
Horizon Therapeutics PLC (a)	1,407	102,922
Humana, Inc.	264	108,311
IDEXX Laboratories, Inc. (a)	372	185,952
Illumina, Inc. (a)	374	138,380
Insulet Corp. (a)	571	145,965
Intuitive Surgical, Inc. (a)	172	140,713
Ionis Pharmaceuticals, Inc. (a)	2,560	144,742
IQVIA Holdings, Inc. (a)	688	123,269
Jazz Pharmaceuticals PLC (a)	937	154,652

See notes to financial statements.

9

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Johnson & Johnson (c)	1,205	$189,643
Laboratory Corp. of America Holdings (a)	605	123,148
LHC Group, Inc. (a)	541	115,406
Masimo Corp. (a)	708	190,012
McKesson Corp.	806	140,180
Medtronic PLC	1,286	150,642
Merck & Co., Inc.	2,063	168,753
Mettler-Toledo International, Inc. (a)	144	164,114
Molina Healthcare, Inc. (a)	589	125,269
Neurocrine Biosciences, Inc. (a)	1,170	112,145
Novocure Ltd. (a)	1,225	211,973
Penumbra, Inc. (a) (b)	597	104,475
PerkinElmer, Inc.	1,364	195,734
Perrigo Co. PLC	2,402	107,417
Pfizer, Inc.	4,640	170,798
PRA Health Sciences, Inc. (a)	1,006	126,193
Quest Diagnostics, Inc.	1,218	145,149
Quidel Corp. (a)	408	73,297
Regeneron Pharmaceuticals, Inc. (a)	221	106,767
Repligen Corp. (a)	791	151,579
ResMed, Inc.	626	133,063
Stryker Corp.	577	141,388
Syneos Health, Inc. (a)	1,384	94,292
Teleflex, Inc.	328	134,995
The Cooper Cos., Inc.	455	165,311
Thermo Fisher Scientific, Inc.	373	173,736
UnitedHealth Group, Inc.	372	130,453
Universal Health Services, Inc., Class B	770	105,875
Veeva Systems, Inc., Class A (a)	446	121,424
Vertex Pharmaceuticals, Inc. (a)	496	117,225
Waters Corp. (a)	652	161,318
West Pharmaceutical Services, Inc.	527	149,304
Zimmer Biomet Holdings, Inc.	810	124,813
Zoetis, Inc.	895	148,123
		11,235,327
Industrials (15.5%):
3M Co.	911	159,234
Allegion PLC	1,211	140,936
AMERCO, Inc.	352	159,793
AMETEK, Inc.	1,195	144,522
AO Smith Corp.	3,114	170,709
C.H. Robinson Worldwide, Inc.	1,899	178,259
Carlisle Cos., Inc.	923	144,154
Caterpillar, Inc.	906	164,910
Cintas Corp.	321	113,461
Copart, Inc. (a)	1,223	155,627
CoStar Group, Inc. (a) (c)	149	137,718
CSX Corp.	1,569	142,387
Cummins, Inc.	615	139,667
Deere & Co.	581	156,318

See notes to financial statements.

10

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Dover Corp.	1,081	$136,476
Eaton Corp. PLC	1,043	125,306
Emerson Electric Co.	1,501	120,635
Enphase Energy, Inc. (a)	716	125,637
Equifax, Inc.	830	160,057
Expeditors International of Washington, Inc.	1,998	190,030
Fastenal Co.	3,069	149,859
FedEx Corp.	476	123,579
Fortive Corp.	1,996	141,357
Fortune Brands Home & Security, Inc.	1,147	98,321
Generac Holdings, Inc. (a)	582	132,353
General Dynamics Corp.	939	139,742
General Electric Co.	14,434	155,887
Graco, Inc.	2,307	166,911
HEICO Corp.	903	119,557
Honeywell International, Inc.	753	160,163
Howmet Aerospace, Inc. (a)	4,352	124,206
Hubbell, Inc.	838	131,390
IAA, Inc. (a)	1,928	125,281
IDEX Corp.	832	165,734
Illinois Tool Works, Inc.	661	134,765
J.B. Hunt Transport Services, Inc.	998	136,377
Jacobs Engineering Group, Inc.	1,480	161,261
Johnson Controls International PLC	3,254	151,604
Kansas City Southern	605	123,499
Knight-Swift Transportation Holdings, Inc.	3,188	133,322
L3Harris Technologies, Inc.	754	142,522
Lennox International, Inc.	515	141,095
Lockheed Martin Corp.	343	121,758
Masco Corp.	2,342	128,646
Nordson Corp.	587	117,958
Norfolk Southern Corp.	542	128,785
Northrop Grumman Corp.	410	124,935
Old Dominion Freight Line, Inc.	670	130,771
PACCAR, Inc.	1,842	158,928
Parker-Hannifin Corp.	454	123,674
Quanta Services, Inc.	2,251	162,117
Republic Services, Inc. (c)	1,716	165,251
Rockwell Automation, Inc.	492	123,399
Rollins, Inc.	4,396	171,751
Roper Technologies, Inc.	329	141,829
Snap-on, Inc.	786	134,516
Southwest Airlines Co.	2,409	112,283
Stanley Black & Decker, Inc.	539	96,244
Teledyne Technologies, Inc. (a)	349	136,801
Textron, Inc.	2,108	101,880
The Toro Co.	1,996	189,301
Trane Technologies PLC	1,051	152,563
TransDigm Group, Inc. (a)	154	95,303
TransUnion	1,427	141,587

See notes to financial statements.

11

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Trex Co., Inc. (a)	1,197	$100,213
Union Pacific Corp.	695	144,712
United Parcel Service, Inc., Class B	850	143,140
United Rentals, Inc. (a)	476	110,389
Verisk Analytics, Inc.	782	162,335
W.W. Grainger, Inc.	359	146,594
Waste Management, Inc.	1,403	165,456
Watsco, Inc.	632	143,180
Westinghouse Air Brake Technologies Corp.	1,586	116,095
XPO Logistics, Inc. (a)	896	106,803
Xylem, Inc.	1,497	152,380
		10,476,198
Information Technology (19.0%):
Accenture PLC, Class A	570	148,890
Adobe, Inc. (a)	235	117,528
Advanced Micro Devices, Inc. (a)	1,029	94,370
Akamai Technologies, Inc. (a)	1,332	139,847
Amphenol Corp., Class A	1,246	162,939
Analog Devices, Inc.	941	139,014
ANSYS, Inc. (a)	370	134,606
Apple, Inc.	1,005	133,353
Applied Materials, Inc.	1,554	134,110
Arista Networks, Inc. (a)	538	156,327
Aspen Technology, Inc. (a)	803	104,591
Autodesk, Inc. (a)	461	140,762
Automatic Data Processing, Inc.	893	157,347
Black Knight, Inc. (a)	1,990	175,816
Booz Allen Hamilton Holding Corp.	1,818	158,493
Broadcom, Inc.	311	136,171
Broadridge Financial Solutions, Inc.	1,126	172,503
Cadence Design Systems, Inc. (a)	1,149	156,758
CDW Corp.	991	130,604
Ceridian HCM Holding, Inc. (a)	1,186	126,380
Ciena Corp. (a)	2,339	123,616
Cisco Systems, Inc.	3,133	140,202
Citrix Systems, Inc.	971	126,327
Cognex Corp.	1,456	116,895
Cognizant Technology Solutions Corp., Class A	1,697	139,069
Corning, Inc.	3,367	121,212
Datadog, Inc., Class A (a)	1,076	105,921
Dell Technologies, Inc., Class C (a)	1,639	120,122
Dolby Laboratories, Inc., Class A	1,888	183,382
Dropbox, Inc., Class A (a)	5,117	113,546
Entegris, Inc.	1,609	154,625
EPAM Systems, Inc. (a)	320	114,672
F5 Networks, Inc. (a)	1,062	186,848
Fair Isaac Corp. (a)	229	117,028
Fidelity National Information Services, Inc.	836	118,261
First Solar, Inc. (a)	1,330	131,564
Fiserv, Inc. (a)	1,216	138,454
FleetCor Technologies, Inc. (a)	431	117,590

See notes to financial statements.

12

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Fortinet, Inc. (a)	789	$117,190
Gartner, Inc. (a)	906	145,132
Genpact Ltd.	2,757	114,030
Global Payments, Inc.	580	124,944
HP, Inc.	5,143	126,466
Intel Corp.	2,066	102,928
International Business Machines Corp.	1,134	142,748
Intuit, Inc.	349	132,568
IPG Photonics Corp. (a)	652	145,911
Jack Henry & Associates, Inc.	868	140,607
Juniper Networks, Inc.	6,414	144,379
Keysight Technologies, Inc. (a)	1,276	168,547
KLA Corp.	457	118,322
Lam Research Corp.	264	124,679
Leidos Holdings, Inc.	1,417	148,955
Marvell Technology Group Ltd.	2,818	133,968
Mastercard, Inc., Class A	329	117,433
Microchip Technology, Inc.	826	114,079
Micron Technology, Inc. (a)	2,156	162,088
Microsoft Corp. (c)	579	128,781
MKS Instruments, Inc.	770	115,847
Monolithic Power Systems, Inc.	353	129,279
Motorola Solutions, Inc.	822	139,789
NetApp, Inc.	2,340	155,002
NortonLifeLock, Inc.	4,345	90,289
Nuance Communications, Inc. (a) (b)	4,293	189,278
NVIDIA Corp.	190	99,218
Oracle Corp.	2,354	152,280
Paychex, Inc.	1,485	138,372
Paycom Software, Inc. (a)	289	130,700
Paylocity Holding Corp. (a)	656	135,077
PayPal Holdings, Inc. (a)	562	131,620
PTC, Inc. (a)	1,418	169,607
Qorvo, Inc. (a)	807	134,180
QUALCOMM, Inc.	937	142,743
salesforce.com, Inc. (a)	400	89,012
Seagate Technology PLC (b)	2,722	169,200
ServiceNow, Inc. (a) (c)	240	132,103
Skyworks Solutions, Inc.	717	109,615
SolarWinds Corp. (a)	5,387	80,536
Square, Inc., Class A (a)	507	110,343
SS&C Technologies Holdings, Inc.	1,923	139,898
SYNNEX Corp.	1,517	123,544
Synopsys, Inc. (a)	628	162,803
Teradyne, Inc.	1,260	151,061
Texas Instruments, Inc.	908	149,030
The Trade Desk, Inc., Class A (a)	168	134,568
The Western Union Co.	5,583	122,491
Trimble, Inc. (a)	1,975	131,871
Tyler Technologies, Inc. (a)	471	205,602
Universal Display Corp.	599	137,650
VeriSign, Inc. (a)	659	142,608

See notes to financial statements.

13

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Visa, Inc., Class A	619	$135,394
VMware, Inc., Class A (a) (b)	891	124,972
WEX, Inc. (a)	455	92,606
Xilinx, Inc.	1,209	171,399
Zebra Technologies Corp. (a)	409	157,191
Zoom Video Communications, Inc., Class A (a)	264	89,052
		12,959,328
Materials (5.6%):
Air Products & Chemicals, Inc.	450	122,949
Albemarle Corp.	1,077	158,879
AptarGroup, Inc.	1,397	191,235
Avery Dennison Corp.	1,003	155,575
Ball Corp.	1,766	164,556
Berry Global Group, Inc. (a)	2,441	137,160
Celanese Corp.	1,029	133,708
CF Industries Holdings, Inc.	3,021	116,943
Corteva, Inc.	3,797	147,020
Crown Holdings, Inc. (a)	1,465	146,793
Eastman Chemical Co.	1,534	153,830
FMC Corp.	1,002	115,160
International Flavors & Fragrances, Inc. (b)	1,087	118,309
International Paper Co.	3,022	150,254
LyondellBasell Industries NV, Class A	1,246	114,208
Martin Marietta Materials, Inc.	504	143,121
Newmont Corp.	1,844	110,437
Nucor Corp.	2,561	136,220
Packaging Corp. of America	1,226	169,078
PPG Industries, Inc.	1,075	155,037
Reliance Steel & Aluminum Co.	1,154	138,191
Royal Gold, Inc.	730	77,643
RPM International, Inc.	1,477	134,082
The Scotts Miracle-Gro Co.	637	126,852
The Sherwin-Williams Co.	193	141,838
Vulcan Materials Co.	884	131,106
Westlake Chemical Corp.	1,394	113,750
Westrock Co.	2,819	122,711
		3,826,645
Real Estate (0.2%):
CBRE Group, Inc., Class A (a)	1,971	123,621
Utilities (5.6%):
Alliant Energy Corp.	2,655	136,812
Ameren Corp. (b)	1,593	124,350
American Electric Power Co., Inc. (c)	1,810	150,719
American Water Works Co., Inc.	903	138,584
Atmos Energy Corp.	1,358	129,594
CMS Energy Corp.	2,351	143,434
Consolidated Edison, Inc. (c)	1,876	135,579
Dominion Energy, Inc.	1,533	115,282
DTE Energy Co.	980	118,982
Duke Energy Corp. (c)	1,670	152,904

See notes to financial statements.

14

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Edison International	2,344	$147,250
Entergy Corp.	1,189	118,710
Essential Utilities, Inc.	2,667	126,122
Evergy, Inc. (c)	2,068	114,795
Eversource Energy (c)	1,414	122,325
Exelon Corp.	3,038	128,264
FirstEnergy Corp.	3,656	111,910
NextEra Energy, Inc. (c)	1,918	147,974
NRG Energy, Inc.	3,419	128,384
Pinnacle West Capital Corp.	1,717	137,274
PPL Corp.	4,221	119,032
Public Service Enterprise Group, Inc.	2,623	152,920
Sempra Energy	951	121,167
The AES Corp.	5,282	124,127
The Southern Co. (c)	2,248	138,095
UGI Corp.	3,183	111,278
Vistra Corp.	5,738	112,809
WEC Energy Group, Inc. (c)	1,357	124,885
Xcel Energy, Inc. (c)	2,032	135,473
		3,769,034
Total Common Stocks (Cost $48,254,390)		67,411,209
Investment Companies (0.3%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.02% (d)	205,931	205,931
Total Investment Companies (Cost $205,931)		205,931
Collateral for Securities Loaned^ (2.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (d)	29,337	29,337
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	1,007,906	1,007,906
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (d)	14,641	14,641
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (d)	116,741	116,741
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (d)	524,889	524,889
Total Collateral for Securities Loaned (Cost $1,693,514)		1,693,514
Total Investments (Cost $50,153,835) — 102.3%		69,310,654
Liabilities in excess of other assets — (2.3)%		(1,563,224)
NET ASSETS — 100.00%		$67,747,430

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on December 31, 2020.

PLC — Public Limited Company

See notes to financial statements.

15

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	2	3/19/21	$365,471	$374,880	$9,409
	Total unrealized appreciation				$9,409
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$9,409

See notes to financial statements.

16

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (83.3%)
Australia (1.3%):
Communication Services (0.2%):
Telstra Corp. Ltd.	534,637	$1,227,616
Financials (0.4%):
Insurance Australia Group Ltd.	249,104	903,843
National Australia Bank Ltd.	56,154	978,792
		1,882,635
Materials (0.7%):
BHP Group Ltd.	31,028	1,013,632
Fortescue Metals Group Ltd.	55,555	1,003,264
Rio Tinto Ltd.	15,723	1,382,439
		3,399,335
		6,509,586
Austria (0.3%):
Energy (0.1%):
OMV AG	17,119	683,698
Financials (0.2%):
Erste Group Bank AG (a)	26,534	808,195
		1,491,893
Bermuda (0.3%):
Industrials (0.3%):
Triton International Ltd.	28,800	1,397,088
Brazil (0.7%):
Consumer Discretionary (0.1%):
Petrobras Distribuidora SA	131,600	561,646
Financials (0.2%):
BB Seguridade Participacoes SA	155,000	887,147
Industrials (0.1%):
CCR SA	195,200	507,853
Utilities (0.3%):
Centrais Eletricas Brasileiras SA	63,500	452,096
Engie Brasil Energia SA	112,100	952,312
		1,404,408
		3,361,054
Canada (2.0%):
Communication Services (0.5%):
BCE, Inc. (b) (c)	22,287	953,156
Shaw Communications, Inc., Class B (b)	48,096	844,240
TELUS Corp. (b) (c)	51,346	1,017,076
		2,814,472

See notes to financial statements.

17

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Energy (0.4%):
Canadian Natural Resources Ltd.	21,806	$524,119
Enbridge, Inc.	21,649	692,489
Pembina Pipeline Corp. (c)	16,131	381,506
TC Energy Corp.	14,356	583,738
		2,181,852
Financials (0.5%):
Great-West Lifeco, Inc.	33,531	799,612
Power Corp. of Canada (c)	28,756	660,437
The Bank of Nova Scotia	18,047	975,590
		2,435,639
Materials (0.2%):
Nutrien Ltd. (c)	20,452	984,113
Utilities (0.4%):
Algonquin Power & Utilities Corp. (c)	54,392	895,350
Emera, Inc.	22,214	944,274
		1,839,624
		10,255,700
Chile (0.3%):
Utilities (0.3%):
Colbun SA	4,779,035	844,797
Enel Americas SA	4,739,068	773,599
		1,618,396
China (3.1%):
Energy (0.4%):
China Petroleum & Chemical Corp., Class H	2,182,000	971,764
China Shenhua Energy Co. Ltd., Class H	635,500	1,197,948
		2,169,712
Financials (2.2%):
Agricultural Bank of China Ltd., Class H (b)	3,820,000	1,399,089
Bank of China Ltd., Class H (b)	4,350,000	1,472,321
Bank of Communications Co. Ltd., Class H	2,516,000	1,330,909
China CITIC Bank Corp. Ltd., Class H	2,737,000	1,162,673
China Everbright Bank Co. Ltd., Class H	2,367,000	902,759
China Minsheng Banking Corp. Ltd., Class H (c)	2,427,000	1,383,552
GF Securities Co. Ltd., Class H	682,600	965,152
Industrial & Commercial Bank of China Ltd., Class H	2,478,000	1,592,141
PICC Property & Casualty Co. Ltd., Class H	1,078,000	815,550
		11,024,146
Information Technology (0.1%):
China Railway Signal & Communication Corp. Ltd., Class H (d)	2,298,000	771,448

See notes to financial statements.

18

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Utilities (0.4%):
CGN Power Co. Ltd., Class H (d)	5,370,000	$1,158,064
Huaneng Power International, Inc., Class H	1,832,000	668,761
		1,826,825
		15,792,131
Czech Republic (0.5%):
Financials (0.2%):
Komercni Banka A/S (a)	39,563	1,211,511
Utilities (0.3%):
CEZ A/S (b)	57,457	1,380,169
		2,591,680
Egypt (0.2%):
Consumer Staples (0.2%):
Eastern Co. SAE	1,048,250	871,232
Finland (0.8%):
Financials (0.2%):
Nordea Bank Abp (a)	111,226	911,962
Information Technology (0.1%):
Nokia Oyj (a)	158,339	611,478
Materials (0.3%):
UPM-Kymmene Oyj	34,741	1,295,383
Utilities (0.2%):
Fortum Oyj	41,246	996,381
		3,815,204
France (1.4%):
Communication Services (0.4%):
Orange SA	99,548	1,184,970
Publicis Groupe SA	19,359	962,045
		2,147,015
Consumer Discretionary (0.2%):
Sodexo SA	9,276	784,405
Financials (0.5%):
BNP Paribas SA (a)	14,839	783,283
CNP Assurances	34,444	559,541
Credit Agricole SA	63,266	799,702
Natixis SA (a)	148,181	507,680
		2,650,206
Industrials (0.3%):
Alstom SA (a)	15,546	885,373
Bouygues SA	16,105	662,281
		1,547,654
		7,129,280

See notes to financial statements.

19

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Germany (1.0%):
Consumer Discretionary (0.2%):
Bayerische Motoren Werke AG	10,238	$903,455
Materials (0.4%):
BASF SE	13,385	1,057,851
Evonik Industries AG	28,011	915,409
		1,973,260
Utilities (0.4%):
E.ON SE	95,285	1,054,979
Uniper SE (c)	34,146	1,183,002
		2,237,981
		5,114,696
Hong Kong (1.7%):
Consumer Staples (0.2%):
WH Group Ltd. (d)	1,007,500	844,869
Energy (0.1%):
CNOOC Ltd.	622,000	570,655
Financials (0.3%):
Hang Seng Bank Ltd.	77,600	1,339,269
Industrials (0.2%):
CK Hutchison Holdings Ltd.	159,500	1,113,638
Real Estate (0.5%):
Henderson Land Development Co. Ltd.	322,000	1,250,899
Sino Land Co. Ltd.	918,000	1,194,646
		2,445,545
Utilities (0.4%):
CK Infrastructure Holdings Ltd.	193,500	1,039,206
Power Assets Holdings Ltd. (b)	236,000	1,278,131
		2,317,337
		8,631,313
Hungary (0.2%):
Energy (0.2%):
MOL Hungarian Oil & Gas PLC (a)	137,904	1,018,453
India (1.3%):
Communication Services (0.3%):
Indus Towers Ltd.	191,067	602,897
Sun TV Network Ltd.	113,363	747,795
		1,350,692
Consumer Discretionary (0.2%):
Bajaj Auto Ltd.	20,683	976,264
Consumer Staples (0.2%):
ITC Ltd.	301,756	864,238

See notes to financial statements.

20

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Energy (0.1%):
Hindustan Petroleum Corp. Ltd.	240,875	$718,882
Financials (0.2%):
Power Finance Corp. Ltd.	498,446	780,249
Industrials (0.1%):
Bharat Electronics Ltd.	419,367	690,342
Utilities (0.2%):
Torrent Power Ltd.	211,805	921,023
		6,301,690
Indonesia (0.6%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk	4,155,500	980,419
Consumer Staples (0.1%):
PT Gudang Garam Tbk (a)	206,900	604,360
Energy (0.3%):
PT Adaro Energy Tbk	7,195,300	733,799
PT United Tractors Tbk	382,500	725,468
		1,459,267
		3,044,046
Ireland (0.5%):
Industrials (0.2%):
Eaton Corp. PLC	8,882	1,067,084
Information Technology (0.3%):
Seagate Technology PLC (c)	23,171	1,440,309
		2,507,393
Italy (1.0%):
Energy (0.2%):
Snam SpA	161,465	911,772
Financials (0.4%):
Assicurazioni Generali SpA	65,280	1,142,801
Poste Italiane SpA (d)	80,209	820,334
		1,963,135
Utilities (0.4%):
Enel SpA	100,456	1,021,982
Terna Rete Elettrica Nazionale SpA	132,556	1,018,454
		2,040,436
		4,915,343
Japan (2.6%):
Communication Services (0.3%):
Softbank Corp.	132,000	1,657,104

See notes to financial statements.

21

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.4%):
Sekisui House Ltd.	54,400	$1,108,387
Subaru Corp.	40,200	804,476
		1,912,863
Consumer Staples (0.3%):
Japan Tobacco, Inc.	76,900	1,568,001
Financials (0.5%):
Japan Post Holdings Co. Ltd.	150,400	1,171,657
Sumitomo Mitsui Financial Group, Inc.	37,500	1,162,600
		2,334,257
Health Care (0.2%):
Takeda Pharmaceutical Co. Ltd.	29,800	1,078,600
Industrials (0.7%):
Mitsubishi Corp.	56,800	1,400,428
Mitsui & Co. Ltd.	60,400	1,107,552
Sumitomo Corp.	82,800	1,097,504
		3,605,484
Information Technology (0.2%):
Canon, Inc. (c)	54,400	1,054,019
		13,210,328
Korea, Republic Of (0.9%):
Consumer Staples (0.3%):
KT&G Corp.	16,716	1,279,989
Financials (0.3%):
KB Financial Group, Inc.	22,287	885,255
Shinhan Financial Group Co. Ltd.	29,992	890,037
		1,775,292
Materials (0.3%):
POSCO	5,783	1,445,186
		4,500,467
Luxembourg (0.2%):
Materials (0.2%):
Orion Engineered Carbons SA	57,114	978,934
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	190,000	829,833
Malaysia (1.1%):
Financials (0.6%):
CIMB Group Holdings Bhd	1,093,300	1,171,281
Malayan Banking Bhd (b)	819,800	1,726,909
		2,898,190
See notes to financial statements.

22

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Utilities (0.5%):
Petronas Gas Bhd (b)	292,100	$1,249,286
Tenaga Nasional Bhd	553,100	1,435,668
		2,684,954
		5,583,144
Mexico (1.2%):
Consumer Staples (0.2%):
Kimberly-Clark de Mexico SAB de CV, Class A	562,936	961,793
Financials (0.2%):
Grupo Financiero Banorte SAB de CV, Class O (a)	194,155	1,072,843
Industrials (0.2%):
Grupo Aeroportuario del Pacifico SAB de CV, Class B (a)	70,530	787,539
Materials (0.4%):
Grupo Mexico SAB de CV, Class B	287,627	1,216,187
Orbia Advance Corp. SAB de CV	385,210	905,212
		2,121,399
Utilities (0.2%):
Infraestructura Energetica Nova SAB de CV (a)	285,108	1,111,666
		6,055,240
Netherlands (1.2%):
Communication Services (0.2%):
Koninklijke KPN NV	377,400	1,146,882
Consumer Staples (0.2%):
X5 Retail Group NV, GDR	18,205	657,367
Financials (0.4%):
ABN AMRO Bank NV (a) (d)	59,700	584,919
ING Groep NV (a)	70,503	655,442
NN Group NV	19,648	849,279
		2,089,640
Industrials (0.2%):
Randstad NV	14,323	927,048
Materials (0.2%):
LyondellBasell Industries NV, Class A	10,604	971,962
		5,792,899
Norway (0.7%):
Communication Services (0.3%):
Telenor ASA	79,266	1,347,619
Consumer Staples (0.2%):
Mowi ASA (c)	47,602	1,064,475
Financials (0.2%):
DNB ASA (a)	49,849	978,345
		3,390,439

See notes to financial statements.

23

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Philippines (0.5%):
Communication Services (0.3%):
Globe Telecom, Inc.	20,235	$856,339
PLDT, Inc.	28,320	790,818
		1,647,157
Utilities (0.2%):
Manila Electric Co.	131,070	797,878
		2,445,035
Poland (0.5%):
Financials (0.5%):
Bank Polska Kasa Opieki SA (a)	47,866	787,528
Powszechny Zaklad Ubezpieczen SA (a)	122,140	1,062,891
Santander Bank Polska SA (a)	14,162	705,572
		2,555,991
Portugal (0.2%):
Utilities (0.2%):
Energias de Portugal SA (c)	185,627	1,164,940
Russian Federation (2.3%):
Communication Services (0.5%):
Mobile TeleSystems PJSC	283,760	1,277,520
Rostelecom PJSC (b)	883,700	1,163,258
		2,440,778
Consumer Staples (0.2%):
Magnit PJSC	14,218	1,095,247
Energy (0.1%):
Tatneft PJSC	85,115	595,110
Materials (1.1%):
Alrosa PJSC	1,018,070	1,364,812
MMC Norilsk Nickel PJSC	3,132	1,007,205
PhosAgro PJSC, GDR (b)	94,856	1,293,589
Severstal PJSC	104,519	1,872,557
		5,538,163
Utilities (0.4%):
Federal Grid Co. Unified Energy System PJSC	324,600,000	981,539
RusHydro PJSC	79,317,000	846,039
		1,827,578
		11,496,876
Singapore (0.3%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	771,500	1,347,454

See notes to financial statements.

24

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
South Africa (1.7%):
Communication Services (0.3%):
MTN Group Ltd.	120,054	$495,737
Vodacom Group Ltd.	132,116	1,116,429
		1,612,166
Consumer Staples (0.3%):
The SPAR Group Ltd.	105,195	1,355,264
Energy (0.2%):
Exxaro Resources Ltd.	88,127	836,608
Financials (0.5%):
Absa Group Ltd.	116,154	950,060
FirstRand Ltd.	281,897	982,747
Standard Bank Group Ltd.	95,242	825,308
		2,758,115
Industrials (0.2%):
The Bidvest Group Ltd.	93,918	1,006,125
Materials (0.2%):
African Rainbow Minerals Ltd.	44,888	800,324
		8,368,602
Spain (0.8%):
Industrials (0.1%):
Aena SME SA (a) (d)	4,260	740,503
Utilities (0.7%):
Endesa SA	36,568	1,002,892
Naturgy Energy Group SA	47,453	1,103,336
Red Electrica Corp. SA	59,574	1,222,962
		3,329,190
		4,069,693
Sweden (0.4%):
Communication Services (0.2%):
Telia Co. AB	296,299	1,224,237
Consumer Staples (0.2%):
ICA Gruppen AB	20,567	1,029,251
		2,253,488
Switzerland (0.8%):
Communication Services (0.2%):
Swisscom AG, Registered Shares	2,334	1,257,372
Financials (0.2%):
Zurich Insurance Group AG	2,293	966,647
Industrials (0.2%):
Adecco Group AG	14,722	980,867
Materials (0.2%):
LafargeHolcim Ltd.	18,675	1,025,377
		4,230,263

See notes to financial statements.

25

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Taiwan (3.9%):
Industrials (0.2%):
Far Eastern New Century Corp.	1,215,000	$1,254,030
Information Technology (3.1%):
Asustek Computer, Inc.	141,000	1,259,275
Catcher Technology Co. Ltd.	138,000	1,014,751
Compal Electronics, Inc. (b)	2,464,000	1,818,416
Foxconn Technology Co. Ltd.	668,000	1,272,573
Inventec Corp.	1,626,000	1,390,919
Lite-On Technology Corp.	741,000	1,314,752
Novatek Microelectronics Corp.	98,000	1,289,559
Pegatron Corp.	450,000	1,080,390
Quanta Computer, Inc. (b)	424,000	1,223,462
Synnex Technology International Corp.	946,000	1,585,076
Wistron Corp.	751,000	830,977
WPG Holdings Ltd. (b)	971,000	1,484,609
		15,564,759
Materials (0.6%):
Asia Cement Corp.	858,000	1,321,509
Formosa Plastics Corp.	464,000	1,593,772
		2,915,281
		19,734,070
Thailand (1.1%):
Communication Services (0.3%):
Intouch Holdings PCL	598,500	1,123,216
Total Access Communication PCL	593,200	657,918
		1,781,134
Energy (0.3%):
PTT Exploration & Production PCL	176,900	580,219
PTT PCL	544,900	773,717
		1,353,936
Financials (0.4%):
Krung Thai Bank PCL	2,586,800	957,788
The Siam Commercial Bank PCL	296,400	865,102
		1,822,890
Utilities (0.1%):
Ratch Group PCL	458,300	809,507
		5,767,467
Turkey (0.4%):
Consumer Discretionary (0.2%):
Ford Otomotiv Sanayi A/S	68,014	1,155,597
Industrials (0.2%):
Enka Insaat ve Sanayi A/S	972,829	966,962
		2,122,559

See notes to financial statements.

26

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
United Kingdom (2.6%):
Communication Services (0.2%):
BT Group PLC (a)	534,449	$963,180
Consumer Staples (0.7%):
British American Tobacco PLC	30,376	1,127,902
Imperial Brands PLC	57,887	1,213,975
Tesco PLC	452,735	1,428,514
		3,770,391
Financials (0.5%):
Legal & General Group PLC	180,111	656,302
Natwest Group PLC	431,223	985,623
Phoenix Group Holdings PLC	80,595	772,227
		2,414,152
Health Care (0.2%):
GlaxoSmithKline PLC (b)	62,683	1,146,801
Industrials (0.2%):
BAE Systems PLC	134,181	894,690
Materials (0.4%):
BHP Group PLC	30,391	802,336
Rio Tinto PLC	13,155	990,070
		1,792,406
Utilities (0.4%):
National Grid PLC	89,931	1,062,595
SSE PLC	45,317	928,099
		1,990,694
		12,972,314
United States (42.5%):
Communication Services (1.9%):
AT&T, Inc.	44,700	1,285,572
CenturyLink, Inc.	84,083	819,809
National CineMedia, Inc.	136,519	507,851
Omnicom Group, Inc.	19,429	1,211,787
Sinclair Broadcast Group, Inc., Class A (c)	33,180	1,056,783
Telephone & Data Systems, Inc.	41,550	771,583
The Interpublic Group of Cos., Inc.	47,780	1,123,786
Verizon Communications, Inc.	31,846	1,870,952
ViacomCBS, Inc., Class B	23,164	863,091
		9,511,214
Consumer Discretionary (3.4%):
Big Lots, Inc. (c)	11,618	498,761
Brinker International, Inc.	9,817	555,348
Dana, Inc.	42,585	831,259
Dave & Buster's Entertainment, Inc.	20,154	605,023
Franchise Group, Inc. (c)	19,106	581,778
General Motors Co.	26,689	1,111,330

See notes to financial statements.

27

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Genuine Parts Co.	9,714	$975,577
H&R Block, Inc.	60,459	958,880
Hasbro, Inc.	11,030	1,031,746
Kontoor Brands, Inc.	31,819	1,290,579
Las Vegas Sands Corp. (b)	16,257	968,917
MDC Holdings, Inc.	16,246	789,555
PetMed Express, Inc. (b) (c)	24,351	780,693
Rent-A-Center, Inc.	27,638	1,058,259
Steven Madden Ltd.	35,861	1,266,610
The Buckle, Inc. (c)	46,214	1,349,449
Vail Resorts, Inc.	4,422	1,233,561
VF Corp.	12,682	1,083,170
		16,970,495
Consumer Staples (4.1%):
Archer-Daniels-Midland Co.	26,921	1,357,088
B&G Foods, Inc. (c)	27,334	757,972
General Mills, Inc.	24,457	1,438,071
Inter Parfums, Inc.	17,551	1,061,660
Kellogg Co.	21,290	1,324,877
Medifast, Inc.	5,852	1,148,982
Nu Skin Enterprises, Inc., Class A	12,401	677,467
PepsiCo, Inc.	9,070	1,345,081
Philip Morris International, Inc.	15,125	1,252,199
SpartanNash Co.	39,458	686,964
Sysco Corp.	11,632	863,792
The Coca-Cola Co.	28,162	1,544,404
The J.M. Smucker Co.	12,173	1,407,199
Universal Corp.	33,440	1,625,518
Vector Group Ltd.	115,359	1,343,932
Walgreens Boots Alliance, Inc.	27,840	1,110,259
Weis Markets, Inc. (b) (c)	29,808	1,425,120
		20,370,585
Energy (1.6%):
Arch Resources, Inc.	18,716	819,199
Brigham Minerals, Inc.	56,704	623,177
ConocoPhillips	18,131	725,059
CVR Energy, Inc.	37,307	555,874
EOG Resources, Inc.	15,106	753,336
Exxon Mobil Corp.	24,194	997,277
Kinder Morgan, Inc.	61,681	843,179
Murphy Oil Corp.	38,959	471,404
ONEOK, Inc.	18,444	707,881
The Williams Cos., Inc.	35,122	704,196
Valero Energy Corp.	12,661	716,233
		7,916,815
Financials (11.0%):
Aflac, Inc.	22,539	1,002,309
Ally Financial, Inc.	27,073	965,423

See notes to financial statements.

28

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Ares Management Corp., Class A	22,138	$1,041,593
Associated Bancorp	65,323	1,113,757
B. Riley Financial, Inc.	34,545	1,527,580
BGC Partners, Inc., Class A	290,843	1,163,372
Cathay General Bancorp	34,799	1,120,180
Cincinnati Financial Corp.	10,561	922,715
Citigroup, Inc.	13,814	851,771
Citizens Financial Group, Inc.	24,801	886,884
Discover Financial Services	10,599	959,527
FBL Financial Group, Inc., Class A	20,498	1,076,350
Fidelity National Financial, Inc.	26,468	1,034,634
Fifth Third Bancorp	31,454	867,187
First Commonwealth Financial Corp.	112,873	1,234,831
First Financial Bancorp	55,943	980,681
First Hawaiian, Inc.	57,856	1,364,244
FNB Corp.	95,943	911,459
Franklin Resources, Inc. (c)	43,953	1,098,385
Fulton Financial Corp.	89,984	1,144,597
Hope Bancorp, Inc.	108,488	1,183,604
Huntington Bancshares, Inc.	81,754	1,032,553
Investors Bancorp, Inc.	114,623	1,210,419
JPMorgan Chase & Co.	8,874	1,127,619
KeyCorp	52,343	858,949
Lincoln National Corp.	14,139	711,333
M&T Bank Corp.	8,060	1,026,038
Mercury General Corp.	27,174	1,418,755
MetLife, Inc.	20,813	977,170
Navient Corp.	75,334	739,780
Northern Trust Corp.	11,295	1,052,016
Northwest Bancshares, Inc. (b)	113,018	1,439,849
Principal Financial Group, Inc.	17,490	867,679
Provident Financial Services, Inc.	59,792	1,073,864
Regions Financial Corp.	60,342	972,713
S&T Bancorp, Inc.	47,585	1,182,011
Safety Insurance Group, Inc. (b)	17,595	1,370,651
Sandy Spring Bancorp, Inc.	36,783	1,184,045
State Street Corp.	12,181	886,533
Synchrony Financial	25,430	882,675
The Bank of New York Mellon Corp.	27,351	1,160,776
The Blackstone Group, Inc., Class A	16,771	1,086,929
The Hartford Financial Services Group, Inc.	18,168	889,869
The PNC Financial Services Group, Inc.	7,513	1,119,437
The Travelers Cos., Inc.	8,473	1,189,355
Truist Financial Corp.	18,618	892,361
U.S. Bancorp	22,803	1,062,392
Waddell & Reed Financial, Inc., Class A	75,869	1,932,383
Webster Financial Corp.	26,208	1,104,667
Wells Fargo & Co.	32,789	989,572
WesBanco, Inc.	42,497	1,273,210
		55,166,686

See notes to financial statements.

29

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Health Care (1.4%):
AbbVie, Inc.	15,003	$1,607,571
CVS Health Corp.	20,458	1,397,281
Merck & Co., Inc.	17,559	1,436,326
National Healthcare Corp. (b)	19,450	1,291,675
Pfizer, Inc.	39,500	1,453,995
		7,186,848
Industrials (5.2%):
3M Co.	7,752	1,354,972
ACCO Brands Corp.	132,342	1,118,290
Apogee Enterprises, Inc.	31,085	984,773
Caterpillar, Inc.	7,715	1,404,284
Emerson Electric Co.	12,777	1,026,887
Ennis, Inc. (b)	67,381	1,202,751
GATX Corp. (c)	14,978	1,245,870
General Dynamics Corp.	7,991	1,189,221
GrafTech International Ltd.	109,118	1,163,198
H&E Equipment Services, Inc.	35,773	1,066,393
Healthcare Services Group (c)	41,768	1,173,681
HNI Corp.	25,883	891,928
Hyster-Yale Materials Handling, Inc.	20,774	1,237,092
KAR Auction Services, Inc.	45,412	845,117
Knoll, Inc.	59,299	870,509
Macquarie Infrastructure Corp.	22,296	837,215
McGrath RentCorp	14,743	989,255
National Presto Industries, Inc.	14,502	1,282,412
Snap-on, Inc.	6,687	1,144,413
Steelcase, Inc., Class A	71,258	965,546
Systemax, Inc.	50,220	1,802,396
The Greenbrier Cos., Inc.	27,084	985,316
Trinity Industries, Inc. (c)	52,590	1,387,850
		26,169,369
Information Technology (2.9%):
Benchmark Electronics, Inc.	41,657	1,125,156
Broadcom, Inc.	2,647	1,158,989
Cass Information Systems, Inc.	26,789	1,042,360
Cisco Systems, Inc.	26,668	1,193,393
HP, Inc.	43,786	1,076,698
International Business Machines Corp.	9,655	1,215,371
Juniper Networks, Inc.	54,604	1,229,136
MTS Systems Corp.	25,872	1,504,715
NetApp, Inc.	19,922	1,319,633
Paychex, Inc.	12,642	1,177,982
The Western Union Co.	47,528	1,042,764
Vishay Intertechnology, Inc.	59,636	1,235,062
		14,321,259

See notes to financial statements.

30

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Materials (4.8%):
Avient Corp.	27,154	$1,093,763
Cabot Corp.	24,207	1,086,410
Carpenter Technology Corp.	32,160	936,499
CF Industries Holdings, Inc.	25,716	995,466
Cleveland-Cliffs, Inc. (c)	103,280	1,503,757
Compass Minerals International, Inc.	17,935	1,106,948
Domtar Corp.	26,773	847,366
Eastman Chemical Co.	13,061	1,309,757
Greif, Inc., Class A (c)	23,970	1,123,714
International Paper Co.	25,727	1,279,146
Kaiser Aluminum Corp.	14,148	1,399,237
Myers Industries, Inc.	45,076	936,679
Nucor Corp.	21,799	1,159,489
Packaging Corp. of America	10,439	1,439,643
Schnitzer Steel Industries, Inc.	43,193	1,378,289
Schweitzer-Mauduit International, Inc.	31,480	1,265,811
Sensient Technologies Corp.	23,265	1,716,259
Tredegar Corp.	69,662	1,163,355
W.R. Grace & Co.	24,365	1,335,689
Westrock Co.	23,998	1,044,633
		24,121,910
Real Estate (0.6%):
Kennedy-Wilson Holdings, Inc.	66,827	1,195,535
Newmark Group, Inc., Class A	96,913	706,496
The RMR Group, Inc., Class A	35,161	1,357,918
		3,259,949
Utilities (5.6%):
ALLETE, Inc.	19,145	1,185,841
American Electric Power Co., Inc. (b)	15,407	1,282,941
Avista Corp.	27,690	1,111,477
Consolidated Edison, Inc. (b)	15,971	1,154,224
Dominion Energy, Inc.	13,050	981,360
DTE Energy Co.	8,340	1,012,560
Duke Energy Corp. (b)	14,216	1,301,617
Edison International	19,954	1,253,510
Entergy Corp.	10,121	1,010,481
Evergy, Inc. (b)	17,606	977,309
Exelon Corp.	25,865	1,092,020
FirstEnergy Corp.	31,122	952,645
New Jersey Resources Corp.	28,117	999,559
Northwest Natural Holding Co.	17,568	807,952
NorthWestern Corp.	19,644	1,145,442
Otter Tail Corp. (b)	23,602	1,005,681
Pinnacle West Capital Corp.	14,621	1,168,949
PPL Corp.	35,930	1,013,226
Public Service Enterprise Group, Inc.	22,331	1,301,897
Sempra Energy	8,096	1,031,511
South Jersey Industries, Inc. (c)	45,522	980,999

See notes to financial statements.

31

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Spire, Inc.	18,700	$1,197,548
The AES Corp.	44,967	1,056,725
The Southern Co. (b)	19,138	1,175,647
UGI Corp.	27,096	947,276
Unitil Corp. (b)	25,424	1,125,521
		28,273,918
		213,269,048
Total Common Stocks (Cost $378,656,052)		418,505,262
Collateral for Securities Loaned^ (2.7%)
United States (2.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (e)	231,522	231,522
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	7,954,121	7,954,121
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (e)	115,541	115,541
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (e)	921,286	921,286
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (e)	4,142,280	4,142,280
Total Collateral for Securities Loaned (Cost $13,364,750)		13,364,750
Total Investments (Cost $392,020,802) — 86.0%		431,870,012
Other assets in excess of liabilities — 14.0%		70,282,476
NET ASSETS — 100.00%		$502,152,488

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $4,920,137 and amounted to 1.0% of net assets.

(e)  Rate disclosed is the daily yield on December 31, 2020.

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	994	3/19/21	$249,878,123	$256,163,740	$6,285,617

See notes to financial statements.

32

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	885	3/19/21	$93,874,265	$94,287,900	$(413,635)
E-Mini MSCI Emerging Markets Index Futures	980	3/19/21	61,692,870	63,121,800	(1,428,930)
E-Mini Russell 2000 Index Futures	1,245	3/19/21	120,768,384	122,931,300	(2,162,916)
E-Mini S&P 500 Futures	2,232	3/19/21	411,972,757	418,366,080	(6,393,323)
					$(10,398,804)
	Total unrealized appreciation				$6,285,617
	Total unrealized depreciation				(10,398,804)
	Total net unrealized appreciation (depreciation)				$(4,113,187)

See notes to financial statements.

33

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2020

  (Unaudited)

	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
ASSETS:
Investments, at value (Cost $50,153,835 and $392,020,802)	$69,310,654	(a)	$431,870,012 (b)
Foreign currency, at value (Cost $— and $3,017,940)	—		3,037,239
Cash and cash equivalents	—		62,466,280
Deposit with brokers for futures contracts	137,003		53,934,933
Receivables:
Interest and dividends	72,790		631,898
Capital shares issued	348		898,657
Investments sold	25,552		555,217
Variation margin on open futures contracts	2,460		1,839,233
Reclaims	—		36,341
From Adviser	32,328		212,951
Prepaid expenses	1,079		32,980
Total Assets	69,582,214		555,515,741
LIABILITIES:
Payables:
Collateral received on loaned securities	1,693,514		13,364,750
Payable to custodian	41,999		—
Investments purchased	—		36,717,673
Capital shares redeemed	6		219,862
Variation margin on open futures contracts	—		2,745,360
Accrued foreign capital gains taxes	—		93,069
Accrued expenses and other payables:
Investment advisory fees	39,995		167,750
Administration fees	3,450		17,276
Custodian fees	4,368		9,982
Transfer agent fees	16,323		—
Compliance fees	51		156
Trustees' fees	—		412
12b-1 fees	13,634		2,683
Other accrued expenses	21,444		24,280
Total Liabilities	1,834,784		53,363,253
NET ASSETS:
Capital	49,197,231		505,223,159
Total accumulated earnings/(loss)	18,550,199		(3,070,671)
Net Assets	$67,747,430		$502,152,488
Net Assets
Class A Shares	$30,093,489		$21,854,330
Class C Shares	24,038,693		926,490
Class I Shares	13,615,248		478,941,514
Member Class	—		430,154
Total	$67,747,430		$502,152,488
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	2,070,399		2,293,457
Class C Shares	1,719,495		98,185
Class I Shares	935,708		49,968,833
Member Class	—		45,139
Total	4,725,602		52,405,614
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$14.54		$9.53
Class C Shares (c)	13.98		9.44
Class I Shares	14.55		9.58
Member Class	—		9.53
Maximum Sales Charge — Class A Shares	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$15.43		$10.11

(a)  Includes $1,658,343 of securities on loan.

(b)  Includes $12,897,893 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

34

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2020

  (Unaudited)

	Victory US 500 Enhanced Volatility Wtd Index Fund	Victory Market Neutral Income Fund
Investment Income:
Dividends	$507,095	$4,530,050
Interest	—	4,886
Securities lending (net of fees)	1,581	22,442
Foreign tax withholding	—	(306,350)
Total Income	508,676	4,251,028
Expenses:
Investment advisory fees	236,241	712,394
Administration fees	20,416	71,582
Sub-Administration fees	8,899	8,405
12b-1 fees — Class A Shares	35,779	11,236
12b-1 fees — Class C Shares	122,249	3,564
Custodian fees	5,571	83,082
Transfer agent fees — Class A Shares	14,935	2,116
Transfer agent fees — Class C Shares	13,695	260
Transfer agent fees — Class I Shares	6,246	65,028
Transfer agent fees — Member Class (a)	—	15
Trustees' fees	3,124	8,501
Compliance fees	319	951
Legal and audit fees	7,144	19,240
State registration and filing fees	25,761	34,275
Broker interest fees	—	56,205
Other expenses	14,168	31,307
Total Expenses	514,547	1,108,161
Expenses waived/reimbursed by Adviser	(104,694)	(528,413)
Expenses waived/reimbursed by Distributor	(500)	(10,000)
Net Expenses	409,353	569,748
Net Investment Income (Loss)	99,323	3,681,280
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	1,311,787	4,133,341
Foreign taxes on realized gains	—	(1,583)
Net realized gains (losses) from futures contracts	94,395	(31,161,452)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	10,916,086	37,312,131
Net change in unrealized appreciation/depreciation on futures contracts	(311)	(9,693,238)
Net change in accrued foreign taxes on unrealized gains	—	(71,554)
Net realized/unrealized gains (losses) on investments	12,321,957	517,645
Change in net assets resulting from operations	$12,421,280	$4,198,925

(a)  Victory Market Neutral Income Fund Member Class commenced operations on November 3, 2020.

See notes to financial statements.

35

Victory Portfolios II	Statements of Changes in Net Assets
	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$99,323	$282,179	$3,681,280	$4,852,563
Net realized gains (losses) from investments	1,406,182	10,001,368	(27,029,694)	(2,547,963)
Net change in unrealized appreciation/depreciation on investments	10,915,775	(5,353,313)	27,547,339	7,737,659
Change in net assets resulting from operations	12,421,280	4,930,234	4,198,925	10,042,259
Distributions to Shareholders:
Class A Shares	(3,047,556)	(3,629,656)	(710,221)	(475,577)
Class C Shares	(2,479,942)	(3,821,175)	(28,816)	(6,981)
Class I Shares	(1,441,847)	(2,728,622)	(9,271,362)	(4,070,545)
Member Class (a)	—	—	(6,188)	—
Change in net assets resulting from distributions to shareholders	(6,969,345)	(10,179,453)	(10,016,587)	(4,553,103)
Change in net assets resulting from capital transactions	(4,517,571)	(23,493,549)	319,755,356	94,738,075
Change in net assets	934,364	(28,742,768)	313,937,694	100,277,231
Net Assets:
Beginning of period	66,813,066	95,555,834	188,214,794	87,987,563
End of period	$67,747,430	$66,813,066	$502,152,488	$188,214,794

(a)  Victory Market Neutral Income Fund Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

36

Victory Portfolios II	Statements of Changes in Net Assets

  (continued)

	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,364,929	$1,011,964	$11,361,868	$10,172,219
Distributions reinvested	3,021,095	3,601,418	690,930	470,960
Cost of shares redeemed	(3,008,940)	(9,875,436)	(2,604,673)	(31,050,301)
Total Class A Shares	$1,377,084	$(5,262,054)	$9,448,125	$(20,407,122)
Class C Shares
Proceeds from shares issued	$261,064	$744,798	$359,121	$286,307
Distributions reinvested	2,452,286	3,779,973	28,816	6,981
Cost of shares redeemed	(6,868,146)	(11,854,457)	(67,986)	(120,324)
Total Class C Shares	$(4,154,796)	$(7,329,686)	$319,951	$172,964
Class I Shares
Proceeds from shares issued	$845,039	$2,905,460	$314,724,018	$136,738,767
Distributions reinvested	1,421,148	2,572,276	8,860,761	3,984,071
Cost of shares redeemed	(4,006,046)	(16,379,545)	(14,033,392)	(25,750,605)
Total Class I Shares	$(1,739,859)	$(10,901,809)	$309,551,387	$114,972,233
Member Class (a)
Proceeds from shares issued	$—	$—	$429,705	$—
Distributions reinvested	—	—	6,188	—
Total Member Class	$—	$—	$435,893	$—
Change in net assets resulting from capital transactions	$(4,517,571)	$(23,493,549)	$319,755,356	$94,738,075
Share Transactions:
Class A Shares
Issued	100,613	73,351	1,173,081	1,055,922
Reinvested	211,080	266,210	72,036	49,332
Redeemed	(208,165)	(715,630)	(268,274)	(3,220,943)
Total Class A Shares	103,528	(376,069)	976,843	(2,115,689)
Class C Shares
Issued	18,529	55,810	37,682	29,942
Reinvested	178,089	287,964	3,032	735
Redeemed	(497,640)	(887,789)	(7,134)	(12,813)
Total Class C Shares	(301,022)	(544,015)	33,580	17,864
Class I Shares
Issued	57,850	205,422	32,718,274	14,290,486
Reinvested	99,190	189,857	918,585	414,197
Redeemed	(276,913)	(1,198,037)	(1,446,421)	(2,675,738)
Total Class I Shares	(119,873)	(802,758)	32,190,438	12,028,945
Member Class (a)
Issued	—	—	44,495	—
Reinvested	—	—	644	—
Total Member Class	—	—	45,139	—
Change in Shares	(317,367)	(1,722,842)	33,246,000	9,931,120

(a)  Victory Market Neutral Income Fund Member Class commenced operations on November 3, 2020.

See notes to financial statements.

37

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Six Months Ended 12/31/20 (unaudited)	$13.42	0.04	2.69	2.73	(0.02)	(1.59)
Year Ended 6/30/20	$14.26	0.08	0.88	0.96	(0.07)	(1.73)
Year Ended 6/30/19	$16.50	0.13	(0.36)	(0.23)	(0.12)	(1.89)
Year Ended 6/30/18	$16.04	0.11	1.91	2.02	(0.10)	(1.46)
Year Ended 6/30/17	$13.80	0.11	2.48	2.59	(0.11)	(0.24)
Year Ended 6/30/16	$14.15	0.13	0.16	0.29	(0.12)	(0.52)
Class C
Six Months Ended 12/31/20 (unaudited)	$12.99	(0.02)	2.60	2.58	— (f)	(1.59)
Year Ended 6/30/20	$13.90	(0.03)	0.87	0.84	(0.02)	(1.73)
Year Ended 6/30/19	$16.16	0.02	(0.35)	(0.33)	(0.04)	(1.89)
Year Ended 6/30/18	$15.78	(0.02)	1.86	1.84	— (f)	(1.46)
Year Ended 6/30/17	$13.59	— (f)	2.44	2.44	(0.01)	(0.24)
Year Ended 6/30/16	$13.95	0.02	0.17	0.19	(0.03)	(0.52)
Class I
Six Months Ended 12/31/20 (unaudited)	$13.43	0.06	2.69	2.75	(0.04)	(1.59)
Year Ended 6/30/20	$14.26	0.12	0.88	1.00	(0.10)	(1.73)
Year Ended 6/30/19	$16.50	0.17	(0.36)	(0.19)	(0.16)	(1.89)
Year Ended 6/30/18	$16.05	0.15	1.90	2.05	(0.14)	(1.46)
Year Ended 6/30/17	$13.80	0.15	2.48	2.63	(0.14)	(0.24)
Year Ended 6/30/16	$14.15	0.16	0.16	0.32	(0.15)	(0.52)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

(f)  Amount is less than $0.005 per share

See notes to financial statements.

38

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Six Months Ended 12/31/20 (unaudited)	(1.61)	$14.54	20.59%	0.99%	0.52%	1.28%	$30,093	40%
Year Ended 6/30/20	(1.80)	$13.42	6.71%	0.99%	0.56%	1.28%	$26,394	54%
Year Ended 6/30/19	(2.01)	$14.26	(0.01)%	0.99%	0.84%	1.25%	$33,406	120	%(e)
Year Ended 6/30/18	(1.56)	$16.50	12.79%	0.99%	0.67%	1.19%	$51,671	45%
Year Ended 6/30/17	(0.35)	$16.04	18.89%	0.99%	0.75%	1.35%	$36,721	38%
Year Ended 6/30/16	(0.64)	$13.80	2.17%	0.99%	0.92%	1.28%	$62,700	46%
Class C
Six Months Ended 12/31/20 (unaudited)	(1.59)	$13.98	20.06%	1.74%	(0.24)%	2.06%	$24,039	40%
Year Ended 6/30/20	(1.75)	$12.99	5.96%	1.74%	(0.19)%	2.03%	$26,240	54%
Year Ended 6/30/19	(1.93)	$13.90	(0.73)%	1.74%	0.10%	2.00%	$35,649	120	%(e)
Year Ended 6/30/18	(1.46)	$16.16	11.78%	1.74%	(0.11)%	1.97%	$41,410	45%
Year Ended 6/30/17	(0.25)	$15.78	18.09%	1.74%	0.01%	2.12%	$57,620	38%
Year Ended 6/30/16	(0.55)	$13.59	1.42%	1.74%	0.16%	2.11%	$58,249	46%
Class I
Six Months Ended 12/31/20 (unaudited)	(1.63)	$14.55	20.71%	0.74%	0.76%	1.07%	$13,615	40%
Year Ended 6/30/20	(1.83)	$13.43	6.97%	0.74%	0.86%	1.02%	$14,179	54%
Year Ended 6/30/19	(2.05)	$14.26	0.24%	0.74%	1.10%	1.00%	$26,501	120	%(e)
Year Ended 6/30/18	(1.60)	$16.50	12.97%	0.74%	0.91%	0.95%	$36,400	45%
Year Ended 6/30/17	(0.38)	$16.05	19.24%	0.74%	1.00%	1.13%	$32,751	38%
Year Ended 6/30/16	(0.67)	$13.80	2.42%	0.74%	1.14%	1.11%	$44,170	46%

See notes to financial statements.

39

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
Victory Market Neutral Income Fund
Class A
Six Months Ended 12/31/20 (unaudited)	$9.77	0.13	(0.01	)(e)	0.12	(0.11)	(0.25)
Year Ended 6/30/20	$9.51	0.27	0.23		0.50	(0.24)	—
Year Ended 6/30/19	$9.61	0.32	(0.13)		0.19	(0.27)	(0.02)
Year Ended 6/30/18	$9.40	0.24	0.26		0.50	(0.29)	—
Year Ended 6/30/17	$9.21	0.24	0.20		0.44	(0.25)	—
Year Ended 6/30/16	$9.41	0.26	(0.02)		0.24	(0.21)	(0.23)
Class C
Six Months Ended 12/31/20 (unaudited)	$9.69	0.10	(0.02	)(e)	0.08	(0.08)	(0.25)
Year Ended 6/30/20	$9.43	0.21	0.22		0.43	(0.17)	—
Year Ended 6/30/19	$9.54	0.25	(0.14)		0.11	(0.20)	(0.02)
Year Ended 6/30/18	$9.33	0.17	0.26		0.43	(0.22)	—
Year Ended 6/30/17	$9.15	0.17	0.20		0.37	(0.19)	—
Year Ended 6/30/16	$9.36	0.19	(0.02)		0.17	(0.15)	(0.23)
Class I
Six Months Ended 12/31/20 (unaudited)	$9.83	0.15	(0.02	)(e)	0.13	(0.13)	(0.25)
Year Ended 6/30/20	$9.55	0.31	0.23		0.54	(0.26)	—
Year Ended 6/30/19	$9.65	0.38	(0.16)		0.22	(0.30)	(0.02)
Year Ended 6/30/18	$9.44	0.26	0.26		0.52	(0.31)	—
Year Ended 6/30/17	$9.24	0.27	0.20		0.47	(0.27)	—
Year Ended 6/30/16	$9.44	0.30	(0.04)		0.26	(0.23)	(0.23)
Member Class
11/3/20(h) through 12/31/20	$9.62	0.27	(0.09	)(e)	0.18	(0.02)	(0.25)
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for period less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  The net expense ratios include broker interest fees which are excluded from the expense limits of the Fund. The net expense ratios excluding broker interest fees for the period ended December 31, 2020, are 0.75%, 1.50%, 0.40% and 0.55% for Class A, Class C, Class I and Member Class shares, respectively.

(g)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

(h)  Commencement of operations.

See notes to financial statements.

40

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Market Neutral Income Fund
Class A
Six Months Ended 12/31/20 (unaudited)	(0.36)	$9.53	1.24%	0.80	%(f)	2.75%	1.13%	$21,854	43%
Year Ended 6/30/20	(0.24)	$9.77	5.31%	0.75%		2.78%	1.17%	$12,870	119	%(g)
Year Ended 6/30/19	(0.29)	$9.51	1.99%	0.75%		3.36%	1.03%	$32,627	82%%
Year Ended 6/30/18	(0.29)	$9.61	5.37%	0.89%		2.55%	1.18%	$23,847	69%
Year Ended 6/30/17	(0.25)	$9.40	4.77%	0.90%		2.59%	1.25%	$24,998	63%
Year Ended 6/30/16	(0.44)	$9.21	2.54%	0.90%		2.72%	1.06%	$29,649	92%
Class C
Six Months Ended 12/31/20 (unaudited)	(0.33)	$9.44	0.81%	1.55	%(f)	2.03%	2.21%	$926	43%
Year Ended 6/30/20	(0.17)	$9.69	4.59%	1.50%		2.20%	2.62%	$626	119	%(g)
Year Ended 6/30/19	(0.22)	$9.43	1.19%	1.50%		2.57%	2.56%	$441	82%
Year Ended 6/30/18	(0.22)	$9.54	4.64%	1.64%		1.79%	2.51%	$311	69%
Year Ended 6/30/17	(0.19)	$9.33	4.02%	1.65%		1.88%	3.00%	$519	63%
Year Ended 6/30/16	(0.38)	$9.15	1.75%	1.65%		2.00%	2.48%	$518	92%
Class I
Six Months Ended 12/31/20 (unaudited)	(0.38)	$9.58	1.28%	0.45	%(f)	3.10%	0.90%	$478,942	43%
Year Ended 6/30/20	(0.26)	$9.83	5.79%	0.40%		3.23%	0.89%	$174,719	119	%(g)
Year Ended 6/30/19	(0.32)	$9.55	2.25%	0.40%		3.91%	1.05%	$54,920	82%
Year Ended 6/30/18	(0.31)	$9.65	5.62%	0.64%		2.72%	1.09%	$19,483	69%
Year Ended 6/30/17	(0.27)	$9.44	5.11%	0.65%		2.83%	1.13%	$31,140	63%
Year Ended 6/30/16	(0.46)	$9.24	2.77%	0.65%		3.16%	1.05%	$43,866	92%
Member Class
11/3/20(h) through 12/31/20	(0.27)	$9.53	1.87%	0.70	%(f)	17.17%	10.06%	$430	43%

See notes to financial statements.

41

Victory Portfolios II	Notes to Financial Statements December 31, 2020

  (Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust as a successor to the "Compass EMP Funds Trust." The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 27 funds, 25 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the two following Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory US 500 Enhanced Volatility Wtd Index Fund	US 500 Enhanced Volatility Wtd Index Fund	Classes A, C and I
Victory Market Neutral Income Fund	Market Neutral Income Fund	Classes A, C, I and Member Class*

*  Member Class commenced operations on November 3, 2020.

Each class of shares of a Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

42

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including ETFs, American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' NAVs are calculated. The Market Neutral Income Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of December 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments.

	Level 1	Level 2	Level 3	Total
US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$67,411,209	$—	$—	$67,411,209
Investment Companies	205,931	—	—	205,931
Collateral for Securities Loaned	1,693,514	—	—	1,693,514
Total	$69,310,654	$—	$—	$69,310,654
Other Financial Investments^:
Assets:
Futures Contracts	$9,409	$—	$—	$9,409
Total	$9,409	$—	$—	$9,409
Market Neutral Income Fund
Common Stocks	$359,424,651	$59,080,611	$—	$418,505,262
Collateral for Securities Loaned	13,364,750	—	—	13,364,750
Total	$372,789,401	$59,080,611	$—	$431,870,012
Other Financial Investments^:
Assets:
Futures Contracts	$6,285,617	$—	$—	$6,285,617
Liabilities:
Futures Contracts	$(10,398,804)	$—	$—	$(10,398,804)
Total	$(4,113,187)	$—	$—	$(4,113,187)

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

43

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

For the six months ended December 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2020, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary

44

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market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with brokers for futures contracts.

During the six months ended December 31, 2020, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Options Transactions:

The Funds may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount equal to the premium received is included as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange-traded. The collateral held by the Funds, if any, is presented on the Schedules of Portfolio Investments. During the six months ended December 31, 2020, the Funds did not engage in any options trading activity.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of December 31, 2020, discloses both gross information and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

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instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

				Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts of Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for offset	Cash Collateral Received	Net Amount
US 500 Enhanced Volatility Wtd Index Fund
Futures-Goldman Sachs & Co.	$2,460	$—	$2,460	$—	$—	$2,460
Market Neutral Income Fund
Futures-Goldman Sachs & Co.	1,839,233	—	1,839,233	(1,839,233)	—	—
				Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts of Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for offset	Cash Collateral Pledged*	Net Amount
Market Neutral Income Fund
Futures-Goldman Sachs & Co.	$2,745,360	$—	$2,745,360	$(1,839,233)	$(906,127)	$—

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by each Fund is disclosed on the Statements of Assets and Liabilities.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2020:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:
US 500 Enhanced Volatility Wtd Index Fund	$9,409	$—
Market Neutral Income Fund	6,285,617	10,398,804

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

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The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2020:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts
Equity Risk Exposure:
US 500 Enhanced Volatility Wtd Index Fund	$94,395	$(311)
Market Neutral Income Fund	(31,161,452)	(9,693,238)

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the US 500 Enhanced Volatility Wtd Index Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. The volume associated with futures contracts in the Market Neutral Income Fund was 82% based on average monthly notional amounts in comparison to net assets during the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

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Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of December 31, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan	Collateral Received*	< 30 Days	Between 30 and 90 Days	> 90 Days
US 500 Enhanced Volatility Wtd Index Fund	$1,658,343	$1,658,343	$—	$—	$—
Market Neutral Income Fund	12,897,893	12,897,893	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations including foreign currency arising from in-kind redemptions, are disclosed as net realized gains (losses) from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

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Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2020, were as follows:

	Purchases	Sales
US 500 Enhanced Volatility Wtd Index Fund	$42,610,529	$22,822,946
Market Neutral Income Fund	314,005,480	90,164,777

For the six months ended December 31, 2020, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Amounts incurred and paid to VCM for the six months ended December 31, 2020, are reflected on the Statements of Operations as Investment advisory fees.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Flat Rate
US 500 Enhanced Volatility Wtd Index Fund	0.70%
Market Neutral Income Fund	0.60%

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as Sub-Administrator and Sub-Fund Accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Sub-Administration fees.

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Custodian fees.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

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FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Transfer agent fees.

Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class shares of the Funds. Victory Capital Transfer Agency, Inc. receives no fee or other compensation for these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Compliance fees.

Sidley Austin LLP provides legal services to the Trust.

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective December 31, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as 12b-1 fees.

Pursuant to the Distribution and Service Plans (the "Plans") adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fees, at an annual rate of up to 0.25% of the average daily net assets for Class A Shares, and at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A or Class C Shares of the Funds.

The Plans are characterized as reimbursement plans since the distribution fees will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. If the aggregate payments received by the Distributor for a particular class of shares of the Funds in any fiscal year exceed the expenditures made by the Distributor in that year pursuant to the Plans, the Distributor will reimburse the Funds for the amount of the excess. For the six months ended December 31, 2020, the Distributor reimbursed $500 to the US 500 Enhanced Volatility Wtd Index Fund and $10,000 to the Market Neutral Income Fund.

In addition, the Distributor is entitled to receive commission on sales of Class A Shares of the Funds. For the six months ended December 31, 2020, the Distributor received approximately $1,327 from commissions earned on sales of Class A Shares. A $15 fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short- term trading and to offset brokerage commissions, market impact and other costs that may be associated with short- term money movement in and out of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

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from the expense limits. As of December 31, 2020, the expense limits (excluding voluntary waivers) are as follows:

	In effect July 1, 2020 until October 31, 2021
	Class A Shares	Class C Shares	Class I Shares	Member Class
US 500 Enhanced Volatility Wtd Index Fund	0.99%	1.74%	0.74%	N/A
Market Neutral Income Fund	0.75%	1.50%	0.40%	0.55	%(a)

(a)  In effect June 10, 2020, until at least October 31, 2021.

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months, if any, are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

As of December 31, 2020, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at December 31, 2020.

	Expires June 30, 2021	Expires June 30, 2022	Expires June 30, 2023	Expires June 30, 2024	Total
US 500 Enhanced Volatility Wtd Index Fund	$283,259	$292,081	$229,910	$104,694	$909,944
Market Neutral Income Fund	197,955	258,188	670,257	528,413	1,654,813

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2020.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, Custodian, Distributor and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

Equity Risk — An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

Foreign Securities Risk — The Market Neutral Income Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of the Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self- sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

Geopolitical/Natural Disaster Risk — An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended December 31, 2020, the Victory Funds Complex and the USAA Mutual Funds Complex (another series of mutual funds managed by the Adviser) participated in a short-term demand note "Line of Credit" with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended December 31, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

The Funds did not utilize the Line of Credit during the six months ended December 31, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly borrow money from or lend money to any other Victory Fund, that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, as applicable, is presented

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

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on the Statements of Operations under Interest expense on interfund lending. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending income.

The Funds did not utilize the Facility during the six months ended December 31, 2020.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid quarterly for each Fund. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending June 30, 2021.

As of the most recent tax year ended June 30, 2020, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs are applied as either short-term or long-term depending on the originating capital loss.

	Short-Term Amount	Long-Term Amount	Total
Market Neutral Income Fund	$1,011,865	$3,526,994	$4,538,859

8. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2020, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds. Shareholders of record may hold Fund shares for the benefit of their customers.

	Shareholder	Percent
US 500 Enhanced Volatility Wtd Index Fund	LPL Financial Corp.	34.3%
Market Neutral Income Fund	Charles Schwab & Co., Inc.	26.1%
Market Neutral Income Fund	Gerlach Co. LLC	39.5%

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Victory Portfolios II	Supplemental Information December 31, 2020

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020, through December 31, 2020 (unless noted otherwise).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	$1,000.00	$1,205.90	$1,020.21	$5.50	$5.04	0.99%
Class C Shares	1,000.00	1,200.60	1,016.43	9.65	8.84	1.74%
Class I Shares	1,000.00	1,207.10	1,021.48	4.12	3.77	0.74%
Market Neutral Income Fund
Class A Shares	1,000.00	1,012.40	1,021.17	4.06	4.08	0.80%
Class C Shares	1,000.00	1,008.10	1,017.39	7.85	7.88	1.55%
Class I Shares	1,000.00	1,012.80	1,022.94	2.28	2.29	0.45%
Member Class**	1,000.00	1,018.70	1,021.68	1.14	3.57	0.70%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 59/365 to reflect the stub period from commencement of operations November 3, 2020, through December 31, 2020.

54

Victory Portfolios II	Supplemental Information — continued December 31, 2020

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 2, 2020. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 27, 2020 called for the purpose of reviewing the Agreement. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds, which also serves as independent legal counsel to the Independent Trustees. In addition, the Independent Trustees considered a past review of their overall process for conducting the annual review of the Funds' advisory arrangements by an independent consultant retained through their counsel.

The Board took into consideration regular reports from the Adviser throughout the COVID-19 pandemic public health crisis concerning how the ongoing pandemic has affected market volatility, investment risk and the implementation and effectiveness of business continuity plans. These reports also had confirmed that the pandemic had no material impact on the Adviser's operations.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The total expenses of each Fund;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability with respect to each Fund individually. In addition, the Board compared each Fund's gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by an independent consultant and a peer group of funds with similar investment strategies selected by that independent consultant from the universe. The Board reviewed the factors and methodology used by the independent consultant in the selection of each Fund's peer group, including the independent consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer

55

Victory Portfolios II	Supplemental Information — continued December 31, 2020

  (Unaudited)

groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the independent consultant's methodology as compared to the prior year, including those resulting from the Adviser's input, if any. The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which are generally viewed as a method by which an investment adviser shares any economies of scale with a fund as a fund grows. The Board also considered the Adviser's commitment to limit expenses as discussed in more detail below, and would consider breakpoints at a future time if a Fund's assets were to grow significantly.

The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser's oversight of the Funds' day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one- and three-year periods against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

US 500 Enhanced Volatility Wtd Index Fund

Noting that the Fund commenced operations in 2012, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, and underperformed the peer group median for all of the periods reviewed, with the exception of the one-year period. The Board noted that the Fund's investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of the Fund is net of expenses, while the performance of the benchmark index is gross returns and as a result, the Fund generally will underperform its benchmarks due to fees and expenses. The Board discussed with the Adviser the Fund's rules-based rebalancing in light of market conditions and that the Fund performed in accordance with the Adviser's expectations.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Market Neutral Income Fund

Noting that the Fund commenced operations in 2012, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

56

Victory Portfolios II	Supplemental Information — continued December 31, 2020

  (Unaudited)

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

57

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)
800-235-8396 for Member Class

VP-COMPASS-SAR (12/20)

December 31, 2020

Semi Annual Report

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares Emerging Market Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Emerging Market High Div Volatility Wtd ETF

VictoryShares Dividend Accelerator ETF

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

VictoryShares Nasdaq Next 50 ETF

VictoryShares Top Veteran Employers ETF

VictoryShares Protect America ETF

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the VictoryShares' shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictorySharesLiterature.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You can inform your financial intermediary that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all VictoryShares you hold through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

• Detailed performance records

• Daily share prices

• The latest fund news

• Investment resources to help you become a better investor

• A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Financial Statements
Victory Portfolios II Exchange-Traded Funds
VictoryShares US 500 Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	10-21
Statement of Assets and Liabilities	154
Statement of Operations	160
Statement of Changes in Net Assets	166
Financial Highlights	172
VictoryShares US Small Cap Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	22-33
Statement of Assets and Liabilities	154
Statement of Operations	160
Statement of Changes in Net Assets	166
Financial Highlights	172
VictoryShares International Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	34-53
Statement of Assets and Liabilities	154
Statement of Operations	160
Statement of Changes in Net Assets	166
Financial Highlights	172
VictoryShares Emerging Market Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	54-71
Statement of Assets and Liabilities	155
Statement of Operations	161
Statement of Changes in Net Assets	167
Financial Highlights	174
VictoryShares US Large Cap High Div Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	72-75
Statement of Assets and Liabilities	155
Statement of Operations	161
Statement of Changes in Net Assets	167
Financial Highlights	174
VictoryShares US Small Cap High Div Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	76-79
Statement of Assets and Liabilities	155
Statement of Operations	161
Statement of Changes in Net Assets	167
Financial Highlights	174

Table of Contents (continued)

VictoryShares International High Div Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	80-86
Statement of Assets and Liabilities	156
Statement of Operations	162
Statement of Changes in Net Assets	168
Financial Highlights	176
VictoryShares Emerging Market High Div Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	87-92
Statement of Assets and Liabilities	156
Statement of Operations	162
Statement of Changes in Net Assets	168
Financial Highlights	176
VictoryShares Dividend Accelerator ETF
Investment Objectives & Portfolio Holdings	7
Schedule of Portfolio Investments	93-95
Statement of Assets and Liabilities	156
Statement of Operations	162
Statement of Changes in Net Assets	168
Financial Highlights	176
VictoryShares US Multi-Factor Minimum Volatility ETF
Investment Objectives & Portfolio Holdings	7
Schedule of Portfolio Investments	96-98
Statement of Assets and Liabilities	157
Statement of Operations	163
Statement of Changes in Net Assets	169
Financial Highlights	178
VictoryShares US 500 Enhanced Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	7
Schedule of Portfolio Investments	99-110
Statement of Assets and Liabilities	157
Statement of Operations	163
Statement of Changes in Net Assets	169
Financial Highlights	178
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	7
Schedule of Portfolio Investments	111-114
Statement of Assets and Liabilities	157
Statement of Operations	163
Statement of Changes in Net Assets	169
Financial Highlights	178
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	8
Schedule of Portfolio Investments	115-126
Statement of Assets and Liabilities	158
Statement of Operations	164
Statement of Changes in Net Assets	170
Financial Highlights	180

Table of Contents (continued)

VictoryShares Developed Enhanced Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	8
Schedule of Portfolio Investments	127-146
Statement of Assets and Liabilities	158
Statement of Operations	164
Statement of Changes in Net Assets	170
Financial Highlights	180
Notes to Financial Statements	184
Supplemental Information
Proxy Voting and Portfolio Holdings Information	202
Expense Examples	202
Advisory Contract Approval	204
Privacy Policy (inside back cover)

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 866-376-7890.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The VictoryShares are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the VictoryShares.

For additional information about any VictoryShares, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 866-376-7890. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the ETFs, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

866-376-7890

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios II	December 31, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings:

VictoryShares US 500 Volatility Wtd ETF
Seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

VictoryShares US Small Cap Volatility
Wtd ETF
Seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

VictoryShares International Volatility
Wtd ETF
Seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Volatility Weighted Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

VictoryShares Emerging Market Volatility
Wtd ETF
Seeks to provide investment results that track the performance of the Nasdaq Victory Emerging Market 500 Volatility Weighted Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II	December 31, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

VictoryShares US Large Cap High Div
Volatility Wtd ETF
Seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

VictoryShares US Small Cap High Div
Volatility Wtd ETF
Seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

VictoryShares International High Div
Volatility Wtd ETF
Seeks to provide investment results that track the performance of the Nasdaq Victory International High Dividend 100 Volatility Weighted Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

VictoryShares Emerging Market High Div
Volatility Wtd ETF
Seeks to provide investment results that track the performance of the Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II	December 31, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

VictoryShares Dividend Accelerator ETF
Seeks to provide investment results that track the performance of the Nasdaq Victory Dividend Accelerator Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

VictoryShares US Multi-Factor Minimum
Volatility ETF
Seeks to provide investment results that track the performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

VictoryShares US 500 Enhanced
Volatility Wtd ETF
Seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF Total
Seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II	December 31, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

VictoryShares US Discovery Enhanced Volatility Wtd ETF
Seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

VictoryShares Developed Enhanced
Volatility Wtd ETF
Seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

VictoryShares Nasdaq Next 50 ETF
Seeks to provide investment results that track the performance of the Nasdaq Q-50 Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

VictoryShares Top Veteran Employers ETF
Seeks to provide investment results that track the performance of the Veterans Select Index before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II	December 31, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

VictoryShares Protect America ETF
Seeks to provide investment results that track the performance of the Nasdaq Yewno Aerospace & Defense IndexTM before fees and expenses.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (5.1%):
Activision Blizzard, Inc.	18,121	$1,682,535
Alphabet, Inc., Class A (a)	949	1,663,255
Altice USA, Inc., Class A (a) (b)	44,246	1,675,596
ANGI Homeservices, Inc., Class A (a) (b)	62,939	830,480
AT&T, Inc.	52,994	1,524,107
Cable One, Inc.	684	1,523,760
CenturyLink, Inc.	99,681	971,890
Charter Communications, Inc., Class A (a)	2,781	1,839,772
Comcast Corp., Class A	33,736	1,767,766
Discovery, Inc., Class A (a) (b)	52,579	1,582,102
DISH Network Corp., Class A (a)	25,535	825,802
Electronic Arts, Inc.	11,829	1,698,644
Facebook, Inc., Class A (a)	4,448	1,215,016
Fox Corp., Class A	42,951	1,250,733
Liberty Broadband Corp., Class C (a)	11,091	1,756,482
Netflix, Inc. (a)	2,499	1,351,284
Omnicom Group, Inc.	23,035	1,436,693
Sirius XM Holdings, Inc. (b)	229,596	1,462,527
Take-Two Interactive Software, Inc. (a)	8,255	1,715,307
The Interpublic Group of Cos., Inc.	56,645	1,332,290
The New York Times Co., Class A	33,456	1,732,017
T-Mobile U.S., Inc. (a)	11,899	1,604,580
Verizon Communications, Inc.	37,756	2,218,165
ViacomCBS, Inc., Class B	27,463	1,023,271
		35,684,074
Consumer Discretionary (9.5%):
Advance Auto Parts, Inc.	7,578	1,193,611
Amazon.com, Inc. (a)	473	1,540,528
Aptiv PLC	8,915	1,161,535
AutoZone, Inc. (a)	1,133	1,343,104
Best Buy Co., Inc.	9,964	994,308
Booking Holdings, Inc. (a)	620	1,380,907
BorgWarner, Inc.	28,360	1,095,830
Bright Horizons Family Solutions, Inc. (a)	6,680	1,155,573
CarMax, Inc. (a)	9,128	862,231
Chegg, Inc. (a)	12,846	1,160,379
Chipotle Mexican Grill, Inc. (a)	875	1,213,371
D.R. Horton, Inc.	13,805	951,441
Dollar General Corp.	9,151	1,924,455
Dollar Tree, Inc. (a)	12,663	1,368,111
Domino's Pizza, Inc.	3,177	1,218,252
eBay, Inc.	30,879	1,551,670
Etsy, Inc. (a)	7,271	1,293,584
Floor & Decor Holdings, Inc., Class A (a)	12,184	1,131,284
Garmin Ltd.	14,697	1,758,643
General Motors Co.	31,641	1,317,531
Gentex Corp.	53,890	1,828,489

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Genuine Parts Co.	11,514	$1,156,351
Hasbro, Inc.	13,073	1,222,848
Hilton Worldwide Holdings, Inc.	12,760	1,419,678
Las Vegas Sands Corp.	19,271	1,148,552
Lear Corp.	8,547	1,359,229
Lennar Corp., Class A	11,214	854,843
LKQ Corp. (a)	26,852	946,264
Lowe's Cos., Inc.	6,870	1,102,704
Marriott International, Inc., Class A	8,382	1,105,753
McDonald's Corp.	6,365	1,365,802
MGM Resorts International	26,043	820,615
Mohawk Industries, Inc. (a)	8,296	1,169,321
NIKE, Inc., Class B	12,288	1,738,383
NVR, Inc. (a)	221	901,649
O'Reilly Automotive, Inc. (a)	2,824	1,278,058
Pool Corp.	4,003	1,491,118
PulteGroup, Inc.	19,204	828,076
Ross Stores, Inc.	11,232	1,379,402
Service Corp. International	28,897	1,418,843
Starbucks Corp.	14,484	1,549,498
Target Corp.	9,810	1,731,759
Tesla, Inc. (a)	1,372	968,179
The Home Depot, Inc.	4,459	1,184,400
The TJX Cos., Inc.	20,608	1,407,320
Tractor Supply Co.	10,164	1,428,854
Ulta Beauty, Inc. (a)	3,808	1,093,505
Vail Resorts, Inc.	5,243	1,462,587
VF Corp.	15,032	1,283,883
Whirlpool Corp.	5,044	910,392
Williams-Sonoma, Inc.	9,675	985,302
Yum! Brands, Inc.	13,062	1,418,011
		65,576,016
Consumer Staples (7.0%):
Archer-Daniels-Midland Co.	31,916	1,608,886
Brown-Forman Corp., Class B	19,740	1,567,948
Campbell Soup Co. (b)	34,632	1,674,457
Casey's General Stores, Inc.	7,287	1,301,604
Church & Dwight Co., Inc.	18,325	1,598,490
Colgate-Palmolive Co.	22,047	1,885,238
Conagra Brands, Inc.	39,249	1,423,169
Costco Wholesale Corp.	5,684	2,141,618
General Mills, Inc.	28,996	1,704,965
Herbalife Nutrition Ltd. (a)	21,133	1,015,441
Hormel Foods Corp.	37,160	1,732,027
Kellogg Co.	25,241	1,570,747
Kimberly-Clark Corp.	11,620	1,566,725
Lamb Weston Holdings, Inc.	15,785	1,242,911
McCormick & Co., Inc.	14,422	1,378,743
Mondelez International, Inc., Class A	27,983	1,636,166
Monster Beverage Corp. (a)	19,123	1,768,495

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
PepsiCo, Inc.	10,755	$1,594,967
Philip Morris International, Inc.	17,932	1,484,590
Sysco Corp.	13,788	1,023,897
The Boston Beer Co., Inc., Class A (a)	1,191	1,184,199
The Clorox Co.	8,446	1,705,416
The Coca-Cola Co.	33,390	1,831,108
The Estee Lauder Cos., Inc., Class A	6,180	1,645,054
The Hershey Co.	9,938	1,513,856
The J.M. Smucker Co.	14,432	1,668,339
The Kroger Co.	51,708	1,642,246
The Procter & Gamble Co.	12,248	1,704,187
Tyson Foods, Inc., Class A	18,179	1,171,455
Walgreens Boots Alliance, Inc.	33,005	1,316,239
Walmart, Inc.	13,003	1,874,382
		48,177,565
Energy (1.4%):
Cabot Oil & Gas Corp.	57,889	942,433
Cheniere Energy, Inc. (a)	20,533	1,232,595
ConocoPhillips	21,495	859,585
EOG Resources, Inc.	17,906	892,972
Exxon Mobil Corp.	28,682	1,182,272
Kinder Morgan, Inc.	73,124	999,605
ONEOK, Inc.	21,865	839,179
Pioneer Natural Resources Co.	7,147	813,972
The Williams Cos., Inc.	41,637	834,822
Valero Energy Corp.	15,008	849,003
		9,446,438
Financials (13.8%):
Aflac, Inc.	26,720	1,188,238
Ally Financial, Inc.	32,093	1,144,436
American Express Co.	8,987	1,086,618
Ameriprise Financial, Inc.	5,089	988,945
Arch Capital Group Ltd. (a)	31,396	1,132,454
Ares Management Corp., Class A	26,244	1,234,780
Arthur J. Gallagher & Co.	12,944	1,601,302
Assurant, Inc.	9,312	1,268,481
Athene Holding Ltd., Class A (a)	18,457	796,235
Bank of America Corp.	38,049	1,153,265
Berkshire Hathaway, Inc., Class B (a)	7,362	1,707,027
BlackRock, Inc., Class A	1,969	1,420,712
Brown & Brown, Inc.	31,717	1,503,703
Cboe Global Markets, Inc.	14,228	1,324,911
Chubb Ltd.	9,517	1,464,857
Cincinnati Financial Corp.	12,519	1,093,785
Citigroup, Inc.	16,376	1,009,744
Citizens Financial Group, Inc.	29,403	1,051,451
CME Group, Inc.	6,726	1,224,468
Commerce Bancshares, Inc.	20,392	1,339,754
Credit Acceptance Corp. (a) (b)	2,247	777,777

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Discover Financial Services	12,566	$1,137,600
Erie Indemnity Co., Class A	5,346	1,312,978
Everest Re Group Ltd.	5,273	1,234,356
FactSet Research Systems, Inc.	3,572	1,187,690
Fidelity National Financial, Inc.	31,378	1,226,566
Fifth Third Bancorp	37,291	1,028,113
First Republic Bank	10,493	1,541,736
Franklin Resources, Inc.	52,107	1,302,154
Globe Life, Inc.	12,831	1,218,432
Huntington Bancshares, Inc.	96,920	1,224,100
Interactive Brokers Group, Inc.	22,822	1,390,316
Intercontinental Exchange, Inc.	13,796	1,590,541
JPMorgan Chase & Co.	10,520	1,336,776
KeyCorp	62,055	1,018,323
KKR & Co., Inc.	28,875	1,169,149
Lincoln National Corp.	16,759	843,145
LPL Financial Holdings, Inc.	10,394	1,083,263
M&T Bank Corp.	9,553	1,216,097
Markel Corp. (a)	1,016	1,049,833
MarketAxess Holdings, Inc.	2,594	1,480,033
Marsh & McLennan Cos., Inc.	13,405	1,568,385
MetLife, Inc.	24,672	1,158,350
Moody's Corp.	3,746	1,087,239
Morgan Stanley	18,820	1,289,735
Morningstar, Inc.	11,205	2,594,743
MSCI, Inc.	2,923	1,305,207
Nasdaq, Inc.	9,866	1,309,613
Northern Trust Corp.	13,389	1,247,051
Principal Financial Group, Inc.	20,734	1,028,614
Raymond James Financial, Inc.	12,898	1,233,952
Regions Financial Corp.	71,535	1,153,144
RenaissanceRe Holdings Ltd.	7,113	1,179,478
S&P Global, Inc.	3,295	1,083,165
SEI Investments Co.	23,761	1,365,545
State Street Corp.	14,440	1,050,943
SVB Financial Group (a)	3,396	1,317,071
Synchrony Financial	30,146	1,046,368
T. Rowe Price Group, Inc.	8,484	1,284,393
The Allstate Corp.	13,814	1,518,573
The Bank of New York Mellon Corp.	32,426	1,376,159
The Blackstone Group, Inc., Class A	19,880	1,288,423
The Charles Schwab Corp.	30,295	1,606,847
The Goldman Sachs Group, Inc.	5,260	1,387,115
The Hartford Financial Services Group, Inc.	21,539	1,054,980
The PNC Financial Services Group, Inc.	8,904	1,326,696
The Progressive Corp.	16,353	1,616,984
The Travelers Cos., Inc.	10,045	1,410,017
Tradeweb Markets, Inc., Class A	23,835	1,488,496
Truist Financial Corp.	22,070	1,057,815
U.S. Bancorp	27,035	1,259,561

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Voya Financial, Inc.	22,460	$1,320,873
W.R. Berkley Corp.	18,986	1,261,050
Wells Fargo & Co.	38,872	1,173,157
		93,553,886
Health Care (16.6%):
Abbott Laboratories	13,232	1,448,772
AbbVie, Inc.	17,788	1,905,984
ABIOMED, Inc. (a)	4,273	1,385,307
Agilent Technologies, Inc.	15,512	1,838,018
Alexion Pharmaceuticals, Inc. (a)	13,334	2,083,304
Align Technology, Inc. (a)	3,020	1,613,828
Amedisys, Inc. (a)	4,729	1,387,158
AmerisourceBergen Corp.	13,846	1,353,585
Amgen, Inc.	5,981	1,375,152
Anthem, Inc.	3,726	1,196,381
Avantor, Inc. (a)	39,294	1,106,126
Baxter International, Inc.	17,385	1,394,972
Becton, Dickinson & Co.	6,417	1,605,662
Biogen, Inc. (a)	4,351	1,065,386
BioMarin Pharmaceutical, Inc. (a)	12,747	1,117,784
Bio-Rad Laboratories, Inc., Class A (a)	2,993	1,744,739
Bio-Techne Corp.	6,206	1,970,716
Boston Scientific Corp. (a)	31,840	1,144,648
Catalent, Inc. (a)	11,727	1,220,429
Centene Corp. (a)	17,474	1,048,964
Cerner Corp.	24,775	1,944,342
Charles River Laboratories International, Inc. (a)	5,177	1,293,525
Chemed Corp.	2,595	1,382,123
Cigna Corp.	6,237	1,298,419
CRISPR Therapeutics AG (a)	10,575	1,619,138
CVS Health Corp.	24,252	1,656,412
Danaher Corp.	8,400	1,865,975
DaVita, Inc. (a)	16,212	1,903,288
DexCom, Inc. (a)	2,600	961,272
Edwards Lifesciences Corp. (a)	15,339	1,399,377
Eli Lilly & Co.	9,674	1,633,358
Encompass Health Corp.	20,409	1,687,620
Exelixis, Inc. (a)	48,623	975,864
HCA Healthcare, Inc.	6,821	1,121,782
Henry Schein, Inc. (a)	20,234	1,352,845
Hologic, Inc. (a)	21,151	1,540,427
Horizon Therapeutics PLC (a) (b)	14,201	1,038,803
Humana, Inc.	2,667	1,094,190
IDEXX Laboratories, Inc. (a)	3,754	1,876,511
Illumina, Inc. (a)	3,781	1,398,970
Insulet Corp. (a)	5,759	1,472,173
Intuitive Surgical, Inc. (a)	1,738	1,421,858
Ionis Pharmaceuticals, Inc. (a)	25,830	1,460,428
IQVIA Holdings, Inc. (a)	6,942	1,243,798
Jazz Pharmaceuticals PLC (a)	9,457	1,560,878

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Johnson & Johnson	12,157	$1,913,269
Laboratory Corp. of America Holdings (a)	6,103	1,242,266
LHC Group, Inc. (a)	5,458	1,164,301
Masimo Corp. (a)	7,140	1,916,232
McKesson Corp.	8,134	1,414,665
Medtronic PLC	12,975	1,519,892
Merck & Co., Inc.	20,818	1,702,912
Mettler-Toledo International, Inc. (a)	1,452	1,654,815
Molina Healthcare, Inc. (a)	5,946	1,264,595
Neurocrine Biosciences, Inc. (a)	11,806	1,131,605
Novocure Ltd. (a)	12,370	2,140,505
Penumbra, Inc. (a) (b)	6,023	1,054,025
PerkinElmer, Inc.	13,768	1,975,709
Perrigo Co. PLC	24,245	1,084,236
Pfizer, Inc.	46,784	1,722,119
PRA Health Sciences, Inc. (a)	10,151	1,273,341
Quest Diagnostics, Inc.	12,293	1,464,957
Quidel Corp. (a)	4,122	740,517
Regeneron Pharmaceuticals, Inc. (a)	2,235	1,079,751
Repligen Corp. (a)	7,982	1,529,591
ResMed, Inc.	6,319	1,343,167
Stryker Corp.	5,821	1,426,378
Syneos Health, Inc. (a)	13,970	951,776
Teleflex, Inc.	3,315	1,364,355
The Cooper Cos., Inc.	4,593	1,668,729
Thermo Fisher Scientific, Inc.	3,766	1,754,127
UnitedHealth Group, Inc.	3,760	1,318,557
Universal Health Services, Inc., Class B	7,774	1,068,925
Veeva Systems, Inc., Class A (a)	4,499	1,224,853
Vertex Pharmaceuticals, Inc. (a)	5,001	1,181,936
Waters Corp. (a)	6,582	1,628,518
West Pharmaceutical Services, Inc.	5,321	1,507,493
Zimmer Biomet Holdings, Inc.	8,176	1,259,840
Zoetis, Inc.	9,029	1,494,300
		113,392,548
Industrials (15.5%):
3M Co.	9,191	1,606,495
Allegion PLC	12,224	1,422,629
AMERCO, Inc.	3,536	1,605,203
AMETEK, Inc.	12,060	1,458,536
AO Smith Corp.	31,428	1,722,883
C.H. Robinson Worldwide, Inc.	19,162	1,798,737
Carlisle Cos., Inc.	9,316	1,454,973
Caterpillar, Inc.	9,145	1,664,573
Cintas Corp.	3,243	1,146,271
Copart, Inc. (a)	12,339	1,570,138
CoStar Group, Inc. (a)	1,500	1,386,420
CSX Corp.	15,832	1,436,754
Cummins, Inc.	6,204	1,408,928
Deere & Co.	5,866	1,578,247

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Dover Corp.	10,908	$1,377,135
Eaton Corp. PLC	10,530	1,265,074
Emerson Electric Co.	15,147	1,217,364
Enphase Energy, Inc. (a)	7,227	1,268,122
Equifax, Inc.	8,381	1,616,192
Expeditors International of Washington, Inc.	20,169	1,918,273
Fastenal Co.	30,719	1,500,009
FedEx Corp.	4,800	1,246,176
Fortive Corp.	20,144	1,426,598
Fortune Brands Home & Security, Inc.	11,579	992,552
Generac Holdings, Inc. (a)	5,870	1,334,897
General Dynamics Corp.	9,476	1,410,218
General Electric Co.	145,673	1,573,268
Graco, Inc.	23,280	1,684,308
HEICO Corp.	9,111	1,206,296
Honeywell International, Inc.	7,601	1,616,733
Howmet Aerospace, Inc. (a)	43,918	1,253,420
Hubbell, Inc.	8,451	1,325,032
IAA, Inc. (a)	19,455	1,264,186
IDEX Corp.	8,395	1,672,284
Illinois Tool Works, Inc.	6,674	1,360,695
J.B. Hunt Transport Services, Inc.	10,071	1,376,202
Jacobs Engineering Group, Inc.	14,937	1,627,536
Johnson Controls International PLC	32,835	1,529,783
Kansas City Southern	6,101	1,245,397
Knight-Swift Transportation Holdings, Inc.	32,170	1,345,349
L3Harris Technologies, Inc.	7,607	1,437,875
Lennox International, Inc.	5,201	1,424,918
Lockheed Martin Corp.	3,458	1,227,521
Masco Corp.	23,633	1,298,161
Nordson Corp.	5,925	1,190,629
Norfolk Southern Corp.	5,466	1,298,776
Northrop Grumman Corp.	4,138	1,260,931
Old Dominion Freight Line, Inc.	6,762	1,319,807
PACCAR, Inc.	18,441	1,591,089
Parker-Hannifin Corp.	4,583	1,248,455
Quanta Services, Inc.	22,712	1,635,718
Republic Services, Inc.	17,316	1,667,531
Rockwell Automation, Inc.	4,959	1,243,767
Rollins, Inc.	44,368	1,733,457
Roper Technologies, Inc.	3,320	1,431,219
Snap-on, Inc.	7,930	1,357,140
Southwest Airlines Co.	24,311	1,133,136
Stanley Black & Decker, Inc.	5,441	971,545
Teledyne Technologies, Inc. (a)	3,523	1,380,946
Textron, Inc.	21,279	1,028,414
The Toro Co.	20,139	1,909,984
Trane Technologies PLC	10,612	1,540,438
TransDigm Group, Inc. (a)	1,560	965,406
TransUnion	14,403	1,429,066

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Trex Co., Inc. (a)	12,078	$1,011,170
Union Pacific Corp.	7,017	1,461,080
United Parcel Service, Inc., Class B	8,582	1,445,209
United Rentals, Inc. (a)	4,802	1,113,632
Verisk Analytics, Inc.	7,895	1,638,923
W.W. Grainger, Inc.	3,621	1,478,599
Waste Management, Inc.	14,154	1,669,181
Watsco, Inc.	6,380	1,445,389
Westinghouse Air Brake Technologies Corp.	16,009	1,171,859
XPO Logistics, Inc. (a)	9,043	1,077,926
Xylem, Inc.	15,105	1,537,538
		105,690,321
Information Technology (19.3%):
Accenture PLC, Class A	5,752	1,502,480
Adobe, Inc. (a)	2,373	1,186,785
Advanced Micro Devices, Inc. (a)	10,388	952,683
Akamai Technologies, Inc. (a)	13,445	1,411,591
Amphenol Corp., Class A	12,573	1,644,171
Analog Devices, Inc.	9,500	1,403,435
ANSYS, Inc. (a)	3,731	1,357,338
Apple, Inc.	10,143	1,345,875
Applied Materials, Inc.	15,678	1,353,011
Arista Networks, Inc. (a)	5,426	1,576,633
Aspen Technology, Inc. (a)	8,105	1,055,676
Autodesk, Inc. (a)	4,653	1,420,747
Automatic Data Processing, Inc.	9,014	1,588,267
Black Knight, Inc. (a)	20,085	1,774,511
Booz Allen Hamilton Holding Corp.	18,344	1,599,230
Broadcom, Inc.	3,141	1,375,287
Broadridge Financial Solutions, Inc.	11,365	1,741,118
Cadence Design Systems, Inc. (a)	11,599	1,582,452
CDW Corp.	10,003	1,318,295
Ceridian HCM Holding, Inc. (a)	11,971	1,275,630
Ciena Corp. (a)	23,602	1,247,366
Cisco Systems, Inc.	31,618	1,414,906
Citrix Systems, Inc.	9,802	1,275,240
Cognex Corp.	14,308	1,148,718
Cognizant Technology Solutions Corp., Class A	17,132	1,403,967
Corning, Inc.	33,986	1,223,496
Datadog, Inc., Class A (a)	10,855	1,068,566
Dell Technologies, Inc., Class C (a)	16,542	1,212,363
Dolby Laboratories, Inc., Class A	19,057	1,851,007
Dropbox, Inc., Class A (a)	51,637	1,145,825
Entegris, Inc.	16,239	1,560,568
EPAM Systems, Inc. (a)	3,232	1,158,187
F5 Networks, Inc. (a)	10,722	1,886,428
Fair Isaac Corp. (a)	2,306	1,178,458
Fidelity National Information Services, Inc.	8,437	1,193,498
First Solar, Inc. (a)	13,422	1,327,704
Fiserv, Inc. (a)	12,276	1,397,745
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
FleetCor Technologies, Inc. (a)	4,352	$1,187,356
Fortinet, Inc. (a)	7,967	1,183,339
Gartner, Inc. (a)	9,139	1,463,976
Genpact Ltd.	27,823	1,150,759
Global Payments, Inc.	5,850	1,260,207
HP, Inc.	51,909	1,276,442
Intel Corp.	20,851	1,038,797
International Business Machines Corp.	11,449	1,441,200
Intuit, Inc.	3,520	1,337,072
IPG Photonics Corp. (a)	6,580	1,472,538
Jack Henry & Associates, Inc.	8,762	1,419,356
Juniper Networks, Inc.	64,733	1,457,140
Keysight Technologies, Inc. (a)	12,875	1,700,659
KLA Corp.	4,608	1,193,057
Lam Research Corp.	2,665	1,258,600
Leidos Holdings, Inc.	14,297	1,502,901
Marvell Technology Group Ltd.	28,435	1,351,800
Mastercard, Inc., Class A	3,319	1,184,684
Microchip Technology, Inc.	8,337	1,151,423
Micron Technology, Inc. (a)	21,759	1,635,842
Microsoft Corp.	5,844	1,299,822
MKS Instruments, Inc.	7,774	1,169,598
Monolithic Power Systems, Inc.	3,567	1,306,342
Motorola Solutions, Inc.	8,290	1,409,797
NetApp, Inc.	23,617	1,564,390
NortonLifeLock, Inc.	43,848	911,161
Nuance Communications, Inc. (a)	43,330	1,910,420
NVIDIA Corp.	1,917	1,001,057
Oracle Corp.	23,759	1,536,970
Paychex, Inc.	14,991	1,396,861
Paycom Software, Inc. (a)	2,921	1,321,022
Paylocity Holding Corp. (a)	6,625	1,364,154
PayPal Holdings, Inc. (a)	5,675	1,329,085
PTC, Inc. (a)	14,316	1,712,337
Qorvo, Inc. (a)	8,142	1,353,770
QUALCOMM, Inc.	9,461	1,441,289
salesforce.com, Inc. (a)	4,036	898,131
Seagate Technology PLC	27,473	1,707,722
ServiceNow, Inc. (a)	2,427	1,335,894
Skyworks Solutions, Inc.	7,236	1,106,240
SolarWinds Corp. (a) (b)	54,365	812,757
Square, Inc., Class A (a)	5,117	1,113,664
SS&C Technologies Holdings, Inc.	19,410	1,412,078
SYNNEX Corp.	15,344	1,249,615
Synopsys, Inc. (a)	6,334	1,642,026
Teradyne, Inc.	12,720	1,525,001
Texas Instruments, Inc.	9,168	1,504,744
The Trade Desk, Inc., Class A (a)	1,694	1,356,894
The Western Union Co.	56,347	1,236,253
Trimble, Inc. (a)	19,929	1,330,659

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Tyler Technologies, Inc. (a)	4,755	$2,075,652
Universal Display Corp.	6,040	1,387,992
VeriSign, Inc. (a)	6,654	1,439,926
Visa, Inc., Class A	6,245	1,365,969
VMware, Inc., Class A (a) (b)	8,990	1,260,937
WEX, Inc. (a)	4,594	935,017
Xilinx, Inc.	12,202	1,729,878
Zebra Technologies Corp. (a)	4,130	1,587,283
Zoom Video Communications, Inc., Class A (a)	2,667	899,632
		130,768,444
Materials (5.7%):
Air Products & Chemicals, Inc.	4,544	1,241,512
Albemarle Corp.	10,870	1,603,541
AptarGroup, Inc.	14,100	1,930,150
Avery Dennison Corp.	10,121	1,569,868
Ball Corp.	17,821	1,660,561
Berry Global Group, Inc. (a)	24,637	1,384,353
Celanese Corp.	10,387	1,349,687
CF Industries Holdings, Inc.	30,486	1,180,113
Corteva, Inc.	38,323	1,483,867
Crown Holdings, Inc. (a)	14,782	1,481,156
Eastman Chemical Co.	15,484	1,552,735
FMC Corp.	10,113	1,162,287
International Flavors & Fragrances, Inc. (b)	10,970	1,193,975
International Paper Co.	30,502	1,516,559
LyondellBasell Industries NV, Class A	12,573	1,152,441
Martin Marietta Materials, Inc.	5,092	1,445,975
Newmont Corp.	18,611	1,114,613
Nucor Corp.	25,845	1,374,695
Packaging Corp. of America	12,374	1,706,499
PPG Industries, Inc.	10,848	1,564,498
Reliance Steel & Aluminum Co.	11,646	1,394,608
Royal Gold, Inc.	7,360	782,810
RPM International, Inc.	14,905	1,353,076
The Scotts Miracle-Gro Co.	6,435	1,281,466
The Sherwin-Williams Co.	1,950	1,433,075
Vulcan Materials Co.	8,922	1,323,222
Westlake Chemical Corp.	14,066	1,147,786
Westrock Co.	28,448	1,238,341
		38,623,469
Real Estate (0.2%):
CBRE Group, Inc., Class A (a)	19,888	1,247,375
Utilities (5.6%):
Alliant Energy Corp.	26,798	1,380,901
Ameren Corp.	16,083	1,255,439
American Electric Power Co., Inc.	18,270	1,521,343
American Water Works Co., Inc.	9,111	1,398,265
Atmos Energy Corp.	13,700	1,307,391
CMS Energy Corp.	23,726	1,447,523

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Consolidated Edison, Inc.	18,938	$1,368,649
Dominion Energy, Inc.	15,469	1,163,269
DTE Energy Co.	9,886	1,200,259
Duke Energy Corp.	16,854	1,543,151
Edison International	23,657	1,486,133
Entergy Corp.	11,996	1,197,681
Essential Utilities, Inc.	26,920	1,273,047
Evergy, Inc.	20,872	1,158,605
Eversource Energy	14,269	1,234,411
Exelon Corp.	30,662	1,294,550
FirstEnergy Corp.	36,897	1,129,417
NextEra Energy, Inc.	19,358	1,493,470
NRG Energy, Inc.	34,504	1,295,625
Pinnacle West Capital Corp.	17,334	1,385,853
PPL Corp.	42,595	1,201,179
Public Service Enterprise Group, Inc.	26,473	1,543,377
Sempra Energy	9,596	1,222,626
The AES Corp.	53,310	1,252,785
The Southern Co.	22,689	1,393,785
UGI Corp.	32,122	1,122,985
Vistra Corp.	57,906	1,138,432
WEC Energy Group, Inc.	13,693	1,260,167
Xcel Energy, Inc.	20,510	1,367,402
		38,037,720
Total Common Stocks (Cost $534,140,194)		680,197,856
Collateral for Securities Loaned^ (1.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (c)	158,308	158,308
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	5,438,792	5,438,792
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (c)	79,003	79,003
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (c)	629,948	629,948
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (c)	2,832,368	2,832,368
Total Collateral for Securities Loaned (Cost $9,138,419)		9,138,419
Total Investments (Cost $543,278,613) — 101.0%		689,336,275
Liabilities in excess of other assets — (1.0)%		(7,160,074)
NET ASSETS — 100.00%		$682,176,201

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2020.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	9	3/19/21	$1,656,049	$1,686,960	$30,911
	Total unrealized appreciation				$30,911
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$30,911

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (2.7%):
AMC Networks, Inc., Class A (a) (b)	1,397	$49,971
Cargurus, Inc. (a)	1,295	41,090
Consolidated Communications Holdings, Inc. (a)	3,504	17,135
Gray Television, Inc. (a)	1,689	30,216
MSG Networks, Inc., Class A (a) (b)	4,160	61,318
National CineMedia, Inc.	5,317	19,779
QuinStreet, Inc. (a)	2,445	52,421
Sciplay Corp., Class A (a)	2,796	38,725
Shenandoah Telecommunications Co.	727	31,443
Sinclair Broadcast Group, Inc., Class A	1,292	41,150
TechTarget, Inc. (a)	1,189	70,283
TEGNA, Inc.	2,772	38,669
Telephone & Data Systems, Inc.	1,618	30,046
WideOpenWest, Inc. (a)	4,492	47,930
		570,176
Consumer Discretionary (11.8%):
1-800-Flowers.com, Inc., Class A (a)	1,160	30,160
Acushnet Holdings Corp.	1,441	58,418
Adtalem Global Education, Inc. (a)	1,399	47,497
American Public Education, Inc. (a)	1,098	33,467
America's Car-Mart, Inc. (a)	258	28,339
Asbury Automotive Group, Inc. (a)	278	40,516
Big Lots, Inc.	452	19,404
Boot Barn Holdings, Inc. (a)	811	35,165
Brinker International, Inc.	382	21,610
Cavco Industries, Inc. (a)	152	26,668
Century Communities, Inc. (a)	649	28,413
Cooper Tire & Rubber Co.	1,040	42,120
Core-Mark Holding Co., Inc.	1,207	35,450
Crocs, Inc. (a)	598	37,471
Dana, Inc.	1,659	32,384
Dave & Buster's Entertainment, Inc.	785	23,566
Denny's Corp. (a)	1,858	27,275
Dorman Products, Inc. (a)	511	44,365
El Pollo Loco Holdings, Inc. (a)	1,810	32,761
Franchise Group, Inc.	744	22,655
Gentherm, Inc. (a)	1,001	65,284
G-III Apparel Group Ltd. (a)	1,369	32,500
Graham Holdings Co., Class B	85	45,337
Green Brick Partners, Inc. (a)	2,339	53,704
Group 1 Automotive, Inc.	278	36,457
GrowGeneration Corp. (a)	1,273	51,200
H&R Block, Inc.	2,355	37,350
Hibbett Sports, Inc. (a)	753	34,774
Hilton Grand Vacations, Inc. (a)	1,191	37,338
Installed Building Products, Inc. (a)	288	29,356
iRobot Corp. (a)	485	38,941

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Jack in the Box, Inc.	283	$26,262
Johnson Outdoors, Inc., Class A	523	58,905
Kontoor Brands, Inc.	1,239	50,254
La-Z-Boy, Inc.	1,062	42,310
LCI Industries	314	40,720
LGI Homes, Inc. (a)	234	24,769
Lumber Liquidators Holdings, Inc. (a)	878	26,990
M/I Homes, Inc. (a)	493	21,835
Malibu Boats, Inc., Class A (a)	575	35,903
MarineMax, Inc. (a)	916	32,087
MDC Holdings, Inc.	633	30,764
Monarch Casino & Resort, Inc. (a)	528	32,324
Monro, Inc.	815	43,440
Perdoceo Education Corp. (a)	2,612	32,990
PetMed Express, Inc. (b)	948	30,393
Rent-A-Center, Inc.	1,077	41,238
Revolve Group, Inc. (a)	1,284	40,022
Sally Beauty Holdings, Inc. (a)	2,552	33,278
Shoe Carnival, Inc.	708	27,739
Shutterstock, Inc.	812	58,221
Skyline Champion Corp. (a)	1,010	31,249
Sleep Number Corp. (a)	511	41,830
Sportsman's Warehouse Holdings, Inc. (a)	1,982	34,784
Standard Motor Products, Inc.	1,021	41,310
Steven Madden Ltd.	1,397	49,342
Strategic Education, Inc.	352	33,556
Stride, Inc. (a)	832	17,663
Sturm Ruger & Co., Inc.	779	50,690
The Buckle, Inc.	1,798	52,502
The Michaels Cos., Inc. (a)	1,288	16,757
TRI Pointe Group, Inc. (a)	1,538	26,531
Universal Electronics, Inc. (a)	953	49,994
W.W. International, Inc. (a)	1,016	24,790
Winmark Corp.	292	54,253
Winnebago Industries, Inc.	503	30,150
Wolverine World Wide, Inc.	1,209	37,781
XPEL, Inc. (a)	1,107	57,077
Zumiez, Inc. (a)	1,249	45,938
		2,556,586
Consumer Staples (6.4%):
B&G Foods, Inc. (b)	1,065	29,532
BellRing Brands, Inc., Class A (a)	2,083	50,638
Calavo Growers, Inc.	668	46,379
Cal-Maine Foods, Inc. (a)	1,340	50,304
Central Garden & Pet Co., Class A (a)	1,342	48,755
Coca-Cola Consolidated, Inc.	152	40,473
Edgewell Personal Care Co.	1,028	35,548
elf Beauty, Inc. (a)	1,608	40,506
Fresh Del Monte Produce, Inc.	1,470	35,383
Hostess Brands, Inc. (a)	5,772	84,503

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Ingles Markets, Inc., Class A	1,047	$44,665
Inter Parfums, Inc.	684	41,375
J & J Snack Foods Corp.	283	43,970
John B Sanfilippo & Son, Inc.	686	54,098
Medifast, Inc.	228	44,766
MGP Ingredients, Inc.	967	45,507
Nu Skin Enterprises, Inc., Class A	483	26,386
PriceSmart, Inc.	754	68,682
SpartanNash Co.	1,537	26,759
Sprouts Farmers Market, Inc. (a)	1,859	37,366
The Simply Good Foods Co. (a)	1,415	44,374
Tootsie Roll Industries, Inc. (b)	2,309	68,577
Turning Point Brands, Inc.	1,217	54,230
Universal Corp.	1,303	63,339
USANA Health Sciences, Inc. (a)	452	34,849
Vector Group Ltd.	4,493	52,343
WD-40 Co.	265	70,405
Weis Markets, Inc.	1,161	55,507
		1,339,219
Energy (1.8%):
Arch Resources, Inc.	729	31,908
Brigham Minerals, Inc.	2,209	24,277
Cactus, Inc., Class A	1,037	27,035
Clean Energy Fuels Corp. (a)	7,820	61,465
CVR Energy, Inc.	1,453	21,650
Helix Energy Solutions Group, Inc. (a)	4,313	18,115
International Seaways, Inc.	1,785	29,149
Murphy Oil Corp.	1,517	18,356
ProPetro Holding Corp. (a)	2,507	18,527
Renewable Energy Group, Inc. (a)	682	48,299
SEACOR Holdings, Inc. (a)	1,025	42,485
Talos Energy, Inc. (a)	2,769	22,817
World Fuel Services Corp.	1,102	34,338
		398,421
Financials (24.4%):
1st Source Corp.	1,091	43,967
American Equity Investment Life Holding Co.	949	26,249
American National Group, Inc.	627	60,267
Ameris Bancorp	1,170	44,542
AMERISAFE, Inc.	712	40,890
Associated Bancorp	2,544	43,375
Assured Guaranty Ltd.	1,357	42,732
Atlantic Union Bankshares Corp.	1,370	45,128
Axos Financial, Inc. (a)	1,205	45,224
B. Riley Financial, Inc.	1,346	59,520
BancFirst Corp.	635	37,275
BancorpSouth Bank	1,526	41,873
Bank of Hawaii Corp.	698	53,480
Bank OZK	1,396	43,653

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
BankUnited, Inc.	1,150	$39,997
Banner Corp.	839	39,089
BGC Partners, Inc., Class A	11,328	45,312
Brighthouse Financial, Inc. (a)	771	27,914
Brightsphere Investment Group, Inc.	1,861	35,880
Brookline Bancorp, Inc.	4,025	48,461
Capitol Federal Financial, Inc.	5,229	65,363
Cathay General Bancorp	1,355	43,617
City Holding Co.	696	48,407
CNO Financial Group, Inc.	1,826	40,592
Cohen & Steers, Inc.	511	37,967
Columbia Banking System, Inc.	1,195	42,901
Columbia Financial, Inc. (a)	5,282	82,188
CVB Financial Corp.	2,313	45,104
Eagle Bancorp, Inc.	1,209	49,932
Employers Holdings, Inc.	1,445	46,515
Encore Capital Group, Inc. (a)	450	17,528
Enterprise Financial Services Corp.	1,083	37,851
Evercore, Inc.	533	58,438
FB Financial Corp.	1,217	42,266
FBL Financial Group, Inc., Class A	798	41,903
Federal Agricultural Mortgage Corp., Class C	547	40,615
Federated Hermes, Inc.	1,278	36,921
First Bancorp, Inc.	4,751	43,804
First Busey Corp.	1,927	41,527
First Commonwealth Financial Corp.	4,396	48,092
First Financial Bancorp	2,179	38,198
First Hawaiian, Inc.	2,253	53,125
First Interstate BancSystem, Inc., Class A	1,145	46,682
First Merchants Corp.	1,393	52,111
First Midwest Bancorp, Inc.	2,922	46,518
FirstCash, Inc.	719	50,359
Flagstar Bancorp, Inc.	1,024	41,738
FNB Corp.	3,737	35,502
Focus Financial Partners, Inc., Class A (a)	830	36,105
Fulton Financial Corp.	3,494	44,444
German American Bancorp, Inc.	1,521	50,330
Green Dot Corp., Class A (a)	483	26,951
Heartland Financial USA, Inc.	951	38,392
Heritage Financial Corp.	1,849	43,248
Hilltop Holdings, Inc.	1,588	43,686
Home BancShares, Inc.	1,872	36,467
Hope Bancorp, Inc.	4,226	46,106
Horace Mann Educators Corp.	1,066	44,815
Independent Bank Corp.	613	44,774
Independent Bank Group, Inc.	604	37,762
International Bancshares Corp.	948	35,493
Investors Bancorp, Inc.	4,465	47,150
Kearny Financial Corp.	5,590	59,030
Lakeland Financial Corp.	814	43,614

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Live Oak Bancshares, Inc.	1,283	$60,890
Mercury General Corp.	1,059	55,290
Moelis & Co., Class A	1,337	62,518
Mr. Cooper Group, Inc. (a)	1,310	40,649
National Bank Holdings Corp., Class A	1,427	46,749
National Western Life Group, Inc., Class A	144	29,727
Navient Corp.	2,934	28,812
NBT Bancorp, Inc.	1,408	45,197
Nelnet, Inc., Class A	725	51,649
NMI Holdings, Inc., Class A (a)	1,500	33,975
Northwest Bancshares, Inc.	4,402	56,081
Oceanfirst Financial Corp.	2,309	43,017
Old National Bancorp	2,955	48,935
Pacific Premier Bancorp, Inc.	1,327	41,575
Palomar Holdings, Inc. (a)	300	26,652
Park National Corp.	396	41,584
Piper Sandler Cos.	438	44,194
PJT Partners, Inc., Class A	606	45,602
PRA Group, Inc. (a)	661	26,215
Premier Financial Corp.	1,568	36,064
Provident Financial Services, Inc.	2,329	41,829
Radian Group, Inc.	1,502	30,416
Renasant Corp.	1,470	49,510
S&T Bancorp, Inc.	1,854	46,053
Safety Insurance Group, Inc.	685	53,362
Sandy Spring Bancorp, Inc.	1,433	46,128
Seacoast Banking Corp. of Florida (a)	1,588	46,767
ServisFirst Bancshares, Inc.	956	38,517
Simmons First National Corp., Class A	2,028	43,785
SLM Corp.	4,814	59,645
Southside Bancshares, Inc.	1,511	46,886
Sterling Bancorp	2,008	36,104
Stewart Information Services Corp.	869	42,025
Stock Yards Bancorp, Inc.	879	35,582
StoneX Group, Inc. (a)	588	34,045
Tompkins Financial Corp. (b)	567	40,030
Towne Bank	2,069	48,580
TriCo Bancshares	1,432	50,521
Triumph Bancorp, Inc. (a)	964	46,802
Trupanion, Inc. (a)	472	56,503
Trustmark Corp.	1,681	45,908
UMB Financial Corp.	695	47,948
United Community Banks, Inc.	1,747	49,685
Veritex Holdings, Inc.	1,615	41,441
Victory Capital Holdings, Inc., Class A (c)	2,255	55,947
Virtus Investment Partners, Inc.	223	48,391
Waddell & Reed Financial, Inc., Class A	2,955	75,265
Walker & Dunlop, Inc.	511	47,022
Washington Federal, Inc.	1,599	41,158
Webster Financial Corp.	1,021	43,035

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
WesBanco, Inc.	1,655	$49,584
Westamerica Bancorp	769	42,518
White Mountains Insurance Group Ltd.	57	57,038
Wintrust Financial Corp.	614	37,509
WSFS Financial Corp.	1,080	48,470
		5,308,342
Health Care (9.5%):
Acadia Healthcare Co., Inc. (a)	809	40,660
Addus HomeCare Corp. (a)	327	38,288
AMN Healthcare Services, Inc. (a)	649	44,294
Amphastar Pharmaceuticals, Inc. (a)	2,413	48,525
Anika Therapeutics, Inc. (a)	923	41,775
Antares Pharma, Inc. (a)	11,102	44,297
Atrion Corp.	77	49,452
BioLife Solutions, Inc. (a)	1,342	53,532
BioTelemetry, Inc. (a)	946	68,187
Brookdale Senior Living, Inc. (a)	6,864	30,408
Cantel Medical Corp.	444	35,014
Castle Biosciences, Inc. (a)	662	44,453
Coherus Biosciences, Inc. (a)	1,850	32,153
Corcept Therapeutics, Inc. (a)	3,622	94,752
CorVel Corp. (a)	423	44,838
Enanta Pharmaceuticals, Inc. (a)	792	33,343
Fulgent Genetics, Inc. (a) (b)	605	31,521
Hanger, Inc. (a)	1,606	35,316
HealthStream, Inc. (a)	2,181	47,633
HMS Holdings Corp. (a)	2,063	75,815
Innoviva, Inc. (a)	3,559	44,096
Inogen, Inc. (a)	982	43,876
Integer Holdings Corp. (a)	495	40,189
Ironwood Pharmaceuticals, Inc. (a)	4,264	48,567
Lantheus Holdings, Inc. (a)	2,489	33,577
LeMaitre Vascular, Inc. (b)	1,079	43,700
Luminex Corp.	1,458	33,709
Magellan Health, Inc. (a)	443	36,698
Meridian Bioscience, Inc. (a)	1,980	37,006
National Healthcare Corp.	758	50,339
National Research Corp.	582	24,881
NextGen Healthcare, Inc. (a)	1,685	30,734
Omnicell, Inc. (a)	654	78,494
Phibro Animal Health Corp., Class A	1,620	31,460
Prestige Consumer Healthcare, Inc. (a)	1,395	48,644
R1 RCM, Inc. (a)	2,378	57,119
Select Medical Holdings Corp. (a)	1,321	36,539
SIGA Technologies, Inc. (a)	5,685	41,330
Simulations Plus, Inc.	625	44,950
STAAR Surgical Co. (a)	767	60,761
Supernus Pharmaceuticals, Inc. (a)	1,871	47,074
Surmodics, Inc. (a)	821	35,730
The Pennant Group, Inc. (a)	553	32,107

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
U.S. Physical Therapy, Inc.	327	$39,322
Vanda Pharmaceuticals, Inc. (a)	3,711	48,763
Zynex, Inc. (a) (b)	1,682	22,640
		2,026,561
Industrials (19.4%):
AAON, Inc.	687	45,775
AAR Corp.	1,015	36,763
ACCO Brands Corp.	5,155	43,560
AeroVironment, Inc. (a)	518	45,014
Alamo Group, Inc.	369	50,904
Albany International Corp.	603	44,272
Ameresco, Inc., Class A (a)	940	49,106
American Woodmark Corp. (a)	260	24,401
Apogee Enterprises, Inc.	1,211	38,364
Applied Industrial Technologies, Inc.	559	43,596
ArcBest Corp.	1,040	44,377
Arcosa, Inc.	783	43,010
Astec Industries, Inc.	793	45,899
Atkore International Group, Inc. (a)	879	36,136
AZZ, Inc.	1,062	50,381
Barnes Group, Inc.	726	36,801
Brady Corp., Class A	919	48,541
Casella Waste Systems, Inc. (a)	766	47,454
CBIZ, Inc. (a)	1,979	52,661
Chart Industries, Inc. (a)	327	38,517
Cimpress PLC (a)	232	20,356
Columbus McKinnon Corp.	904	34,750
Comfort Systems USA, Inc.	656	34,545
Construction Partners, Inc., Class A (a)	1,778	51,758
CSW Industrials, Inc.	621	69,497
Dycom Industries, Inc. (a)	366	27,640
Echo Global Logistics, Inc. (a)	1,380	37,012
Encore Wire Corp.	850	51,484
Energy Recovery, Inc. (a)	4,304	58,706
Ennis, Inc.	2,625	46,856
EnPro Industries, Inc.	547	41,309
ESCO Technologies, Inc.	475	49,030
Evoqua Water Technologies Corp. (a)	1,298	35,020
Federal Signal Corp.	1,451	48,130
Forrester Research, Inc. (a)	831	34,819
Forward Air Corp.	754	57,937
Foundation Building Materials, Inc. (a)	1,738	33,387
Franklin Electric Co., Inc.	661	45,748
GATX Corp.	583	48,494
Gibraltar Industries, Inc. (a)	609	43,811
GMS, Inc. (a)	1,032	31,455
GrafTech International Ltd.	4,250	45,305
Great Lakes Dredge & Dock Corp. (a)	4,083	53,773
Griffon Corp.	1,246	25,393
H&E Equipment Services, Inc.	1,393	41,525

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Healthcare Services Group	1,627	$45,719
Heartland Express, Inc.	2,805	50,770
Helios Technologies, Inc.	812	43,271
Herc Holdings, Inc. (a)	524	34,799
HNI Corp.	1,008	34,736
Hub Group, Inc., Class A (a)	881	50,217
Hyster-Yale Materials Handling, Inc.	809	48,176
ICF International, Inc.	595	44,226
Insperity, Inc.	397	32,324
JELD-WEN Holding, Inc. (a)	1,049	26,603
Kadant, Inc.	321	45,255
Kaman Corp.	712	40,677
KAR Auction Services, Inc.	1,769	32,921
Kforce, Inc.	1,105	46,509
Knoll, Inc.	2,310	33,911
Korn Ferry	1,212	52,723
Kratos Defense & Security Solutions, Inc. (a)	1,664	45,644
Lindsay Corp.	426	54,724
Macquarie Infrastructure Corp.	868	32,593
Marten Transport Ltd.	2,164	37,286
Matson, Inc.	802	45,690
McGrath RentCorp	574	38,515
Meritor, Inc. (a)	1,405	39,214
Moog, Inc., Class A	484	38,381
Mueller Industries, Inc.	1,063	37,322
Mueller Water Products, Inc., Class A	3,664	45,360
MYR Group, Inc. (a)	761	45,736
National Presto Industries, Inc.	565	49,963
NV5 Global, Inc. (a)	540	42,541
Patrick Industries, Inc.	406	27,750
PGT Innovations, Inc. (a)	1,592	32,381
Primoris Services Corp.	1,456	40,200
Raven Industries, Inc.	1,367	45,234
Rush Enterprises, Inc., Class A	1,300	53,846
SkyWest, Inc.	547	22,050
Spirit Airlines, Inc. (a)	1,012	24,743
SPX Corp. (a)	844	46,032
Standex International Corp.	594	46,047
Steelcase, Inc., Class A	2,775	37,601
Systemax, Inc.	1,955	70,165
Tennant Co.	582	40,839
Terex Corp.	1,600	55,823
The Brink's Co.	612	44,064
The Gorman-Rupp Co.	1,185	38,453
The Greenbrier Cos., Inc.	1,055	38,381
TriMas Corp. (a)	1,736	54,978
Trinity Industries, Inc.	2,048	54,047
Triton International Ltd.	1,122	54,428
Valmont Industries, Inc.	357	62,450
Vectrus, Inc. (a)	889	44,201

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Welbilt, Inc. (a)	3,013	$39,772
WESCO International, Inc. (a)	566	44,431
		4,166,994
Information Technology (11.9%):
A10 Networks, Inc. (a)	4,092	40,347
ACM Research, Inc., Class A (a)	222	18,038
Advanced Energy Industries, Inc. (a)	421	40,824
Alarm.com Holdings, Inc. (a)	686	70,967
Amkor Technology, Inc.	2,337	35,242
Axcelis Technologies, Inc. (a)	1,239	36,080
Badger Meter, Inc.	654	61,515
Benchmark Electronics, Inc.	1,622	43,810
Cass Information Systems, Inc.	1,043	40,583
CEVA, Inc. (a)	867	39,449
ChannelAdvisor Corp. (a)	1,480	23,650
CommVault Systems, Inc. (a)	1,025	56,754
CSG Systems International, Inc.	1,399	63,053
CTS Corp.	1,914	65,708
Digital Turbine, Inc. (a)	948	53,619
Diodes, Inc. (a)	817	57,599
Ebix, Inc.	875	33,224
Endurance International Group Holdings, Inc. (a)	3,633	34,332
ePlus, Inc. (a)	493	43,359
EVERTEC, Inc.	1,183	46,516
ExlService Holdings, Inc. (a)	576	49,035
FormFactor, Inc. (a)	1,366	58,764
GreenSky, Inc., Class A (a)	5,797	26,840
Ichor Holdings Ltd. (a)	997	30,055
Insight Enterprises, Inc. (a)	641	48,774
InterDigital, Inc.	621	37,682
Knowles Corp. (a)	3,021	55,677
Methode Electronics, Inc.	1,502	57,497
MicroStrategy, Inc. (a)	346	134,438
Mitek Systems, Inc. (a)	3,533	62,817
MTS Systems Corp.	1,008	58,625
NCR Corp. (a)	1,206	45,310
NETGEAR, Inc. (a)	1,214	49,325
NetScout Systems, Inc. (a)	1,825	50,042
NIC, Inc.	2,608	67,365
OneSpan, Inc. (a)	1,330	27,504
OSI Systems, Inc. (a)	626	58,356
PC Connection, Inc.	856	40,480
Perficient, Inc. (a)	643	30,639
Photronics, Inc. (a)	3,734	41,671
Plexus Corp. (a)	498	38,949
Progress Software Corp.	1,478	66,791
Rogers Corp. (a)	315	48,916
Sanmina Corp. (a)	1,353	43,147
SPS Commerce, Inc. (a)	581	63,091
SunPower Corp. (a) (b)	2,088	53,536

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Super Micro Computer, Inc. (a)	1,290	$40,841
Sykes Enterprises, Inc. (a)	1,244	46,861
Synaptics, Inc. (a)	400	38,560
Teradata Corp. (a)	1,806	40,581
TTEC Holdings, Inc.	704	51,343
Ultra Clean Holdings, Inc. (a)	1,141	35,542
Verra Mobility Corp. (a)	2,912	39,079
Vishay Intertechnology, Inc.	2,323	48,109
		2,590,911
Materials (7.0%):
Avient Corp.	1,058	42,616
Boise Cascade Co.	728	34,798
Cabot Corp.	943	42,322
Carpenter Technology Corp.	1,253	36,487
Chase Corp.	297	30,000
Clearwater Paper Corp. (a)	693	26,161
Cleveland-Cliffs, Inc.	4,023	58,576
Commercial Metals Co.	1,696	34,836
Compass Minerals International, Inc.	699	43,142
Domtar Corp.	1,043	33,011
Element Solutions, Inc.	3,654	64,785
Forterra, Inc. (a)	1,525	26,222
Futurefuel Corp.	3,027	38,443
GCP Applied Technologies, Inc. (a)	1,295	30,627
Greif, Inc., Class A	934	43,786
H.B. Fuller Co.	813	42,178
Hawkins, Inc.	768	40,174
Ingevity Corp. (a)	551	41,727
Innospec, Inc.	496	45,002
Kaiser Aluminum Corp.	551	54,494
Koppers Holdings, Inc. (a)	842	26,237
Livent Corp. (a) (b)	2,971	55,974
Materion Corp.	646	41,163
Minerals Technologies, Inc.	658	40,875
Myers Industries, Inc.	1,756	36,490
Orion Engineered Carbons SA	2,224	38,119
PQ Group Holdings, Inc.	3,649	52,035
Schnitzer Steel Industries, Inc.	1,682	53,673
Schweitzer-Mauduit International, Inc.	1,226	49,298
Sensient Technologies Corp.	906	66,835
Stepan Co.	339	40,449
Summit Materials, Inc., Class A (a)	1,430	28,715
Tredegar Corp.	2,711	45,274
W.R. Grace & Co.	949	52,024
Warrior Met Coal, Inc.	1,748	37,267
Worthington Industries, Inc.	742	38,094
		1,511,909

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Real Estate (1.4%):
Forestar Group, Inc. (a)	1,988	$40,118
Kennedy-Wilson Holdings, Inc.	2,603	46,568
Marcus & Millichap, Inc. (a)	1,262	46,984
Newmark Group, Inc., Class A	3,775	27,520
The RMR Group, Inc., Class A	1,370	52,909
The St. Joe Co.	2,053	87,150
		301,249
Utilities (3.2%):
ALLETE, Inc.	746	46,207
American States Water Co.	527	41,902
Avista Corp.	1,079	43,311
California Water Service Group	886	47,871
Chesapeake Utilities Corp.	511	55,296
MGE Energy, Inc.	559	39,147
Middlesex Water Co.	674	48,845
New Jersey Resources Corp.	1,095	38,927
Northwest Natural Holding Co.	684	31,457
NorthWestern Corp.	765	44,608
Otter Tail Corp.	919	39,159
SJW Group	587	40,714
South Jersey Industries, Inc.	1,773	38,208
Spire, Inc.	728	46,621
The York Water Co.	807	37,606
Unitil Corp.	990	43,827
		683,706
Total Common Stocks (Cost $17,924,680)		21,454,074
Collateral for Securities Loaned^ (1.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (d)	5,977	5,977
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	205,362	205,362
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (d)	2,983	2,983
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (d)	23,786	23,786
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (d)	106,946	106,946
Total Collateral for Securities Loaned (Cost $345,054)		345,054
Total Investments (Cost $18,269,734) — 101.1%		21,799,128
Liabilities in excess of other assets — (1.1)%		(253,236)
NET ASSETS — 100.00%		$21,545,892

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Affiliated security (See Note 8).

(d)  Rate disclosed is the daily yield on December 31, 2020.

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	1	3/19/21	$95,082	$98,740	$3,658
	Total unrealized appreciation				$3,658
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$3,658

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Australia (4.3%):
Communication Services (0.4%):
REA Group Ltd.	1,815	$208,256
Telstra Corp. Ltd.	122,859	282,206
		490,462
Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd.	6,280	150,060
Consumer Staples (0.7%):
Coles Group Ltd.	18,759	262,295
Wesfarmers Ltd.	6,128	238,063
Woolworths Group Ltd.	8,730	264,521
		764,879
Financials (1.6%):
ASX Ltd.	3,762	208,782
Australia & New Zealand Banking Group Ltd.	11,419	199,801
Commonwealth Bank of Australia	3,589	227,150
Insurance Australia Group Ltd.	62,415	226,115
Macquarie Group Ltd.	1,664	177,616
Magellan Financial Group Ltd.	2,958	122,347
National Australia Bank Ltd.	12,403	216,062
Suncorp Group Ltd.	24,027	180,385
Westpac Banking Corp.	12,590	187,974
		1,746,232
Health Care (0.5%):
CSL Ltd.	861	187,935
Ramsay Health Care Ltd.	3,569	171,057
Sonic Healthcare Ltd.	8,233	204,024
		563,016
Industrials (0.2%):
Brambles Ltd.	27,836	227,434
Materials (0.8%):
BHP Group Ltd.	6,850	224,030
Fortescue Metals Group Ltd.	12,269	221,577
Newcrest Mining Ltd.	6,881	136,734
Rio Tinto Ltd.	3,469	304,372
		886,713
		4,828,796
Austria (0.5%):
Energy (0.1%):
OMV AG	3,784	152,530
Financials (0.2%):
Erste Group Bank AG (a)	5,860	178,519

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Utilities (0.2%):
Verbund AG	2,731	$233,013
		564,062
Belgium (1.3%):
Consumer Staples (0.2%):
Etablissements Franz Colruyt	2,826	167,315
Financials (0.7%):
Ageas SA/NV	3,478	185,143
Groupe Bruxelles Lambert SA	2,095	211,171
KBC Group NV (a)	2,357	164,913
Sofina SA	724	244,968
		806,195
Health Care (0.2%):
Galapagos NV (a)	1,002	98,502
UCB SA	1,615	166,655
		265,157
Materials (0.2%):
Umicore SA	3,486	167,302
		1,405,969
Canada (7.6%):
Communication Services (0.7%):
BCE, Inc. (b)	4,972	212,639
Rogers Communications, Inc.	4,683	218,052
Shaw Communications, Inc., Class B (b)	10,621	186,433
TELUS Corp. (b) (c)	11,273	223,299
		840,423
Consumer Discretionary (0.4%):
Dollarama, Inc.	5,879	239,650
Restaurant Brands International, Inc.	2,547	155,758
		395,408
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc., Class B	5,916	201,647
George Weston Ltd. (c)	3,002	224,272
Loblaw Cos. Ltd.	4,535	223,810
Metro, Inc.	6,286	280,541
Saputo, Inc. (c)	8,879	248,573
		1,178,843
Energy (0.4%):
Canadian Natural Resources Ltd.	4,809	115,587
Enbridge, Inc.	4,846	155,009
Pembina Pipeline Corp. (c)	3,555	84,078
TC Energy Corp.	3,165	128,694
		483,368
See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (2.0%):
Bank of Montreal	2,378	$180,830
Brookfield Asset Management, Inc., Class A (c)	4,301	177,826
Canadian Imperial Bank of Commerce	2,093	178,794
Great-West Lifeco, Inc.	7,178	171,173
Intact Financial Corp.	1,973	233,653
Manulife Financial Corp.	9,314	165,759
National Bank of Canada	2,611	146,973
Power Corp. of Canada (c)	6,241	143,337
Royal Bank of Canada	2,470	202,984
Sun Life Financial, Inc.	4,248	188,919
The Bank of Nova Scotia	3,995	215,963
The Toronto-Dominion Bank	3,422	193,376
		2,199,587
Industrials (0.8%):
Canadian National Railway Co.	2,119	232,995
Canadian Pacific Railway Ltd. (c)	621	215,440
Thomson Reuters Corp.	3,259	266,773
Waste Connections, Inc.	2,247	230,438
		945,646
Information Technology (0.6%):
CGI, Inc. (a)	3,283	260,509
Constellation Software, Inc.	200	259,750
Open Text Corp.	4,583	208,282
Topicus.com, Inc. (a) (d) (f)	372	1,407
		729,948
Materials (0.8%):
Aginco Eagle Mines Ltd.	1,760	123,893
Barrick Gold Corp.	5,204	118,579
Franco-Nevada Corp.	1,169	146,596
Kinross Gold Corp.	13,128	96,343
Kirkland Lake Gold Ltd. (b) (c)	2,259	93,363
Nutrien Ltd.	4,612	221,921
Wheaton Precious Metals Corp. (c)	3,098	129,402
		930,097
Utilities (0.8%):
Algonquin Power & Utilities Corp. (c)	11,871	195,409
Emera, Inc.	4,958	210,755
Fortis, Inc.	5,011	204,739
Hydro One Ltd. (e)	11,318	254,782
		865,685
		8,569,005
Denmark (2.9%):
Consumer Staples (0.2%):
Carlsberg A/S, Class B	1,747	279,685

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (0.4%):
Danske Bank A/S	12,042	$198,974
Tryg A/S	7,950	250,713
		449,687
Health Care (0.9%):
Coloplast A/S, Class B	1,555	237,306
Genmab A/S (a)	537	217,131
GN Store Nord A/S	2,576	206,033
Novo Nordisk A/S, Class B	4,526	317,007
		977,477
Industrials (0.7%):
AP Moller - Maersk A/S, Class B	105	234,343
DSV PANALPINA A/S	1,217	203,786
Vestas Wind Systems A/S	1,242	293,505
		731,634
Materials (0.4%):
Christian Hansen Holding A/S (a)	2,104	216,362
Novozymes A/S, B Shares	4,365	250,446
		466,808
Utilities (0.3%):
Orsted A/S (e)	1,695	346,018
		3,251,309
Finland (2.0%):
Communication Services (0.2%):
Elisa Oyj	3,915	214,575
Consumer Staples (0.2%):
Kesko Oyj, Class B	8,720	224,106
Energy (0.2%):
Neste Oyj	2,909	210,215
Financials (0.3%):
Nordea Bank Abp (a)	23,498	192,069
Sampo Oyj, Class A	4,015	169,541
		361,610
Industrials (0.3%):
Kone Oyj, Class B	3,561	289,083
Information Technology (0.1%):
Nokia Oyj (a)	34,758	133,781
Materials (0.5%):
Stora Enso Oyj, Class R	13,188	252,026
UPM-Kymmene Oyj	7,668	285,395
		537,421

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Utilities (0.2%):
Fortum Oyj	9,112	$219,266
		2,190,057
France (8.0%):
Communication Services (0.8%):
Iliad SA	922	189,317
Orange SA	21,973	261,259
Publicis Groupe SA	4,272	212,695
Vivendi SA	7,735	249,245
		912,516
Consumer Discretionary (1.2%):
Cie Generale des Etablissements Michelin SCA	1,650	211,523
Hermes International	284	305,137
Kering SA	300	217,816
LVMH Moet Hennessy Louis Vuitton SE	457	285,196
SEB SA	1,115	202,933
Sodexo SA	2,048	173,162
		1,395,767
Consumer Staples (1.2%):
Carrefour SA	13,270	227,415
Danone SA	4,115	270,222
L'Oreal SA	749	284,350
Pernod Ricard SA	1,648	315,642
Remy Cointreau SA	1,159	215,613
		1,313,242
Financials (0.9%):
Amundi SA (e)	2,212	180,490
AXA SA	7,998	190,623
BNP Paribas SA (a)	3,277	172,542
CNP Assurances	7,609	122,499
Credit Agricole SA	13,973	176,141
Natixis SA (a)	32,513	110,764
		953,059
Health Care (0.5%):
BioMerieux	1,112	156,748
Sanofi	2,894	278,205
Sartorius Stedim Biotech	473	168,245
		603,198
Industrials (2.3%):
Alstom SA (a)	3,428	195,169
Bollore SA	44,748	184,858
Bouygues SA	3,555	146,122
Bureau Veritas SA	8,891	236,320
Cie de Saint-Gobain (a)	3,862	176,903
Edenred	3,521	199,604
Eiffage SA	1,676	161,812

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Getlink SE	10,950	$189,662
Legrand SA	2,311	206,070
Safran SA (a)	892	126,336
Schneider Electric SE	1,542	222,823
Teleperformance	556	184,253
Thales SA	2,161	197,710
Vinci SA	1,525	151,556
		2,579,198
Information Technology (0.5%):
Atos SE (a)	2,165	197,758
Capgemini SE	1,228	190,199
Dassault Systemes SA	1,043	211,678
		599,635
Materials (0.4%):
Air Liquide SA	1,465	240,239
Arkema SA	1,492	170,401
		410,640
Utilities (0.2%):
Veolia Environnement SA	7,635	186,615
		8,953,870
Germany (7.3%):
Communication Services (0.6%):
Deutsche Telekom AG	14,039	256,456
Scout24 AG (e)	3,031	248,242
United Internet AG, Registered Shares	4,722	198,589
		703,287
Consumer Discretionary (0.8%):
adidas AG (a)	598	217,602
Bayerische Motoren Werke AG	2,261	199,485
Puma SE (a)	1,862	209,883
Zalando SE (a) (e)	2,038	226,685
		853,655
Consumer Staples (0.2%):
Beiersdorf AG	2,496	287,933
Financials (0.8%):
Allianz SE	798	195,633
Deutsche Boerse AG	1,110	188,803
Hannover Rueck SE	1,059	168,551
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	561	166,381
Talanx AG	4,236	164,334
		883,702
Health Care (0.9%):
Carl Zeiss Meditec AG	1,596	212,301
Fresenius Medical Care AG & Co. KGaA	3,385	281,990

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Fresenius SE & Co. KGaA	4,086	$188,860
Merck KGaA	1,766	302,757
		985,908
Industrials (0.9%):
Brenntag AG	3,028	234,275
Deutsche Post AG, Registered Shares	4,138	204,709
KION Group AG	1,886	163,934
MTU Aero Engines AG	599	156,139
Siemens AG, Registered Shares	1,468	210,731
		969,788
Information Technology (0.8%):
Bechtle AG	1,000	217,914
Infineon Technologies AG	5,024	192,634
Nemetschek SE	1,991	146,892
SAP SE	1,373	179,820
TeamViewer AG (a) (e)	2,775	148,568
		885,828
Materials (1.0%):
BASF SE	2,950	233,212
Covestro AG (e)	3,814	235,175
Evonik Industries AG	6,180	201,403
HeidelbergCement AG	2,436	182,164
Symrise AG	1,922	254,492
		1,106,446
Real Estate (0.7%):
Deutsche Wohnen SE	5,615	299,656
LEG Immobilien AG	1,582	245,531
Vonovia SE	3,514	256,510
		801,697
Utilities (0.6%):
E.ON SE	21,027	232,803
RWE AG	4,877	205,941
Uniper SE	7,533	259,851
		698,595
		8,176,839
Hong Kong (4.4%):
Consumer Discretionary (0.3%):
Galaxy Entertainment Group Ltd.	22,484	174,745
Techtronic Industries Co. Ltd.	12,416	177,138
		351,883
Consumer Staples (0.3%):
Sun Art Retail Group Ltd.	147,410	149,840
WH Group Ltd. (e)	222,768	186,785
		336,625

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (0.7%):
AIA Group Ltd.	22,236	$272,493
Hang Seng Bank Ltd.	17,108	295,057
Hong Kong Exchanges and Clearing Ltd.	4,734	259,533
		827,083
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	164,318	158,972
Industrials (0.5%):
CK Hutchison Holdings Ltd.	35,900	250,534
MTR Corp. Ltd.	57,926	323,920
		574,454
Real Estate (1.4%):
CK Asset Holdings Ltd.	39,505	202,820
Hang Lung Properties Ltd.	83,276	219,679
Henderson Land Development Co. Ltd.	70,790	276,231
New World Development Co. Ltd.	45,044	209,758
Shimao Group Holdings Ltd.	39,428	125,625
Sino Land Co. Ltd.	200,620	261,379
Sun Hung Kai Properties Ltd.	20,840	268,827
		1,564,319
Utilities (1.1%):
CK Infrastructure Holdings Ltd.	43,264	232,443
CLP Holdings Ltd.	37,014	342,342
Hong Kong and China Gas Co. Ltd.	208,952	312,126
Power Assets Holdings Ltd. (b)	51,808	280,686
		1,167,597
		4,980,933
Ireland (1.4%):
Consumer Discretionary (0.2%):
Flutter Entertainment PLC	958	197,921
Consumer Staples (0.2%):
Kerry Group PLC	1,915	285,144
Industrials (0.6%):
DCC PLC	2,141	151,580
Experian PLC	4,988	189,393
Kingspan Group PLC (a)	2,115	156,687
Ryanair Holdings PLC, ADR (a)	1,872	205,883
		703,543
Materials (0.4%):
CRH PLC	4,237	180,262
Smurfit Kappa Group PLC	4,918	231,281
		411,543
		1,598,151

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Israel (0.6%):
Financials (0.2%):
Bank Hapoalim BM	35,434	$242,702
Isracard Ltd.	1	3
		242,705
Health Care (0.1%):
Teva Pharmaceutical Industries Ltd. (a)	13,565	129,080
Information Technology (0.3%):
Nice Ltd. (a)	889	249,213
		620,998
Italy (2.4%):
Communication Services (0.4%):
Infrastrutture Wireless Italiane SpA (e)	20,511	248,786
Telecom Italia SpA	309,144	142,513
		391,299
Consumer Discretionary (0.3%):
Moncler SpA	4,477	274,197
Energy (0.2%):
Snam SpA	35,433	199,137
Financials (0.7%):
Assicurazioni Generali SpA	14,410	251,001
FinecoBank Banca Fineco SpA (a)	10,956	179,328
Intesa Sanpaolo SpA (a)	79,184	184,992
Poste Italiane SpA (e)	17,660	179,475
		794,796
Health Care (0.3%):
DiaSorin SpA	921	191,361
Recordati Industria Chimica e Farmaceutica SpA	3,348	185,380
		376,741
Information Technology (0.1%):
Nexi SpA (a) (e)	7,844	156,560
Utilities (0.4%):
Enel SpA	22,074	223,148
Terna Rete Elettrica Nazionale SpA	29,046	221,747
		444,895
		2,637,625
Japan (20.0%):
Communication Services (1.5%):
KDDI Corp.	9,100	270,250
Nexon Co. Ltd.	7,100	218,694
Nintendo Co. Ltd. (b)	600	382,584
Nippon Telegraph & Telephone Corp.	12,900	330,560

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Softbank Corp.	28,900	$361,950
Z Holdings Corp.	23,400	141,524
		1,705,562
Consumer Discretionary (3.4%):
Bandai Namco Holdings, Inc.	3,900	337,189
Bridgestone Corp.	8,500	278,613
Fast Retailing Co. Ltd.	300	268,704
Honda Motor Co. Ltd.	6,800	189,529
Nitori Holdings Co. Ltd.	1,300	272,240
Oriental Land Co. Ltd.	1,700	280,589
Pan Pacific International Holdings Corp.	9,200	212,801
Panasonic Corp.	19,800	228,321
Sekisui House Ltd.	11,900	242,057
Shimano, Inc.	1,100	256,621
Sony Corp.	3,300	328,753
Subaru Corp.	8,900	177,802
Suzuki Motor Corp.	3,500	162,118
Toyota Industries Corp.	4,000	317,319
Toyota Motor Corp.	3,900	300,584
		3,853,240
Consumer Staples (1.5%):
Asahi Group Holdings Ltd.	6,200	254,870
Japan Tobacco, Inc.	16,900	344,090
Kao Corp.	3,600	277,916
Kirin Holdings Co. Ltd.	11,100	261,695
Seven & i Holdings Co. Ltd.	6,200	219,738
Unicharm Corp.	5,800	274,831
		1,633,140
Financials (2.6%):
Dai-ichi Life Holdings, Inc.	12,200	183,402
Japan Exchange Group, Inc.	9,500	242,745
Japan Post Bank Co. Ltd.	30,500	250,227
Japan Post Holdings Co. Ltd.	33,200	258,165
Mitsubishi UFJ Financial Group, Inc.	56,500	249,609
Mizuho Financial Group, Inc.	17,470	221,252
MS&AD Insurance Group Holdings, Inc.	11,000	334,667
Nomura Holdings, Inc.	38,200	201,656
ORIX Corp.	15,400	236,355
Sompo Holdings, Inc.	5,300	214,228
Sumitomo Mitsui Financial Group, Inc.	8,500	262,476
Tokio Marine Holdings, Inc.	5,300	272,495
		2,927,277
Health Care (3.0%):
Astellas Pharma, Inc.	14,400	222,332
Chugai Pharmaceutical Co. Ltd.	5,200	277,176
Daiichi Sankyo Co. Ltd.	6,400	219,140
Eisai Co. Ltd.	2,100	149,954
Hoya Corp.	2,300	317,910

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Kyowa Kirin Co. Ltd.	9,000	$245,312
M3, Inc.	3,100	292,554
Olympus Corp.	8,100	177,040
Ono Pharmaceutical Co. Ltd.	9,100	273,952
Otsuka Holdings Co. Ltd.	5,200	222,526
Shionogi & Co. Ltd.	4,000	218,326
Sysmex Corp.	2,600	312,282
Takeda Pharmaceutical Co. Ltd.	6,400	232,778
Terumo Corp.	5,300	221,364
		3,382,646
Industrials (3.5%):
Central Japan Railway Co.	1,500	211,982
Daikin Industries Ltd.	1,300	288,609
FANUC Corp.	1,100	270,205
ITOCHU Corp.	10,900	312,937
Komatsu Ltd.	9,400	256,533
Kubota Corp.	12,700	276,905
Mitsubishi Corp.	12,400	305,196
Mitsubishi Electric Corp.	18,000	271,465
Mitsui & Co. Ltd.	13,100	239,756
Nidec Corp.	2,400	301,744
Recruit Holdings Co. Ltd.	3,900	163,230
Secom Co. Ltd.	3,100	285,768
SG Holdings Co. Ltd.	9,200	250,585
SMC Corp.	400	243,898
Sumitomo Corp.	18,100	239,399
		3,918,212
Information Technology (3.3%):
Canon, Inc. (c)	12,000	229,911
FUJIFILM Holdings Corp.	4,500	237,030
Fujitsu Ltd.	1,700	245,433
Hitachi Ltd.	5,600	220,496
Keyence Corp.	700	393,259
Kyocera Corp.	4,500	275,736
Murata Manufacturing Co. Ltd.	4,400	397,210
NEC Corp.	3,800	203,913
Nomura Research Institute Ltd.	7,278	260,483
NTT Data Corp.	17,700	241,909
Obic Co. Ltd.	1,200	240,953
Omron Corp.	3,100	276,250
Oracle Corp.	1,900	247,530
Tokyo Electron Ltd.	700	260,364
		3,730,477
Materials (0.5%):
Nippon Paint Holdings Co. Ltd.	2,200	241,437
Shin-Etsu Chemical Co. Ltd.	1,600	279,582
		521,019

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Real Estate (0.7%):
Daiwa House Industry Co. Ltd.	7,300	$216,652
Mitsubishi Estate Co. Ltd.	11,800	189,390
Mitsui Fudosan Co. Ltd.	10,000	209,076
Sumitomo Realty & Development Co. Ltd.	5,200	160,221
		775,339
		22,446,912
Korea, Republic Of (5.5%):
Communication Services (0.7%):
NAVER Corp.	701	188,770
NCSoft Corp.	253	216,851
Netmarble Corp. (a) (e)	1,317	159,442
SK Telecom Co. Ltd.	1,317	288,571
		853,634
Consumer Discretionary (0.9%):
Hyundai Mobis Co. Ltd.	847	199,234
Hyundai Motor Co.	1,004	177,470
Kia Motors Corp.	4,535	260,527
LG Electronics, Inc.	2,700	335,574
		972,805
Consumer Staples (0.7%):
Amorepacific Corp.	1,254	237,823
KT&G Corp.	3,742	286,283
LG Household & Health Care Ltd.	164	244,596
		768,702
Financials (0.5%):
KB Financial Group, Inc.	5,044	201,537
Samsung Life Insurance Co. Ltd.	2,622	190,941
Shinhan Financial Group Co. Ltd.	6,847	202,031
		594,509
Health Care (0.6%):
Celltrion Healthcare Co. Ltd. (a)	1,655	248,426
Celltrion, Inc. (a)	598	197,552
Samsung Biologics Co. Ltd. (a) (e)	247	187,831
		633,809
Industrials (0.4%):
LG Corp.	2,423	195,187
Samsung C&T Corp.	1,919	243,806
		438,993
Information Technology (1.3%):
Samsung Electro-Mechanics Co. Ltd.	1,572	257,610
Samsung Electronics Co. Ltd.	5,070	378,079
Samsung SDI Co. Ltd.	361	208,717

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Samsung SDS Co. Ltd.	1,636	$268,851
SK Hynix, Inc.	3,001	327,397
		1,440,654
Materials (0.4%):
LG Chem Ltd.	215	163,101
POSCO	1,274	319,028
		482,129
		6,185,235
Luxembourg (0.3%):
Health Care (0.1%):
Eurofins Scientific SE (a)	2,206	184,932
Real Estate (0.2%):
Aroundtown SA	27,321	204,239
		389,171
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	41,474	182,166
Netherlands (3.4%):
Communication Services (0.2%):
Koninklijke KPN NV	82,507	250,644
Consumer Staples (1.0%):
Davide Campari-Milano NV	18,446	210,446
Heineken Holding NV	3,015	283,760
Heineken NV	2,819	314,106
Koninklijke Ahold Delhaize NV	9,608	271,221
		1,079,533
Financials (0.6%):
ABN AMRO Bank NV (a) (e)	12,970	127,059
Euronext NV (e)	1,592	175,307
ING Groep NV (a)	15,352	143,287
NN Group NV	4,341	188,398
		634,051
Health Care (0.2%):
Koninklijke Philips NV	4,948	264,604
Industrials (0.4%):
Randstad NV	3,164	205,762
Wolters Kluwer NV	3,313	279,473
		485,235
Information Technology (0.5%):
Adyen NV (a) (e)	124	288,541
ASML Holding NV	495	240,374
		528,915

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Materials (0.5%):
Akzo Nobel NV	2,202	$236,320
Koninklijke DSM NV	1,677	288,421
		524,741
		3,767,723
New Zealand (0.5%):
Consumer Staples (0.1%):
a2 Milk Co. Ltd. (a)	19,080	165,652
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. (c)	7,662	181,707
Information Technology (0.2%):
Xero Ltd. (a)	2,356	266,626
		613,985
Norway (1.5%):
Communication Services (0.4%):
Schibsted ASA, Class A (a)	4,516	193,228
Telenor ASA	16,898	287,986
		481,214
Consumer Staples (0.5%):
Mowi ASA	10,509	234,464
Orkla ASA, Class A	25,409	258,218
		492,682
Financials (0.4%):
DNB ASA (a)	11,004	215,944
Gjensidige Forsikring ASA	11,931	266,747
		482,691
Materials (0.2%):
Yara International ASA	5,718	237,780
		1,694,367
Portugal (0.5%):
Consumer Staples (0.3%):
Jeronimo Martins SGPS SA	15,409	260,120
Utilities (0.2%):
Energias de Portugal SA	40,762	256,720
		516,840
Russian Federation (0.1%):
Materials (0.1%):
Polymetal International PLC	6,344	146,116
Singapore (1.6%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	170,700	298,431

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.2%):
Wilmar International Ltd.	61,600	$216,787
Financials (0.9%):
DBS Group Holdings Ltd.	16,900	320,272
Oversea-Chinese Banking Corp. Ltd.	45,100	343,379
United Overseas Bank Ltd.	18,700	319,710
		983,361
Real Estate (0.2%):
CapitaLand Ltd. (c)	115,000	285,476
		1,784,055
Spain (1.8%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	7,069	224,849
Financials (0.2%):
CaixaBank SA	70,571	181,110
Health Care (0.2%):
Grifols SA	7,901	230,466
Industrials (0.1%):
Aena SME SA (a) (e)	943	163,796
Information Technology (0.2%):
Amadeus IT Group SA	2,448	178,097
Utilities (0.9%):
Endesa SA	8,068	220,259
Iberdrola SA	17,875	255,460
Naturgy Energy Group SA	10,479	242,689
Red Electrica Corp. SA	13,152	269,492
		987,900
		1,966,218
Sweden (5.6%):
Communication Services (0.4%):
Tele2 AB, B Shares	17,275	228,126
Telia Co. AB (c)	63,063	260,417
		488,543
Consumer Discretionary (0.3%):
Evolution Gaming Group AB (e)	1,866	189,418
Hennes & Mauritz AB, Class B (a) (c)	9,390	196,391
		385,809
Consumer Staples (0.7%):
Essity AB, Class B	7,994	257,109
ICA Gruppen AB (c)	4,538	226,740
Swedish Match AB	3,176	246,316
		730,165

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (1.6%):
EQT AB (c)	6,271	$160,439
Industrivarden AB, Class C	7,751	250,236
Investor AB, Class B	3,565	259,752
Kinnevik AB, Class B	4,825	243,779
L E Lundbergforetagen AB, Class B (a)	4,691	251,326
Skandinaviska Enskilda Banken AB, Class A (a)	18,732	192,472
Svenska Handelsbanken AB, Class A (a)	18,415	184,961
Swedbank AB, Class A (a)	11,063	193,876
		1,736,841
Industrials (1.8%):
Alfa Laval AB (a)	7,397	203,548
Assa Abloy AB, Class B	9,099	224,051
Atlas Copco AB, Class A	4,294	219,875
Epiroc AB, Class A	13,496	245,589
Nibe Industrier AB, Class B	6,460	211,856
Sandvik AB (a)	8,888	217,558
Skanska AB, Class B	9,638	245,761
SKF AB, Class B	8,636	224,096
Volvo AB, Class B	9,373	220,882
		2,013,216
Information Technology (0.4%):
Hexagon AB, Class B	2,617	238,603
Telefonaktiebolaget LM Ericsson, Class B	16,342	194,026
		432,629
Materials (0.4%):
Boliden AB	5,511	195,275
Svenska Cellulosa AB SCA, Class B (a)	16,129	281,049
		476,324
		6,263,527
Switzerland (7.4%):
Communication Services (0.2%):
Swisscom AG, Registered Shares	511	275,478
Consumer Discretionary (0.5%):
Cie Financiere Richemont SA, Registered Shares	3,117	282,045
The Swatch Group AG, B Shares	932	254,325
		536,370
Consumer Staples (1.1%):
Barry Callebaut AG, Registered Shares	164	389,894
Chocoladefabriken Lindt & Spruengli AG	30	292,542
Coca-Cola HBC AG	6,179	200,821
Nestle SA, Registered Shares	2,786	328,213
		1,211,470

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (1.3%):
Banque Cantonale Vaudoise, Registered Shares	2,788	$303,372
Credit Suisse Group AG, Registered Shares	13,303	171,361
Julius Baer Group Ltd.	3,329	191,841
Partners Group Holding AG	195	229,152
Swiss Life Holding AG	436	203,171
UBS Group AG	14,300	201,493
Zurich Insurance Group AG	509	214,815
		1,515,205
Health Care (1.3%):
Lonza Group AG, Registered Shares	380	244,231
Novartis AG, Registered Shares	3,356	317,208
Roche Holding AG	793	276,878
Sonova Holding AG (a)	899	233,638
Straumann Holding AG, Class R	181	210,962
Vifor Pharma AG	1,246	195,700
		1,478,617
Industrials (1.5%):
ABB Ltd., Registered Shares	7,930	221,413
Adecco Group AG	3,247	217,053
Geberit AG, Registered Shares	438	274,282
Kuehne + Nagel International AG	1,305	296,095
Schindler Holding AG	1,193	321,638
SGS SA, Registered Shares	104	313,763
		1,644,244
Information Technology (0.5%):
Logitech International SA, Class R	2,988	290,089
Stmicroelectronics NV	4,642	173,224
Temenos AG	1,092	152,572
		615,885
Materials (1.0%):
EMS-Chemie Holding AG	328	316,140
Givaudan SA, Registered Shares	68	286,599
LafargeHolcim Ltd.	4,119	226,289
Sika AG, Registered Shares	880	240,434
		1,069,462
		8,346,731
United Kingdom (8.7%):
Communication Services (0.4%):
BT Group PLC (a)	118,947	215,086
Informa PLC (a)	24,837	186,438
		401,524
Consumer Discretionary (0.5%):
Compass Group PLC	9,418	175,516
JD Sports Fashion PLC (a)	11,399	134,038

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Next PLC (a)	1,768	$171,296
Persimmon PLC	3,766	142,479
		623,329
Consumer Staples (1.4%):
Associated British Foods PLC (a)	6,393	197,899
British American Tobacco PLC	6,704	248,225
Diageo PLC	6,474	254,757
Imperial Brands PLC	12,780	268,314
Tesco PLC	100,533	318,079
Unilever PLC	4,431	266,089
		1,553,363
Financials (2.1%):
3i Group PLC	11,999	189,984
Admiral Group PLC	7,202	286,162
Aviva PLC	41,588	184,919
Barclays PLC	85,854	172,185
Hargreaves Lansdown PLC	6,726	140,246
Legal & General Group PLC	40,213	146,365
Lloyds Banking Group PLC (a)	400,594	199,593
London Stock Exchange Group PLC	1,821	224,285
Natwest Group PLC	95,714	219,403
Phoenix Group Holdings PLC	17,800	170,511
Schroders PLC	4,403	200,894
Standard Chartered PLC	30,908	196,891
		2,331,438
Health Care (0.6%):
AstraZeneca PLC	2,199	220,210
GlaxoSmithKline PLC (b)	13,835	253,860
Smith & Nephew PLC	8,777	181,211
		655,281
Industrials (1.5%):
Ashtead Group PLC	3,551	166,924
BAE Systems PLC	29,841	199,438
Bunzl PLC	6,215	207,600
Ferguson PLC	1,686	204,799
Intertek Group PLC	2,626	202,793
RELX PLC	10,542	258,372
Rentokil Initial PLC (a)	25,268	176,061
Spirax-Sarco Engineering PLC	1,705	263,314
		1,679,301
Information Technology (0.5%):
AVEVA Group PLC	2,174	95,180
Halma PLC	7,420	248,459
The Sage Group PLC	23,894	190,141
		533,780

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Materials (1.3%):
Anglo American PLC	5,438	$180,271
Antofagasta PLC	10,944	215,552
BHP Group PLC	6,713	176,689
Croda International PLC	3,545	319,713
Fresnillo PLC	8,402	129,757
Mondi PLC	10,175	239,221
Rio Tinto PLC	2,905	217,268
		1,478,471
Utilities (0.4%):
National Grid PLC	19,853	234,804
SSE PLC	10,007	205,238
		440,042
		9,696,529
Total Common Stocks (Cost $94,093,743)		111,777,189
Collateral for Securities Loaned^ (2.3%)
United States (2.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (g)	46,351	46,351
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (g)	1,592,429	1,592,429
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (g)	23,131	23,131
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (g)	184,443	184,443
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (g)	829,292	829,292
Total Collateral for Securities Loaned (Cost $2,675,646)		2,675,646
Total Investments (Cost $96,769,389) — 102.1%		114,452,835
Liabilities in excess of other assets — (2.1)%		(2,399,831)
NET ASSETS — 100.00%		$112,053,004

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of December 31, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(e)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $3,702,960 and amounted to 3.3% of net assets.

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, illiquid securities were less than 0.05% of the Fund's net assets.

(g)  Rate disclosed is the daily yield on December 31, 2020.

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	1	3/19/21	$106,839	$106,540	$(299)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(299)
	Total net unrealized appreciation (depreciation)				$(299)

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (100.2%)
Bermuda (0.3%):
Utilities (0.3%):
China Gas Holdings Ltd.	6,312	$25,078
Brazil (4.9%):
Communication Services (0.2%):
TIM SA	4,947	13,954
Consumer Discretionary (0.4%):
Lojas Renner SA	1,262	10,580
Magazine Luiza SA	2,100	10,088
Petrobras Distribuidora SA	2,600	11,078
		31,746
Consumer Staples (1.1%):
Ambev SA	6,500	19,586
Atacadao SA	4,200	15,680
BRF SA (a)	2,800	11,882
Cia Brasileira de Distribuicao	1,200	17,340
M Dias Branco SA	1,900	12,460
Marfrig Global Foods SA (a)	2,637	7,367
Raia Drogasil SA	4,000	19,284
		103,599
Energy (0.2%):
Cosan SA	700	10,207
Ultrapar Participacoes SA	2,400	10,970
		21,177
Financials (0.6%):
B3 SA- Brasil Bolsa Balcao	1,058	12,626
Banco do Brasil SA	1,600	11,953
BB Seguridade Participacoes SA	3,046	17,377
Porto Seguro SA	1,709	16,123
		58,079
Health Care (0.4%):
Hapvida Participacoes E Investimentos SA (b)	4,500	13,222
Hypera SA	2,100	13,848
Notre Dame Intermedica Participacoes SA	700	10,558
		37,628
Industrials (0.7%):
CCR SA	3,832	9,938
Cia de Locacao das Americas	2,107	11,890
Cosan Logistica SA (a)	2,750	9,801
Localiza Rent a Car SA	918	12,187
Rumo SA (a)	2,500	9,261
WEG SA	920	13,416
		66,493

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
TOTVS SA	1,958	$10,827
Materials (0.3%):
Duratex SA	3,088	11,380
Vale SA	1,000	16,837
		28,217
Utilities (0.9%):
Centrais Eletricas Brasileiras SA	1,289	9,101
Cia de Saneamento Basico do Estado de Sao Paulo	1,200	10,267
Energias do Brasil SA	4,500	17,025
Eneva SA (a)	1,426	17,050
Engie Brasil Energia SA	2,275	19,247
Equatorial Energia SA	3,400	15,161
		87,851
		459,571
Chile (1.5%):
Communication Services (0.1%):
Empresa Nacional de Telecomunicaciones SA	2,237	13,896
Consumer Discretionary (0.2%):
SACI Falabella	3,874	14,355
Consumer Staples (0.2%):
Cencosud SA	8,714	15,531
Financials (0.6%):
Banco de Chile	170,014	17,379
Banco de Credito e Inversiones SA	515	20,237
Banco Santander Chile	388,684	18,674
		56,290
Real Estate (0.1%):
Cencosud Shopping SA	7,750	12,432
Utilities (0.3%):
Colbun SA	94,065	16,633
Enel Americas SA	93,281	15,247
		31,880
		144,384
China (16.6%):
Communication Services (0.5%):
China Telecom Corp. Ltd., Class H	53,615	14,870
China Tower Corp. Ltd. (b)	88,799	13,058
Tencent Holdings Ltd.	247	17,970
		45,898
Consumer Discretionary (2.2%):
ANTA Sports Products Ltd.	1,195	18,945
BYD Co. Ltd., Class H	1,163	30,484
Fuyao Glass Industry Group Co. Ltd., Class H (b)	5,098	28,015

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Great Wall Motor Co. Ltd., Class H	13,440	$46,117
Guangzhou Automobile Group Co. Ltd.	15,064	16,750
Li Ning Co. Ltd.	2,926	20,118
Meituan Dianping, Class B (a)	361	13,719
Shenzhou International Group Holdings Ltd.	908	17,803
Zhongsheng Group Holdings Ltd.	2,931	20,889
		212,840
Consumer Staples (1.5%):
Anhui Gujing Distillery Co. Ltd., Class B	1,400	19,502
China Feihe Ltd. (b)	5,901	13,824
China Mengniu Dairy Co. Ltd.	3,549	21,425
Hengan International Group Co. Ltd.	2,382	16,869
Tingyi Cayman Islands Holding Corp.	9,323	15,923
Tsingtao Brewery Co. Ltd., Class H	2,000	20,949
Want Want China Holdings Ltd.	28,045	20,295
Yihai International Holding Ltd.	1,122	16,644
		145,431
Energy (0.5%):
China Petroleum & Chemical Corp., Class H	44,095	19,738
China Shenhua Energy Co. Ltd., Class H	12,446	23,440
		43,178
Financials (5.6%):
Agricultural Bank of China Ltd., Class H	76,940	28,187
Bank of China Ltd., Class H	85,451	29,211
Bank of Communications Co. Ltd., Class H	49,206	26,024
China CITIC Bank Corp. Ltd., Class H	53,834	22,847
China Construction Bank Corp., Class H	39,784	30,227
China Everbright Bank Co. Ltd., Class H	47,091	17,920
China Galaxy Securities Co. Ltd., Class H	22,196	13,915
China International Capital Corp. Ltd., Class H (a) (b)	6,056	16,405
China Life Insurance Co. Ltd., Class H	5,889	12,990
China Merchants Bank Co. Ltd., Class H	4,069	25,719
China Merchants Securities Co. Ltd., Class H (b)	8,885	13,295
China Minsheng Banking Corp. Ltd., Class H	47,452	27,055
China Pacific Insurance Group Co. Ltd., Class H	5,839	22,860
CITIC Securities Co. Ltd., Class H	5,817	13,117
CSC Financial Co. Ltd., Class H (b)	7,063	9,384
GF Securities Co. Ltd., Class H	13,561	19,173
Guotai Junan Securities Co. Ltd. (b)	9,450	13,775
Haitong Securities Co. Ltd.	15,416	13,781
Huatai Securities Co. Ltd., Class H (b)	9,119	14,351
Industrial & Commercial Bank of China Ltd., Class H	49,098	31,857
New China Life Insurance Co. Ltd., Class H	3,524	13,751
Orient Securities Co. Ltd., Class H (b)	23,657	16,662
People's Insurance Co. Group of China Ltd.	50,371	15,984
PICC Property & Casualty Co. Ltd., Class H	22,091	16,727
Ping An Insurance Group Co. of China Ltd.	2,899	35,526
Postal Savings Bank of China Co. Ltd., Class H (b)	48,038	27,142
		527,885

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Health Care (0.7%):
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,847	$10,954
Shanghai Fosun Pharmaceutical Group Co. Ltd.	2,968	14,185
Wuxi AppTec Co. Ltd., Class H (b)	949	18,583
Wuxi Biologics Cayman, Inc. (a) (b)	1,686	22,358
		66,080
Industrials (1.6%):
Airtac International Group	1,000	32,032
China Railway Group Ltd., Class H	39,687	17,508
Country Garden Services Holdings Co. Ltd.	2,348	15,886
Fosun International Ltd.	17,504	27,502
Shanghai Electric Group Co. Ltd. (a)	62,982	19,336
Weichai Power Co. Ltd.	8,136	16,330
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,475	18,565
		147,159
Information Technology (1.4%):
China Railway Signal & Communication Corp. Ltd., Class H (b)	45,183	15,154
Kingdee International Software Group Co. Ltd.	4,675	19,056
Shanghai Baosight Software Co. Ltd., Class B	5,900	23,995
Sunny Optical Technology Group Co. Ltd.	821	17,972
Xiaomi Corp., Class B (a) (b)	4,230	18,116
Xinyi Solar Holdings Ltd.	11,574	30,233
ZTE Corp., Class H	3,509	8,827
		133,353
Materials (0.8%):
Anhui Conch Cement Co. Ltd., Class H	2,884	18,062
China Molybdenum Co. Ltd.	28,240	18,433
China National Building Material Co. Ltd., Class H	9,283	11,160
Shandong Gold Mining Co. Ltd., Class H (b)	4,611	10,647
Zijin Mining Group Co. Ltd., Class H	18,650	21,122
		79,424
Real Estate (0.9%):
China Vanke Co. Ltd.	5,506	18,999
Country Garden Holdings Co. Ltd.	14,758	20,408
Logan Group Co. Ltd.	8,200	13,434
Longfor Group Holdings Ltd. (b)	3,514	20,579
Sunac China Holdings Ltd.	3,460	12,787
Sunac Services Holdings Ltd. (a) (b)	105	233
		86,440
Utilities (0.9%):
CGN Power Co. Ltd., Class H (b)	105,225	22,668
China Resources Gas Group Ltd.	4,596	24,456
ENN Energy Holdings Ltd.	1,635	24,001
Huaneng Power International, Inc., Class H	37,244	13,596
		84,721
		1,572,409
See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Colombia (0.3%):
Financials (0.1%):
Grupo de Inversiones Suramericana SA	1,921	$14,225
Utilities (0.2%):
Interconexion Electrica SA ESP	2,464	18,548
		32,773
Czech Republic (0.5%):
Financials (0.2%):
Komercni Banka A/S (a)	776	23,775
Utilities (0.3%):
CEZ A/S	1,127	27,065
		50,840
Egypt (0.4%):
Consumer Staples (0.2%):
Eastern Co. SAE	20,572	17,109
Financials (0.2%):
Commercial International Bank	4,281	16,160
		33,269
Hong Kong (2.3%):
Communication Services (0.2%):
China Mobile Ltd.	2,913	16,609
Consumer Discretionary (0.2%):
Geely Automobile Holdings Ltd.	5,864	20,045
Consumer Staples (0.2%):
China Resources Beer Holdings Co. Ltd.	2,397	22,077
Energy (0.1%):
CNOOC Ltd.	12,785	11,841
Financials (0.3%):
BOC Hong Kong Holdings Ltd.	8,766	26,573
Health Care (0.1%):
CSPC Pharmaceutical Group Ltd.	11,721	11,990
Information Technology (0.4%):
BYD Electronic International Co. Ltd.	2,343	12,271
Lenovo Group Ltd.	25,816	24,377
		36,648
Materials (0.2%):
China Resources Cement Holdings Ltd.	13,945	15,578
Real Estate (0.3%):
China Overseas Land & Investment Ltd., Class H	6,983	15,187
China Resources Land Ltd.	4,540	18,741
		33,928

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Utilities (0.3%):
Guangdong Investment Ltd.	13,864	$24,966
		220,255
Hungary (0.6%):
Energy (0.2%):
MOL Hungarian Oil & Gas PLC (a)	2,708	20,013
Financials (0.2%):
OTP Bank Nyrt (a)	402	18,123
Health Care (0.2%):
Richter Gedeon Nyrt	820	20,587
		58,723
India (18.2%):
Communication Services (0.6%):
Indus Towers Ltd.	3,747	11,790
Info Edge India Ltd.	288	18,755
Sun TV Network Ltd.	2,224	14,634
Zee Entertainment Enterprises Ltd.	3,086	9,440
		54,619
Consumer Discretionary (3.0%):
Bajaj Auto Ltd.	406	19,138
Balkrishna Industries Ltd.	734	16,539
Bata India Ltd.	932	20,150
Bharat Forge Ltd.	1,590	11,432
Bosch Ltd.	77	13,474
Eicher Motors Ltd.	510	17,667
Exide Industries Ltd.	7,712	20,187
Hero MotoCorp Ltd.	339	14,430
Jubilant Foodworks Ltd.	470	17,955
Maruti Suzuki India Ltd.	138	14,449
Motherson Sumi Systems Ltd.	6,120	13,838
MRF Ltd.	24	24,883
Page Industries Ltd.	72	27,209
Titan Co. Ltd.	1,009	21,642
TVS Motor Co. Ltd.	2,510	16,662
Whirlpool of India Ltd.	512	18,423
		288,078
Consumer Staples (2.1%):
Britannia Industries Ltd.	331	16,202
Colgate-Palmolive India Ltd.	1,122	24,037
Dabur India Ltd.	3,068	22,423
Godrej Consumer Products Ltd.	1,788	18,113
Hindustan Unilever Ltd.	603	19,770
ITC Ltd.	5,919	16,932
Marico Ltd.	4,170	22,981
Nestle India Ltd.	88	22,150

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Tata Consumer Products Ltd.	1,933	$15,607
United Breweries Ltd.	1,407	22,846
		201,061
Energy (0.6%):
Bharat Petroleum Corp. Ltd.	2,173	11,335
Hindustan Petroleum Corp. Ltd.	4,724	14,089
Petronet LNG Ltd.	5,355	18,147
Reliance Industries Ltd.	463	12,581
		56,152
Financials (2.1%):
Axis Bank Ltd. (a)	1,434	12,178
Bajaj Finance Ltd.	213	15,437
Bajaj Finserv Ltd.	136	16,578
Bajaj Holdings & Investment Ltd.	330	13,896
HDFC Bank Ltd. (a)	985	19,364
Housing Development Finance Corp. Ltd.	516	18,070
ICICI Bank Ltd. (a)	2,192	16,052
IndusInd Bank Ltd. (a)	807	9,885
Kotak Mahindra Bank Ltd. (a)	715	19,529
Muthoot Finance Ltd.	690	11,432
Power Finance Corp. Ltd.	9,778	15,297
REC Ltd.	9,726	17,825
State Bank of India (a)	4,609	17,345
		202,888
Health Care (2.4%):
Apollo Hospitals Enterprise Ltd.	623	20,574
Aurobindo Pharma Ltd.	884	11,147
Biocon Ltd. (a)	3,371	21,473
Cadila Healthcare Ltd.	3,068	20,019
Cipla Ltd.	1,694	19,011
Divi's Laboratories Ltd.	418	21,980
Dr. Reddy's Laboratories Ltd.	318	22,655
Glenmark Pharmaceuticals Ltd.	1,619	10,936
Ipca Laboratories Ltd.	589	17,645
Natco Pharma Ltd.	1,569	20,658
Sun Pharmaceutical Industries Ltd.	2,337	18,947
Torrent Pharmaceuticals Ltd.	442	16,955
		222,000
Industrials (2.0%):
Adani Enterprises Ltd.	2,972	19,507
Adani Ports & Special Economic Zone Ltd.	3,012	19,943
Bharat Electronics Ltd.	8,226	13,505
Container Corp. of India Ltd.	2,333	12,750
Escorts Ltd.	742	12,800
Godrej Industries Ltd. (a)	2,793	16,140
Havells India Ltd.	2,061	25,843
Larsen & Toubro Ltd.	1,240	21,853

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Siemens Ltd.	1,098	$23,678
Voltas Ltd.	1,848	20,883
		186,902
Information Technology (1.6%):
HCL Technologies Ltd.	1,738	22,507
Infosys Ltd.	1,218	20,935
Mindtree Ltd.	846	19,225
Mphasis Ltd.	1,018	21,456
Tata Consultancy Services Ltd.	588	23,039
Tech Mahindra Ltd.	1,567	20,873
Wipro Ltd.	4,425	23,393
		151,428
Materials (2.6%):
ACC Ltd.	956	21,166
Ambuja Cements Ltd.	5,941	20,235
Asian Paints Ltd.	704	26,638
Berger Paints India Ltd.	2,288	23,783
Grasim Industries Ltd.	1,452	18,440
Hindalco Industries Ltd.	4,310	14,190
Jindal Steel & Power Ltd. (a)	3,168	11,553
JSW Steel Ltd.	3,316	17,573
Pidilite Industries Ltd.	961	23,224
Shree Cement Ltd.	60	19,720
The Ramco Cements Ltd.	1,690	18,421
UltraTech Cement Ltd.	298	21,569
UPL Ltd.	1,754	11,196
		247,708
Utilities (1.2%):
GAIL India Ltd.	10,364	17,483
Indraprastha Gas Ltd.	2,942	20,228
NTPC Ltd.	13,002	17,680
Power Grid Corp. of India Ltd.	7,545	19,606
Tata Power Co. Ltd.	16,635	17,224
Torrent Power Ltd.	4,154	18,046
		110,267
		1,721,103
Indonesia (3.3%):
Communication Services (0.5%):
PT Telkom Indonesia Persero Tbk	81,583	19,234
PT Tower Bersama Infrastructure Tbk	129,180	14,997
PT XL Axiata Tbk	62,232	12,101
		46,332
Consumer Discretionary (0.3%):
PT ACE Hardware Indonesia Tbk	125,909	15,380
PT Astra International Tbk	37,589	16,130
		31,510

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.4%):
PT Charoen Pokphand Indonesia Tbk	25,993	$12,080
PT Gudang Garam Tbk (a)	4,063	11,865
PT Indofood Sukses Makmur Tbk	25,524	12,453
		36,398
Energy (0.3%):
PT Adaro Energy Tbk	141,299	14,392
PT United Tractors Tbk	7,596	14,391
		28,783
Financials (0.6%):
PT Bank Central Asia Tbk	7,616	18,362
PT Bank Mandiri Persero Tbk	29,722	13,390
PT Bank Negara Indonesia Persero Tbk	33,399	14,689
PT Bank Rakyat Indonesia Persero Tbk	49,268	14,633
		61,074
Health Care (0.1%):
PT Kalbe Farma Tbk	125,959	13,278
Industrials (0.2%):
PT Jasa Marga Persero Tbk	43,655	14,396
Materials (0.7%):
PT Barito Pacific Tbk (a)	147,510	11,557
PT Indah Kiat Pulp & Paper Corp. Tbk	14,737	10,942
PT Indocement Tunggal Prakarsa Tbk	12,994	13,397
PT Semen Indonesia Persero Tbk	14,621	12,939
PT Vale Indonesia Tbk (a)	41,338	15,016
		63,851
Utilities (0.2%):
PT Perusahaan Gas Negara Tbk	120,352	14,187
		309,809
Malaysia (5.6%):
Communication Services (0.6%):
Axiata Group Bhd	29,200	27,166
Telekom Malaysia Bhd	23,300	31,356
		58,522
Consumer Staples (1.3%):
IOI Corp. Bhd	24,400	26,525
Kuala Lumpur Kepong Bhd	4,800	28,275
PPB Group Bhd	6,360	29,300
QL Resources Bhd	14,050	20,271
Sime Darby Plantation Bhd	14,900	18,495
		122,866
Energy (0.2%):
Dialog Group Bhd	25,400	21,798

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (1.5%):
CIMB Group Holdings Bhd	21,800	$23,318
Hong Leong Bank Bhd	6,900	31,239
Malayan Banking Bhd	16,400	34,513
Public Bank Bhd	4,900	25,110
RHB Bank Bhd	18,300	24,810
		138,990
Health Care (0.2%):
Hartalega Holdings Bhd	3,000	9,060
Kossan Rubber Industries	5,800	6,493
Supermax Corp. Bhd (a)	1,431	2,139
Top Glove Corp. Bhd	1,700	2,588
		20,280
Industrials (0.8%):
Gamuda Bhd	18,000	17,418
Malaysia Airports Holdings Bhd	10,600	15,610
Sime Darby Bhd	39,800	22,870
Westports Holdings Bhd	14,900	15,938
		71,836
Materials (0.5%):
Petronas Chemicals Group Bhd	9,900	18,298
Press Metal Aluminium Holdings Bhd	12,200	25,462
		43,760
Utilities (0.5%):
Petronas Gas Bhd	5,800	24,787
Tenaga Nasional Bhd	10,800	27,994
		52,781
		530,833
Mexico (4.2%):
Communication Services (0.3%):
America Movil SAB de CV, Class L	32,383	23,586
Consumer Discretionary (0.2%):
El Puerto de Liverpool SAB de CV (a)	5,130	18,022
Consumer Staples (1.2%):
Arca Continental SAB de CV	5,561	26,745
Gruma SAB de CV, Class B	1,588	18,912
Grupo Bimbo SAB de CV	7,589	16,495
Kimberly-Clark de Mexico SAB de CV, Class A	11,044	18,869
Wal-Mart de Mexico SAB de CV	9,731	27,382
		108,403
Financials (1.0%):
Grupo Elektra SAB de CV	879	58,308
Grupo Financiero Banorte SAB de CV, Class O (a)	3,809	21,048
Grupo Financiero Inbursa SAB de CV (a)	17,318	17,462
		96,818

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Industrials (0.9%):
Alfa SAB de CV, Class A	15,304	$11,062
Grupo Aeroportuario del Centro Norte SAB de CV (a)	2,468	15,927
Grupo Aeroportuario del Pacifico SAB de CV, Class B (a)	1,384	15,454
Grupo Aeroportuario del Sureste SAB de CV (a)	1,234	20,421
Promotora y Operadora de Infraestructura SAB de CV	2,449	21,620
		84,484
Materials (0.4%):
Grupo Mexico SAB de CV, Class B	5,643	23,861
Orbia Advance Corp. SAB de CV	7,557	17,758
		41,619
Utilities (0.2%):
Infraestructura Energetica Nova SAB de CV (a)	5,594	21,811
		394,743
Morocco (0.3%):
Financials (0.3%):
Attijariwafa Bank	587	27,908
Netherlands (0.1%):
Consumer Staples (0.1%):
X5 Retail Group NV, GDR	357	12,895
Philippines (2.5%):
Communication Services (0.3%):
Globe Telecom, Inc.	400	16,910
PLDT, Inc.	560	15,627
		32,537
Consumer Staples (0.3%):
Puregold Price Club, Inc.	14,200	12,124
Universal Robina Corp.	5,080	16,133
		28,257
Financials (0.8%):
Ayala Corp.	795	13,691
Bank of the Philippine Islands	9,746	16,511
BDO Unibank, Inc.	6,120	13,611
Metro Pacific Investments Co.	157,700	14,056
Metropolitan Bank & Trust Co.	21,452	21,912
		79,781
Industrials (0.5%):
International Container Terminal Services, Inc.	5,490	14,119
JG Summit Holdings, Inc.	9,925	14,799
SM Investments Corp.	897	19,595
		48,513

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Real Estate (0.4%):
Ayala Land, Inc.	20,000	$17,034
SM Prime Holdings, Inc.	23,200	18,601
		35,635
Utilities (0.2%):
Manila Electric Co.	2,570	15,628
		240,351
Poland (1.9%):
Communication Services (0.5%):
CD Projekt SA (a)	118	8,692
Cyfrowy Polsat SA	2,519	20,452
Orange Polska SA (a)	8,024	14,178
		43,322
Consumer Staples (0.2%):
Dino Polska SA (a) (b)	226	17,537
Energy (0.3%):
Polski Koncern Naftowy ORLEN SA	1,103	17,071
Polskie Gornictwo Naftowe i Gazownictwo SA	11,091	16,481
		33,552
Financials (0.7%):
Bank Polska Kasa Opieki SA (a)	939	15,383
Powszechna Kasa Oszczednosci Bank Polski SA (a)	2,614	20,130
Powszechny Zaklad Ubezpieczen SA (a)	2,395	20,781
Santander Bank Polska SA (a)	278	13,842
		70,136
Materials (0.2%):
KGHM Polska Miedz SA (a)	337	16,536
		181,083
Russian Federation (3.0%):
Communication Services (0.7%):
Mobile TeleSystems PJSC	5,561	24,951
Rostelecom PJSC	17,339	22,758
Sistema PJSFC	55,155	21,435
		69,144
Consumer Staples (0.2%):
Magnit PJSC	280	21,537
Energy (0.1%):
Tatneft PJSC	1,669	11,600
Financials (0.3%):
Moscow Exchange MICEX PJSC	11,618	25,155
Materials (1.1%):
Alrosa PJSC	19,976	26,653
MMC Norilsk Nickel PJSC	62	19,935

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
PhosAgro PJSC, GDR	1,861	$25,384
Severstal PJSC	2,050	36,591
		108,563
Utilities (0.6%):
Federal Grid Co. Unified Energy System PJSC	6,358,380	19,162
Inter RAO UES PJSC	231,737	16,705
RusHydro PJSC	1,554,847	16,503
		52,370
		288,369
South Africa (4.8%):
Communication Services (0.8%):
MTN Group Ltd.	2,356	9,655
MultiChoice Group	3,239	29,551
Naspers Ltd., Class N	95	19,529
Vodacom Group Ltd.	2,592	21,952
		80,687
Consumer Discretionary (0.5%):
Mr. Price Group Ltd.	1,890	21,959
Pepkor Holdings Ltd. (b)	23,438	21,751
		43,710
Consumer Staples (1.2%):
Bid Corp. Ltd.	910	16,297
Clicks Group Ltd.	1,248	21,469
Shoprite Holdings Ltd.	2,499	23,820
The SPAR Group Ltd.	2,064	26,636
Tiger Brands Ltd.	1,652	23,415
		111,637
Energy (0.2%):
Exxaro Resources Ltd.	1,729	16,351
Financials (1.1%):
Absa Group Ltd.	2,278	18,590
Capitec Bank Holdings Ltd. (a)	164	15,997
Discovery Ltd.	1,486	15,534
FirstRand Ltd.	5,530	19,217
Sanlam Ltd.	4,061	16,244
Standard Bank Group Ltd.	1,868	16,163
		101,745
Health Care (0.2%):
Aspen Pharmacare Holdings Ltd. (a)	1,742	14,870
Industrials (0.2%):
The Bidvest Group Ltd.	1,842	19,692
Materials (0.6%):
African Rainbow Minerals Ltd.	880	15,693
Anglo American Platinum Ltd.	112	11,005
AngloGold Ashanti Ltd.	291	6,786

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Gold Fields Ltd.	601	$5,629
Impala Platinum Holdings Ltd.	766	10,530
Northam Platinum Ltd. (a)	821	11,712
		61,355
		450,047
Taiwan (19.6%):
Communication Services (1.6%):
Chunghwa Telecom Co. Ltd.	18,000	69,830
Far EasTone Telecommunications Co. Ltd.	18,000	39,207
Taiwan Mobile Co. Ltd.	12,000	42,239
		151,276
Consumer Discretionary (1.8%):
Cheng Shin Rubber Industry Co. Ltd.	17,000	26,652
Eclat Textile Co. Ltd.	1,000	15,037
Feng TAY Enterprise Co. Ltd.	2,920	20,733
Giant Manufacturing Co. Ltd.	1,373	13,438
Hotai Motor Co. Ltd.	1,000	22,885
Merida Industry Co. Ltd.	1,000	8,400
momo.com, Inc.	1,000	22,671
Nien Made Enterprise Co. Ltd.	1,215	14,097
Pou Chen Corp.	21,000	23,469
		167,382
Consumer Staples (0.7%):
President Chain Store Corp.	4,000	37,940
Uni-President Enterprises Corp.	13,000	31,231
		69,171
Financials (5.0%):
Cathay Financial Holding Co. Ltd.	25,000	37,593
Chailease Holding Co. Ltd.	3,960	23,678
Chang Hwa Commercial Bank Ltd.	46,306	29,583
China Development Financial Holding Corp.	91,000	30,121
China Life Insurance Co. Ltd.	28,620	22,613
CTBC Financial Holding Co. Ltd.	40,800	28,607
E.Sun Financial Holding Co. Ltd.	25,748	23,414
First Financial Holding Co. Ltd.	36,831	27,987
Fubon Financial Holding Co. Ltd.	19,000	31,614
Hua Nan Financial Holdings Co. Ltd.	46,700	30,333
Mega Financial Holding Co. Ltd.	33,000	35,000
Shin Kong Financial Holding Co. Ltd.	77,000	24,144
Sinopac Financial Holdings Co. Ltd.	67,792	27,626
Taishin Financial Holding Co. Ltd.	56,008	26,412
Taiwan Cooperative Financial Holding Co. Ltd.	41,472	30,037
The Shanghai Commercial & Savings Bank Ltd.	14,274	20,880
Yuanta Financial Holding Co. Ltd.	33,800	24,721
		474,363

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Industrials (1.3%):
Evergreen Marine Corp. Ltd. (a)	30,000	$43,457
Far Eastern New Century Corp.	24,000	24,729
Hiwin Technologies Corp. (c)	1,374	18,803
Taiwan High Speed Rail Corp.	23,000	25,949
Voltronic Power Technology Corp.	200	7,972
		120,910
Information Technology (7.7%):
Accton Technology Corp.	3,000	33,740
Acer, Inc.	25,000	21,043
Advantech Co. Ltd.	2,098	26,135
ASE Technology Holding Co. Ltd.	7,895	22,845
ASMedia Technology, Inc.	53	2,962
Asustek Computer, Inc.	3,000	26,747
Catcher Technology Co. Ltd.	3,000	21,995
Chroma ATE, Inc.	3,000	17,938
Compal Electronics, Inc.	48,000	35,363
Delta Electronics, Inc.	3,000	28,081
Foxconn Technology Co. Ltd.	13,100	24,897
Hon Hai Precision Industry Co. Ltd.	9,400	30,779
Inventec Corp.	32,000	27,334
Lite-On Technology Corp.	14,650	25,966
MediaTek, Inc.	1,000	26,587
Micro-Star International Co. Ltd.	4,000	18,863
Nan Ya Printed Circuit Board Corp.	3,000	19,433
Nanya Technology Corp.	8,000	24,714
Novatek Microelectronics Corp.	2,000	26,266
Pegatron Corp.	9,000	21,558
Quanta Computer, Inc.	8,000	23,035
Realtek Semiconductor Corp.	1,000	13,898
Synnex Technology International Corp.	18,531	30,998
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	18,863
Unimicron Technology Corp.	5,000	15,553
United Microelectronics Corp.	26,698	44,802
Walsin Technology Corp.	2,000	16,407
Wistron Corp.	15,000	16,550
WPG Holdings Ltd.	19,000	29,010
Yageo Corp.	1,198	22,087
Zhen Ding Technology Holding Ltd.	3,000	12,172
		726,621
Materials (1.5%):
Asia Cement Corp.	17,000	26,138
Formosa Chemicals & Fibre	10,000	30,146
Formosa Plastics Corp.	9,004	30,892
Nan Ya Plastics Corp.	10,000	25,590
Taiwan Cement Corp.	17,424	26,790
		139,556
		1,849,279

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Thailand (6.1%):
Communication Services (0.9%):
Advanced Info Service PCL	4,200	$24,676
Intouch Holdings PCL	11,700	21,970
Total Access Communication PCL	11,600	12,876
True Corp. PCL	141,500	16,249
VGI PCL	49,900	11,078
		86,849
Consumer Discretionary (0.2%):
Home Product Center PCL	27,600	12,623
Siam Global House PCL	18,613	10,563
		23,186
Consumer Staples (1.0%):
Berli Jucker PCL	11,600	13,457
Carabao Group PCL	3,100	11,849
Charoen Pokphand Foods PCL	15,200	13,573
CP ALL PCL	12,700	24,696
Osotspa PCL	11,100	13,154
Thai Union Group PCL	34,700	15,754
		92,483
Energy (0.3%):
PTT Exploration & Production PCL	3,500	11,479
PTT PCL	10,800	15,323
		26,802
Financials (0.9%):
Bangkok Bank PCL	4,200	16,615
Kasikornbank PCL	4,600	17,352
Krung Thai Bank PCL	50,800	18,824
Muangthai Capital PCL	6,400	12,605
The Siam Commercial Bank PCL	5,800	16,942
		82,338
Health Care (0.4%):
Bangkok Dusit Medical Services PCL	26,800	18,609
Bumrungrad Hospital PCL	4,800	19,228
		37,837
Industrials (0.5%):
Airports of Thailand PCL	7,600	15,793
Bangkok Expressway & Metro PCL	53,800	14,907
BTS Group Holdings PCL	45,100	14,002
		44,702
Information Technology (0.5%):
Delta Electronics Thailand PCL	2,700	43,805

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Materials (0.4%):
The Siam Cement PCL	1,550	$19,559
TOA Paint Thailand PCL	12,700	14,203
		33,762
Real Estate (0.1%):
Central Pattana PCL	8,000	12,752
Utilities (0.9%):
B Grimm Power PCL	8,000	12,953
Electricity Generating PCL	2,100	13,495
Energy Absolute PCL	9,700	15,948
Global Power Synergy PCL	5,800	14,279
Gulf Energy Development PCL	13,200	15,092
Ratch Group PCL	9,129	16,152
		87,919
		572,435
Turkey (3.2%):
Communication Services (0.3%):
Turkcell Iletisim Hizmetleri A/S	10,375	22,503
Consumer Discretionary (0.5%):
Arcelik A/S (a)	6,160	25,227
Ford Otomotiv Sanayi A/S	1,334	22,644
		47,871
Consumer Staples (0.2%):
BIM Birlesik Magazalar A/S	1,890	19,223
Financials (0.8%):
Akbank TAS (a)	27,406	25,586
Turkiye Garanti Bankasi A/S (a)	17,475	24,413
Turkiye Is Bankasi A/S (a)	26,838	25,308
		75,307
Industrials (1.0%):
Aselsan Elektronik Sanayi Ve Ticaret A/S	6,564	16,138
Enka Insaat ve Sanayi A/S	19,085	18,948
KOC Holding A/S	8,648	24,605
Turk Hava Yollari AO (a)	10,201	17,742
Turkiye Sise ve Cam Fabrikalari A/S	19,317	19,023
		96,456
Materials (0.4%):
Eregli Demir ve Celik Fabrikalari TAS	18,420	37,049
		298,409
Total Common Stocks (Cost $6,928,446)		9,474,566
Total Investments (Cost $6,928,446) — 100.2%		9,474,566
Liabilities in excess of other assets — (0.2)%		(14,830)
NET ASSETS — 100.00%		$9,459,736

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

(a)  Non-income producing security.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $346,759 and amounted to 3.7% of net assets.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, illiquid securities were 0.2% of the Fund's net assets.

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Banks (10.5%):
Citigroup, Inc.	23,320	$1,437,911
Citizens Financial Group, Inc.	41,863	1,497,021
Fifth Third Bancorp	53,096	1,463,857
Huntington Bancshares, Inc.	138,003	1,742,978
JPMorgan Chase & Co.	14,976	1,902,999
KeyCorp	88,358	1,449,955
M&T Bank Corp.	13,606	1,732,044
Regions Financial Corp.	101,860	1,641,983
The PNC Financial Services Group, Inc.	12,679	1,889,171
Truist Financial Corp.	31,426	1,506,248
U.S. Bancorp	38,492	1,793,342
Wells Fargo & Co.	55,345	1,670,312
		19,727,821
Capital Markets (5.7%):
Ares Management Corp., Class A	37,369	1,758,211
Franklin Resources, Inc.	74,194	1,854,108
Northern Trust Corp.	19,065	1,775,714
State Street Corp.	20,562	1,496,502
The Bank of New York Mellon Corp.	46,172	1,959,541
The Blackstone Group, Inc., Class A	28,310	1,834,771
		10,678,847
Communication Services (6.5%):
AT&T, Inc.	75,456	2,170,115
CenturyLink, Inc.	141,928	1,383,798
Omnicom Group, Inc.	32,799	2,045,674
The Interpublic Group of Cos., Inc.	80,656	1,897,029
Verizon Communications, Inc.	53,750	3,157,812
ViacomCBS, Inc., Class B	39,100	1,456,866
		12,111,294
Consumer Discretionary (5.8%):
General Motors Co.	45,051	1,875,924
Genuine Parts Co.	16,394	1,646,449
Hasbro, Inc.	18,615	1,741,247
Las Vegas Sands Corp.	27,442	1,635,543
Vail Resorts, Inc.	7,465	2,082,437
VF Corp.	21,406	1,828,286
		10,809,886
Consumer Finance (2.5%):
Ally Financial, Inc.	45,700	1,629,662
Discover Financial Services	17,892	1,619,763
Synchrony Financial	42,927	1,489,996
		4,739,421

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (10.5%):
Archer-Daniels-Midland Co.	45,446	$2,290,933
General Mills, Inc.	41,282	2,427,381
Kellogg Co.	35,938	2,236,422
PepsiCo, Inc.	15,312	2,270,770
Philip Morris International, Inc.	25,535	2,114,043
Sysco Corp.	19,631	1,457,798
The Coca-Cola Co.	47,539	2,607,038
The J.M. Smucker Co.	20,550	2,375,580
Walgreens Boots Alliance, Inc.	46,995	1,874,161
		19,654,126
Energy (4.9%):
ConocoPhillips	30,607	1,223,974
EOG Resources, Inc.	25,496	1,271,486
Exxon Mobil Corp.	40,839	1,683,383
Kinder Morgan, Inc.	104,118	1,423,293
ONEOK, Inc.	31,134	1,194,923
The Williams Cos., Inc.	59,287	1,188,704
Valero Energy Corp.	21,370	1,208,901
		9,194,664
Health Care (5.4%):
AbbVie, Inc.	25,324	2,713,467
CVS Health Corp.	34,535	2,358,741
Merck & Co., Inc.	29,643	2,424,797
Pfizer, Inc.	66,911	2,462,994
		9,959,999
Industrials (6.5%):
3M Co.	13,086	2,287,302
Caterpillar, Inc.	13,023	2,370,447
Eaton Corp. PLC	14,991	1,801,019
Emerson Electric Co.	21,565	1,733,179
General Dynamics Corp.	13,490	2,007,582
Snap-on, Inc.	11,289	1,931,999
		12,131,528
Information Technology (9.9%):
Broadcom, Inc.	4,468	1,956,314
Cisco Systems, Inc.	45,016	2,014,466
HP, Inc.	73,908	1,817,398
International Business Machines Corp.	16,301	2,051,970
Juniper Networks, Inc.	92,172	2,074,792
NetApp, Inc.	33,627	2,227,452
Paychex, Inc.	21,343	1,988,741
Seagate Technology PLC	39,115	2,431,388
The Western Union Co.	80,226	1,760,158
		18,322,679

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Insurance (6.9%):
Aflac, Inc.	38,044	$1,691,817
Cincinnati Financial Corp.	17,823	1,557,196
Fidelity National Financial, Inc.	44,674	1,746,306
Lincoln National Corp.	23,865	1,200,648
MetLife, Inc.	35,130	1,649,354
Principal Financial Group, Inc.	29,522	1,464,586
The Hartford Financial Services Group, Inc.	30,668	1,502,119
The Travelers Cos., Inc.	14,305	2,007,992
		12,820,018
Materials (7.5%):
CF Industries Holdings, Inc.	43,409	1,680,362
Eastman Chemical Co.	22,050	2,211,174
International Paper Co.	43,427	2,159,190
LyondellBasell Industries NV, Class A	17,898	1,640,531
Nucor Corp.	36,798	1,957,286
Packaging Corp. of America	17,621	2,430,112
Westrock Co.	40,505	1,763,183
		13,841,838
Utilities (17.0%):
American Electric Power Co., Inc.	26,012	2,166,019
Consolidated Edison, Inc.	26,964	1,948,688
Dominion Energy, Inc.	22,026	1,656,355
DTE Energy Co.	14,077	1,709,089
Duke Energy Corp.	23,998	2,197,257
Edison International	33,686	2,116,155
Entergy Corp.	17,083	1,705,567
Evergy, Inc.	29,718	1,649,646
Exelon Corp.	43,657	1,843,199
FirstEnergy Corp.	52,533	1,608,035
Pinnacle West Capital Corp.	24,682	1,973,326
PPL Corp.	60,647	1,710,245
Public Service Enterprise Group, Inc.	37,696	2,197,677
Sempra Energy	13,665	1,741,058
The AES Corp.	75,902	1,783,697
The Southern Co.	32,308	1,984,680
UGI Corp.	45,737	1,598,966
		31,589,659
Total Common Stocks (Cost $173,077,090)		185,581,780
Total Investments (Cost $173,077,090) — 99.6%		185,581,780
Other assets in excess of liabilities — 0.4%		712,626
NET ASSETS — 100.00%		$186,294,406

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	2	3/19/21	$369,321	$374,880	$5,559
	Total unrealized appreciation				$5,559
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$5,559

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (2.1%):
National CineMedia, Inc.	123,837	$460,674
Sinclair Broadcast Group, Inc., Class A (a)	30,097	958,589
Telephone & Data Systems, Inc.	37,689	699,885
		2,119,148
Consumer Discretionary (9.7%):
Big Lots, Inc. (a)	10,537	452,353
Brinker International, Inc.	8,904	503,699
Dana, Inc.	38,629	754,038
Dave & Buster's Entertainment, Inc.	18,280	548,766
Franchise Group, Inc. (a)	17,330	527,699
H&R Block, Inc.	54,841	869,778
Kontoor Brands, Inc.	28,865	1,170,765
MDC Holdings, Inc.	14,737	716,218
PetMed Express, Inc. (a)	22,089	708,173
Rent-A-Center, Inc.	25,071	959,969
Steven Madden Ltd.	32,532	1,149,030
The Buckle, Inc. (a)	41,922	1,224,122
		9,584,610
Consumer Staples (7.9%):
B&G Foods, Inc. (a)	24,794	687,538
Inter Parfums, Inc.	15,920	963,001
Medifast, Inc.	5,310	1,042,565
Nu Skin Enterprises, Inc., Class A	11,248	614,478
SpartanNash Co.	35,793	623,156
Universal Corp.	30,335	1,474,584
Vector Group Ltd.	104,644	1,219,103
Weis Markets, Inc.	27,041	1,292,830
		7,917,255
Energy (2.3%):
Arch Resources, Inc.	16,976	743,039
Brigham Minerals, Inc.	51,436	565,282
CVR Energy, Inc.	33,839	504,201
Murphy Oil Corp.	35,337	427,578
		2,240,100
Financials (24.3%):
Associated Bancorp	59,253	1,010,264
B. Riley Financial, Inc.	31,336	1,385,678
BGC Partners, Inc., Class A	263,827	1,055,308
Cathay General Bancorp	31,566	1,016,110
FBL Financial Group, Inc., Class A	18,593	976,318
First Commonwealth Financial Corp.	102,388	1,120,125
First Financial Bancorp	50,745	889,560
First Hawaiian, Inc.	52,481	1,237,501
FNB Corp.	87,030	826,785
Fulton Financial Corp.	81,626	1,038,283

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Hope Bancorp, Inc.	98,410	$1,073,653
Investors Bancorp, Inc.	103,976	1,097,987
Mercury General Corp.	24,652	1,287,081
Navient Corp.	68,335	671,050
Northwest Bancshares, Inc.	102,520	1,306,105
Provident Financial Services, Inc.	54,238	974,114
S&T Bancorp, Inc.	43,167	1,072,268
Safety Insurance Group, Inc.	15,962	1,243,440
Sandy Spring Bancorp, Inc.	33,368	1,074,116
Waddell & Reed Financial, Inc., Class A	68,824	1,752,947
Webster Financial Corp.	23,773	1,002,032
WesBanco, Inc.	38,551	1,154,988
		24,265,713
Health Care (1.2%):
National Healthcare Corp.	17,644	1,171,738
Industrials (19.6%):
ACCO Brands Corp.	120,045	1,014,380
Apogee Enterprises, Inc.	28,197	893,281
Ennis, Inc.	61,122	1,091,029
GATX Corp.	13,588	1,130,250
GrafTech International Ltd.	98,981	1,055,137
H&E Equipment Services, Inc.	32,449	967,305
Healthcare Services Group	37,888	1,064,654
HNI Corp.	23,478	809,052
Hyster-Yale Materials Handling, Inc.	18,844	1,122,160
KAR Auction Services, Inc.	41,192	766,583
Knoll, Inc.	53,790	789,637
Macquarie Infrastructure Corp.	20,225	759,449
McGrath RentCorp	13,373	897,328
National Presto Industries, Inc.	13,156	1,163,385
Steelcase, Inc., Class A	64,639	875,858
Systemax, Inc.	45,556	1,635,004
The Greenbrier Cos., Inc.	24,567	893,747
Trinity Industries, Inc.	47,707	1,258,988
Triton International Ltd.	26,126	1,267,372
		19,454,599
Information Technology (4.5%):
Benchmark Electronics, Inc.	37,786	1,020,600
Cass Information Systems, Inc.	24,301	945,552
MTS Systems Corp.	23,471	1,365,073
Vishay Intertechnology, Inc.	54,097	1,120,349
		4,451,574
Materials (16.2%):
Avient Corp.	24,631	992,137
Cabot Corp.	21,957	985,430
Carpenter Technology Corp.	29,172	849,489
Cleveland-Cliffs, Inc. (a)	93,686	1,364,068
Compass Minerals International, Inc.	16,268	1,004,061

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Domtar Corp.	24,285	$768,620
Greif, Inc., Class A	21,743	1,019,311
Kaiser Aluminum Corp.	12,834	1,269,283
Myers Industries, Inc.	40,888	849,653
Orion Engineered Carbons SA	51,808	887,989
Schnitzer Steel Industries, Inc.	39,182	1,250,298
Schweitzer-Mauduit International, Inc.	28,557	1,148,277
Sensient Technologies Corp.	21,105	1,556,916
Tredegar Corp.	62,730	1,047,591
W.R. Grace & Co.	22,102	1,211,632
		16,204,755
Real Estate (3.0%):
Kennedy-Wilson Holdings, Inc.	60,619	1,084,474
Newmark Group, Inc., Class A	87,910	640,864
The RMR Group, Inc., Class A	31,896	1,231,823
		2,957,161
Utilities (8.7%):
ALLETE, Inc.	17,367	1,075,712
Avista Corp.	25,118	1,008,237
New Jersey Resources Corp.	25,504	906,667
Northwest Natural Holding Co.	15,936	732,897
NorthWestern Corp.	17,819	1,039,025
Otter Tail Corp.	21,410	912,280
South Jersey Industries, Inc. (a)	41,294	889,886
Spire, Inc.	16,965	1,086,438
Unitil Corp.	23,062	1,020,955
		8,672,097
Total Common Stocks (Cost $84,657,095)		99,038,750
Collateral for Securities Loaned^ (2.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (b)	49,970	49,970
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (b)	1,716,755	1,716,755
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (b)	24,937	24,937
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (b)	198,843	198,843
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (b)	894,037	894,037
Total Collateral for Securities Loaned (Cost $2,884,542)		2,884,542
Total Investments (Cost $87,541,637) — 102.4%		101,923,292
Liabilities in excess of other assets — (2.4)%		(2,407,931)
NET ASSETS — 100.00%		$99,515,361

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on December 31, 2020.

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	4	3/19/21	$392,469	$394,960	$2,491
	Total unrealized appreciation				$2,491
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$2,491
See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Australia (6.6%):
Communication Services (1.3%):
Telstra Corp. Ltd.	123,983	$284,788
Financials (1.9%):
Insurance Australia Group Ltd.	57,638	208,809
National Australia Bank Ltd.	12,513	217,978
		426,787
Materials (3.4%):
BHP Group Ltd.	6,912	226,058
Fortescue Metals Group Ltd.	12,377	223,527
Rio Tinto Ltd.	3,504	307,443
		757,028
		1,468,603
Austria (1.5%):
Energy (0.7%):
OMV AG	3,814	153,740
Financials (0.8%):
Erste Group Bank AG (a)	5,910	180,042
		333,782
Canada (10.2%):
Communication Services (2.8%):
BCE, Inc. (b)	4,964	212,297
Shaw Communications, Inc., Class B (b)	10,717	188,118
TELUS Corp. (b) (c)	11,441	226,627
		627,042
Energy (2.2%):
Canadian Natural Resources Ltd.	4,856	116,716
Enbridge, Inc.	4,822	154,242
Pembina Pipeline Corp. (c)	3,593	84,976
TC Energy Corp.	3,198	130,036
		485,970
Financials (2.4%):
Great-West Lifeco, Inc.	7,469	178,113
Power Corp. of Canada (c)	6,407	147,149
The Bank of Nova Scotia	4,020	217,314
		542,576
Materials (1.0%):
Nutrien Ltd.	4,557	219,274

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Utilities (1.8%):
Algonquin Power & Utilities Corp.	12,117	$199,459
Emera, Inc.	4,948	210,330
		409,789
		2,284,651
Finland (3.7%):
Financials (0.8%):
Nordea Bank Abp (a)	23,714	193,834
Information Technology (0.6%):
Nokia Oyj (a)	35,058	134,936
Materials (1.3%):
UPM-Kymmene Oyj	7,741	288,111
Utilities (1.0%):
Fortum Oyj	9,189	221,119
		838,000
France (7.1%):
Communication Services (2.1%):
Orange SA	22,182	263,744
Publicis Groupe SA	4,314	214,786
		478,530
Consumer Discretionary (0.8%):
Sodexo SA	2,067	174,769
Financials (2.6%):
BNP Paribas SA (a)	3,305	174,016
CNP Assurances	7,672	123,514
Credit Agricole SA	14,094	177,666
Natixis SA (a)	32,794	111,721
		586,917
Industrials (1.6%):
Alstom SA (a)	3,462	197,105
Bouygues SA	3,586	147,396
		344,501
		1,584,717
Germany (5.1%):
Consumer Discretionary (0.9%):
Bayerische Motoren Werke AG	2,280	201,161
Materials (2.0%):
BASF SE	2,981	235,663
Evonik Industries AG	6,240	203,358
		439,021

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Utilities (2.2%):
E.ON SE	21,220	$234,940
Uniper SE	7,609	262,472
		497,412
		1,137,594
Hong Kong (8.0%):
Consumer Staples (0.8%):
WH Group Ltd. (d)	224,866	188,544
Financials (1.3%):
Hang Seng Bank Ltd.	17,237	297,282
Industrials (1.1%):
CK Hutchison Holdings Ltd.	35,083	244,832
Real Estate (2.5%):
Henderson Land Development Co. Ltd.	72,534	283,036
Sino Land Co. Ltd.	205,348	267,539
		550,575
Utilities (2.3%):
CK Infrastructure Holdings Ltd.	42,835	230,138
Power Assets Holdings Ltd. (b)	52,707	285,557
		515,695
		1,796,928
Italy (4.8%):
Energy (0.9%):
Snam SpA	35,755	200,946
Financials (1.9%):
Assicurazioni Generali SpA	14,544	253,334
Poste Italiane SpA (d)	17,822	181,122
		434,456
Utilities (2.0%):
Enel SpA	22,280	225,231
Terna Rete Elettrica Nazionale SpA	29,313	223,785
		449,016
		1,084,418
Japan (13.1%):
Communication Services (1.6%):
Softbank Corp.	29,500	369,464
Consumer Discretionary (1.9%):
Sekisui House Ltd.	12,100	246,126
Subaru Corp.	9,000	179,799
		425,925
Consumer Staples (1.6%):
Japan Tobacco, Inc.	17,100	348,162

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (2.3%):
Japan Post Holdings Co. Ltd.	33,500	$260,498
Sumitomo Mitsui Financial Group, Inc.	8,400	259,388
		519,886
Health Care (1.1%):
Takeda Pharmaceutical Co. Ltd.	6,600	240,052
Industrials (3.6%):
Mitsubishi Corp.	12,700	312,579
Mitsui & Co. Ltd.	13,500	247,077
Sumitomo Corp.	18,500	244,690
		804,346
Information Technology (1.0%):
Canon, Inc. (c)	12,000	229,911
		2,937,746
Korea, Republic Of (4.6%):
Consumer Staples (1.3%):
KT&G Corp.	3,779	289,113
Financials (1.8%):
KB Financial Group, Inc.	5,093	203,495
Shinhan Financial Group Co. Ltd.	6,912	203,949
		407,444
Materials (1.5%):
POSCO	1,290	323,035
		1,019,592
Macau (0.8%):
Consumer Discretionary (0.8%):
Sands China Ltd.	42,414	186,295
Netherlands (4.1%):
Communication Services (1.1%):
Koninklijke KPN NV	83,259	252,929
Financials (2.1%):
ABN AMRO Bank NV (a) (d)	13,084	128,176
ING Groep NV (a)	15,485	144,528
NN Group NV	4,378	190,004
		462,708
Industrials (0.9%):
Randstad NV	3,192	207,583
		923,220
Norway (3.3%):
Communication Services (1.3%):
Telenor ASA	17,052	290,610
Consumer Staples (1.0%):
Mowi ASA	10,607	236,650

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (1.0%):
DNB ASA (a)	11,105	$217,926
		745,186
Portugal (1.2%):
Utilities (1.2%):
Energias de Portugal SA	41,137	259,082
Singapore (1.4%):
Communication Services (1.4%):
Singapore Telecommunications Ltd.	171,900	300,529
Spain (4.0%):
Industrials (0.7%):
Aena SME SA (a) (d)	947	164,490
Utilities (3.3%):
Endesa SA	8,146	222,389
Naturgy Energy Group SA	10,574	244,889
Red Electrica Corp. SA	13,275	272,012
		739,290
		903,780
Sweden (2.2%):
Communication Services (1.2%):
Telia Co. AB (c)	63,645	262,821
Consumer Staples (1.0%):
ICA Gruppen AB	4,581	228,888
		491,709
Switzerland (4.2%):
Communication Services (1.2%):
Swisscom AG, Registered Shares	521	280,869
Financials (1.0%):
Zurich Insurance Group AG	511	215,659
Industrials (1.0%):
Adecco Group AG	3,278	219,126
Materials (1.0%):
LafargeHolcim Ltd.	4,160	228,542
		944,196
United Kingdom (12.9%):
Communication Services (1.0%):
BT Group PLC (a)	120,033	217,050
Consumer Staples (3.7%):
British American Tobacco PLC	6,767	250,558
Imperial Brands PLC	12,898	270,792
Tesco PLC	101,457	321,002
		842,352

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (2.4%):
Legal & General Group PLC	40,577	$147,690
Natwest Group PLC	96,590	221,410
Phoenix Group Holdings PLC	17,958	172,025
		541,125
Health Care (1.1%):
GlaxoSmithKline PLC (b)	13,966	256,264
Industrials (0.9%):
BAE Systems PLC	30,119	201,296
Materials (1.8%):
BHP Group PLC	6,770	178,189
Rio Tinto PLC	2,932	219,288
		397,477
Utilities (2.0%):
National Grid PLC	20,039	237,004
SSE PLC	10,098	207,104
		444,108
		2,899,672
Total Common Stocks (Cost $21,321,209)		22,139,700
Collateral for Securities Loaned^ (1.3%)
United States (1.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (e)	5,169	5,169
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	177,570	177,570
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (e)	2,579	2,579
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (e)	20,567	20,567
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (e)	92,473	92,473
Total Collateral for Securities Loaned (Cost $298,358)		298,358
Total Investments (Cost $21,619,567) — 100.1%		22,438,058
Liabilities in excess of other assets — (0.1)%		(29,958)
NET ASSETS — 100.00%		$22,408,100

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $662,332 and amounted to 3.0% of net assets.

(e)  Rate disclosed is the daily yield on December 31, 2020.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	1	3/19/21	$106,874	$106,540	$(334)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(334)
	Total net unrealized appreciation (depreciation)				$(334)

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Brazil (3.3%):
Consumer Discretionary (0.5%):
Petrobras Distribuidora SA	21,400	$91,182
Financials (0.9%):
BB Seguridade Participacoes SA	25,847	147,454
Industrials (0.5%):
CCR SA	32,466	84,200
Utilities (1.4%):
Centrais Eletricas Brasileiras SA	10,600	74,839
Engie Brasil Energia SA	18,600	157,358
		232,197
		555,033
Chile (1.6%):
Utilities (1.6%):
Colbun SA	790,708	139,815
Enel Americas SA	784,094	128,162
		267,977
China (15.8%):
Energy (2.2%):
China Petroleum & Chemical Corp., Class H	362,893	162,437
China Shenhua Energy Co. Ltd., Class H	105,953	199,545
		361,982
Financials (11.0%):
Agricultural Bank of China Ltd., Class H	636,001	232,998
Bank of China Ltd., Class H	724,492	247,659
Bank of Communications Co. Ltd., Class H	419,087	221,648
China CITIC Bank Corp. Ltd., Class H	456,252	193,631
China Everbright Bank Co. Ltd., Class H	394,086	149,964
China Minsheng Banking Corp. Ltd., Class H	404,377	230,560
GF Securities Co. Ltd., Class H	113,489	160,450
Industrial & Commercial Bank of China Ltd., Class H	412,971	267,955
PICC Property & Casualty Co. Ltd., Class H	179,393	135,837
		1,840,702
Information Technology (0.8%):
China Railway Signal & Communication Corp. Ltd., Class H (a)	381,908	128,088
Utilities (1.8%):
CGN Power Co. Ltd., Class H (a)	893,428	192,465
Huaneng Power International, Inc., Class H	303,699	110,867
		303,332
		2,634,104

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Czech Republic (2.6%):
Financials (1.2%):
Komercni Banka A/S (b)	6,591	$201,929
Utilities (1.4%):
CEZ A/S	9,572	229,875
		431,804
Egypt (0.9%):
Consumer Staples (0.9%):
Eastern Co. SAE	176,169	146,508
Hong Kong (0.6%):
Energy (0.6%):
CNOOC Ltd.	103,414	95,781
Hungary (1.0%):
Energy (1.0%):
MOL Hungarian Oil & Gas PLC (b)	22,992	169,914
India (6.3%):
Communication Services (1.3%):
Indus Towers Ltd.	31,826	100,144
Sun TV Network Ltd.	18,883	124,250
		224,394
Consumer Discretionary (1.0%):
Bajaj Auto Ltd.	3,442	162,250
Consumer Staples (0.9%):
ITC Ltd.	50,265	143,786
Energy (0.7%):
Hindustan Petroleum Corp. Ltd.	40,123	119,662
Financials (0.8%):
Power Finance Corp. Ltd.	83,034	129,900
Industrials (0.7%):
Bharat Electronics Ltd.	69,859	114,691
Utilities (0.9%):
Torrent Power Ltd.	35,281	153,269
		1,047,952
Indonesia (3.0%):
Communication Services (1.0%):
PT Telkom Indonesia Persero Tbk	693,722	163,549
Consumer Staples (0.6%):
PT Gudang Garam Tbk (b)	34,481	100,692

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Energy (1.4%):
PT Adaro Energy Tbk	1,200,947	$122,318
PT United Tractors Tbk	63,828	120,928
		243,246
		507,487
Malaysia (5.6%):
Financials (2.9%):
CIMB Group Holdings Bhd	182,100	194,783
Malayan Banking Bhd	136,600	287,472
		482,255
Utilities (2.7%):
Petronas Gas Bhd	48,700	208,126
Tenaga Nasional Bhd	91,900	238,208
		446,334
		928,589
Mexico (6.0%):
Consumer Staples (0.9%):
Kimberly-Clark de Mexico SAB de CV, Class A	93,610	159,936
Financials (1.1%):
Grupo Financiero Banorte SAB de CV, Class O (b)	32,348	178,745
Industrials (0.8%):
Grupo Aeroportuario del Pacifico SAB de CV, Class B (b)	11,569	129,180
Materials (2.1%):
Grupo Mexico SAB de CV, Class B	47,921	202,627
Orbia Advance Corp. SAB de CV	64,179	150,815
		353,442
Utilities (1.1%):
Infraestructura Energetica Nova SAB de CV (b)	47,502	185,215
		1,006,518
Netherlands (0.7%):
Consumer Staples (0.7%):
X5 Retail Group NV, GDR	3,032	109,516
Philippines (2.0%):
Communication Services (1.3%):
Globe Telecom, Inc.	2,725	115,197
PLDT, Inc.	3,795	105,900
		221,097
Utilities (0.7%):
Manila Electric Co.	17,490	106,353
		327,450

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Poland (2.5%):
Financials (2.5%):
Bank Polska Kasa Opieki SA (b)	7,975	$130,653
Powszechny Zaklad Ubezpieczen SA (b)	20,348	176,555
Santander Bank Polska SA (b)	2,360	117,510
		424,718
Russian Federation (11.4%):
Communication Services (2.4%):
Mobile TeleSystems PJSC	47,260	212,040
Rostelecom PJSC	147,210	193,220
		405,260
Consumer Staples (1.1%):
Magnit PJSC	2,367	182,063
Energy (0.6%):
Tatneft PJSC	14,159	98,407
Materials (5.5%):
Alrosa PJSC	169,550	226,224
MMC Norilsk Nickel PJSC	522	167,842
PhosAgro PJSC, GDR	15,802	215,539
Severstal PJSC	17,409	310,733
		920,338
Utilities (1.8%):
Federal Grid Co. Unified Energy System PJSC	54,065,287	162,938
RusHydro PJSC	13,212,548	140,236
		303,174
		1,909,242
South Africa (8.3%):
Communication Services (1.6%):
MTN Group Ltd.	19,999	81,957
Vodacom Group Ltd.	22,009	186,396
		268,353
Consumer Staples (1.4%):
The SPAR Group Ltd.	17,524	226,145
Energy (0.8%):
Exxaro Resources Ltd.	14,681	138,838
Financials (2.7%):
Absa Group Ltd.	19,344	157,860
FirstRand Ltd.	46,961	163,192
Standard Bank Group Ltd.	15,866	137,277
		458,329
Industrials (1.0%):
The Bidvest Group Ltd.	15,646	167,267

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Materials (0.8%):
African Rainbow Minerals Ltd.	7,474	$133,278
		1,392,210
Taiwan (19.5%):
Industrials (1.2%):
Far Eastern New Century Corp.	201,000	207,102
Information Technology (15.4%):
Asustek Computer, Inc.	23,000	205,057
Catcher Technology Co. Ltd.	22,000	161,298
Compal Electronics, Inc.	409,000	301,324
Foxconn Technology Co. Ltd.	111,000	210,962
Inventec Corp.	270,000	230,630
Lite-On Technology Corp.	124,059	219,886
Novatek Microelectronics Corp.	17,000	223,262
Pegatron Corp.	74,000	177,250
Quanta Computer, Inc.	70,000	201,552
Synnex Technology International Corp.	157,000	262,626
Wistron Corp.	124,000	136,812
WPG Holdings Ltd.	159,000	242,770
		2,573,429
Materials (2.9%):
Asia Cement Corp.	142,000	218,330
Formosa Plastics Corp.	77,773	266,837
		485,167
		3,265,698
Thailand (5.8%):
Communication Services (1.8%):
Intouch Holdings PCL	100,100	187,966
Total Access Communication PCL	98,800	109,665
		297,631
Energy (1.4%):
PTT Exploration & Production PCL	29,100	95,444
PTT PCL	90,600	128,540
		223,984
Financials (1.8%):
Krung Thai Bank PCL	430,900	159,670
The Siam Commercial Bank PCL	49,800	145,465
		305,135
Utilities (0.8%):
Ratch Group PCL	76,500	135,350
		962,100
Turkey (2.1%):
Consumer Discretionary (1.1%):
Ford Otomotiv Sanayi A/S	11,331	192,335

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Industrials (1.0%):
Enka Insaat ve Sanayi A/S	162,069	$160,912
		353,247
Total Common Stocks (Cost $16,289,140)		16,535,848
Total Investments (Cost $16,289,140) — 99.0%		16,535,848
Other assets in excess of liabilities — 1.0%		164,606
NET ASSETS — 100.00%		$16,700,454

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $320,553 and amounted to 1.9% of net assets.

(b)  Non-income producing security.

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	1	3/19/21	$62,269	$64,410	$2,141
	Total unrealized appreciation				$2,141
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$2,141

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Consumer Discretionary (15.8%):
Gentex Corp.	219,240	$7,438,813
Lowe's Cos., Inc.	17,757	2,850,176
McDonald's Corp.	38,908	8,348,879
NIKE, Inc., Class B	47,056	6,657,012
Pool Corp.	13,367	4,979,208
Ross Stores, Inc.	23,251	2,855,455
Target Corp.	57,588	10,166,010
The TJX Cos., Inc.	51,900	3,544,251
VF Corp.	43,007	3,673,228
		50,513,032
Consumer Staples (17.5%):
Archer-Daniels-Midland Co.	101,882	5,135,872
Brown-Forman Corp., Class B	46,992	3,732,575
Colgate-Palmolive Co.	82,765	7,077,235
Costco Wholesale Corp.	13,748	5,179,972
Hormel Foods Corp.	50,923	2,373,521
Kimberly-Clark Corp.	27,752	3,741,802
Lancaster Colony Corp.	33,560	6,165,978
McCormick & Co., Inc.	24,160	2,309,696
PepsiCo, Inc.	22,007	3,263,638
Sysco Corp.	40,213	2,986,217
The Clorox Co.	15,303	3,089,982
The Coca-Cola Co.	52,985	2,905,697
The Procter & Gamble Co.	26,754	3,722,552
Walmart, Inc.	28,974	4,176,602
		55,861,339
Energy (0.8%):
Exxon Mobil Corp.	63,715	2,626,332
Financials (16.1%):
Aflac, Inc.	87,150	3,875,561
American Financial Group, Inc.	89,854	7,873,007
Brown & Brown, Inc.	52,630	2,495,188
Cincinnati Financial Corp.	15,252	1,332,567
CME Group, Inc.	26,940	4,904,427
Commerce Bancshares, Inc.	60,865	3,998,831
Old Republic International Corp.	62,501	1,231,895
RLI Corp.	40,445	4,212,347
S&P Global, Inc.	3,656	1,201,837
SEI Investments Co.	48,999	2,815,973
T. Rowe Price Group, Inc.	16,926	2,562,427
The Allstate Corp.	52,628	5,785,396
W.R. Berkley Corp.	132,896	8,826,951
		51,116,407

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Health Care (9.8%):
Chemed Corp.	8,260	$4,399,359
Humana, Inc.	14,873	6,101,946
Johnson & Johnson	17,621	2,773,193
Medtronic PLC	44,896	5,259,117
Merck & Co., Inc.	53,021	4,337,118
UnitedHealth Group, Inc.	18,503	6,488,631
West Pharmaceutical Services, Inc.	6,964	1,972,971
		31,332,335
Industrials (19.3%):
3M Co.	43,835	7,661,920
Carlisle Cos., Inc.	19,716	3,079,245
Cintas Corp.	5,221	1,845,415
CSX Corp.	43,705	3,966,229
Dover Corp.	37,664	4,755,080
Emerson Electric Co.	89,209	7,169,727
General Dynamics Corp.	16,515	2,457,762
IDEX Corp.	30,429	6,061,457
Illinois Tool Works, Inc.	18,234	3,717,548
L3Harris Technologies, Inc.	23,327	4,409,270
Nordson Corp.	7,338	1,474,571
Republic Services, Inc.	51,409	4,950,686
Roper Technologies, Inc.	3,726	1,606,241
W.W. Grainger, Inc.	12,323	5,031,974
Waste Management, Inc.	32,800	3,868,104
		62,055,229
Information Technology (11.0%):
Automatic Data Processing, Inc.	25,047	4,413,281
Intuit, Inc.	19,152	7,274,887
Jack Henry & Associates, Inc.	31,964	5,177,848
Mastercard, Inc., Class A	14,877	5,310,196
Microsoft Corp.	19,930	4,432,831
Texas Instruments, Inc.	30,120	4,943,596
Visa, Inc., Class A	16,472	3,602,921
		35,155,560
Materials (5.1%):
Air Products & Chemicals, Inc.	11,881	3,246,127
Ecolab, Inc.	10,569	2,286,709
Nucor Corp.	22,183	1,179,914
PPG Industries, Inc.	20,002	2,884,688
Sonoco Products Co.	78,910	4,675,418
The Sherwin-Williams Co.	2,599	1,910,031
		16,182,887

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Utilities (4.2%):
Consolidated Edison, Inc.	72,445	$5,235,600
Xcel Energy, Inc.	122,527	8,168,875
		13,404,475
Total Common Stocks (Cost $267,942,254)		318,247,596
Total Investments (Cost $267,942,254) — 99.6%		318,247,596
Other assets in excess of liabilities — 0.4%		1,188,519
NET ASSETS — 100.00%		$319,436,115

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	5	3/19/21	$922,633	$937,200	$14,567
	Total unrealized appreciation				$14,567
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$14,567

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (3.1%):
Verizon Communications, Inc.	76,704	$4,506,360
Consumer Discretionary (11.6%):
AutoZone, Inc. (a)	2,455	2,910,255
Best Buy Co., Inc.	3,100	309,349
BorgWarner, Inc.	8,905	344,089
eBay, Inc.	82,328	4,136,982
Helen of Troy Ltd. (a)	1,782	395,943
Lowe's Cos., Inc.	3,290	528,078
Mohawk Industries, Inc. (a)	3,535	498,258
NVR, Inc. (a)	85	346,788
Target Corp.	28,481	5,027,751
Tractor Supply Co.	18,184	2,556,307
		17,053,800
Consumer Staples (17.8%):
Altria Group, Inc.	8,928	366,048
Campbell Soup Co.	38,189	1,846,438
Casey's General Stores, Inc.	2,392	427,259
Church & Dwight Co., Inc.	3,681	321,094
Flowers Foods, Inc.	14,180	320,893
Kimberly-Clark Corp.	7,454	1,005,023
Philip Morris International, Inc.	4,600	380,834
The Clorox Co.	20,157	4,070,101
The J.M. Smucker Co.	21,839	2,524,589
The Kroger Co.	124,914	3,967,269
The Procter & Gamble Co.	38,293	5,328,088
Walgreens Boots Alliance, Inc.	9,605	383,047
Walmart, Inc.	35,953	5,182,625
		26,123,308
Energy (0.2%):
Cabot Oil & Gas Corp.	19,873	323,532
Financials (10.1%):
Erie Indemnity Co., Class A	2,113	518,953
Everest Re Group Ltd.	2,538	594,120
Fidelity National Financial, Inc.	58,536	2,288,172
First American Financial Corp.	15,048	776,928
Huntington Bancshares, Inc.	37,623	475,178
Jefferies Financial Group, Inc.	19,167	471,508
The Allstate Corp.	38,923	4,278,806
The Travelers Cos., Inc.	39,205	5,503,207
		14,906,872
Health Care (17.9%):
AbbVie, Inc.	47,303	5,068,517
Biogen, Inc. (a)	2,169	531,101
Cardinal Health, Inc.	7,348	393,559
Cerner Corp.	46,757	3,669,489

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
DaVita, Inc. (a)	4,028	$472,887
Gilead Sciences, Inc.	59,185	3,448,118
Johnson & Johnson	39,753	6,256,327
McKesson Corp.	2,316	402,799
Medpace Holdings, Inc. (a)	3,087	429,710
Merck & Co., Inc.	60,706	4,965,751
Universal Health Services, Inc., Class B	3,224	443,300
		26,081,558
Industrials (14.8%):
3M Co.	26,524	4,636,130
AO Smith Corp.	6,535	358,248
C.H. Robinson Worldwide, Inc.	27,783	2,607,990
Dover Corp.	3,184	401,980
Fortune Brands Home & Security, Inc.	3,987	341,766
Hubbell, Inc.	2,521	395,268
Huntington Ingalls Industries, Inc.	2,451	417,846
J.B. Hunt Transport Services, Inc.	2,729	372,918
Lockheed Martin Corp.	6,821	2,421,319
Masco Corp.	6,258	343,752
Republic Services, Inc.	43,772	4,215,244
Robert Half International, Inc.	6,517	407,182
Tetra Tech, Inc.	3,613	418,313
W.W. Grainger, Inc.	967	394,865
Waste Management, Inc.	31,966	3,769,750
		21,502,571
Information Technology (24.1%):
Apple, Inc.	66,096	8,770,278
Automatic Data Processing, Inc.	2,473	435,743
CDW Corp.	5,295	697,828
Citrix Systems, Inc.	24,781	3,224,008
F5 Networks, Inc. (a)	2,810	494,391
International Business Machines Corp.	27,105	3,411,977
Microsoft Corp.	38,022	8,456,854
NetApp, Inc.	24,974	1,654,278
Oracle Corp.	76,498	4,948,656
Paychex, Inc.	4,325	403,004
QUALCOMM, Inc.	4,903	746,923
Texas Instruments, Inc.	2,417	396,702
The Western Union Co.	64,861	1,423,050
		35,063,692
Total Common Stocks (Cost $129,791,152)		145,561,693
Total Investments (Cost $129,791,152) — 99.6%		145,561,693
Other assets in excess of liabilities — 0.4%		583,764
NET ASSETS — 100.00%		$146,145,457

(a)  Non-income producing security.

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	3/19/21	$552,637	$562,320	$9,683
	Total unrealized appreciation				$9,683
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$9,683

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (5.1%):
Activision Blizzard, Inc.	20,035	$1,860,250
Alphabet, Inc., Class A (a)	1,045	1,831,509
Altice USA, Inc., Class A (a) (b)	48,914	1,852,373
ANGI Homeservices, Inc., Class A (a) (b)	69,580	918,108
AT&T, Inc.	58,582	1,684,818
Cable One, Inc.	755	1,681,929
CenturyLink, Inc.	110,193	1,074,382
Charter Communications, Inc., Class A (a)	3,078	2,036,251
Comcast Corp., Class A	37,295	1,954,258
Discovery, Inc., Class A (a) (b)	58,124	1,748,951
DISH Network Corp., Class A (a)	28,230	912,958
Electronic Arts, Inc.	13,077	1,877,857
Facebook, Inc., Class A (a)	4,914	1,342,308
Fox Corp., Class A	47,481	1,382,647
Liberty Broadband Corp., Class C (a)	12,265	1,942,408
Netflix, Inc. (a)	2,758	1,491,333
Omnicom Group, Inc.	25,464	1,588,190
Sirius XM Holdings, Inc. (b)	253,814	1,616,795
Take-Two Interactive Software, Inc. (a)	9,130	1,897,123
The Interpublic Group of Cos., Inc.	62,623	1,472,893
The New York Times Co., Class A	36,985	1,914,713
T-Mobile U.S., Inc. (a)	13,151	1,773,412
Verizon Communications, Inc.	41,735	2,451,931
ViacomCBS, Inc., Class B	30,356	1,131,065
		39,438,462
Consumer Discretionary (9.5%):
Advance Auto Parts, Inc.	8,382	1,320,249
Amazon.com, Inc. (a)	521	1,696,861
Aptiv PLC	9,859	1,284,529
AutoZone, Inc. (a)	1,250	1,481,800
Best Buy Co., Inc.	11,018	1,099,486
Booking Holdings, Inc. (a)	687	1,530,134
BorgWarner, Inc.	31,350	1,211,364
Bright Horizons Family Solutions, Inc. (a)	7,387	1,277,877
CarMax, Inc. (a)	10,094	953,479
Chegg, Inc. (a)	14,205	1,283,138
Chipotle Mexican Grill, Inc. (a)	967	1,340,949
D.R. Horton, Inc.	15,261	1,051,788
Dollar General Corp.	10,119	2,128,026
Dollar Tree, Inc. (a)	14,001	1,512,668
Domino's Pizza, Inc.	3,516	1,348,245
eBay, Inc.	34,136	1,715,334
Etsy, Inc. (a)	8,036	1,429,685
Floor & Decor Holdings, Inc., Class A (a)	13,473	1,250,968
Garmin Ltd.	16,246	1,943,996
General Motors Co.	34,978	1,456,484
Gentex Corp.	59,573	2,021,312

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Genuine Parts Co.	12,731	$1,278,574
Hasbro, Inc. (b)	14,456	1,352,214
Hilton Worldwide Holdings, Inc.	14,104	1,569,211
Las Vegas Sands Corp.	21,305	1,269,778
Lear Corp.	9,449	1,502,674
Lennar Corp., Class A	12,395	944,871
LKQ Corp. (a)	29,686	1,046,135
Lowe's Cos., Inc.	7,591	1,218,431
Marriott International, Inc., Class A	9,263	1,221,975
McDonald's Corp.	7,036	1,509,785
MGM Resorts International	28,791	907,204
Mohawk Industries, Inc. (a)	9,172	1,292,793
NIKE, Inc., Class B	13,583	1,921,587
NVR, Inc. (a)	244	995,486
O'Reilly Automotive, Inc. (a)	3,123	1,413,376
Pool Corp.	4,422	1,647,195
PulteGroup, Inc.	21,231	915,481
Ross Stores, Inc.	12,414	1,524,563
Service Corp. International	31,946	1,568,548
Starbucks Corp.	16,010	1,712,750
Target Corp.	10,847	1,914,821
Tesla, Inc. (a)	1,514	1,068,384
The Home Depot, Inc.	4,926	1,308,444
The TJX Cos., Inc.	22,782	1,555,783
Tractor Supply Co.	11,232	1,578,996
Ulta Beauty, Inc. (a)	4,205	1,207,508
Vail Resorts, Inc.	5,797	1,617,131
VF Corp.	16,620	1,419,514
Whirlpool Corp.	5,576	1,006,412
Williams-Sonoma, Inc.	10,693	1,088,975
Yum! Brands, Inc.	14,444	1,568,041
		72,485,012
Consumer Staples (7.0%):
Archer-Daniels-Midland Co.	35,283	1,778,616
Brown-Forman Corp., Class B	21,821	1,733,242
Campbell Soup Co.	38,284	1,851,031
Casey's General Stores, Inc.	8,053	1,438,427
Church & Dwight Co., Inc.	20,261	1,767,367
Colgate-Palmolive Co.	24,374	2,084,221
Conagra Brands, Inc.	43,388	1,573,249
Costco Wholesale Corp.	6,284	2,367,686
General Mills, Inc.	32,051	1,884,599
Herbalife Nutrition Ltd. (a) (b)	23,362	1,122,544
Hormel Foods Corp.	41,081	1,914,786
Kellogg Co.	27,902	1,736,341
Kimberly-Clark Corp.	12,845	1,731,891
Lamb Weston Holdings, Inc.	17,450	1,374,013
McCormick & Co., Inc.	15,946	1,524,438
Mondelez International, Inc., Class A	30,935	1,808,769
Monster Beverage Corp. (a)	21,137	1,954,750

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
PepsiCo, Inc.	11,889	$1,763,139
Philip Morris International, Inc.	19,825	1,641,312
Sysco Corp.	15,244	1,132,019
The Boston Beer Co., Inc., Class A (a)	1,311	1,303,514
The Clorox Co.	9,340	1,885,933
The Coca-Cola Co.	36,912	2,024,254
The Estee Lauder Cos., Inc., Class A	6,830	1,818,078
The Hershey Co.	10,982	1,672,888
The J.M. Smucker Co.	15,956	1,844,514
The Kroger Co.	57,163	1,815,497
The Procter & Gamble Co.	13,541	1,884,095
Tyson Foods, Inc., Class A	20,096	1,294,986
Walgreens Boots Alliance, Inc.	36,488	1,455,141
Walmart, Inc.	14,371	2,071,580
		53,252,920
Energy (1.4%):
Cabot Oil & Gas Corp.	63,994	1,041,822
Cheniere Energy, Inc. (a)	22,702	1,362,802
ConocoPhillips	23,761	950,202
EOG Resources, Inc.	19,798	987,326
Exxon Mobil Corp.	31,709	1,307,045
Kinder Morgan, Inc.	80,837	1,105,042
ONEOK, Inc.	24,174	927,798
Pioneer Natural Resources Co.	7,905	900,300
The Williams Cos., Inc.	46,029	922,881
Valero Energy Corp.	16,594	938,723
		10,443,941
Financials (13.8%):
Aflac, Inc.	29,539	1,313,599
Ally Financial, Inc.	35,481	1,265,252
American Express Co.	9,935	1,201,241
Ameriprise Financial, Inc.	5,623	1,092,718
Arch Capital Group Ltd. (a)	34,705	1,251,809
Ares Management Corp., Class A	29,015	1,365,156
Arthur J. Gallagher & Co.	14,308	1,770,043
Assurant, Inc.	10,297	1,402,657
Athene Holding Ltd., Class A (a)	20,401	880,099
Bank of America Corp.	42,063	1,274,930
Berkshire Hathaway, Inc., Class B (a)	8,143	1,888,117
BlackRock, Inc., Class A	2,177	1,570,793
Brown & Brown, Inc.	35,064	1,662,384
Cboe Global Markets, Inc.	15,729	1,464,684
Chubb Ltd.	10,516	1,618,623
Cincinnati Financial Corp.	13,838	1,209,026
Citigroup, Inc.	18,106	1,116,416
Citizens Financial Group, Inc.	32,502	1,162,272
CME Group, Inc.	7,438	1,354,088
Commerce Bancshares, Inc. (b)	22,544	1,481,140
Credit Acceptance Corp. (a) (b)	2,482	859,119

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Discover Financial Services	13,888	$1,257,281
Erie Indemnity Co., Class A	5,905	1,450,268
Everest Re Group Ltd.	5,828	1,364,276
FactSet Research Systems, Inc.	3,945	1,311,713
Fidelity National Financial, Inc.	34,686	1,355,876
Fifth Third Bancorp	41,222	1,136,491
First Republic Bank	11,602	1,704,681
Franklin Resources, Inc. (b)	57,603	1,439,499
Globe Life, Inc.	14,186	1,347,103
Huntington Bancshares, Inc.	107,146	1,353,254
Interactive Brokers Group, Inc.	25,227	1,536,829
Intercontinental Exchange, Inc.	15,252	1,758,403
JPMorgan Chase & Co.	11,629	1,477,697
KeyCorp	68,599	1,125,710
KKR & Co., Inc.	31,924	1,292,603
Lincoln National Corp.	18,530	932,244
LPL Financial Holdings, Inc.	11,486	1,197,071
M&T Bank Corp.	10,565	1,344,925
Markel Corp. (a)	1,127	1,164,529
MarketAxess Holdings, Inc.	2,870	1,637,507
Marsh & McLennan Cos., Inc.	14,817	1,733,589
MetLife, Inc.	27,276	1,280,608
Moody's Corp.	4,140	1,201,594
Morgan Stanley	20,806	1,425,835
Morningstar, Inc.	12,386	2,868,225
MSCI, Inc.	3,227	1,440,952
Nasdaq, Inc.	10,906	1,447,662
Northern Trust Corp.	14,801	1,378,565
Principal Financial Group, Inc.	22,922	1,137,160
Raymond James Financial, Inc.	14,260	1,364,254
Regions Financial Corp.	79,084	1,274,834
RenaissanceRe Holdings Ltd.	7,858	1,303,014
S&P Global, Inc.	3,642	1,197,235
SEI Investments Co.	26,271	1,509,794
State Street Corp.	15,964	1,161,860
SVB Financial Group (a)	3,758	1,457,465
Synchrony Financial	33,328	1,156,815
T. Rowe Price Group, Inc.	9,383	1,420,492
The Allstate Corp.	15,270	1,678,631
The Bank of New York Mellon Corp.	35,847	1,521,347
The Blackstone Group, Inc., Class A	21,980	1,424,524
The Charles Schwab Corp.	33,488	1,776,204
The Goldman Sachs Group, Inc.	5,815	1,533,474
The Hartford Financial Services Group, Inc.	23,808	1,166,116
The PNC Financial Services Group, Inc.	9,848	1,467,352
The Progressive Corp.	18,080	1,787,751
The Travelers Cos., Inc.	11,107	1,559,090
Tradeweb Markets, Inc., Class A (b)	26,352	1,645,682
Truist Financial Corp.	24,402	1,169,588
U.S. Bancorp	29,882	1,392,202

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Voya Financial, Inc.	24,832	$1,460,370
W.R. Berkley Corp.	20,991	1,394,222
Wells Fargo & Co.	42,973	1,296,925
		103,425,557
Health Care (16.6%):
Abbott Laboratories	14,624	1,601,182
AbbVie, Inc.	19,662	2,106,783
ABIOMED, Inc. (a)	4,727	1,532,493
Agilent Technologies, Inc.	17,151	2,032,222
Alexion Pharmaceuticals, Inc. (a)	14,742	2,303,290
Align Technology, Inc. (a)	3,341	1,785,364
Amedisys, Inc. (a)	5,232	1,534,703
AmerisourceBergen Corp.	15,305	1,496,217
Amgen, Inc.	6,608	1,519,311
Anthem, Inc.	4,119	1,322,570
Avantor, Inc. (a)	43,435	1,222,695
Baxter International, Inc.	19,215	1,541,812
Becton, Dickinson & Co.	7,090	1,774,060
Biogen, Inc. (a)	4,811	1,178,021
BioMarin Pharmaceutical, Inc. (a)	14,090	1,235,552
Bio-Rad Laboratories, Inc., Class A (a)	3,313	1,931,280
Bio-Techne Corp.	6,857	2,177,440
Boston Scientific Corp. (a)	35,195	1,265,260
Catalent, Inc. (a)	12,966	1,349,372
Centene Corp. (a)	19,320	1,159,780
Cerner Corp.	27,388	2,149,410
Charles River Laboratories International, Inc. (a)	5,728	1,431,198
Chemed Corp.	2,870	1,528,591
Cigna Corp.	6,890	1,434,360
CRISPR Therapeutics AG (a) (b)	11,687	1,789,397
CVS Health Corp.	26,812	1,831,260
Danaher Corp.	9,282	2,061,903
DaVita, Inc. (a)	17,922	2,104,042
DexCom, Inc. (a)	2,876	1,063,315
Edwards Lifesciences Corp. (a)	16,957	1,546,987
Eli Lilly & Co.	10,693	1,805,406
Encompass Health Corp.	22,560	1,865,486
Exelixis, Inc. (a)	53,750	1,078,763
HCA Healthcare, Inc.	7,539	1,239,864
Henry Schein, Inc. (a)	22,365	1,495,324
Hologic, Inc. (a)	23,384	1,703,057
Horizon Therapeutics PLC (a)	15,701	1,148,528
Humana, Inc.	2,946	1,208,655
IDEXX Laboratories, Inc. (a)	4,149	2,073,961
Illumina, Inc. (a)	4,176	1,545,120
Insulet Corp. (a)	6,364	1,626,829
Intuitive Surgical, Inc. (a)	1,922	1,572,388
Ionis Pharmaceuticals, Inc. (a)	28,556	1,614,556
IQVIA Holdings, Inc. (a)	7,678	1,375,667
Jazz Pharmaceuticals PLC (a)	10,453	1,725,268
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Johnson & Johnson	13,442	$2,115,501
Laboratory Corp. of America Holdings (a)	6,748	1,373,555
LHC Group, Inc. (a)	6,034	1,287,173
Masimo Corp. (a)	7,898	2,119,665
McKesson Corp.	8,990	1,563,541
Medtronic PLC	14,342	1,680,022
Merck & Co., Inc.	23,014	1,882,545
Mettler-Toledo International, Inc. (a)	1,609	1,833,745
Molina Healthcare, Inc. (a)	6,572	1,397,733
Neurocrine Biosciences, Inc. (a)	13,053	1,251,130
Novocure Ltd. (a)	13,669	2,365,284
Penumbra, Inc. (a) (b)	6,661	1,165,675
PerkinElmer, Inc.	15,222	2,184,358
Perrigo Co. PLC	26,804	1,198,675
Pfizer, Inc.	51,692	1,902,783
PRA Health Sciences, Inc. (a)	11,218	1,407,186
Quest Diagnostics, Inc.	13,588	1,619,282
Quidel Corp. (a)	4,559	819,024
Regeneron Pharmaceuticals, Inc. (a)	2,469	1,192,799
Repligen Corp. (a)	8,819	1,689,985
ResMed, Inc.	6,987	1,485,157
Stryker Corp.	6,440	1,578,058
Syneos Health, Inc. (a)	15,447	1,052,404
Teleflex, Inc.	3,663	1,507,581
The Cooper Cos., Inc.	5,078	1,844,939
Thermo Fisher Scientific, Inc.	4,161	1,938,111
UnitedHealth Group, Inc.	4,155	1,457,075
Universal Health Services, Inc., Class B	8,594	1,181,675
Veeva Systems, Inc., Class A (a)	4,979	1,355,533
Vertex Pharmaceuticals, Inc. (a)	5,531	1,307,197
Waters Corp. (a)	7,276	1,800,228
West Pharmaceutical Services, Inc.	5,879	1,665,579
Zimmer Biomet Holdings, Inc.	9,035	1,392,203
Zoetis, Inc.	9,979	1,651,525
		125,355,668
Industrials (15.5%):
3M Co.	10,161	1,776,041
Allegion PLC	13,516	1,572,992
AMERCO, Inc.	3,907	1,773,622
AMETEK, Inc.	13,332	1,612,373
AO Smith Corp.	34,747	1,904,831
C.H. Robinson Worldwide, Inc.	21,185	1,988,636
Carlisle Cos., Inc.	10,301	1,608,810
Caterpillar, Inc.	10,113	1,840,768
Cintas Corp.	3,588	1,268,214
Copart, Inc. (a)	13,637	1,735,308
CoStar Group, Inc. (a)	1,660	1,534,305
CSX Corp.	17,499	1,588,034
Cummins, Inc.	6,855	1,556,771
Deere & Co.	6,488	1,745,596

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Dover Corp.	12,061	$1,522,701
Eaton Corp. PLC	11,640	1,398,430
Emerson Electric Co.	16,743	1,345,635
Enphase Energy, Inc. (a)	7,989	1,401,830
Equifax, Inc.	9,262	1,786,084
Expeditors International of Washington, Inc.	22,296	2,120,572
Fastenal Co.	33,958	1,658,169
FedEx Corp.	5,308	1,378,063
Fortive Corp.	22,270	1,577,161
Fortune Brands Home & Security, Inc.	12,802	1,097,387
Generac Holdings, Inc. (a)	6,491	1,476,118
General Dynamics Corp.	10,473	1,558,592
General Electric Co.	161,038	1,739,210
Graco, Inc.	25,733	1,861,783
HEICO Corp.	10,077	1,334,195
Honeywell International, Inc.	8,407	1,788,170
Howmet Aerospace, Inc. (a)	48,553	1,385,703
Hubbell, Inc.	9,348	1,465,673
IAA, Inc. (a)	21,510	1,397,720
IDEX Corp.	9,277	1,847,978
Illinois Tool Works, Inc.	7,373	1,503,207
J.B. Hunt Transport Services, Inc.	11,134	1,521,461
Jacobs Engineering Group, Inc.	16,511	1,799,039
Johnson Controls International PLC	36,300	1,691,217
Kansas City Southern	6,746	1,377,061
Knight-Swift Transportation Holdings, Inc.	35,565	1,487,328
L3Harris Technologies, Inc.	8,413	1,590,225
Lennox International, Inc.	5,753	1,576,149
Lockheed Martin Corp.	3,826	1,358,153
Masco Corp.	26,128	1,435,211
Nordson Corp.	6,549	1,316,022
Norfolk Southern Corp.	6,043	1,435,877
Northrop Grumman Corp.	4,576	1,394,399
Old Dominion Freight Line, Inc.	7,477	1,459,361
PACCAR, Inc.	20,385	1,758,818
Parker-Hannifin Corp.	5,067	1,380,301
Quanta Services, Inc.	25,109	1,808,350
Republic Services, Inc.	19,143	1,843,471
Rockwell Automation, Inc.	5,487	1,376,194
Rollins, Inc.	49,044	1,916,149
Roper Technologies, Inc.	3,668	1,581,238
Snap-on, Inc.	8,764	1,499,871
Southwest Airlines Co.	26,876	1,252,690
Stanley Black & Decker, Inc.	6,017	1,074,396
Teledyne Technologies, Inc. (a)	3,894	1,526,370
Textron, Inc.	23,522	1,136,818
The Toro Co.	22,264	2,111,519
Trane Technologies PLC	11,727	1,702,290
TransDigm Group, Inc. (a)	1,723	1,066,279
TransUnion	15,926	1,580,178

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Trex Co., Inc. (a)	13,351	$1,117,746
Union Pacific Corp.	7,757	1,615,163
United Parcel Service, Inc., Class B	9,485	1,597,274
United Rentals, Inc. (a)	5,309	1,231,210
Verisk Analytics, Inc.	8,728	1,811,845
W.W. Grainger, Inc.	4,009	1,637,035
Waste Management, Inc.	15,650	1,845,605
Watsco, Inc.	7,051	1,597,404
Westinghouse Air Brake Technologies Corp.	17,697	1,295,420
XPO Logistics, Inc. (a)	9,994	1,191,285
Xylem, Inc.	16,699	1,699,791
		116,846,895
Information Technology (19.3%):
Accenture PLC, Class A	6,355	1,659,990
Adobe, Inc. (a)	2,625	1,312,815
Advanced Micro Devices, Inc. (a)	11,479	1,052,739
Akamai Technologies, Inc. (a)	14,859	1,560,046
Amphenol Corp., Class A	13,895	1,817,049
Analog Devices, Inc.	10,498	1,550,870
ANSYS, Inc. (a)	4,124	1,500,311
Apple, Inc.	11,210	1,487,455
Applied Materials, Inc.	17,334	1,495,924
Arista Networks, Inc. (a)	6,001	1,743,711
Aspen Technology, Inc. (a)	8,960	1,167,040
Autodesk, Inc. (a)	5,142	1,570,058
Automatic Data Processing, Inc.	9,963	1,755,481
Black Knight, Inc. (a)	22,205	1,961,813
Booz Allen Hamilton Holding Corp.	20,282	1,768,185
Broadcom, Inc.	3,468	1,518,464
Broadridge Financial Solutions, Inc.	12,566	1,925,111
Cadence Design Systems, Inc. (a)	12,823	1,749,442
CDW Corp.	11,063	1,457,993
Ceridian HCM Holding, Inc. (a)	13,238	1,410,641
Ciena Corp. (a)	26,095	1,379,121
Cisco Systems, Inc.	34,950	1,564,013
Citrix Systems, Inc.	10,839	1,410,154
Cognex Corp.	15,814	1,269,627
Cognizant Technology Solutions Corp., Class A	18,937	1,551,887
Corning, Inc.	37,569	1,352,484
Datadog, Inc., Class A (a)	12,002	1,181,477
Dell Technologies, Inc., Class C (a)	18,289	1,340,401
Dolby Laboratories, Inc., Class A	21,068	2,046,334
Dropbox, Inc., Class A (a)	57,085	1,266,716
Entegris, Inc.	17,951	1,725,091
EPAM Systems, Inc. (a)	3,575	1,281,101
F5 Networks, Inc. (a)	11,854	2,085,592
Fair Isaac Corp. (a)	2,554	1,305,196
Fidelity National Information Services, Inc.	9,329	1,319,680
First Solar, Inc. (a)	14,835	1,467,478
Fiserv, Inc. (a)	13,571	1,545,194

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
FleetCor Technologies, Inc. (a)	4,813	$1,313,131
Fortinet, Inc. (a)	8,804	1,307,658
Gartner, Inc. (a)	10,107	1,619,040
Genpact Ltd.	30,759	1,272,192
Global Payments, Inc.	6,471	1,393,983
HP, Inc.	57,383	1,411,048
Intel Corp.	23,049	1,148,301
International Business Machines Corp.	12,653	1,592,760
Intuit, Inc.	3,890	1,477,617
IPG Photonics Corp. (a)	7,273	1,627,625
Jack Henry & Associates, Inc.	9,686	1,569,035
Juniper Networks, Inc.	71,565	1,610,928
Keysight Technologies, Inc. (a)	14,236	1,880,433
KLA Corp.	5,094	1,318,888
Lam Research Corp.	2,944	1,390,363
Leidos Holdings, Inc.	15,802	1,661,106
Marvell Technology Group Ltd.	31,437	1,494,515
Mastercard, Inc., Class A	3,667	1,308,899
Microchip Technology, Inc.	9,216	1,272,822
Micron Technology, Inc. (a)	24,051	1,808,154
Microsoft Corp.	6,464	1,437,723
MKS Instruments, Inc.	8,596	1,293,268
Monolithic Power Systems, Inc.	3,940	1,442,946
Motorola Solutions, Inc.	9,167	1,558,940
NetApp, Inc.	26,111	1,729,592
NortonLifeLock, Inc.	48,472	1,007,248
Nuance Communications, Inc. (a)	47,900	2,111,911
NVIDIA Corp.	2,122	1,108,108
Oracle Corp.	26,265	1,699,083
Paychex, Inc.	16,568	1,543,806
Paycom Software, Inc. (a)	3,225	1,458,506
Paylocity Holding Corp. (a)	7,321	1,507,467
PayPal Holdings, Inc. (a)	6,275	1,469,605
PTC, Inc. (a) (b)	15,822	1,892,469
Qorvo, Inc. (a)	8,999	1,496,264
QUALCOMM, Inc.	10,457	1,593,019
salesforce.com, Inc. (a)	4,457	991,816
Seagate Technology PLC	30,366	1,887,551
ServiceNow, Inc. (a)	2,683	1,476,804
Skyworks Solutions, Inc.	7,999	1,222,887
SolarWinds Corp. (a) (b)	60,098	898,465
Square, Inc., Class A (a)	5,653	1,230,319
SS&C Technologies Holdings, Inc.	21,459	1,561,142
SYNNEX Corp.	16,963	1,381,467
Synopsys, Inc. (a)	7,003	1,815,458
Teradyne, Inc.	14,061	1,685,773
Texas Instruments, Inc.	10,136	1,663,622
The Trade Desk, Inc., Class A (a)	1,876	1,502,676
The Western Union Co.	62,288	1,366,599
Trimble, Inc. (a)	22,032	1,471,077
Tyler Technologies, Inc. (a)	5,260	2,296,096

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Universal Display Corp.	6,682	$1,535,524
VeriSign, Inc. (a)	7,352	1,590,973
Visa, Inc., Class A	6,906	1,510,549
VMware, Inc., Class A (a) (b)	9,938	1,393,904
WEX, Inc. (a)	5,079	1,033,729
Xilinx, Inc.	13,493	1,912,903
Zebra Technologies Corp. (a)	4,567	1,755,235
Zoom Video Communications, Inc., Class A (a)	2,947	994,082
		144,563,788
Materials (5.7%):
Air Products & Chemicals, Inc.	5,026	1,373,204
Albemarle Corp.	12,021	1,773,337
AptarGroup, Inc.	15,583	2,133,157
Avery Dennison Corp.	11,186	1,735,060
Ball Corp.	19,697	1,835,366
Berry Global Group, Inc. (a)	27,238	1,530,503
Celanese Corp.	11,478	1,491,451
CF Industries Holdings, Inc.	33,700	1,304,527
Corteva, Inc.	42,366	1,640,412
Crown Holdings, Inc. (a)	16,340	1,637,268
Eastman Chemical Co.	17,121	1,716,894
FMC Corp.	11,178	1,284,688
International Flavors & Fragrances, Inc. (b)	12,126	1,319,794
International Paper Co.	33,717	1,676,409
LyondellBasell Industries NV, Class A	13,895	1,273,616
Martin Marietta Materials, Inc.	5,627	1,597,899
Newmont Corp.	20,574	1,232,177
Nucor Corp.	28,571	1,519,691
Packaging Corp. of America	13,682	1,886,885
PPG Industries, Inc.	11,995	1,729,919
Reliance Steel & Aluminum Co.	12,873	1,541,542
Royal Gold, Inc.	8,141	865,877
RPM International, Inc.	16,477	1,495,782
The Scotts Miracle-Gro Co.	7,109	1,415,686
The Sherwin-Williams Co.	2,157	1,585,201
Vulcan Materials Co.	9,867	1,463,375
Westlake Chemical Corp.	15,547	1,268,635
Westrock Co.	31,450	1,369,019
		42,697,374
Real Estate (0.2%):
CBRE Group, Inc., Class A (a)	21,988	1,379,087
Utilities (5.6%):
Alliant Energy Corp. (b)	29,621	1,526,370
Ameren Corp.	17,775	1,387,517
American Electric Power Co., Inc.	20,192	1,681,388
American Water Works Co., Inc.	10,077	1,546,517
Atmos Energy Corp.	15,147	1,445,478
CMS Energy Corp.	26,226	1,600,048
Consolidated Edison, Inc.	20,935	1,512,972

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Dominion Energy, Inc.	17,102	$1,286,070
DTE Energy Co.	10,928	1,326,768
Duke Energy Corp.	18,633	1,706,037
Edison International	26,152	1,642,869
Entergy Corp.	13,264	1,324,278
Essential Utilities, Inc.	29,761	1,407,398
Evergy, Inc.	23,071	1,280,671
Eversource Energy	15,772	1,364,436
Exelon Corp.	33,897	1,431,131
FirstEnergy Corp.	40,789	1,248,551
NextEra Energy, Inc.	21,396	1,650,701
NRG Energy, Inc.	38,147	1,432,420
Pinnacle West Capital Corp.	19,161	1,531,922
PPL Corp.	47,089	1,327,910
Public Service Enterprise Group, Inc.	29,268	1,706,325
Sempra Energy	10,611	1,351,948
The AES Corp.	58,934	1,384,949
The Southern Co.	25,085	1,540,972
UGI Corp.	35,511	1,241,465
Vistra Corp.	64,015	1,258,535
WEC Energy Group, Inc.	15,140	1,393,334
Xcel Energy, Inc.	22,675	1,511,742
		42,050,722
Total Common Stocks (Cost $588,596,199)		751,939,426
Investment Companies (0.2%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.02% (c)	1,579,670	1,579,670
Total Investment Companies (Cost $1,579,670)		1,579,670
Collateral for Securities Loaned^ (1.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (c)	215,895	215,895
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	7,417,274	7,417,274
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (c)	107,743	107,743
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (c)	859,105	859,105
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (c)	3,862,705	3,862,705
Total Collateral for Securities Loaned (Cost $12,462,722)		12,462,722
Total Investments (Cost $602,638,591) — 101.6%		765,981,818
Liabilities in excess of other assets — (1.6)%		(11,799,850)
NET ASSETS — 100.00%		$754,181,968

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2020.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	10	3/19/21	$1,838,390	$1,874,400	$36,010
	Total unrealized appreciation				$36,010
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$36,010

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Banks (10.6%):
Citigroup, Inc.	80,705	$4,976,270
Citizens Financial Group, Inc.	144,886	5,181,123
Fifth Third Bancorp	183,758	5,066,208
Huntington Bancshares, Inc.	477,617	6,032,303
JPMorgan Chase & Co.	51,839	6,587,182
KeyCorp	305,792	5,018,047
M&T Bank Corp.	47,084	5,993,793
Regions Financial Corp.	352,522	5,682,655
The PNC Financial Services Group, Inc.	43,887	6,539,163
Truist Financial Corp.	108,766	5,213,154
U.S. Bancorp	133,214	6,206,440
Wells Fargo & Co.	191,550	5,780,979
		68,277,317
Capital Markets (5.7%):
Ares Management Corp., Class A	129,330	6,084,977
Franklin Resources, Inc.	256,775	6,416,807
Northern Trust Corp.	65,978	6,145,191
State Street Corp.	71,159	5,178,952
The Bank of New York Mellon Corp.	159,790	6,781,488
The Blackstone Group, Inc., Class A	97,972	6,349,565
		36,956,980
Communication Services (6.5%):
AT&T, Inc.	261,143	7,510,473
CenturyLink, Inc.	491,206	4,789,259
Omnicom Group, Inc.	113,511	7,079,681
The Interpublic Group of Cos., Inc.	279,146	6,565,514
Verizon Communications, Inc.	186,049	10,930,378
ViacomCBS, Inc., Class B (a)	135,322	5,042,098
		41,917,403
Consumer Discretionary (5.8%):
General Motors Co.	155,913	6,492,217
Genuine Parts Co.	56,746	5,699,001
Hasbro, Inc.	64,432	6,026,969
Las Vegas Sands Corp.	94,967	5,660,033
Vail Resorts, Inc.	25,840	7,208,327
VF Corp.	74,085	6,327,600
		37,414,147
Consumer Finance (2.5%):
Ally Financial, Inc.	158,156	5,639,843
Discover Financial Services	61,916	5,605,255
Synchrony Financial	148,560	5,156,518
		16,401,616

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (10.5%):
Archer-Daniels-Midland Co.	157,280	$7,928,485
General Mills, Inc. (a)	142,881	8,401,402
Kellogg Co.	124,381	7,740,230
PepsiCo, Inc.	52,997	7,859,455
Philip Morris International, Inc.	88,370	7,316,152
Sysco Corp.	67,949	5,045,893
The Coca-Cola Co.	164,531	9,022,880
The J.M. Smucker Co.	71,121	8,221,588
Walgreens Boots Alliance, Inc.	162,649	6,486,442
		68,022,527
Energy (4.9%):
ConocoPhillips	105,922	4,235,821
EOG Resources, Inc.	88,243	4,400,678
Exxon Mobil Corp.	141,342	5,826,117
Kinder Morgan, Inc.	360,343	4,925,889
ONEOK, Inc.	107,752	4,135,522
The Williams Cos., Inc.	205,179	4,113,839
Valero Energy Corp.	73,967	4,184,313
		31,822,179
Health Care (5.4%):
AbbVie, Inc.	87,652	9,391,912
CVS Health Corp.	119,520	8,163,216
Merck & Co., Inc.	102,587	8,391,617
Pfizer, Inc.	230,764	8,494,422
		34,441,167
Industrials (6.5%):
3M Co.	45,294	7,916,938
Caterpillar, Inc.	45,073	8,204,187
Eaton Corp. PLC	51,887	6,233,704
Emerson Electric Co.	74,637	5,998,576
General Dynamics Corp.	46,690	6,948,406
Snap-on, Inc.	39,070	6,686,440
		41,988,251
Information Technology (9.8%):
Broadcom, Inc.	15,470	6,773,540
Cisco Systems, Inc.	155,800	6,972,050
HP, Inc.	255,798	6,290,073
International Business Machines Corp.	56,411	7,101,017
Juniper Networks, Inc.	319,004	7,180,780
NetApp, Inc.	116,386	7,709,408
Paychex, Inc.	73,863	6,882,554
Seagate Technology PLC	135,372	8,414,724
The Western Union Co.	277,662	6,091,904
		63,416,050

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Insurance (6.9%):
Aflac, Inc.	131,672	$5,855,454
Cincinnati Financial Corp.	61,690	5,389,855
Fidelity National Financial, Inc.	154,622	6,044,174
Lincoln National Corp.	82,595	4,155,354
MetLife, Inc.	121,586	5,708,463
Principal Financial Group, Inc.	102,178	5,069,051
The Hartford Financial Services Group, Inc.	106,135	5,198,492
The Travelers Cos., Inc.	49,506	6,949,157
		44,370,000
Materials (7.4%):
CF Industries Holdings, Inc.	150,227	5,815,287
Eastman Chemical Co.	76,311	7,652,467
International Paper Co.	150,303	7,473,065
LyondellBasell Industries NV, Class A	61,950	5,678,337
Nucor Corp.	127,359	6,774,225
Packaging Corp. of America	60,984	8,410,304
Westrock Co.	140,189	6,102,427
		47,906,112
Utilities (17.1%):
American Electric Power Co., Inc.	90,020	7,495,965
Consolidated Edison, Inc.	93,314	6,743,803
Dominion Energy, Inc.	76,233	5,732,722
DTE Energy Co.	48,716	5,914,610
Duke Energy Corp.	83,057	7,604,700
Edison International	116,577	7,323,367
Entergy Corp.	59,118	5,902,341
Evergy, Inc.	102,849	5,709,148
Exelon Corp.	151,100	6,379,442
FirstEnergy Corp.	181,813	5,565,296
Pinnacle West Capital Corp.	85,415	6,828,929
PPL Corp.	209,899	5,919,152
Public Service Enterprise Group, Inc.	130,460	7,605,817
Sempra Energy	47,292	6,025,474
The AES Corp.	262,695	6,173,333
The Southern Co.	111,814	6,868,734
UGI Corp.	158,294	5,533,958
		109,326,791
Total Common Stocks (Cost $543,135,711)		642,260,540
Investment Companies (0.2%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.02% (b)	1,498,833	1,498,833
Total Investment Companies (Cost $1,498,833)		1,498,833

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (b)	77,152	$77,152
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (b)	2,650,619	2,650,619
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (b)	38,503	38,503
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (b)	307,008	307,008
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (b)	1,380,367	1,380,367
Total Collateral for Securities Loaned (Cost $4,453,649)		4,453,649
Total Investments (Cost $549,088,193) — 100.5%		648,213,022
Liabilities in excess of other assets — (0.5)%		(2,949,964)
NET ASSETS — 100.00%		$645,263,058

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on December 31, 2020.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	9	3/19/21	$1,654,249	$1,686,960	$32,711
	Total unrealized appreciation				$32,711
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$32,711

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (2.7%):
AMC Networks, Inc., Class A (a) (b)	3,098	$110,815
Cargurus, Inc. (a)	2,871	91,097
Consolidated Communications Holdings, Inc. (a)	7,770	37,995
Gray Television, Inc. (a)	3,745	66,998
MSG Networks, Inc., Class A (a) (b)	9,227	136,006
National CineMedia, Inc.	11,792	43,866
QuinStreet, Inc. (a)	5,421	116,226
Sciplay Corp., Class A (a)	6,202	85,898
Shenandoah Telecommunications Co.	1,612	69,719
Sinclair Broadcast Group, Inc., Class A	2,866	91,282
TechTarget, Inc. (a)	2,638	155,932
TEGNA, Inc.	6,149	85,779
Telephone & Data Systems, Inc.	3,589	66,648
WideOpenWest, Inc. (a)	9,962	106,295
		1,264,556
Consumer Discretionary (11.9%):
1-800-Flowers.com, Inc., Class A (a)	2,571	66,846
Acushnet Holdings Corp.	3,196	129,566
Adtalem Global Education, Inc. (a)	3,102	105,312
American Public Education, Inc. (a)	2,434	74,188
America's Car-Mart, Inc. (a)	572	62,828
Asbury Automotive Group, Inc. (a)	616	89,776
Big Lots, Inc.	1,003	43,059
Boot Barn Holdings, Inc. (a)	1,799	78,005
Brinker International, Inc.	847	47,915
Cavco Industries, Inc. (a)	336	58,951
Century Communities, Inc. (a)	1,439	62,999
Cooper Tire & Rubber Co.	2,305	93,353
Core-Mark Holding Co., Inc.	2,677	78,623
Crocs, Inc. (a)	1,326	83,087
Dana, Inc.	3,678	71,795
Dave & Buster's Entertainment, Inc.	1,740	52,235
Denny's Corp. (a)	4,120	60,482
Dorman Products, Inc. (a)	1,132	98,280
El Pollo Loco Holdings, Inc. (a) (b)	4,013	72,635
Franchise Group, Inc.	1,650	50,243
Gentherm, Inc. (a)	2,219	144,722
G-III Apparel Group Ltd. (a)	3,036	72,075
Graham Holdings Co., Class B	188	100,275
Green Brick Partners, Inc. (a)	5,186	119,072
Group 1 Automotive, Inc.	616	80,782
GrowGeneration Corp. (a)	2,822	113,501
H&R Block, Inc.	5,222	82,821
Hibbett Sports, Inc. (a)	1,670	77,121
Hilton Grand Vacations, Inc. (a)	2,641	82,795
Installed Building Products, Inc. (a)	638	65,031
iRobot Corp. (a) (b)	1,077	86,472

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Jack in the Box, Inc.	628	$58,278
Johnson Outdoors, Inc., Class A	1,161	130,763
Kontoor Brands, Inc.	2,749	111,499
La-Z-Boy, Inc.	2,356	93,863
LCI Industries	698	90,517
LGI Homes, Inc. (a)	519	54,936
Lumber Liquidators Holdings, Inc. (a)	1,948	59,882
M/I Homes, Inc. (a)	1,094	48,453
Malibu Boats, Inc., Class A (a)	1,275	79,611
MarineMax, Inc. (a)	2,031	71,146
MDC Holdings, Inc.	1,404	68,234
Monarch Casino & Resort, Inc. (a)	1,171	71,689
Monro, Inc.	1,807	96,313
Perdoceo Education Corp. (a)	5,793	73,166
PetMed Express, Inc. (b)	2,104	67,454
Rent-A-Center, Inc.	2,388	91,437
Revolve Group, Inc. (a)	2,848	88,772
Sally Beauty Holdings, Inc. (a)	5,659	73,793
Shoe Carnival, Inc.	1,570	61,513
Shutterstock, Inc.	1,802	129,204
Skyline Champion Corp. (a)	2,239	69,275
Sleep Number Corp. (a)	1,134	92,829
Sportsman's Warehouse Holdings, Inc. (a)	4,396	77,150
Standard Motor Products, Inc.	2,264	91,601
Steven Madden Ltd.	3,098	109,421
Strategic Education, Inc.	781	74,453
Stride, Inc. (a)	1,850	39,276
Sturm Ruger & Co., Inc.	1,729	112,506
The Buckle, Inc. (b)	3,990	116,507
The Michaels Cos., Inc. (a)	2,856	37,157
TRI Pointe Group, Inc. (a)	3,411	58,840
Universal Electronics, Inc. (a)	2,114	110,901
W.W. International, Inc. (a)	2,254	54,998
Winmark Corp.	659	122,441
Winnebago Industries, Inc.	1,115	66,833
Wolverine World Wide, Inc.	2,682	83,813
XPEL, Inc. (a)	2,455	126,580
Zumiez, Inc. (a)	2,769	101,844
		5,671,793
Consumer Staples (6.4%):
B&G Foods, Inc. (b)	2,360	65,443
BellRing Brands, Inc., Class A (a)	4,620	112,313
Calavo Growers, Inc.	1,482	102,895
Cal-Maine Foods, Inc. (a)	2,970	111,494
Central Garden & Pet Co., Class A (a)	2,975	108,082
Coca-Cola Consolidated, Inc.	336	89,467
Edgewell Personal Care Co.	2,279	78,808
elf Beauty, Inc. (a)	3,565	89,802
Fresh Del Monte Produce, Inc.	3,260	78,468
Hostess Brands, Inc. (a)	12,800	187,392

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Ingles Markets, Inc., Class A	2,322	$99,057
Inter Parfums, Inc.	1,516	91,703
J & J Snack Foods Corp.	627	97,417
John B Sanfilippo & Son, Inc.	1,521	119,946
Medifast, Inc.	506	99,348
MGP Ingredients, Inc.	2,144	100,896
Nu Skin Enterprises, Inc., Class A	1,072	58,563
PriceSmart, Inc.	1,673	152,393
SpartanNash Co.	3,409	59,351
Sprouts Farmers Market, Inc. (a)	4,122	82,852
The Simply Good Foods Co. (a)	3,138	98,408
Tootsie Roll Industries, Inc. (b)	5,122	152,123
Turning Point Brands, Inc.	2,700	120,312
Universal Corp.	2,889	140,435
USANA Health Sciences, Inc. (a)	1,003	77,331
Vector Group Ltd.	9,965	116,092
WD-40 Co. (b)	589	156,485
Weis Markets, Inc.	2,575	123,111
		2,969,987
Energy (1.8%):
Arch Resources, Inc.	1,616	70,732
Brigham Minerals, Inc.	4,897	53,818
Cactus, Inc., Class A	2,300	59,961
Clean Energy Fuels Corp. (a)	17,343	136,315
CVR Energy, Inc.	3,222	48,008
Helix Energy Solutions Group, Inc. (a)	9,565	40,173
International Seaways, Inc.	3,958	64,634
Murphy Oil Corp.	3,365	40,717
ProPetro Holding Corp. (a)	5,560	41,088
Renewable Energy Group, Inc. (a)	1,513	107,151
SEACOR Holdings, Inc. (a)	2,273	94,216
Talos Energy, Inc. (a)	6,141	50,602
World Fuel Services Corp.	2,445	76,186
		883,601
Financials (24.5%):
1st Source Corp.	2,419	97,486
American Equity Investment Life Holding Co.	2,104	58,197
American National Group, Inc.	1,390	133,606
Ameris Bancorp	2,594	98,754
AMERISAFE, Inc.	1,581	90,797
Associated Bancorp	5,642	96,196
Assured Guaranty Ltd.	3,009	94,753
Atlantic Union Bankshares Corp.	3,038	100,072
Axos Financial, Inc. (a)	2,673	100,318
B. Riley Financial, Inc.	2,983	131,908
BancFirst Corp.	1,407	82,591
BancorpSouth Bank	3,384	92,857
Bank of Hawaii Corp.	1,547	118,530
Bank OZK	3,094	96,749

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
BankUnited, Inc.	2,550	$88,689
Banner Corp.	1,859	86,611
BGC Partners, Inc., Class A	25,121	100,484
Brighthouse Financial, Inc. (a)	1,710	61,911
Brightsphere Investment Group, Inc.	4,126	79,549
Brookline Bancorp, Inc.	8,926	107,469
Capitol Federal Financial, Inc.	11,715	146,437
Cathay General Bancorp	3,005	96,731
City Holding Co.	1,544	107,385
CNO Financial Group, Inc.	4,049	90,009
Cohen & Steers, Inc.	1,152	85,594
Columbia Banking System, Inc.	2,650	95,135
Columbia Financial, Inc. (a)	11,714	182,269
CVB Financial Corp.	5,129	100,016
Eagle Bancorp, Inc.	2,681	110,725
Employers Holdings, Inc.	3,204	103,137
Encore Capital Group, Inc. (a)	998	38,872
Enterprise Financial Services Corp.	2,402	83,950
Evercore, Inc.	1,181	129,485
FB Financial Corp.	2,698	93,702
FBL Financial Group, Inc., Class A	1,770	92,943
Federal Agricultural Mortgage Corp., Class C	1,212	89,991
Federated Hermes, Inc.	2,950	85,226
First Bancorp, Inc.	10,535	97,133
First Busey Corp.	4,274	92,105
First Commonwealth Financial Corp.	9,749	106,654
First Financial Bancorp	4,832	84,705
First Hawaiian, Inc.	4,997	117,828
First Interstate BancSystem, Inc., Class A	2,539	103,515
First Merchants Corp.	3,090	115,596
First Midwest Bancorp, Inc.	6,480	103,162
FirstCash, Inc.	1,593	111,574
Flagstar Bancorp, Inc.	2,271	92,566
FNB Corp.	8,287	78,727
Focus Financial Partners, Inc., Class A (a)	1,840	80,040
Fulton Financial Corp.	7,768	98,809
German American Bancorp, Inc.	3,373	111,613
Green Dot Corp., Class A (a)	1,071	59,762
Heartland Financial USA, Inc.	2,108	85,100
Heritage Financial Corp.	4,099	95,876
Hilltop Holdings, Inc.	3,520	96,835
Home BancShares, Inc.	4,151	80,861
Hope Bancorp, Inc.	9,370	102,227
Horace Mann Educators Corp.	2,363	99,341
Independent Bank Corp.	1,359	99,261
Independent Bank Group, Inc.	1,338	83,652
International Bancshares Corp.	2,103	78,736
Investors Bancorp, Inc.	9,901	104,555
Kearny Financial Corp.	12,398	130,923
Lakeland Financial Corp.	1,806	96,765

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Live Oak Bancshares, Inc. (b)	2,845	$135,023
Mercury General Corp.	2,348	122,589
Moelis & Co., Class A	2,966	138,690
Mr. Cooper Group, Inc. (a)	2,906	90,173
National Bank Holdings Corp., Class A	3,165	103,685
National Western Life Group, Inc., Class A	320	66,061
Navient Corp.	6,507	63,899
NBT Bancorp, Inc.	3,122	100,216
Nelnet, Inc., Class A	1,608	114,554
NMI Holdings, Inc., Class A (a)	3,327	75,357
Northwest Bancshares, Inc.	9,763	124,381
Oceanfirst Financial Corp.	5,121	95,404
Old National Bancorp	6,554	108,534
Pacific Premier Bancorp, Inc.	2,942	92,173
Palomar Holdings, Inc. (a)	667	59,256
Park National Corp. (b)	878	92,199
Piper Sandler Cos.	972	98,075
PJT Partners, Inc., Class A	1,344	101,136
PRA Group, Inc. (a)	1,467	58,181
Premier Financial Corp.	3,477	79,971
Provident Financial Services, Inc.	5,165	92,763
Radian Group, Inc.	3,331	67,453
Renasant Corp. (b)	3,260	109,797
S&T Bancorp, Inc.	4,111	102,117
Safety Insurance Group, Inc.	1,520	118,408
Sandy Spring Bancorp, Inc.	3,178	102,300
Seacoast Banking Corp. of Florida (a)	3,522	103,723
ServisFirst Bancshares, Inc.	2,120	85,415
Simmons First National Corp., Class A	4,498	97,112
SLM Corp.	10,677	132,288
Southside Bancshares, Inc.	3,357	104,168
Sterling Bancorp	4,454	80,083
Stewart Information Services Corp.	1,928	93,238
Stock Yards Bancorp, Inc.	1,950	78,936
StoneX Group, Inc. (a)	1,304	75,502
Tompkins Financial Corp. (b)	1,258	88,815
Towne Bank	4,588	107,726
TriCo Bancshares	3,177	112,085
Triumph Bancorp, Inc. (a)	2,139	103,848
Trupanion, Inc. (a)	1,048	125,455
Trustmark Corp.	3,728	101,812
UMB Financial Corp.	1,541	106,314
United Community Banks, Inc.	3,875	110,205
Veritex Holdings, Inc.	3,583	91,940
Victory Capital Holdings, Inc., Class A (c)	5,002	124,100
Virtus Investment Partners, Inc.	495	107,415
Waddell & Reed Financial, Inc., Class A	6,554	166,929
Walker & Dunlop, Inc.	1,134	104,351
Washington Federal, Inc.	3,547	91,300
Webster Financial Corp.	2,264	95,428

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
WesBanco, Inc.	3,671	$109,983
Westamerica Bancorp	1,706	94,325
White Mountains Insurance Group Ltd.	126	126,083
Wintrust Financial Corp.	1,362	83,205
WSFS Financial Corp.	2,395	107,488
		11,778,722
Health Care (9.5%):
Acadia Healthcare Co., Inc. (a)	1,794	90,166
Addus HomeCare Corp. (a)	724	84,773
AMN Healthcare Services, Inc. (a)	1,439	98,212
Amphastar Pharmaceuticals, Inc. (a)	5,350	107,589
Anika Therapeutics, Inc. (a)	2,046	92,602
Antares Pharma, Inc. (a)	24,618	98,226
Atrion Corp.	171	109,823
BioLife Solutions, Inc. (a)	2,976	118,713
BioTelemetry, Inc. (a)	2,098	151,224
Brookdale Senior Living, Inc. (a)	15,221	67,429
Cantel Medical Corp.	985	77,677
Castle Biosciences, Inc. (a)	1,468	98,576
Coherus Biosciences, Inc. (a)	4,102	71,293
Corcept Therapeutics, Inc. (a)	8,033	210,143
CorVel Corp. (a)	937	99,322
Enanta Pharmaceuticals, Inc. (a) (b)	1,756	73,928
Fulgent Genetics, Inc. (a) (b)	1,341	69,866
Hanger, Inc. (a)	3,562	78,328
HealthStream, Inc. (a)	4,837	105,640
HMS Holdings Corp. (a)	4,574	168,095
Innoviva, Inc. (a)	7,893	97,794
Inogen, Inc. (a)	2,176	97,224
Integer Holdings Corp. (a)	1,096	88,984
Ironwood Pharmaceuticals, Inc. (a)	9,456	107,704
Lantheus Holdings, Inc. (a)	5,519	74,451
LeMaitre Vascular, Inc. (b)	2,392	96,876
Luminex Corp.	3,234	74,770
Magellan Health, Inc. (a)	982	81,349
Meridian Bioscience, Inc. (a)	4,392	82,086
National Healthcare Corp.	1,681	111,635
National Research Corp.	1,292	55,233
NextGen Healthcare, Inc. (a)	3,736	68,145
Omnicell, Inc. (a)	1,451	174,148
Phibro Animal Health Corp., Class A	3,592	69,757
Prestige Consumer Healthcare, Inc. (a)	3,094	107,888
R1 RCM, Inc. (a)	5,275	126,706
Select Medical Holdings Corp. (a)	2,931	81,071
SIGA Technologies, Inc. (a)	12,607	91,653
Simulations Plus, Inc.	1,387	99,753
STAAR Surgical Co. (a)	1,701	134,754
Supernus Pharmaceuticals, Inc. (a)	4,151	104,439
Surmodics, Inc. (a)	1,822	79,293
The Pennant Group, Inc. (a)	1,227	71,240

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
U.S. Physical Therapy, Inc.	726	$87,302
Vanda Pharmaceuticals, Inc. (a)	8,230	108,142
Zynex, Inc. (a) (b)	3,731	50,219
		4,494,241
Industrials (19.4%):
AAON, Inc.	1,522	101,411
AAR Corp.	2,251	81,531
ACCO Brands Corp.	11,431	96,592
AeroVironment, Inc. (a)	1,148	99,761
Alamo Group, Inc.	817	112,705
Albany International Corp.	1,336	98,089
Ameresco, Inc., Class A (a)	2,083	108,816
American Woodmark Corp. (a)	576	54,058
Apogee Enterprises, Inc.	2,684	85,029
Applied Industrial Technologies, Inc.	1,239	96,630
ArcBest Corp.	2,306	98,397
Arcosa, Inc.	1,735	95,304
Astec Industries, Inc.	1,757	101,695
Atkore International Group, Inc. (a)	1,949	80,123
AZZ, Inc.	2,355	111,721
Barnes Group, Inc.	1,610	81,611
Brady Corp., Class A	2,039	107,700
Casella Waste Systems, Inc. (a)	1,699	105,253
CBIZ, Inc. (a)	4,388	116,765
Chart Industries, Inc. (a)	725	85,398
Cimpress PLC (a)	513	45,011
Columbus McKinnon Corp.	2,003	76,995
Comfort Systems USA, Inc.	1,454	76,568
Construction Partners, Inc., Class A (a)	3,943	114,781
CSW Industrials, Inc.	1,377	154,099
Dycom Industries, Inc. (a)	812	61,322
Echo Global Logistics, Inc. (a)	3,059	82,042
Encore Wire Corp.	1,883	114,053
Energy Recovery, Inc. (a)	9,545	130,193
Ennis, Inc.	5,820	103,887
EnPro Industries, Inc.	1,212	91,530
ESCO Technologies, Inc.	1,052	108,587
Evoqua Water Technologies Corp. (a)	2,878	77,648
Federal Signal Corp.	3,218	106,741
Forrester Research, Inc. (a)	1,842	77,180
Forward Air Corp.	1,672	128,477
Foundation Building Materials, Inc. (a)	3,854	74,035
Franklin Electric Co., Inc.	1,464	101,323
GATX Corp.	1,293	107,552
Gibraltar Industries, Inc. (a)	1,349	97,047
GMS, Inc. (a)	2,288	69,738
GrafTech International Ltd.	9,425	100,471
Great Lakes Dredge & Dock Corp. (a)	9,054	119,240
Griffon Corp.	2,762	56,290
H&E Equipment Services, Inc.	3,089	92,083
See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Healthcare Services Group	3,607	$101,357
Heartland Express, Inc.	6,220	112,582
Helios Technologies, Inc.	1,799	95,869
Herc Holdings, Inc. (a)	1,161	77,102
HNI Corp.	2,235	77,018
Hub Group, Inc., Class A (a)	1,954	111,378
Hyster-Yale Materials Handling, Inc.	1,794	106,833
ICF International, Inc.	1,319	98,041
Insperity, Inc.	879	71,568
JELD-WEN Holding, Inc. (a)	2,327	59,013
Kadant, Inc.	713	100,519
Kaman Corp.	1,580	90,265
KAR Auction Services, Inc.	3,923	73,007
Kforce, Inc.	2,450	103,121
Knoll, Inc.	5,122	75,191
Korn Ferry	2,688	116,927
Kratos Defense & Security Solutions, Inc. (a)	3,692	101,272
Lindsay Corp.	945	121,395
Macquarie Infrastructure Corp.	1,926	72,321
Marten Transport Ltd.	4,811	82,894
Matson, Inc.	1,778	101,293
McGrath RentCorp	1,274	85,485
Meritor, Inc. (a)	3,116	86,968
Moog, Inc., Class A	1,074	85,168
Mueller Industries, Inc.	2,357	82,754
Mueller Water Products, Inc., Class A	8,126	100,600
MYR Group, Inc. (a)	1,687	101,389
National Presto Industries, Inc.	1,253	110,803
NV5 Global, Inc. (a)	1,197	94,300
Patrick Industries, Inc.	900	61,515
PGT Innovations, Inc. (a)	3,532	71,841
Primoris Services Corp.	3,229	89,153
Raven Industries, Inc.	3,032	100,329
Rush Enterprises, Inc., Class A	2,884	119,455
SkyWest, Inc.	1,214	48,936
Spirit Airlines, Inc. (a)	2,245	54,891
SPX Corp. (a)	1,872	102,099
Standex International Corp.	1,317	102,094
Steelcase, Inc., Class A	6,155	83,400
Systemax, Inc.	4,336	155,619
Tennant Co.	1,291	90,589
Terex Corp.	3,549	123,825
The Brink's Co.	1,358	97,776
The Gorman-Rupp Co.	2,628	85,279
The Greenbrier Cos., Inc.	2,339	85,093
TriMas Corp. (a)	3,850	121,930
Trinity Industries, Inc.	4,543	119,890
Triton International Ltd.	2,488	120,693
Valmont Industries, Inc.	791	138,369
Vectrus, Inc. (a)	1,971	97,998

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Welbilt, Inc. (a)	6,683	$88,216
WESCO International, Inc. (a)	1,255	98,518
		9,239,423
Information Technology (11.9%):
A10 Networks, Inc. (a)	9,072	89,450
ACM Research, Inc., Class A (a)	492	39,975
Advanced Energy Industries, Inc. (a)	932	90,376
Alarm.com Holdings, Inc. (a)	1,521	157,347
Amkor Technology, Inc.	5,181	78,129
Axcelis Technologies, Inc. (a)	2,747	79,993
Badger Meter, Inc.	1,449	136,293
Benchmark Electronics, Inc.	3,598	97,182
Cass Information Systems, Inc.	2,313	89,999
CEVA, Inc. (a)	1,922	87,451
ChannelAdvisor Corp. (a)	3,281	52,430
CommVault Systems, Inc. (a)	2,272	125,801
CSG Systems International, Inc.	3,102	139,807
CTS Corp.	4,244	145,697
Digital Turbine, Inc. (a)	2,102	118,889
Diodes, Inc. (a)	1,812	127,746
Ebix, Inc.	1,940	73,662
Endurance International Group Holdings, Inc. (a)	8,056	76,129
ePlus, Inc. (a)	1,093	96,129
EVERTEC, Inc.	2,623	103,136
ExlService Holdings, Inc. (a)	1,277	108,711
FormFactor, Inc. (a)	3,028	130,264
GreenSky, Inc., Class A (a)	12,855	59,519
Ichor Holdings Ltd. (a)	2,210	66,620
Insight Enterprises, Inc. (a)	1,421	108,124
InterDigital, Inc.	1,377	83,556
Knowles Corp. (a)	6,700	123,481
Methode Electronics, Inc.	3,332	127,549
MicroStrategy, Inc. (a)	768	298,407
Mitek Systems, Inc. (a)	7,835	139,306
MTS Systems Corp.	2,235	129,988
NCR Corp. (a)	2,676	100,537
NETGEAR, Inc. (a)	2,692	109,376
NetScout Systems, Inc. (a)	4,048	110,996
NIC, Inc.	5,783	149,374
OneSpan, Inc. (a)	2,949	60,985
OSI Systems, Inc. (a)	1,388	129,389
PC Connection, Inc.	1,898	89,756
Perficient, Inc. (a)	1,427	67,997
Photronics, Inc. (a)	8,281	92,416
Plexus Corp. (a)	1,105	86,422
Progress Software Corp.	3,278	148,133
Rogers Corp. (a)	698	108,392
Sanmina Corp. (a)	3,000	95,670
SPS Commerce, Inc. (a)	1,288	139,864
SunPower Corp. (a) (b)	4,631	118,739

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Super Micro Computer, Inc. (a)	2,862	$90,611
Sykes Enterprises, Inc. (a)	2,759	103,932
Synaptics, Inc. (a)	889	85,700
Teradata Corp. (a)	4,005	89,992
TTEC Holdings, Inc.	1,562	113,917
Ultra Clean Holdings, Inc. (a)	2,530	78,810
Verra Mobility Corp. (a)	6,459	86,680
Vishay Intertechnology, Inc.	5,152	106,698
		5,745,532
Materials (7.0%):
Avient Corp.	2,345	94,457
Boise Cascade Co.	1,673	79,969
Cabot Corp.	2,090	93,799
Carpenter Technology Corp.	2,777	80,866
Chase Corp.	659	66,566
Clearwater Paper Corp. (a)	1,536	57,984
Cleveland-Cliffs, Inc. (b)	8,920	129,876
Commercial Metals Co.	3,760	77,230
Compass Minerals International, Inc.	1,549	95,604
Domtar Corp.	2,312	73,175
Element Solutions, Inc.	8,103	143,666
Forterra, Inc. (a)	3,381	58,136
Futurefuel Corp.	6,712	85,242
GCP Applied Technologies, Inc. (a)	2,870	67,876
Greif, Inc., Class A	2,070	97,042
H.B. Fuller Co.	1,802	93,488
Hawkins, Inc.	1,704	89,136
Ingevity Corp. (a)	1,221	92,466
Innospec, Inc.	1,100	99,803
Kaiser Aluminum Corp.	1,223	120,955
Koppers Holdings, Inc. (a)	1,868	58,207
Livent Corp. (a) (b)	6,590	124,156
Materion Corp.	1,434	91,374
Minerals Technologies, Inc.	1,460	90,695
Myers Industries, Inc.	3,894	80,917
Orion Engineered Carbons SA	4,934	84,569
PQ Group Holdings, Inc.	8,093	115,406
Schnitzer Steel Industries, Inc.	3,731	119,056
Schweitzer-Mauduit International, Inc.	2,720	109,371
Sensient Technologies Corp.	2,010	148,278
Stepan Co.	753	89,848
Summit Materials, Inc., Class A (a)	3,173	63,714
Tredegar Corp.	6,015	100,451
W.R. Grace & Co.	2,104	115,341
Warrior Met Coal, Inc.	3,878	82,679
Worthington Industries, Inc.	1,647	84,557
		3,355,955
Real Estate (1.4%):
Forestar Group, Inc. (a)	4,407	88,933

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Kennedy-Wilson Holdings, Inc.	5,773	$103,279
Marcus & Millichap, Inc. (a) (b)	2,798	104,170
Newmark Group, Inc., Class A	8,371	61,025
The RMR Group, Inc., Class A	3,038	117,328
The St. Joe Co.	4,554	193,316
		668,051
Utilities (3.2%):
ALLETE, Inc.	1,653	102,387
American States Water Co.	1,167	92,788
Avista Corp.	2,391	95,975
California Water Service Group	1,965	106,169
Chesapeake Utilities Corp.	1,132	122,493
MGE Energy, Inc.	1,241	86,907
Middlesex Water Co.	1,494	108,270
New Jersey Resources Corp.	2,429	86,351
Northwest Natural Holding Co.	1,518	69,813
NorthWestern Corp.	1,697	98,952
Otter Tail Corp.	2,039	86,882
SJW Group	1,303	90,376
South Jersey Industries, Inc.	3,933	84,756
Spire, Inc.	1,616	103,489
The York Water Co.	1,791	83,461
Unitil Corp.	2,196	97,217
		1,516,286
Total Common Stocks (Cost $35,973,436)		47,588,147
Investment Companies (0.2%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.02% (d)	106,420	106,420
Total Investment Companies (Cost $106,420)		106,420
Collateral for Securities Loaned^ (2.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (d)	20,769	20,769
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	713,533	713,533
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (d)	10,365	10,365
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (d)	82,645	82,645
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (d)	371,588	371,588
Total Collateral for Securities Loaned (Cost $1,198,900)		1,198,900
Total Investments (Cost $37,278,756) — 102.4%		48,893,467
Liabilities in excess of other assets — (2.4)%		(1,160,800)
NET ASSETS — 100.00%		$47,732,667

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

(c)  Affiliated security (See Note 8).

(d)  Rate disclosed is the daily yield on December 31, 2020.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	1	3/19/21	$95,082	$98,740	$3,658
	Total unrealized appreciation				$3,658
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$3,658

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Australia (4.3%):
Communication Services (0.5%):
REA Group Ltd.	687	$78,828
Telstra Corp. Ltd.	46,572	106,975
		185,803
Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd.	2,380	56,870
Consumer Staples (0.7%):
Coles Group Ltd.	7,112	99,443
Wesfarmers Ltd.	2,324	90,284
Woolworths Group Ltd.	3,309	100,263
		289,990
Financials (1.5%):
ASX Ltd.	1,429	79,306
Australia & New Zealand Banking Group Ltd.	4,329	75,745
Commonwealth Bank of Australia	1,360	86,075
Insurance Australia Group Ltd.	21,652	78,440
Macquarie Group Ltd.	630	67,247
Magellan Financial Group Ltd.	1,120	46,325
National Australia Bank Ltd.	4,700	81,875
Suncorp Group Ltd.	9,107	68,372
Westpac Banking Corp.	4,771	71,233
		654,618
Health Care (0.5%):
CSL Ltd.	326	71,158
Ramsay Health Care Ltd.	1,353	64,847
Sonic Healthcare Ltd.	3,120	77,318
		213,323
Industrials (0.2%):
Brambles Ltd.	10,554	86,231
Materials (0.8%):
BHP Group Ltd.	2,597	84,935
Fortescue Metals Group Ltd.	4,650	83,979
Newcrest Mining Ltd.	2,607	51,804
Rio Tinto Ltd.	1,316	115,466
		336,184
		1,823,019
Austria (0.5%):
Energy (0.1%):
OMV AG	1,432	57,723
Financials (0.2%):
Erste Group Bank AG (a)	2,221	67,660

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Utilities (0.2%):
Verbund AG (b)	1,036	$88,393
		213,776
Belgium (1.2%):
Consumer Staples (0.2%):
Etablissements Franz Colruyt	1,071	63,410
Financials (0.7%):
Ageas SA/NV	1,318	70,160
Groupe Bruxelles Lambert SA	797	80,336
KBC Group NV (a)	891	62,341
Sofina SA	275	93,047
		305,884
Health Care (0.2%):
Galapagos NV (a)	379	37,258
UCB SA	612	63,153
		100,411
Materials (0.1%):
Umicore SA	1,321	63,398
		533,103
Canada (7.6%):
Communication Services (0.7%):
BCE, Inc.	1,866	79,804
Rogers Communications, Inc.	1,741	81,065
Shaw Communications, Inc., Class B	4,025	70,652
TELUS Corp. (b)	4,297	85,116
		316,637
Consumer Discretionary (0.4%):
Dollarama, Inc.	2,253	91,841
Restaurant Brands International, Inc.	966	59,074
		150,915
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc., Class B	2,269	77,339
George Weston Ltd. (b)	1,138	85,017
Loblaw Cos. Ltd.	1,678	82,812
Metro, Inc.	2,425	108,227
Saputo, Inc.	3,357	93,981
		447,376
Energy (0.4%):
Canadian Natural Resources Ltd.	1,825	43,865
Enbridge, Inc.	1,812	57,961
Pembina Pipeline Corp. (b)	1,349	31,904
TC Energy Corp.	1,201	48,835
		182,565

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (2.0%):
Bank of Montreal	902	$68,591
Brookfield Asset Management, Inc., Class A	1,631	67,434
Canadian Imperial Bank of Commerce	794	67,827
Great-West Lifeco, Inc.	2,807	66,938
Intact Financial Corp.	749	88,701
Manulife Financial Corp.	3,522	62,680
National Bank of Canada	990	55,727
Power Corp. of Canada (b)	2,406	55,259
Royal Bank of Canada	936	76,920
Sun Life Financial, Inc.	1,556	69,199
The Bank of Nova Scotia	1,511	81,682
The Toronto-Dominion Bank	1,297	73,293
		834,251
Industrials (0.8%):
Canadian National Railway Co.	805	88,514
Canadian Pacific Railway Ltd. (b)	236	81,874
Thomson Reuters Corp.	1,237	101,258
Waste Connections, Inc.	853	87,478
		359,124
Information Technology (0.6%):
CGI, Inc. (a)	1,246	98,871
Constellation Software, Inc.	76	98,705
Open Text Corp.	1,698	77,169
Topicus.com, Inc. (a) (c) (f)	141	534
		275,279
Materials (0.8%):
Aginco Eagle Mines Ltd.	669	47,093
Barrick Gold Corp.	1,965	44,775
Franco-Nevada Corp.	444	55,679
Kinross Gold Corp.	4,831	35,454
Kirkland Lake Gold Ltd. (b)	857	35,419
Nutrien Ltd. (b)	1,711	82,330
Wheaton Precious Metals Corp.	1,175	49,079
		349,829
Utilities (0.8%):
Algonquin Power & Utilities Corp.	4,553	74,947
Emera, Inc.	1,860	79,065
Fortis, Inc.	1,882	76,895
Hydro One Ltd. (d)	4,317	97,181
		328,088
		3,244,064
Denmark (2.9%):
Consumer Staples (0.2%):
Carlsberg A/S, Class B	664	106,303

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (0.4%):
Danske Bank A/S	4,556	$75,280
Tryg A/S	3,012	94,987
		170,267
Health Care (0.9%):
Coloplast A/S, Class B	592	90,344
Genmab A/S (a)	204	82,486
GN Store Nord A/S	977	78,142
Novo Nordisk A/S, Class B	1,716	120,191
		371,163
Industrials (0.7%):
AP Moller — Maersk A/S, Class B	40	89,273
DSV PANALPINA A/S	460	77,027
Vestas Wind Systems A/S	470	111,069
		277,369
Materials (0.4%):
Christian Hansen Holding A/S (a)	798	82,061
Novozymes A/S, B Shares	1,654	94,900
		176,961
Utilities (0.3%):
Orsted A/S (b) (d)	643	131,262
		1,233,325
Finland (1.9%):
Communication Services (0.2%):
Elisa Oyj	1,487	81,500
Consumer Staples (0.2%):
Kesko Oyj, Class B	3,306	84,965
Energy (0.2%):
Neste Oyj	1,104	79,779
Financials (0.3%):
Nordea Bank Abp (a)	8,907	72,804
Sampo Oyj, Class A (b)	1,520	64,185
		136,989
Industrials (0.2%):
Kone Oyj, Class B	1,350	109,594
Information Technology (0.1%):
Nokia Oyj (a)	13,168	50,683
Materials (0.5%):
Stora Enso Oyj, Class R	4,998	95,513
UPM-Kymmene Oyj	2,907	108,195
		203,708
Utilities (0.2%):
Fortum Oyj	3,453	83,091
		830,309

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
France (8.0%):
Communication Services (0.8%):
Iliad SA	350	$71,866
Orange SA	8,332	99,068
Publicis Groupe SA	1,620	80,657
Vivendi SA	2,933	94,510
		346,101
Consumer Discretionary (1.2%):
Cie Generale des Etablissements Michelin SCA	626	80,251
Hermes International	109	117,112
Kering SA	113	82,044
LVMH Moet Hennessy Louis Vuitton SE	172	107,339
SEB SA	421	76,623
Sodexo SA	776	65,612
		528,981
Consumer Staples (1.2%):
Carrefour SA	5,032	86,236
Danone SA	1,561	102,507
L'Oreal SA	283	107,438
Pernod Ricard SA	626	119,898
Remy Cointreau SA	441	82,041
		498,120
Financials (0.9%):
Amundi SA (d)	839	68,459
AXA SA	3,033	72,288
BNP Paribas SA (a)	1,242	65,394
CNP Assurances	2,883	46,414
Credit Agricole SA	5,295	66,748
Natixis SA (a)	12,318	41,964
		361,267
Health Care (0.5%):
BioMerieux	421	59,344
Sanofi	1,099	105,649
Sartorius Stedim Biotech (b)	179	63,670
		228,663
Industrials (2.3%):
Alstom SA (a)	1,302	74,128
Bollore SA	16,963	70,076
Bouygues SA	1,348	55,407
Bureau Veritas SA	3,371	89,600
Cie de Saint-Gobain (a)	1,467	67,198
Edenred	1,336	75,737
Eiffage SA	636	61,404
Getlink SE (b)	4,150	71,881
Legrand SA	878	78,290
Safran SA (a)	336	47,589
Schneider Electric SE	586	84,679

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Teleperformance	208	$68,929
Thales SA	819	74,930
Vinci SA	576	57,243
		977,091
Information Technology (0.5%):
Atos SE (a)	822	75,084
Capgemini SE	465	72,022
Dassault Systemes SA	397	80,571
		227,677
Materials (0.4%):
Air Liquide SA	556	91,176
Arkema SA	566	64,643
		155,819
Utilities (0.2%):
Veolia Environnement SA	2,896	70,784
		3,394,503
Germany (7.3%):
Communication Services (0.6%):
Deutsche Telekom AG	5,324	97,256
Scout24 AG (d)	1,149	94,105
United Internet AG, Registered Shares	1,791	75,322
		266,683
Consumer Discretionary (0.8%):
adidas AG (a) (b)	227	82,601
Bayerische Motoren Werke AG	857	75,612
Puma SE (a) (b)	704	79,354
Zalando SE (a) (b) (d)	771	85,758
		323,325
Consumer Staples (0.2%):
Beiersdorf AG	947	109,244
Financials (0.8%):
Allianz SE	303	74,282
Deutsche Boerse AG	420	71,439
Hannover Rueck SE	401	63,823
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	210	62,282
Talanx AG	1,605	62,265
		334,091
Health Care (0.9%):
Carl Zeiss Meditec AG	605	80,478
Fresenius Medical Care AG & Co. KGaA	1,286	107,131
Fresenius SE & Co. KGaA	1,552	71,735
Merck KGaA	671	115,034
		374,378

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Industrials (0.9%):
Brenntag AG	1,149	$88,898
Deutsche Post AG, Registered Shares	1,571	77,718
KION Group AG (b)	714	62,062
MTU Aero Engines AG	224	58,389
Siemens AG, Registered Shares	562	80,675
		367,742
Information Technology (0.8%):
Bechtle AG	378	82,372
Infineon Technologies AG	1,903	72,966
Nemetschek SE	754	55,629
SAP SE (b)	522	68,365
TeamViewer AG (a) (d)	1,050	56,215
		335,547
Materials (1.0%):
BASF SE	1,121	88,621
Covestro AG (d)	1,448	89,285
Evonik Industries AG	2,345	76,422
HeidelbergCement AG	922	68,947
Symrise AG	730	96,659
		419,934
Real Estate (0.7%):
Deutsche Wohnen SE	2,130	113,672
LEG Immobilien AG	600	93,122
Vonovia SE	1,332	97,231
		304,025
Utilities (0.6%):
E.ON SE	7,972	88,263
RWE AG	1,850	78,120
Uniper SE	2,857	98,552
		264,935
		3,099,904
Hong Kong (4.4%):
Consumer Discretionary (0.3%):
Galaxy Entertainment Group Ltd.	8,546	66,419
Techtronic Industries Co. Ltd.	5,025	71,691
		138,110
Consumer Staples (0.3%):
Sun Art Retail Group Ltd.	55,686	56,604
WH Group Ltd. (d)	83,893	70,342
		126,946
Financials (0.8%):
AIA Group Ltd.	8,427	103,269
Hang Seng Bank Ltd.	6,585	113,570
Hong Kong Exchanges and Clearing Ltd.	1,855	101,697
		318,536

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares		Value
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	61,394		$59,397
Industrials (0.5%):
CK Hutchison Holdings Ltd.	13,523		94,372
MTR Corp. Ltd.	21,661		121,128
			215,500
Real Estate (1.4%):
CK Asset Holdings Ltd.	14,729		75,619
Hang Lung Properties Ltd.	32,315		85,246
Henderson Land Development Co. Ltd.	27,618		107,769
New World Development Co. Ltd.	16,899		78,694
Shimao Group Holdings Ltd.	14,697		46,827
Sino Land Co. Ltd.	75,959		98,964
Sun Hung Kai Properties Ltd.	7,864		101,442
			594,561
Utilities (1.0%):
China Common Rich Renewable Energy INV Ltd. (a) (c) (f)	26,000		671
CK Infrastructure Holdings Ltd.	16,422		88,230
CLP Holdings Ltd.	13,950		129,023
Hong Kong and China Gas Co. Ltd.	79,394		118,596
Power Assets Holdings Ltd.	19,687		106,661
			443,181
			1,896,231
Ireland (1.4%):
Consumer Discretionary (0.2%):
Flutter Entertainment PLC	363		74,995
Consumer Staples (0.2%):
Kerry Group PLC	728		108,399
Industrials (0.6%):
DCC PLC	812		57,489
Experian PLC	1,890		71,763
Kingspan Group PLC (a)	803		59,489
Ryanair Holdings PLC, ADR (a)	707		77,756
			266,497
Materials (0.4%):
CRH PLC	1,606		68,327
Smurfit Kappa Group PLC	1,862		87,565
			155,892
			605,783
Israel (0.6%):
Financials (0.2%):
Bank Hapoalim BM	13,417		91,898
Isracard Ltd.	—	(e)	2
			91,900

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Health Care (0.1%):
Teva Pharmaceutical Industries Ltd. (a)	5,123	$48,749
Information Technology (0.3%):
Nice Ltd. (a)	338	94,751
		235,400
Italy (2.3%):
Communication Services (0.4%):
Infrastrutture Wireless Italiane SpA (b) (d)	7,778	94,343
Telecom Italia SpA	117,184	54,021
		148,364
Consumer Discretionary (0.2%):
Moncler SpA	1,697	103,934
Energy (0.2%):
Snam SpA	13,430	75,478
Financials (0.7%):
Assicurazioni Generali SpA	5,464	95,174
FinecoBank Banca Fineco SpA (a) (b)	4,152	67,960
Intesa Sanpaolo SpA (a)	30,015	70,122
Poste Italiane SpA (d)	6,694	68,030
		301,286
Health Care (0.3%):
DiaSorin SpA	350	72,721
Recordati Industria Chimica e Farmaceutica SpA	1,269	70,265
		142,986
Information Technology (0.1%):
Nexi SpA (a) (d)	2,972	59,319
Utilities (0.4%):
Enel SpA	8,370	84,613
Terna Rete Elettrica Nazionale SpA	11,010	84,054
		168,667
		1,000,034
Japan (19.8%):
Communication Services (1.5%):
KDDI Corp.	3,508	104,180
Nexon Co. Ltd.	2,800	86,246
Nintendo Co. Ltd.	200	127,528
Nippon Telegraph & Telephone Corp.	4,928	126,279
Softbank Corp.	11,000	137,766
Z Holdings Corp.	8,830	53,404
		635,403
Consumer Discretionary (3.4%):
Bandai Namco Holdings, Inc.	1,500	129,688
Bridgestone Corp.	3,160	103,578
Fast Retailing Co. Ltd.	100	89,568

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Honda Motor Co. Ltd.	2,700	$75,254
Nitori Holdings Co. Ltd.	530	110,990
Oriental Land Co. Ltd.	608	100,352
Pan Pacific International Holdings Corp.	3,400	78,644
Panasonic Corp.	7,600	87,639
Sekisui House Ltd.	4,472	90,965
Shimano, Inc.	440	102,648
Sony Corp.	1,300	129,509
Subaru Corp.	3,300	65,926
Suzuki Motor Corp.	1,300	60,215
Toyota Industries Corp.	1,508	119,629
Toyota Motor Corp.	1,424	109,752
		1,454,357
Consumer Staples (1.5%):
Asahi Group Holdings Ltd.	2,360	97,015
Japan Tobacco, Inc.	6,444	131,202
Kao Corp.	1,418	109,468
Kirin Holdings Co. Ltd.	4,200	99,020
Seven & i Holdings Co. Ltd.	2,400	85,060
Unicharm Corp.	2,194	103,962
		625,727
Financials (2.6%):
Dai-ichi Life Holdings, Inc.	4,688	70,474
Japan Exchange Group, Inc.	3,600	91,988
Japan Post Bank Co. Ltd.	11,812	96,908
Japan Post Holdings Co. Ltd.	12,600	97,978
Mitsubishi UFJ Financial Group, Inc.	21,500	94,984
Mizuho Financial Group, Inc.	6,600	83,587
MS&AD Insurance Group Holdings, Inc.	4,100	124,740
Nomura Holdings, Inc.	14,500	76,545
ORIX Corp.	5,768	88,526
Sompo Holdings, Inc.	2,000	80,841
Sumitomo Mitsui Financial Group, Inc.	3,084	95,232
Tokio Marine Holdings, Inc.	2,000	102,828
		1,104,631
Health Care (3.0%):
Astellas Pharma, Inc.	5,552	85,721
Chugai Pharmaceutical Co. Ltd.	1,890	100,743
Daiichi Sankyo Co. Ltd.	2,500	85,601
Eisai Co. Ltd.	854	60,981
Hoya Corp.	918	126,887
Kyowa Kirin Co. Ltd.	3,300	89,948
M3, Inc.	1,200	113,247
Olympus Corp.	3,000	65,571
Ono Pharmaceutical Co. Ltd.	3,384	101,874
Otsuka Holdings Co. Ltd.	2,000	85,587
Shionogi & Co. Ltd.	1,528	83,401
Sysmex Corp.	974	116,986

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Takeda Pharmaceutical Co. Ltd.	2,500	$90,929
Terumo Corp.	2,000	83,533
		1,291,009
Industrials (3.4%):
Central Japan Railway Co.	554	78,292
Daikin Industries Ltd.	466	103,455
FANUC Corp.	430	105,626
ITOCHU Corp.	4,200	120,581
Komatsu Ltd.	3,488	95,190
Kubota Corp.	4,804	104,744
Mitsubishi Corp.	4,692	115,482
Mitsubishi Electric Corp.	6,852	103,337
Mitsui & Co. Ltd.	4,986	91,254
Nidec Corp.	954	119,943
Recruit Holdings Co. Ltd.	1,520	63,618
Secom Co. Ltd.	1,210	111,542
SG Holdings Co. Ltd.	3,400	92,608
SMC Corp.	114	69,511
Sumitomo Corp.	6,898	91,236
		1,466,419
Information Technology (3.2%):
Canon, Inc. (b)	4,614	88,401
FUJIFILM Holdings Corp.	1,660	87,438
Fujitsu Ltd.	600	86,623
Hitachi Ltd.	2,200	86,623
Keyence Corp.	228	128,090
Kyocera Corp.	1,700	104,167
Murata Manufacturing Co. Ltd.	1,602	144,621
NEC Corp.	1,400	75,126
Nomura Research Institute Ltd.	2,874	102,862
NTT Data Corp.	6,708	91,680
Obic Co. Ltd.	500	100,397
Omron Corp.	1,200	106,935
Oracle Corp.	700	91,195
Tokyo Electron Ltd.	226	84,060
		1,378,218
Materials (0.5%):
Nippon Paint Holdings Co. Ltd.	838	91,966
Shin-Etsu Chemical Co. Ltd.	570	99,601
		191,567
Real Estate (0.7%):
Daiwa House Industry Co. Ltd.	2,900	86,067
Mitsubishi Estate Co. Ltd.	4,452	71,455
Mitsui Fudosan Co. Ltd.	3,678	76,898
Sumitomo Realty & Development Co. Ltd.	2,000	61,623
		296,043
		8,443,374

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Korea, Republic Of (5.5%):
Communication Services (0.7%):
NAVER Corp.	266	$71,631
NCSoft Corp.	94	80,569
Netmarble Corp. (a) (d)	500	60,532
SK Telecom Co. Ltd.	500	109,556
		322,288
Consumer Discretionary (0.9%):
Hyundai Mobis Co. Ltd.	321	75,507
Hyundai Motor Co.	383	67,700
Kia Motors Corp.	1,720	98,811
LG Electronics, Inc.	1,023	127,145
		369,163
Consumer Staples (0.7%):
Amorepacific Corp.	476	90,274
KT&G Corp.	1,419	108,561
LG Household & Health Care Ltd.	62	92,469
		291,304
Financials (0.5%):
KB Financial Group, Inc.	1,914	76,475
Samsung Life Insurance Co. Ltd.	995	72,459
Shinhan Financial Group Co. Ltd.	2,596	76,599
		225,533
Health Care (0.6%):
Celltrion Healthcare Co. Ltd. (a)	628	94,288
Celltrion, Inc. (a)	226	74,841
Samsung Biologics Co. Ltd. (a) (d)	92	69,961
		239,090
Industrials (0.4%):
LG Corp.	918	73,951
Samsung C&T Corp.	728	92,491
		166,442
Information Technology (1.3%):
Samsung Electro-Mechanics Co. Ltd.	596	97,669
Samsung Electronics Co. Ltd.	1,921	143,253
Samsung SDI Co. Ltd.	135	78,052
Samsung SDS Co. Ltd.	620	101,887
SK Hynix, Inc.	1,136	123,933
		544,794
Materials (0.4%):
LG Chem Ltd.	81	61,447
POSCO	484	121,201
		182,648
		2,341,262

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Luxembourg (0.3%):
Health Care (0.1%):
Eurofins Scientific SE (a)	839	$70,334
Real Estate (0.2%):
Aroundtown SA	10,355	77,409
		147,743
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	15,747	69,166
Netherlands (3.3%):
Communication Services (0.2%):
Koninklijke KPN NV	31,275	95,009
Consumer Staples (0.9%):
Davide Campari-Milano NV (b)	6,994	79,793
Heineken Holding NV	1,143	107,575
Heineken NV	1,068	119,001
Koninklijke Ahold Delhaize NV	3,640	102,752
		409,121
Financials (0.6%):
ABN AMRO Bank NV (a) (b) (d)	4,916	48,159
Euronext NV (d)	605	66,621
ING Groep NV (a)	5,817	54,293
NN Group NV	1,644	71,349
		240,422
Health Care (0.2%):
Koninklijke Philips NV	1,875	100,269
Industrials (0.4%):
Randstad NV	1,198	77,909
Wolters Kluwer NV	1,254	105,783
		183,692
Information Technology (0.5%):
Adyen NV (a) (d)	48	111,693
ASML Holding NV	186	90,323
		202,016
Materials (0.5%):
Akzo Nobel NV	835	89,613
Koninklijke DSM NV	635	109,211
		198,824
		1,429,353
New Zealand (0.5%):
Consumer Staples (0.1%):
a2 Milk Co. Ltd. (a)	7,454	64,715

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd.	2,906	$68,917
Information Technology (0.2%):
Xero Ltd. (a)	892	100,947
		234,579
Norway (1.5%):
Communication Services (0.4%):
Schibsted ASA, Class A (a)	1,711	73,210
Telenor ASA	6,405	109,158
		182,368
Consumer Staples (0.5%):
Mowi ASA	3,984	88,886
Orkla ASA, Class A	9,633	97,895
		186,781
Financials (0.4%):
DNB ASA (a)	4,173	81,891
Gjensidige Forsikring ASA	4,537	101,436
		183,327
Materials (0.2%):
Yara International ASA	2,161	89,864
		642,340
Portugal (0.5%):
Consumer Staples (0.3%):
Jeronimo Martins SGPS SA	5,842	98,619
Utilities (0.2%):
Energias de Portugal SA (b)	15,454	97,330
		195,949
Russian Federation (0.1%):
Materials (0.1%):
Polymetal International PLC	2,404	55,369
Singapore (1.6%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	64,500	112,764
Consumer Staples (0.2%):
Wilmar International Ltd.	23,162	81,513
Financials (0.9%):
DBS Group Holdings Ltd.	6,478	122,765
Oversea-Chinese Banking Corp. Ltd.	16,938	128,961
United Overseas Bank Ltd.	7,192	122,960
		374,686
Real Estate (0.2%):
CapitaLand Ltd.	43,536	108,074
		677,037

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Spain (1.7%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	2,681	$85,276
Financials (0.2%):
CaixaBank SA	26,752	68,655
Health Care (0.2%):
Grifols SA	2,997	87,420
Industrials (0.1%):
Aena SME SA (a) (d)	357	62,010
Information Technology (0.1%):
Amadeus IT Group SA	929	67,587
Utilities (0.9%):
Endesa SA	3,061	83,567
Iberdrola SA	6,779	96,882
Naturgy Energy Group SA	3,971	91,966
Red Electrica Corp. SA	4,986	102,166
		374,581
		745,529
Sweden (5.6%):
Communication Services (0.4%):
Tele2 AB, B Shares	6,568	86,734
Telia Co. AB	23,907	98,724
		185,458
Consumer Discretionary (0.4%):
Evolution Gaming Group AB (b) (d)	707	71,768
Hennes & Mauritz AB, Class B (a)	3,561	74,478
		146,246
Consumer Staples (0.7%):
Essity AB, Class B	3,032	97,518
ICA Gruppen AB (b)	1,722	86,039
Swedish Match AB	1,203	93,299
		276,856
Financials (1.5%):
EQT AB (b)	2,379	60,865
Industrivarden AB, Class C	2,938	94,851
Investor AB, Class B	1,352	98,509
Kinnevik AB, Class B	1,827	92,308
L E Lundbergforetagen AB, Class B (a)	1,778	95,258
Skandinaviska Enskilda Banken AB, Class A (a)	7,103	72,984
Svenska Handelsbanken AB, Class A (a)	6,982	70,127
Swedbank AB, Class A (a)	4,194	73,499
		658,401

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)
Security Description	Shares	Value
Industrials (1.8%):
Alfa Laval AB (a)	2,805	$77,187
Assa Abloy AB, Class B	3,450	84,952
Atlas Copco AB, Class A	1,628	83,362
Epiroc AB, Class A	5,118	93,133
Nibe Industrier AB, Class B	2,448	80,282
Sandvik AB (a)	3,369	82,466
Skanska AB, Class B	3,653	93,148
SKF AB, Class B	3,274	84,957
Volvo AB, Class B	3,553	83,729
		763,216
Information Technology (0.4%):
Hexagon AB, Class B	991	90,354
Telefonaktiebolaget LM Ericsson, Class B	6,196	73,564
		163,918
Materials (0.4%):
Boliden AB	2,090	74,056
Svenska Cellulosa AB SCA, Class B (a)	6,115	106,554
		180,610
		2,374,705
Switzerland (7.5%):
Communication Services (0.2%):
Swisscom AG, Registered Shares	195	105,124
Consumer Discretionary (0.5%):
Cie Financiere Richemont SA, Registered Shares	1,183	107,045
The Swatch Group AG, B Shares (b)	353	96,327
		203,372
Consumer Staples (1.1%):
Barry Callebaut AG, Registered Shares	63	149,776
Chocoladefabriken Lindt & Spruengli AG	12	117,017
Coca-Cola HBC AG	2,342	76,117
Nestle SA, Registered Shares	1,058	124,641
		467,551
Financials (1.3%):
Banque Cantonale Vaudoise, Registered Shares	1,059	115,234
Credit Suisse Group AG, Registered Shares	5,043	64,961
Julius Baer Group Ltd.	1,262	72,725
Partners Group Holding AG	75	88,136
Swiss Life Holding AG	165	76,888
UBS Group AG	5,422	76,398
Zurich Insurance Group AG	191	80,608
		574,950
Health Care (1.3%):
Lonza Group AG, Registered Shares	144	92,551
Novartis AG, Registered Shares	1,272	120,229

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Roche Holding AG	302	$105,444
Sonova Holding AG (a)	342	88,881
Straumann Holding AG, Class R (b)	69	80,422
Vifor Pharma AG	472	74,133
		561,660
Industrials (1.5%):
ABB Ltd., Registered Shares	3,007	83,958
Adecco Group AG	1,233	82,423
Geberit AG, Registered Shares	167	104,578
Kuehne + Nagel International AG	495	112,312
Schindler Holding AG	452	121,861
SGS SA, Registered Shares	39	117,661
		622,793
Information Technology (0.6%):
Logitech International SA, Class R	1,133	109,997
Stmicroelectronics NV	1,757	65,565
Temenos AG	415	57,983
		233,545
Materials (1.0%):
EMS-Chemie Holding AG	125	120,480
Givaudan SA, Registered Shares	27	113,797
LafargeHolcim Ltd.	1,562	85,813
Sika AG, Registered Shares	334	91,255
		411,345
		3,180,340
United Kingdom (8.6%):
Communication Services (0.3%):
BT Group PLC (a)	45,090	81,534
Informa PLC (a)	9,416	70,681
		152,215
Consumer Discretionary (0.5%):
Compass Group PLC	3,571	66,550
JD Sports Fashion PLC (a)	4,321	50,810
Next PLC (a)	669	64,817
Persimmon PLC	1,427	53,988
		236,165
Consumer Staples (1.4%):
Associated British Foods PLC (a)	2,423	75,006
British American Tobacco PLC	2,543	94,158
Diageo PLC	2,455	96,606
Imperial Brands PLC	4,846	101,741
Tesco PLC	38,110	120,577
Unilever PLC	1,680	100,887
		588,975

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (2.1%):
3i Group PLC	4,550	$72,042
Admiral Group PLC	2,732	108,552
Aviva PLC	15,765	70,098
Barclays PLC	32,545	65,271
Hargreaves Lansdown PLC	2,552	53,213
Legal & General Group PLC	15,242	55,477
Lloyds Banking Group PLC (a)	151,859	75,663
London Stock Exchange Group PLC	689	84,861
Natwest Group PLC	36,282	83,168
Phoenix Group Holdings PLC	6,745	64,612
Schroders PLC	1,668	76,105
Standard Chartered PLC	11,715	74,627
		883,689
Health Care (0.6%):
AstraZeneca PLC	836	83,718
GlaxoSmithKline PLC	5,247	96,278
Smith & Nephew PLC	3,326	68,669
		248,665
Industrials (1.5%):
Ashtead Group PLC	1,346	63,273
BAE Systems PLC	11,315	75,622
Bunzl PLC	2,355	78,664
Ferguson PLC	638	77,498
Intertek Group PLC	995	76,839
RELX PLC	3,997	97,962
Rentokil Initial PLC (a)	9,578	66,737
Spirax-Sarco Engineering PLC	647	99,920
		636,515
Information Technology (0.5%):
AVEVA Group PLC	823	36,032
Halma PLC	2,815	94,261
The Sage Group PLC	9,058	72,080
		202,373
Materials (1.3%):
Anglo American PLC	2,062	68,356
Antofagasta PLC	4,147	81,679
BHP Group PLC	2,544	66,959
Croda International PLC	1,346	121,392
Fresnillo PLC	3,186	49,203
Mondi PLC	3,856	90,657
Rio Tinto PLC	1,100	82,270
		560,516

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Utilities (0.4%):
National Grid PLC	7,527	$89,022
SSE PLC	3,792	77,772
		166,794
		3,675,907
Total Common Stocks (Cost $36,698,372)		42,322,104
Investment Companies (0.2%)
United States (0.2%):
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.02% (g)	63,180	63,180
Total Investment Companies (Cost $63,180)		63,180
Collateral for Securities Loaned^ (3.7%)
United States (3.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (g)	27,672	27,672
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (g)	950,689	950,689
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (g)	13,810	13,810
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (g)	110,113	110,113
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (g)	495,092	495,092
Total Collateral for Securities Loaned (Cost $1,597,376)		1,597,376
Total Investments (Cost $38,358,928) — 103.0%		43,982,660
Liabilities in excess of other assets — (3.0)%		(1,296,253)
NET ASSETS — 100.00%		$42,686,407

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of December 31, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $1,405,043 and amounted to 3.3% of net assets.

(e)  Rounds to less than 1.

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, illiquid securities were less than 0.05% of the Fund's net assets.

(g)  Rate disclosed is the daily yield on December 31, 2020.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	1	3/19/21	$104,904	$106,540	$1,636
	Total unrealized appreciation				$1,636
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$1,636

See notes to financial statements.

Victory Portfolios II VictoryShares Nasdaq Next 50 ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (9.4%):
Liberty Broadband Corp., Class C (a)	17,638	$2,793,330
Take-Two Interactive Software, Inc. (a)	13,567	2,819,087
ViacomCBS, Inc., Class B	66,631	2,482,671
Yandex NV, Class A (a)	37,348	2,598,674
		10,693,762
Consumer Discretionary (16.9%):
DraftKings, Inc., Class A (a)	46,197	2,150,932
Etsy, Inc. (a)	14,872	2,645,878
Expedia Group, Inc.	16,033	2,122,769
Garmin Ltd.	22,555	2,698,931
Pool Corp.	4,738	1,764,905
Roku, Inc. (a)	12,855	4,268,117
Tractor Supply Co.	13,740	1,931,569
Ulta Beauty, Inc. (a)	6,643	1,907,604
		19,490,705
Electronic Equipment, Instruments & Components (5.3%):
Cognex Corp.	20,594	1,653,389
Trimble, Inc. (a)	29,501	1,969,782
Zebra Technologies Corp. (a)	6,286	2,415,898
		6,039,069
Health Care (17.7%):
Alnylam Pharmaceuticals, Inc. (a)	13,699	1,780,459
AstraZeneca PLC, ADR	57,685	2,883,673
BeiGene Ltd., ADR (a)	5,576	1,440,783
BioMarin Pharmaceutical, Inc. (a)	21,410	1,877,443
Hologic, Inc. (a)	30,309	2,207,404
Horizon Therapeutics PLC (a)	26,031	1,904,168
Insulet Corp. (a)	7,777	1,988,035
Masimo Corp. (a)	6,494	1,742,860
Novocure Ltd. (a)	12,006	2,077,518
Royalty Pharma PLC, Class A (b)	45,774	2,290,989
		20,193,332
Industrials (9.1%):
C.H. Robinson Worldwide, Inc.	16,034	1,505,112
Enphase Energy, Inc. (a)	14,900	2,614,503
Expeditors International of Washington, Inc.	19,963	1,898,681
J.B. Hunt Transport Services, Inc.	12,463	1,703,069
Old Dominion Freight Line, Inc.	13,835	2,700,315
		10,421,680
IT Services (7.2%):
Akamai Technologies, Inc. (a)	19,196	2,015,388
MongoDB, Inc. (a)	6,943	2,492,815
StoneCo Ltd., Class A (a)	26,635	2,235,209
Wix.com Ltd. (a)	6,560	1,639,738
		8,383,150

See notes to financial statements.

Victory Portfolios II VictoryShares Nasdaq Next 50 ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (7.4%):
Monolithic Power Systems, Inc.	5,320	$1,948,344
Qorvo, Inc. (a)	13,452	2,236,664
SolarEdge Technologies, Inc. (a)	6,041	1,927,804
Teradyne, Inc.	19,583	2,347,805
		8,460,617
Software (22.0%):
Citrix Systems, Inc.	14,519	1,888,922
Coupa Software, Inc. (a)	8,119	2,751,610
Crowdstrike Holdings, Inc., Class A (a)	21,748	4,606,660
Datadog, Inc., Class A (a)	24,534	2,415,127
Fortinet, Inc. (a)	19,144	2,843,458
NortonLifeLock, Inc.	69,797	1,450,382
SS&C Technologies Holdings, Inc.	30,185	2,195,959
The Trade Desk, Inc., Class A (a)	4,946	3,961,746
Zscaler, Inc. (a)	15,822	3,159,812
		25,273,676
Technology Hardware, Storage & Peripherals (3.3%):
Logitech International SA, Class R (b)	19,950	1,938,941
Seagate Technology PLC	30,300	1,883,448
		3,822,389
Utilities (1.3%):
Alliant Energy Corp.	29,454	1,517,765
Total Common Stocks (Cost $99,277,592)		114,296,145
Collateral for Securities Loaned^ (1.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (c)	33,553	33,553
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	1,152,725	1,152,725
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (c)	16,744	16,744
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (c)	133,514	133,514
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (c)	600,306	600,306
Total Collateral for Securities Loaned (Cost $1,936,842)		1,936,842
Total Investments (Cost $101,214,434) — 101.3%		116,232,987
Liabilities in excess of other assets — (1.3)%		(1,477,854)
NET ASSETS — 100.00%		$114,755,133

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2020.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares Nasdaq Next 50 ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	2	3/19/21	$510,723	$515,420	$4,697
	Total unrealized appreciation				$4,697
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$4,697

See notes to financial statements.

Victory Portfolios II VictoryShares Top Veteran Employers ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Aerospace & Defense (7.9%):
General Dynamics Corp.	378	$56,254
Lockheed Martin Corp.	155	55,022
Northrop Grumman Corp.	187	56,983
The Boeing Co.	268	57,368
		225,627
Airlines (2.0%):
Southwest Airlines Co.	1,220	56,864
Commercial Services & Supplies (2.0%):
Waste Management, Inc.	474	55,899
Communication Services (6.0%):
AT&T, Inc.	1,966	56,542
Comcast Corp., Class A	1,125	58,950
Verizon Communications, Inc.	936	54,990
		170,482
Construction & Engineering (1.9%):
AECOM (a)	1,089	54,210
Consumer Discretionary (8.0%):
Amazon.com, Inc. (a)	18	58,625
General Motors Co.	1,289	53,674
Hilton Worldwide Holdings, Inc.	545	60,637
The Home Depot, Inc.	204	54,186
		227,122
Consumer Staples (7.8%):
Brown-Forman Corp., Class B	701	55,680
Hormel Foods Corp.	1,198	55,839
Kellogg Co.	884	55,011
Walmart, Inc.	370	53,336
		219,866
Electrical Equipment (2.0%):
Eaton Corp. PLC	467	56,105
Financials (23.6%):
Bank of America Corp.	2,007	60,832
Capital One Financial Corp.	660	65,241
Citigroup, Inc.	1,026	63,263
JPMorgan Chase & Co.	479	60,867
Marsh & McLennan Cos., Inc.	493	57,681
Prudential Financial, Inc.	747	58,318
The Allstate Corp.	552	60,681
The Charles Schwab Corp.	1,159	61,473
The Progressive Corp.	649	64,174
The Travelers Cos., Inc.	436	61,201
U.S. Bancorp	1,308	60,940
		674,671

See notes to financial statements.

Victory Portfolios II VictoryShares Top Veteran Employers ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Health Care (8.2%):
CVS Health Corp.	834	$56,962
DaVita, Inc. (a)	514	60,344
Humana, Inc.	141	57,848
Merck & Co., Inc.	703	57,505
		232,659
Industrial Conglomerates (2.1%):
General Electric Co.	5,552	59,962
Information Technology (12.2%):
Accenture PLC, Class A	227	59,295
Booz Allen Hamilton Holding Corp.	651	56,754
CACI International, Inc., Class A (a)	238	59,341
CDW Corp.	433	57,065
Fiserv, Inc. (a)	491	55,905
Leidos Holdings, Inc.	561	58,972
		347,332
Road & Rail (6.0%):
J.B. Hunt Transport Services, Inc.	418	57,120
Union Pacific Corp.	277	57,677
Werner Enterprises, Inc.	1,401	54,947
		169,744
Trading Companies & Distributors (2.0%):
United Rentals, Inc. (a)	249	57,746
Utilities (8.0%):
Dominion Energy, Inc.	720	54,144
Exelon Corp.	1,376	58,095
The Southern Co.	944	57,990
Xcel Energy, Inc.	839	55,936
		226,165
Total Common Stocks (Cost $2,577,619)		2,834,454
Total Investments (Cost $2,577,619) — 99.7%		2,834,454
Other assets in excess of liabilities — 0.3%		7,506
NET ASSETS — 100.00%		$2,841,960

(a)  Non-income producing security.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares Protect America ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (54.6%):
AeroVironment, Inc. (a)	208	$18,075
CAE, Inc. (a)	983	27,268
Cubic Corp.	229	14,207
General Dynamics Corp.	1,445	215,045
Huntington Ingalls Industries, Inc.	710	121,041
L3Harris Technologies, Inc.	442	83,547
Lockheed Martin Corp.	523	185,655
Maxar Technologies, Inc.	1,110	42,835
Moog, Inc., Class A	148	11,736
Northrop Grumman Corp.	635	193,497
Parsons Corp. (a)	1,342	48,862
Raytheon Technologies Corp.	3,478	248,712
Teledyne Technologies, Inc. (a)	48	18,815
Textron, Inc.	403	19,477
The Boeing Co.	1,210	259,014
Vectrus, Inc. (a)	1,731	86,065
		1,593,851
Air Freight & Logistics (1.4%):
FedEx Corp.	152	39,462
United Parcel Service, Inc., Class B	4	674
		40,136
Communication Services (1.1%):
AT&T, Inc.	288	8,283
Gogo, Inc. (a)	40	385
Iridium Communications, Inc. (a)	436	17,146
Verizon Communications, Inc.	99	5,816
		31,630
Construction & Engineering (5.2%):
AECOM (a)	377	18,767
Jacobs Engineering Group, Inc.	1,078	117,459
Tutor Perini Corp. (a)	1,311	16,977
		153,203
Health Care (4.4%):
Cigna Corp.	138	28,729
Humana, Inc.	241	98,875
		127,604
Industrial Conglomerates (6.6%):
3M Co.	100	17,479
General Electric Co.	16,057	173,415
Honeywell International, Inc.	8	1,702
		192,596
Information Technology (20.2%):
Booz Allen Hamilton Holding Corp.	1,205	105,052
CACI International, Inc., Class A (a)	344	85,770

See notes to financial statements.

Victory Portfolios II VictoryShares Protect America ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Cisco Systems, Inc.	40	$1,790
Conduent, Inc. (a)	4,210	20,208
DXC Technology Co.	830	21,373
FLIR Systems, Inc.	74	3,243
KBR, Inc.	526	16,269
Leidos Holdings, Inc.	1,123	118,049
ManTech International Corp., Class A	439	39,045
Microsoft Corp.	116	25,801
Science Applications International Corp.	1,276	120,760
ViaSat, Inc. (a)	1,038	33,891
		591,251
Machinery (3.9%):
Caterpillar, Inc.	76	13,834
Cummins, Inc.	56	12,718
Oshkosh Corp.	1,026	88,307
		114,859
Materials (0.8%):
Ball Corp.	244	22,736
Professional Services (0.7%):
ASGN, Inc. (a)	228	19,045
Real Estate (0.3%):
The GEO Group, Inc.	950	8,417
Utilities (0.6%):
Duke Energy Corp.	204	18,678
Total Common Stocks (Cost $2,580,846)		2,914,006
Total Investments (Cost $2,580,846) — 99.8%		2,914,006
Other assets in excess of liabilities — 0.2%		6,510
NET ASSETS — 100.00%		$2,920,516

(a)  Non-income producing security.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2020

  (Unaudited)

	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
ASSETS:
Affiliated investments, at value (Cost $—, $38,567 and $—)	$—		$55,947		$—
Unaffiliated investments, at value (Cost $543,278,613, $18,231,167 and $96,769,389)	689,336,275	(a)	21,743,181	(b)	114,452,835	(c)
Foreign currency, at value (Cost $—, $— and $26,699)	—		—		26,777
Cash and cash equivalents	1,385,237		72,278		8,423
Deposit with brokers for futures contracts	241,869		19,454		30,220
Receivables:
Interest and dividends	563,387		12,605		173,086
Variation margin on open futures contracts	11,076		—		—
Reclaims	—		—		88,611
From Adviser	7,131		3,558		11,653
Prepaid expenses	10,515		282		1,378
Total Assets	691,555,490		21,907,305		114,792,983
LIABILITIES:
Payables:
Collateral received on loaned securities	9,138,419		345,054		2,675,646
Variation margin on open futures contracts	—		85		299
Accrued expenses and other payables:
Investment advisory fees	170,854		5,331		37,339
Administration fees	8,699		240		1,859
Custodian fees	5,803		451		5,157
Compliance fees	474		17		68
Trustees' fees	1,889		—		—
Other accrued expenses	53,151		10,235		19,611
Total Liabilities	9,379,289		361,413		2,739,979
NET ASSETS:
Capital	577,094,966		26,121,634		102,422,273
Total accumulated earnings/(loss)	105,081,235		(4,575,742)		9,630,731
Net Assets	$682,176,201		$21,545,892		$112,053,004
Shares Outstanding (unlimited shares authorized, no par value):	10,950,000		400,000		2,700,000
Net asset value:	$62.30		$53.86		$41.50

(a)  Includes $8,941,082 of securities on loan.

(b)  Includes $337,004 of securities on loan.

(c)  Includes $2,538,487 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2020

  (Unaudited)

	VictoryShares Emerging Market Volatility Wtd ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $6,928,446, $173,077,090 and $87,541,637)	$9,474,566	$185,581,780	$101,923,292	(a)
Foreign currency, at value (Cost $14,519, $— and $—)	14,814	—	—
Cash and cash equivalents	8,892	229,989	299,567
Deposit with brokers for futures contracts	11,314	131,908	67,363
Receivables:
Interest and dividends	12,435	422,100	145,541
Investments sold	2,038	—	—
Variation margin on open futures contracts	—	2,466	—
From Adviser	31,261	5,134	3,419
Prepaid expenses	705	3,244	1,059
Total Assets	9,556,025	186,376,621	102,440,241
LIABILITIES:
Payables:
Collateral received on loaned securities	—	—	2,884,542
Variation margin on open futures contracts	—	—	249
Accrued foreign capital gains taxes	58,697	—	—
Accrued expenses and other payables:
Investment advisory fees	3,503	47,067	23,566
Administration fees	24	2,375	1,453
Custodian fees	—	2,503	898
Compliance fees	19	171	58
Trustees' fees	—	536	—
Other accrued expenses	34,046	29,563	14,114
Total Liabilities	96,289	82,215	2,924,880
NET ASSETS:
Capital	13,216,763	219,065,559	107,494,084
Total accumulated earnings/(loss)	(3,757,027)	(32,771,153)	(7,978,723)
Net Assets	$9,459,736	$186,294,406	$99,515,361
Shares Outstanding (unlimited shares authorized, no par value):	350,000	3,950,000	2,000,000
Net asset value:	$27.03	$47.16	$49.76

(a)  Includes $2,796,236 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2020

  (Unaudited)

	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF	VictoryShares Dividend Accelerator ETF
ASSETS:
Investments, at value (Cost $21,619,567, $16,289,140 and $267,942,254)	$22,438,058	(a)	$16,535,848	$318,247,596
Foreign currency, at value (Cost $11,370, $195,099 and $—)	11,372		194,955	—
Cash and cash equivalents	80,343		—	735,926
Deposit with brokers for futures contracts	23,353		51,879	108,090
Receivables:
Interest and dividends	95,665		31,059	420,920
Capital shares issued	—		—	1,984,075
Investments sold	—		72,210	—
Variation margin on open futures contracts	—		—	6,156
Reclaims	75,282		2,512	—
From Adviser	6,289		13,848	5,550
Prepaid expenses	1,057		380	3,917
Total Assets	22,731,419		16,902,691	321,512,230
LIABILITIES:
Payables:
Collateral received on loaned securities	298,358		—	—
Payable to custodian	—		117,255	—
Investments purchased	—		46,260	1,975,836
Variation margin on open futures contracts	860		105	—
Accrued expenses and other payables:
Investment advisory fees	7,543		7,958	78,301
Administration fees	111		107	5,283
Custodian fees	2,454		8,693	1,631
Compliance fees	40		22	163
Trustees' fees	—		—	172
Other accrued expenses	13,953		21,837	14,729
Total Liabilities	323,319		202,237	2,076,115
NET ASSETS:
Capital	35,571,362		22,717,869	274,647,888
Total accumulated earnings/(loss)	(13,163,262)		(6,017,415)	44,788,227
Net Assets	$22,408,100		$16,700,454	$319,436,115
Shares Outstanding (unlimited shares authorized, no par value):	750,000		750,000	8,050,000
Net asset value:	$29.88		$22.27	$39.68

(a)  Includes $283,989 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2020

  (Unaudited)

	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $129,791,152, $602,638,591 and $549,088,193)	$145,561,693	$765,981,818	(a)	$648,213,022	(b)
Cash and cash equivalents	428,123	—		—
Deposit with brokers for futures contracts	40,243	266,607		241,864
Receivables:
Interest and dividends	158,536	621,193		1,449,735
Variation margin on open futures contracts	3,696	12,306		11,082
From Adviser	3,910	6,901		8,283
Prepaid expenses	2,562	10,126		9,277
Total Assets	146,198,763	766,898,951		649,933,263
LIABILITIES:
Payables:
Collateral received on loaned securities	—	12,462,722		4,453,649
Accrued expenses and other payables:
Investment advisory fees	36,725	188,259		162,446
Administration fees	2,360	9,108		8,616
Custodian fees	1,463	6,780		6,489
Compliance fees	87	514		443
Trustees' fees	—	2,739		2,031
Other accrued expenses	12,671	46,861		36,531
Total Liabilities	53,306	12,716,983		4,670,205
NET ASSETS:
Capital	136,572,601	659,744,736		626,778,562
Total accumulated earnings/(loss)	9,572,856	94,437,232		18,484,496
Net Assets	$146,145,457	$754,181,968		$645,263,058
Shares Outstanding (unlimited shares authorized, no par value):	4,300,000	12,100,000		12,000,000
Net asset value:	$33.99	$62.33		$53.77

(a)  Includes $12,140,263 of securities on loan.

(b)  Includes $4,399,668 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2020

  (Unaudited)

	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF		VictoryShares Nasdaq Next 50 ETF
ASSETS:
Affiliated investments, at value (Cost $86,490, $— and $—)	$124,100		$—		$—
Unaffiliated investments, at value (Cost $37,192,266, $38,358,928 and $101,214,434)	48,769,367	(a)	43,982,660	(b)	116,232,987	(c)
Foreign currency, at value (Cost $—, $22,024 and $—)	—		22,154		—
Cash and cash equivalents	—		—		362,694
Deposit with brokers for futures contracts	32,306		50,736		61,082
Receivables:
Interest and dividends	28,007		65,913		51,864
Variation margin on open futures contracts	—		—		1,760
Reclaims	—		202,391		—
From Adviser	4,038		22,941		6,875
Prepaid expenses	672		813		420
Total Assets	48,958,490		44,347,608		116,717,682
LIABILITIES:
Payables:
Collateral received on loaned securities	1,198,900		1,597,376		1,936,842
Variation margin on open futures contracts	85		860		—
Accrued expenses and other payables:
Investment advisory fees	11,885		14,230		13,947
Administration fees	393		105		10
Custodian fees	676		23,433		—
Compliance fees	42		48		74
Trustees' fees	—		—		875
Other accrued expenses	13,842		25,149		10,801
Total Liabilities	1,225,823		1,661,201		1,962,549
NET ASSETS:
Capital	70,174,628		62,664,085		95,920,559
Total accumulated earnings/(loss)	(22,441,961)		(19,977,678)		18,834,574
Net Assets	$47,732,667		$42,686,407		$114,755,133
Shares Outstanding (unlimited shares authorized, no par value):	950,000		1,350,000		3,625,000
Net asset value:	$50.24		$31.62		$31.66

(a)  Includes $1,172,578 of securities on loan.

(b)  Includes $1,513,094 of securities on loan.

(c)  Includes $1,910,686 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2020

  (Unaudited)

	VictoryShares Top Veteran Employers ETF	VictoryShares Protect America ETF
ASSETS:
Investments, at value (Cost $2,577,619 and $2,580,846)	$2,834,454	$2,914,006
Cash and cash equivalents	515	1,363
Deposit with brokers for futures contracts	1,000	1,000
Receivables:
Interest and dividends	2,229	372
From Adviser	4,453	4,460
Prepaid expenses	7,162	7,173
Total Assets	2,849,813	2,928,374
LIABILITIES:
Accrued expenses and other payables:
Investment advisory fees	1,312	1,361
Administration fees	51	51
Custodian fees	461	452
Compliance fees	38	37
Trustees' fees	149	146
Other accrued expenses	5,842	5,811
Total Liabilities	7,853	7,858
NET ASSETS:
Capital	2,562,420	2,586,933
Total accumulated earnings/(loss)	279,540	333,583
Net Assets	$2,841,960	$2,920,516
Shares Outstanding (unlimited shares authorized, no par value):	100,000	100,000
Net asset value:	$28.42	$29.21

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2020

  (Unaudited)

	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares International Volatility Wtd ETF
Investment Income:
Dividends	$5,265,403	$176,982	$1,076,038
Income distributed from affiliated investments	—	254	—
Interest	185	7	—
Securities lending (net of fees)	17,845	685	14,150
Foreign tax withholding	—	(122)	(140,558)
Total Income	5,283,433	177,806	949,630
Expenses:
Investment advisory fees	999,353	27,080	187,466
Administration fees	201,540	5,452	28,309
Sub-Administration fees	8,925	8,925	8,925
Custodian fees	16,016	1,652	44,955
Servicing fees	2,106	2,065	2,065
Trustees' fees	28,841	965	3,799
Compliance fees	3,128	84	408
Legal and audit fees	32,020	4,175	7,988
Printing fees	41,689	2,799	2,440
Other expenses	9,539	2,485	9,949
Total Expenses	1,343,157	55,682	296,304
Expenses waived/reimbursed by Adviser	(173,977)	(23,950)	(84,464)
Net Expenses	1,169,180	31,732	211,840
Net Investment Income (Loss)	4,114,253	146,074	737,790
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	(9,191,720)	(516,489)	(1,187,098)
Net realized gains (losses) from futures contracts	405,760	10,638	60,304
Net realized gains (losses) from in-kind redemptions on unaffiliated securities	26,356,778	—	—
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	121,467,628	5,966,941	18,495,851
Net change in unrealized appreciation/depreciation on affiliated investment securities	—	17,519	—
Net change in unrealized appreciation/depreciation on futures contracts	(16,866)	842	3,555
Net realized/unrealized gains (losses) on investments	139,021,580	5,479,451	17,372,612
Change in net assets resulting from operations	$143,135,833	$5,625,525	$18,110,402

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2020

  (Unaudited)

	VictoryShares Emerging Market Volatility Wtd ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF
Investment Income:
Dividends	$655,519	$3,673,373	$1,736,570
Interest	14	88	60
Securities lending (net of fees)	4,560	688	6,015
Foreign tax withholding	(103,131)	—	(1,282)
Total Income	556,962	3,674,149	1,741,363
Expenses:
Investment advisory fees	69,010	277,613	105,627
Administration fees	9,347	55,996	21,248
Sub-Administration fees	10,410	8,925	8,925
Custodian fees	89,019	5,462	2,723
Servicing fees	2,064	2,065	2,065
Trustees' fees	1,820	8,709	3,080
Compliance fees	182	920	315
Legal and audit fees	14,529	11,264	5,731
Printing fees	1,870	19,924	6,588
Line of credit fees	64	—	—
Other expenses	9,683	3,787	2,511
Total Expenses	207,998	394,665	158,813
Expenses waived/reimbursed by Adviser	(131,501)	(69,982)	(34,928)
Net Expenses	76,497	324,683	123,885
Net Investment Income (Loss)	480,465	3,349,466	1,617,478
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(1,820,054)	(5,868,120)	(1,716,115)
Foreign taxes on realized gains	(89,279)	—	—
Net realized gains (losses) from futures contracts	39,783	173,946	84,588
Net realized gains (losses) from in-kind redemptions	—	(121,808)	(31,622)
Net change in unrealized appreciation/ depreciation on investment securities and foreign currency translations	5,128,708	38,269,823	24,074,433
Net change in unrealized appreciation/ depreciation on futures contracts	(81)	7,707	(4,223)
Net change in accrued foreign taxes on unrealized gains	(58,697)	—	—
Net realized/unrealized gains (losses) on investments	3,200,380	32,461,548	22,407,061
Change in net assets resulting from operations	$3,680,845	$35,811,014	$24,024,539

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2020

  (Unaudited)

	VictoryShares International High Div Volatility Wtd ETF	VictoryShares Emerging Market High Div Volatility Wtd ETF	VictoryShares Dividend Accelerator ETF
Investment Income:
Dividends	$1,177,092	$660,545	$3,033,187
Interest	—	7	97
Securities lending (net of fees)	14,142	6	61
Foreign tax withholding	(164,505)	(88,240)	—
Total Income	1,026,729	572,318	3,033,345
Expenses:
Investment advisory fees	107,524	48,397	415,654
Administration fees	16,331	6,508	83,692
Sub-Administration fees	8,925	9,916	8,947
Custodian fees	14,758	43,794	6,401
Servicing fees	2,065	2,010	2,010
Trustees' fees	2,806	1,209	10,524
Compliance fees	289	110	1,179
Legal and audit fees	6,549	7,067	15,662
Line of credit fees	—	42	—
Other expenses	8,023	8,360	12,918
Total Expenses	167,270	127,413	556,987
Expenses waived/reimbursed by Adviser	(46,462)	(73,518)	(69,946)
Net Expenses	120,808	53,895	487,041
Net Investment Income (Loss)	905,921	518,423	2,546,304
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(2,375,967)	(1,469,366)	2,006,200
Net realized gains (losses) from futures contracts	48,701	58,383	196,233
Net realized gains (losses) from in-kind redemptions	1,456,257	106,717	1,388,307
Net change in unrealized appreciation/ depreciation on investment securities and foreign currency translations	9,618,312	3,920,478	45,682,714
Net change in unrealized appreciation/ depreciation on futures contracts	(73)	789	9,112
Net realized/unrealized gains (losses) on investments	8,747,230	2,617,001	49,282,566
Change in net assets resulting from operations	$9,653,151	$3,135,424	$51,828,870

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2020

  (Unaudited)

	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Investment Income:
Dividends	$1,910,818	$5,079,999	$9,770,490
Interest	154	—	—
Securities lending (net of fees)	201	14,427	3,178
Total Income	1,911,173	5,094,426	9,773,668
Expenses:
Investment advisory fees	229,830	1,001,908	900,250
Administration fees	46,373	201,811	181,416
Sub-Administration fees	8,947	8,925	8,925
Custodian fees	4,695	13,615	13,143
Servicing fees	1,974	2,106	2,106
Trustees' fees	6,592	27,945	25,426
Compliance fees	708	3,024	2,748
Legal and audit fees	10,065	33,436	32,634
Other expenses	10,305	48,549	46,466
Total Expenses	319,489	1,341,319	1,213,114
Expenses waived/reimbursed by Adviser	(50,715)	(167,886)	(159,240)
Net Expenses	268,774	1,173,433	1,053,874
Net Investment Income (Loss)	1,642,399	3,920,993	8,719,794
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	399,117	4,235,692	19,757,767
Net realized gains (losses) from futures contracts	81,832	412,036	585,293
Net realized gains (losses) from in-kind redemptions	4,402,329	1,425,159	3,048,577
Net change in unrealized appreciation/ depreciation on investment securities	10,142,769	117,490,350	63,972,663
Net change in unrealized appreciation/ depreciation on futures contracts	17,532	63,483	47,455
Net realized/unrealized gains (losses) on investments	15,043,579	123,626,720	87,411,755
Change in net assets resulting from operations	$16,685,978	$127,547,713	$96,131,549
See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2020

  (Unaudited)

	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF	VictoryShares Nasdaq Next 50 ETF(a)
Investment Income:
Dividends	$368,763	$489,578	$173,515
Income distributed from affiliated investments	535	—	—
Interest	—	155	16
Securities lending (net of fees)	1,540	5,501	7,802
Foreign tax withholding	(226)	(64,206)	(1,497)
Total Income	370,612	431,028	179,836
Expenses:
Investment advisory fees	64,326	90,012	36,891
Administration fees	12,956	13,622	14,646
Sub-Administration fees	8,928	8,925	—
Custodian fees	2,098	73,929	—
Servicing fees	2,048	2,065	1,183
Trustees' fees	2,039	2,388	1,396
Compliance fees	202	233	178
Legal and audit fees	5,217	5,930	5,159
Printing fees	6,094	6,856	2,963
Other expenses	2,773	9,082	12,132
Total Expenses	106,681	213,042	74,548
Expenses waived/reimbursed by Adviser	(31,329)	(111,571)	(29,604)
Net Expenses	75,352	101,471	44,944
Net Investment Income (Loss)	295,260	329,557	134,892
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	2,257,044	(704,770)	(466,702)
Net realized gains (losses) from affiliated investment securities	9	—	—
Net realized gains (losses) from futures contracts	45,452	36,648	33,145
Net realized gains (losses) from in-kind redemptions on unaffiliated securities	985,068	1,717,516	4,248,059
Net realized gains (losses) from in-kind redemptions on affiliated securities	2,577	—	—
Net change in unrealized appreciation/ depreciation on unaffiliated investment securities	7,651,192	6,293,738	15,018,553
Net change in unrealized appreciation/ depreciation on affiliated investment securities	33,491	—	—
Net change in unrealized appreciation/ depreciation on futures contracts	(3,154)	2,009	4,697
Net realized/unrealized gains (losses) on investments	10,971,679	7,345,141	18,837,752
Change in net assets resulting from operations	$11,266,939	$7,674,698	$18,972,644

(a)  VictoryShares Nasdaq Next 50 ETF Fund commenced operations on September 9, 2020.

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2020

  (Unaudited)

	VictoryShares Top Veteran Employers ETF(a)		VictoryShares Protect America ETF(b)
Investment Income:
Dividends	$8,518		$7,430
Interest	—	(c)	—	(c)
Securities lending (net of fees)	—		1
Total Income	8,518		7,431
Expenses:
Investment advisory fees	2,421		2,448
Administration fees	261		264
Sub-Administration fees	2,731		2,683
Custodian fees	462		452
Servicing fees	360		360
Trustees' fees	149		146
Compliance fees	38		37
Legal and audit fees	1,680		1,654
Registration and filing fees	605		587
Printing fees	1,520		1,502
Other expenses	720		715
Total Expenses	10,947		10,848
Expenses waived/reimbursed by Adviser	(8,295)		(8,165)
Net Expenses	2,652		2,683
Net Investment Income (Loss)	5,866		4,748
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	22,681		409
Net change in unrealized appreciation/depreciation on investment securities	256,835		333,160
Net realized/unrealized gains (losses) on investments	279,516		333,569
Change in net assets resulting from operations	$285,382		$338,317

(a)  VictoryShares Top Veteran Employers ETF Fund commenced on November 3, 2020.

(b)  VictoryShares Protect America ETF Fund commenced on November 4, 2020.

(c)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$4,114,253	$11,430,747	$146,074	$325,336	$737,790	$1,712,775
Net realized gains (losses) from investments	17,570,818	(8,106,151)	(505,851)	(2,962,991)	(1,126,794)	(4,588,893)
Net change in unrealized appreciation/ depreciation on investments	121,450,762	(37,017,453)	5,985,302	(729,592)	18,499,406	(3,660,392)
Change in net assets resulting from operations	143,135,833	(33,692,857)	5,625,525	(3,367,247)	18,110,402	(6,536,510)
Change in net assets resulting from distributions to shareholders	(4,832,909)	(11,639,455)	(169,044)	(333,395)	(1,046,819)	(1,636,991)
Change in net assets resulting from capital transactions	(126,131,590)	(16,437,793)	—	(10,023,892)	11,869,461	55,078,264
Change in net assets	12,171,334	(61,770,105)	5,456,481	(13,724,534)	28,933,044	46,904,763
Net Assets:
Beginning of period	670,004,867	731,774,972	16,089,411	29,813,945	83,119,960	36,215,197
End of period	$682,176,201	$670,004,867	$21,545,892	$16,089,411	$112,053,004	$83,119,960
Capital Transactions:
Proceeds from shares issued	3,066,868	176,174,573	—	4,863,773	11,869,461	63,002,989
Cost of shares redeemed	(129,198,458)	(192,612,366)	—	(14,887,665)	—	(7,924,725)
Change in net assets resulting from capital transactions	(126,131,590)	(16,437,793)	—	(10,023,892)	11,869,461	55,078,264
Share Transactions:
Issued	50,000	3,300,000	—	100,000	300,000	1,700,000
Redeemed	(2,350,000)	(4,000,000)	—	(350,000)	—	(250,000)
Change in Shares	(2,300,000)	(700,000)	—	(250,000)	300,000	1,450,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares Emerging Market Volatility Wtd ETF		VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$480,465	$1,024,423	$3,349,466	$10,457,657	$1,617,478	$3,214,648
Net realized gains (losses) from investments	(1,869,550)	(4,295,294)	(5,815,982)	(27,598,774)	(1,663,149)	(11,297,828)
Net change in unrealized appreciation/ depreciation on investments	5,069,930	(3,714,989)	38,277,530	(42,199,209)	24,070,210	(8,242,123)
Change in net assets resulting from operations	3,680,845	(6,985,860)	35,811,014	(59,340,326)	24,024,539	(16,325,303)
Change in net assets resulting from distributions to shareholders	(648,898)	(831,383)	(3,653,099)	(10,982,914)	(2,060,082)	(3,347,836)
Change in net assets resulting from capital transactions	(36,210,638)	32,121,357	(39,498,810)	(67,568,336)	11,409,162	10,537,591
Change in net assets	(33,178,691)	24,304,114	(7,340,895)	(137,891,576)	33,373,619	(9,135,548)
Net Assets:
Beginning of period	42,638,427	18,334,313	193,635,301	331,526,877	66,141,742	75,277,290
End of period	$9,459,736	$42,638,427	$186,294,406	$193,635,301	$99,515,361	$66,141,742
Capital Transactions:
Proceeds from shares issued	1,146,316	35,201,851	—	175,033,492	20,531,238	61,100,744
Cost of shares redeemed	(37,356,954)	(3,080,494)	(39,498,810)	(242,601,828)	(9,122,076)	(50,563,153)
Change in net assets resulting from capital transactions	(36,210,638)	32,121,357	(39,498,810)	(67,568,336)	11,409,162	10,537,591
Share Transactions:
Issued	50,000	1,350,000	—	3,700,000	450,000	1,400,000
Redeemed	(1,600,000)	(150,000)	(950,000)	(5,850,000)	(250,000)	(1,300,000)
Change in Shares	(1,550,000)	1,200,000	(950,000)	(2,150,000)	200,000	100,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF		VictoryShares Dividend Accelerator ETF
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$905,921	$2,619,735	$518,423	$1,591,736	$2,546,304	$2,715,156
Net realized gains (losses) from investments	(871,009)	(11,187,546)	(1,304,266)	(6,079,435)	3,590,740	(5,716,266)
Net change in unrealized appreciation/ depreciation on investments	9,618,239	(7,487,291)	3,921,267	(3,444,499)	45,691,826	3,435,766
Change in net assets resulting from operations	9,653,151	(16,055,102)	3,135,424	(7,932,198)	51,828,870	434,656
Change in net assets resulting from distributions to shareholders	(1,203,437)	(2,460,188)	(579,505)	(1,690,396)	(2,920,871)	(2,413,888)
Change in net assets resulting from capital transactions	(48,083,645)	40,017,292	(7,534,639)	(8,949,498)	35,251,507	220,806,252
Change in net assets	(39,633,931)	21,502,002	(4,978,720)	(18,572,092)	84,159,506	218,827,020
Net Assets:
Beginning of period	62,042,031	40,540,029	21,679,174	40,251,266	235,276,609	16,449,589
End of period	$22,408,100	$62,042,031	$16,700,454	$21,679,174	$319,436,115	$235,276,609
Capital Transactions:
Proceeds from shares issued	—	51,700,753	—	5,939,593	40,836,449	239,360,512
Cost of shares redeemed	(48,083,645)	(11,683,461)	(7,534,639)	(14,889,091)	(5,584,942)	(18,554,260)
Change in net assets resulting from capital transactions	(48,083,645)	40,017,292	(7,534,639)	(8,949,498)	35,251,507	220,806,252
Share Transactions:
Issued	—	1,600,000	—	250,000	1,100,000	7,150,000
Redeemed	(1,700,000)	(400,000)	(350,000)	(800,000)	(150,000)	(550,000)
Change in Shares	(1,700,000)	1,200,000	(350,000)	(550,000)	950,000	6,600,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Multi-Factor Minimum Volatility ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$1,642,399	$3,305,520	$3,920,993	$8,359,234	$8,719,794	$19,107,515
Net realized gains (losses) from investments	4,883,278	(6,565,700)	6,072,887	54,278,678	23,391,637	6,923,829
Net change in unrealized appreciation/ depreciation on investments	10,160,301	2,884,358	117,553,833	(16,435,854)	64,020,118	408,079
Change in net assets resulting from operations	16,685,978	(375,822)	127,547,713	46,202,058	96,131,549	26,439,423
Change in net assets resulting from distributions to shareholders	(1,808,618)	(3,232,593)	(4,095,328)	(9,141,838)	(9,451,505)	(19,790,977)
Change in net assets resulting from capital transactions	(23,914,217)	115,578,154	21,116,345	(256,176,351)	(7,309,012)	(137,570,641)
Change in net assets	(9,036,857)	111,969,739	144,568,730	(219,116,131)	79,371,032	(130,922,195)
Net Assets:
Beginning of period	155,182,314	43,212,575	609,613,238	828,729,369	565,892,026	696,814,221
End of period	$146,145,457	$155,182,314	$754,181,968	$609,613,238	$645,263,058	$565,892,026
Capital Transactions:
Proceeds from shares issued	8,105,277	153,857,553	26,579,724	2,604,112	12,681,671	39,877,087
Cost of shares redeemed	(32,019,494)	(38,279,399)	(5,463,379)	(258,780,463)	(19,990,683)	(177,447,728)
Change in net assets resulting from capital transactions	(23,914,217)	115,578,154	21,116,345	(256,176,351)	(7,309,012)	(137,570,641)
Share Transactions:
Issued	250,000	4,900,000	450,000	50,000	250,000	900,000
Redeemed	(1,000,000)	(1,250,000)	(100,000)	(5,250,000)	(400,000)	(4,050,000)
Change in Shares	(750,000)	3,650,000	350,000	(5,200,000)	(150,000)	(3,150,000)

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF		VictoryShares Nasdaq Next 50 ETF
	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Year Ended June 30, 2020	For the Period September 9, 2020(a) through December 31, 2020 (unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$295,260	$666,883	$329,557	$1,380,661	$134,892
Net realized gains (losses) from investments	3,290,150	(1,534,257)	1,049,394	(11,742,934)	3,814,502
Net change in unrealized appreciation/depreciation on investments	7,681,529	1,632,537	6,295,747	(2,332,722)	15,023,250
Change in net assets resulting from operations	11,266,939	765,163	7,674,698	(12,694,995)	18,972,644
Change in net assets resulting from distributions to shareholders	(314,273)	(764,303)	(401,549)	(1,518,775)	(138,070)
Change in net assets resulting from capital transactions	(422,626)	(55,411,980)	(13,041,929)	(48,077,018)	95,920,559
Change in net assets	10,530,040	(55,411,120)	(5,768,780)	(62,290,788)	114,755,133
Net Assets:
Beginning of period	37,202,627	92,613,747	48,455,187	110,745,975	—
End of period	$47,732,667	$37,202,627	$42,686,407	$48,455,187	$114,755,133
Capital Transactions:
Proceeds from shares issued	4,039,461	6,387,747	—	—	116,637,798
Cost of shares redeemed	(4,462,087)	(61,799,727)	(13,041,929)	(48,077,018)	(20,717,239)
Change in net assets resulting from capital transactions	(422,626)	(55,411,980)	(13,041,929)	(48,077,018)	95,920,559
Share Transactions:
Issued	100,000	200,000	—	—	4,275,000
Redeemed	(100,000)	(1,700,000)	(450,000)	(1,650,000)	(650,000)
Change in Shares	—	(1,500,000)	(450,000)	(1,650,000)	3,625,000

(a)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares Top Veteran Employers ETF	VictoryShares Protect America ETF
	For the Period November 3, 2020(a) through December 31, 2020 (unaudited)	For the Period November 4, 2020(a) through December 31, 2020 (unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$5,866	$4,748
Net realized gains (losses) from investments	22,681	409
Net change in unrealized appreciation/depreciation on investments	256,835	333,160
Change in net assets resulting from operations	285,382	338,317
Change in net assets resulting from distributions to shareholders	(5,842)	(4,734)
Change in net assets resulting from capital transactions	2,562,420	2,586,933
Change in net assets	2,841,960	2,920,516
Net Assets:
Beginning of period	—	—
End of period	$2,841,960	$2,920,516
Capital Transactions:
Proceeds from shares issued	2,562,420	2,586,933
Change in net assets resulting from capital transactions	2,562,420	2,586,933
Share Transactions:
Issued	100,000	100,000
Change in Shares	100,000	100,000

(a)  Commencement of operations

See notes to financial statements.

Victory Portfolios II	Financial Highlights
		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares US 500 Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	$50.57	0.35	11.79	12.14	(0.41)	—
Year Ended 6/30/20	$52.46	0.77	(1.88)	(1.11)	(0.78)	—
Year Ended 6/30/19	$49.34	0.73	3.09	3.82	(0.70)	—
Year Ended 6/30/18	$44.05	0.63	5.26	5.89	(0.60)	—
Year Ended 6/30/17	$37.24	0.60	6.71	7.31	(0.50)	—
Year Ended 6/30/16	$36.78	0.57	0.42	0.99	(0.51)	(0.02)
VictoryShares US Small Cap Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	$40.22	0.37	13.69	14.06	(0.42)	—
Year Ended 6/30/20	$45.87	0.59	(5.62)	(5.03)	(0.62)	—
Year Ended 6/30/19	$48.54	0.63	(2.62)	(1.99)	(0.68)	—
Year Ended 6/30/18	$42.40	0.50	6.14	6.64	(0.50)	—
Year Ended 6/30/17	$34.35	0.50	8.01	8.51	(0.46)	—
7/7/15(e) through 6/30/16	$35.00	0.41	(0.72)	(0.31)	(0.34)	—
VictoryShares International Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	$34.63	0.30	6.99	7.29	(0.42)	—
Year Ended 6/30/20	$38.12	0.77	(3.51)	(2.74)	(0.75)	—
Year Ended 6/30/19	$39.09	1.17	(1.07)	0.10	(1.07)	—
Year Ended 6/30/18	$37.20	1.04	1.81	2.85	(0.96)	—
Year Ended 6/30/17	$32.11	0.76	5.10	5.86	(0.77)	—
8/19/15(e) through 6/30/16	$35.00	0.85	(3.15)	(2.30)	(0.59)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transaction.

(e)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued
				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares US 500 Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	(0.41)	$62.30	24.10%	0.35%	1.23%	0.40%	$682,176	20%
Year Ended 6/30/20	(0.78)	$50.57	(2.12)%	0.35%	1.49%	0.40%	$670,005	28%
Year Ended 6/30/19	(0.70)	$52.46	7.86%	0.35%	1.48%	0.40%	$731,775	46%
Year Ended 6/30/18	(0.60)	$49.34	13.42%	0.35%	1.32%	0.41%	$567,370	36%
Year Ended 6/30/17	(0.50)	$44.05	19.72%	0.35%	1.43%	0.47%	$292,921	26%
Year Ended 6/30/16	(0.53)	$37.24	2.78%	0.35%	1.59%	0.74%	$44,689	31%
VictoryShares US Small Cap Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	(0.42)	$53.86	35.12%	0.35%	1.61%	0.61%	$21,546	37%
Year Ended 6/30/20	(0.62)	$40.22	(11.00)%	0.35%	1.35%	0.55%	$16,089	50%
Year Ended 6/30/19	(0.68)	$45.87	(4.07)%	0.35%	1.36%	0.46%	$29,814	62%
Year Ended 6/30/18	(0.50)	$48.54	15.75%	0.35%	1.10%	0.47%	$41,261	47%
Year Ended 6/30/17	(0.46)	$42.40	24.86%	0.35%	1.25%	0.68%	$25,438	47%
7/7/15(e) through 6/30/16	(0.34)	$34.35	(0.86)%	0.35%	1.28%	1.44%	$10,304	50%
VictoryShares International Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	(0.42)	$41.50	21.16%	0.45%	1.57%	0.63%	$112,053	25%
Year Ended 6/30/20	(0.75)	$34.63	(7.23)%	0.45%	2.12%	0.64%	$83,120	41%
Year Ended 6/30/19	(1.07)	$38.12	0.33%	0.45%	3.14%	0.73%	$36,215	53%
Year Ended 6/30/18	(0.96)	$39.09	7.62%	0.45%	2.61%	0.98%	$21,497	37%
Year Ended 6/30/17	(0.77)	$37.20	18.44%	0.45%	2.25%	1.54%	$13,021	46%
8/19/15(e) through 6/30/16	(0.59)	$32.11	(6.58)%	0.45%	2.99%	2.31%	$12,844	31%

See notes to financial statements.

Victory Portfolios II	Financial Highlights
		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares Emerging Market Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	$22.44	0.37	4.57	4.94	(0.35)	—
Year Ended 6/30/20	$26.19	0.56	(3.76)	(3.20)	(0.55)	—
Year Ended 6/30/19	$27.07	0.63	0.43	1.06	(0.53)	(1.41)
Year Ended 6/30/18	$27.83	0.64	0.29	0.93	(0.60)	(1.09)
Year Ended 6/30/17	$25.28	0.55	2.64	3.19	(0.52)	(0.12)
3/22/16(e) through 6/30/16	$25.00	0.25	0.13	0.38	(0.10)	—
VictoryShares US Large Cap High Div Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	$39.52	0.77	7.72	8.49	(0.85)	—
Year Ended 6/30/20	$47.03	1.58	(7.44)	(5.86)	(1.65)	—
Year Ended 6/30/19	$45.06	1.51	1.83	3.34	(1.37)	—
Year Ended 6/30/18	$42.17	1.34	2.92	4.26	(1.37)	—
Year Ended 6/30/17	$37.58	1.24	4.46	5.70	(1.11)	—
7/7/15(e) through 6/30/16	$35.00	1.28	2.35	3.63	(1.05)	—
VictoryShares US Small Cap High Div Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	$36.75	0.95	13.22	14.17	(1.16)	—
Year Ended 6/30/20	$44.28	1.53	(7.47)	(5.94)	(1.59)	—
Year Ended 6/30/19	$45.96	1.38	(1.74)	(0.36)	(1.32)	—
Year Ended 6/30/18	$40.41	1.39	5.61	7.00	(1.45)	—
Year Ended 6/30/17	$35.40	1.43	4.93	6.36	(1.35)	—
7/7/15(e) through 6/30/16	$35.00	1.18	0.21	1.39	(0.99)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued
				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares Emerging Market Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	(0.35)	$27.03	22.22%	0.50%	3.14%	1.36%	$9,460	49%
Year Ended 6/30/20	(0.55)	$22.44	(12.35)%	0.50%	2.35%	1.03%	$42,638	47%
Year Ended 6/30/19	(1.94)	$26.19	4.46%	0.50%	2.44%	1.41%	$18,334	60%
Year Ended 6/30/18	(1.69)	$27.07	3.09%	0.50%	2.19%	1.23%	$18,949	53%
Year Ended 6/30/17	(0.64)	$27.83	12.76%	0.50%	2.11%	1.91%	$33,393	38%
3/22/16(e) through 6/30/16	(0.10)	$25.28	1.56%	0.50%	3.70%	6.26%	$12,642	1%
VictoryShares US Large Cap High Div Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	(0.85)	$47.16	21.73%	0.35%	3.61%	0.43%	$186,294	35%
Year Ended 6/30/20	(1.65)	$39.52	(12.78)%	0.35%	3.47%	0.41%	$193,635	56%
Year Ended 6/30/19	(1.37)	$47.03	7.59%	0.35%	3.33%	0.42%	$331,527	66%
Year Ended 6/30/18	(1.37)	$45.06	10.23%	0.35%	3.04%	0.42%	$144,187	52%
Year Ended 6/30/17	(1.11)	$42.17	15.37%	0.35%	3.05%	0.45%	$120,181	48%
7/7/15(e) through 6/30/16	(1.05)	$37.58	10.62%	0.35%	3.69%	0.72%	$41,333	46%
VictoryShares US Small Cap High Div Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	(1.16)	$49.76	39.13%	0.35%	4.57%	0.45%	$99,515	49%
Year Ended 6/30/20	(1.59)	$36.75	(13.61)%	0.35%	3.69%	0.44%	$66,142	68%
Year Ended 6/30/19	(1.32)	$44.28	(0.70)%	0.35%	3.10%	0.44%	$75,277	83%
Year Ended 6/30/18	(1.45)	$45.96	17.64%	0.35%	3.23%	0.45%	$43,665	68%
Year Ended 6/30/17	(1.35)	$40.41	18.07%	0.35%	3.65%	0.55%	$32,325	65%
7/7/15(e) through 6/30/16	(0.99)	$35.40	4.15%	0.35%	3.59%	0.92%	$14,160	78%

See notes to financial statements.

Victory Portfolios II	Financial Highlights
		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares International High Div Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	$25.32	0.46	4.72	5.18	(0.62)	—
Year Ended 6/30/20	$32.43	1.02	(7.13)	(6.11)	(1.00)	—
Year Ended 6/30/19	$33.94	1.63	(1.48)	0.15	(1.66)	—
Year Ended 6/30/18	$34.25	1.47	(0.41)	1.06	(1.37)	—
Year Ended 6/30/17	$30.65	1.40	3.47	4.87	(1.27)	—
8/19/15(e) through 6/30/16	$35.00	1.37	(4.71)	(3.34)	(1.01)	—
VictoryShares Emerging Market High Div Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	$19.71	0.49	2.60	3.09	(0.53)	—
Year Ended 6/30/20	$24.39	0.94	(4.63)	(3.69)	(0.99)	—
Year Ended 6/30/19	$23.92	1.31	0.35	1.66	(1.05)	(0.14)
10/26/17(e) through 6/30/18	$24.95	0.78	(1.29)	(0.51)	(0.52)	—
VictoryShares Dividend Accelerator ETF
Six Months Ended 12/31/20 (unaudited)	$33.14	0.34	6.58	6.92	(0.38)	—
Year Ended 6/30/20	$32.90	0.55	0.19 (g)	0.74	(0.50)	—
Year Ended 6/30/19	$28.41	0.48	4.47	4.95	(0.46)	—
Year Ended 6/30/18	$25.95	0.48	2.45	2.93	(0.47)	—
4/18/17(e) through 6/30/17	$25.26	0.12	0.65	0.77	(0.08)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  Commencement of operations.

(f)  During the period the Fund paid interest fees. Excluding these fees, the ratio of net expense to average net assets for the year was 0.50%.

(g)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued
				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares International High Div Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	(0.62)	$29.88	20.68%	0.45%		3.37%	0.62%	$22,408	62%
Year Ended 6/30/20	(1.00)	$25.32	(19.22)%	0.45%		3.45%	0.57%	$62,042	71%
Year Ended 6/30/19	(1.66)	$32.43	0.58%	0.45%		5.06%	0.59%	$40,540	76%
Year Ended 6/30/18	(1.37)	$33.94	3.00%	0.45%		4.14%	0.60%	$45,824	58%
Year Ended 6/30/17	(1.27)	$34.25	16.16%	0.45%		4.32%	0.77%	$32,541	69%
8/19/15(e) through 6/30/16	(1.01)	$30.65	(9.63)%	0.45%		4.98%	1.17%	$16,855	53%
VictoryShares Emerging Market High Div Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	(0.53)	$22.27	15.97%	0.50%		4.81%	1.18%	$16,700	52%
Year Ended 6/30/20	(0.99)	$19.71	(15.55)%	0.50%		4.24%	0.85%	$21,679	86%
Year Ended 6/30/19	(1.19)	$24.39	7.30%	0.51	%(f)	5.52%	0.88%	$40,251	103%
10/26/17(e) through 6/30/18	(0.52)	$23.92	(2.17)%	0.50%		4.44%	1.05%	$21,532	52%
VictoryShares Dividend Accelerator ETF
Six Months Ended 12/31/20 (unaudited)	(0.38)	$39.68	20.99%	0.35%		1.83%	0.40%	$319,436	11%
Year Ended 6/30/20	(0.50)	$33.14	2.23%	0.35%		1.65%	0.42%	$235,277	74%
Year Ended 6/30/19	(0.46)	$32.90	17.60%	0.35%		1.57%	0.59%	$16,450	62%
Year Ended 6/30/18	(0.47)	$28.41	11.33%	0.35%		1.75%	0.67%	$7,102	43%
4/18/17(e) through 6/30/17	(0.08)	$25.95	3.05%	0.35%		2.31%	1.92%	$3,893	—%

See notes to financial statements.

Victory Portfolios II	Financial Highlights
		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares US Multi-Factor Minimum Volatility ETF
Six Months Ended 12/31/20 (unaudited)	$30.73	0.35	3.30		3.65	(0.39)	—
Year Ended 6/30/20	$30.87	0.70	(0.14	)(e)	0.56	(0.70)	—
Year Ended 6/30/19	$27.58	0.73	3.20		3.93	(0.64)	—
Year Ended 6/30/18	$24.83	0.63	2.69		3.32	(0.57)	—
6/22/17(f) through 6/30/17	$24.97	0.02	(0.16)		(0.14)	—	—
VictoryShares US 500 Enhanced Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	$51.88	0.33	10.46		10.79	(0.34)	—
Year Ended 6/30/20	$48.89	0.60	3.04		3.64	(0.65)	—
Year Ended 6/30/19	$49.30	0.73	(0.42)		0.31	(0.72)	—
Year Ended 6/30/18	$44.00	0.64	5.25		5.89	(0.59)	—
Year Ended 6/30/17	$37.23	0.58	6.71		7.29	(0.52)	—
Year Ended 6/30/16	$36.76	0.56	0.45		1.01	(0.54)	—
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	$46.58	0.72	7.25		7.97	(0.78)	—
Year Ended 6/30/20	$45.54	1.39	1.09		2.48	(1.44)	—
Year Ended 6/30/19	$46.29	1.46	(0.80)		0.66	(1.41)	—
Year Ended 6/30/18	$43.30	1.39	2.99		4.38	(1.39)	—
Year Ended 6/30/17	$38.59	1.28	4.58		5.86	(1.15)	—
Year Ended 6/30/16	$35.38	1.27	3.18		4.45	(1.24)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  Commencement of operations.

(g)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued
				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares US Multi-Factor Minimum Volatility ETF
Six Months Ended 12/31/20 (unaudited)	(0.39)	$33.99	11.94%	0.35%	2.14%	0.42%	$146,145	29%
Year Ended 6/30/20	(0.70)	$30.73	1.82%	0.35%	2.23%	0.42%	$155,182	69%
Year Ended 6/30/19	(0.64)	$30.87	14.47%	0.35%	2.50%	0.48%	$43,213	34%
Year Ended 6/30/18	(0.57)	$27.58	13.41%	0.35%	2.33%	0.74%	$8,273	26%
6/22/17(f) through 6/30/17	—	$24.83	(0.54)%	0.35%	3.20%	7.21%	$2,483	—%
VictoryShares US 500 Enhanced Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	(0.34)	$62.33	20.86%	0.35%	1.17%	0.40%	$754,182	22%
Year Ended 6/30/20	(0.65)	$51.88	7.49%	0.35%	1.20%	0.40%	$609,613	56%
Year Ended 6/30/19	(0.72)	$48.89	0.69%	0.35%	1.51%	0.40%	$828,729	116	%(g)
Year Ended 6/30/18	(0.59)	$49.30	13.42%	0.35%	1.32%	0.41%	$951,411	37%
Year Ended 6/30/17	(0.52)	$44.00	19.72%	0.35%	1.42%	0.45%	$415,847	26%
Year Ended 6/30/16	(0.54)	$37.23	2.79%	0.35%	1.56%	0.58%	$141,470	36%
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	(0.78)	$53.77	17.27%	0.35%	2.90%	0.40%	$645,263	33%
Year Ended 6/30/20	(1.44)	$46.58	5.49%	0.35%	3.02%	0.40%	$565,892	116%
Year Ended 6/30/19	(1.41)	$45.54	1.52%	0.35%	3.22%	0.40%	$696,814	143	%(g)
Year Ended 6/30/18	(1.39)	$46.29	10.23%	0.35%	3.06%	0.41%	$738,260	52%
Year Ended 6/30/17	(1.15)	$43.30	15.35%	0.35%	3.06%	0.43%	$471,927	49%
Year Ended 6/30/16	(1.24)	$38.59	12.89%	0.35%	3.51%	0.56%	$156,278	52%

See notes to financial statements.

Victory Portfolios II	Financial Highlights
		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	$39.16	0.30	11.10		11.40	(0.32)	(0.32)	$50.24	29.23%
Year Ended 6/30/20	$37.80	0.44	1.42	(e)	1.86	(0.50)	(0.50)	$39.16	5.00%
Year Ended 6/30/19	$47.41	0.64	(9.61)		(8.97)	(0.64)	(0.64)	$37.80	(19.04)%
Year Ended 6/30/18	$41.41	0.50	5.98		6.48	(0.48)	(0.48)	$47.41	15.75%
Year Ended 6/30/17	$33.55	0.49	7.84		8.33	(0.47)	(0.47)	$41.41	24.91%
Year Ended 6/30/16	$39.23	0.34	(5.71	)(g)	(5.37)	(0.31)	(0.31)	$33.55	(13.70)%
VictoryShares Developed Enhanced Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	$26.92	0.21	4.76		4.97	(0.27)	(0.27)	$31.62	18.54%
Year Ended 6/30/20	$32.10	0.52	(5.14)		(4.62)	(0.56)	(0.56)	$26.92	(14.55)%
Year Ended 6/30/19	$33.79	0.85	(1.59)		(0.74)	(0.95)	(0.95)	$32.10	(2.16)%
Year Ended 6/30/18	$32.22	0.94	1.45		2.39	(0.82)	(0.82)	$33.79	7.41%
Year Ended 6/30/17	$29.00	0.78	2.90	(g)	3.68	(0.46)	(0.46)	$32.22	12.79	%(h)
Year Ended 6/30/16	$35.19	0.67	(6.27)		(5.60)	(0.59)	(0.59)	$29.00	(15.96)%
VictoryShares Nasdaq Next 50 ETF
9/9/20(i) through 12/31/20	$25.45	0.05	6.20		6.25	(0.04)	(0.04)	$31.66	24.55%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

(g)  Includes $0.07 gain derived from a payment from affiliate.

(h)  Before the payment from affiliate for the loss resulting from a trade error, the total return for the year would have been 12.55%.

(i)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued
	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	0.35%	1.37%	0.50%	$47,733	37%
Year Ended 6/30/20	0.35%	1.19%	0.47%	$37,203	232%
Year Ended 6/30/19	0.35%	1.48%	0.42%	$92,614	398	%(f)
Year Ended 6/30/18	0.35%	1.13%	0.43%	$116,157	47%
Year Ended 6/30/17	0.35%	1.25%	0.55%	$57,971	50%
Year Ended 6/30/16	0.35%	1.00%	0.80%	$26,838	221%
VictoryShares Developed Enhanced Volatility Wtd ETF
Six Months Ended 12/31/20 (unaudited)	0.45%	1.46%	0.94%	$42,686	36%
Year Ended 6/30/20	0.45%	1.69%	0.65%	$48,455	33%
Year Ended 6/30/19	0.45%	2.63%	0.56%	$110,746	154	%(f)
Year Ended 6/30/18	0.45%	2.73%	0.58%	$179,103	38%
Year Ended 6/30/17	0.45%	2.59%	0.86%	$82,150	164%
Year Ended 6/30/16	0.45%	2.16%	1.36%	$34,797	211%
VictoryShares Nasdaq Next 50 ETF
9/9/20(i) through 12/31/20	0.18%	0.54%	0.30%	$114,755	46%

See notes to financial statements.

Victory Portfolios II	Financial Highlights
		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares Top Veteran Employers ETF
11/3/20(d) through 12/31/20	$25.62	0.06	2.80	2.86	(0.06)	(0.06)	$28.42	11.14%
VictoryShares Protect America ETF
11/4/20(d) through 12/31/20	$25.87	0.05	3.34	3.39	(0.05)	(0.05)	$29.21	13.08%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Commencement of operations.

(e)  Amount is less than 0.5%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued
	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)
VictoryShares Top Veteran Employers ETF
11/3/20(d) through 12/31/20	0.60%	1.33%	2.48%	$2,842	5%
VictoryShares Protect America ETF
11/4/20(d) through 12/31/20	0.60%	1.06%	2.43%	$2,921	—	%(e)

See notes to financial statements.

Victory Portfolios II	Notes to Financial Statements December 31, 2020

  (Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012, as a Delaware statutory trust as a successor to a company named "Compass EMP Funds Trust." The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 27 funds, 25 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following 17 Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)
VictoryShares US 500 Volatility Wtd ETF	US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF	US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF	International Volatility Wtd ETF
VictoryShares Emerging Market Volatility Wtd ETF	Emerging Market Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF	US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF	US Small Cap High Div Volatility Wtd ETF
VictoryShares International High Div Volatility Wtd ETF	International High Div Volatility Wtd ETF
VictoryShares Emerging Market High Div Volatility Wtd ETF	Emerging Market High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF	Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF	US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF	US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF	US Discovery Enhanced Volatility Wtd ETF
VictoryShares Developed Enhanced Volatility Wtd ETF	Developed Enhanced Volatility Wtd ETF
VictoryShares Nasdaq Next 50 ETF	Nasdaq Next 50 ETF*
VictoryShares Top Veteran Employers ETF	Top Veteran Employers ETF**
VictoryShares Protect America ETF	Protect America ETF***

*  Commenced operations on September 9, 2020.

**  Commenced operations on November 3, 2020.

***  Commenced operations on November 4, 2020.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

Shares of the Funds are listed and traded on Nasdaq Stock Market, LLC. (the "Exchange"). The Funds issue and redeem shares of a Fund ("Shares") at net asset value ("NAV") only in aggregations of 50,000 Shares, or 25,000 Share in the case of Nasdaq Next 50 ETF, Top Veteran Employers ETF, and Protect America ETF, (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Capital.

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US 500 Volatility Wtd ETF	$750	2.00%
US Small Cap Volatility Wtd ETF	750	2.00%
International Volatility Wtd ETF	6,000	2.00%
Emerging Market Volatility Wtd ETF	9,000	2.00%
US Large Cap High Div Volatility Wtd ETF	250	2.00%
US Small Cap High Div Volatility Wtd ETF	250	2.00%
International High Div Volatility Wtd ETF	1,500	2.00%
Emerging Market High Div Volatility Wtd ETF	3,400	2.00%
Dividend Accelerator ETF	250	2.00%
US Multi-Factor Minimum Volatility ETF	250	2.00%
US 500 Enhanced Volatility Wtd ETF	750	2.00%
US EQ Income Enhanced Volatility Wtd ETF	250	2.00%
US Discovery Enhanced Volatility Wtd ETF	750	2.00%
Developed Enhanced Volatility Wtd ETF	4,500	2.00%
Nasdaq Next 50 ETF	250	2.00%
Top Veteran Employers ETF	250	2.00%
Protect America ETF	250	2.00%

*  As a percentage of the amount invested.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of December 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
US 500 Volatility Wtd ETF
Common Stocks	$680,197,856	$—	$—	$680,197,856
Collateral for Securities Loaned	9,138,419	—	—	9,138,419
Total	$689,336,275	$—	$—	$689,336,275
Other Financial Investments^:
Assets:
Futures	$30,911	$—	$—	$30,911
Total	$30,911	$—	$—	$30,911
US Small Cap Volatility Wtd ETF
Common Stocks	$21,454,074	$—	$—	$21,454,074
Collateral for Securities Loaned	345,054	—	—	345,054
Total	$21,799,128	$—	$—	$21,799,128
Other Financial Investments^:
Assets:
Futures	$3,658	$—	$—	$3,658
Total	$3,658	$—	$—	$3,658

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
International Volatility Wtd ETF
Common Stocks	$111,775,782	$—	$1,407	$111,777,189
Collateral for Securities Loaned	2,675,646	—	—	2,675,646
Total	$114,451,428	$—	$1,407	$114,452,835
Other Financial Investments^:
Liabilities:
Futures	$(299)	$—	$—	$(299)
Total	$(299)	$—	$—	$(299)
Emerging Market Volatility Wtd ETF
Common Stocks	$9,455,957	$18,609	$—	$9,474,566
Total	$9,455,957	$18,609	$—	$9,474,566
US Large Cap High Div Volatility Wtd ETF
Common Stocks	$185,581,780	$—	$—	$185,581,780
Total	$185,581,780	$—	$—	$185,581,780
Other Financial Investments^:
Assets:
Futures	$5,559	$—	$—	$5,559
Total	$5,559	$—	$—	$5,559
US Small Cap High Div Volatility Wtd ETF
Common Stocks	$99,038,750	$—	$—	$99,038,750
Collateral for Securities Loaned	2,884,542	—	—	2,884,542
Total	$101,923,292	$—	$—	$101,923,292
Other Financial Investments^:
Assets:
Futures	$2,491	$—	$—	$2,491
Total	$2,491	$—	$—	$2,491
International High Div Volatility Wtd ETF
Common Stocks	$22,139,700	$—	$—	$22,139,700
Collateral for Securities Loaned	298,358	—	—	298,358
Total	$22,438,058	$—	$—	$22,438,058
Other Financial Investments^:
Liabilities:
Futures	$(334)	$—	$—	$(334)
Total	$(334)	$—	$—	$(334)
Emerging Market High Div Volatility Wtd ETF
Common Stocks	$16,535,848	$—	$—	$16,535,848
Total	$16,535,848	$—	$—	$16,535,848
Other Financial Investments^:
Assets:
Futures	$2,141	$—	$—	$2,141
Total	$2,141	$—	$—	$2,141

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Dividend Accelerator ETF
Common Stocks	$318,247,596	$—	$—	$318,247,596
Total	$318,247,596	$—	$—	$318,247,596
Other Financial Investments^:
Assets:
Futures	$14,567	$—	$—	$14,567
Total	$14,567	$—	$—	$14,567
US Multi-Factor Minimum Volatility ETF
Common Stocks	$145,561,693	$—	$—	$145,561,693
Total	$145,561,693	$—	$—	$145,561,693
Other Financial Investments^:
Assets:
Futures	$9,683	$—	$—	$9,683
Total	$9,683	$—	$—	$9,683
US 500 Enhanced Volatility Wtd ETF
Common Stocks	$751,939,426	$—	$—	$751,939,426
Investment Companies	1,579,670	—	—	1,579,670
Collateral for Securities Loaned	12,462,722	—	—	12,462,722
Total	$765,981,818	$—	$—	$765,981,818
Other Financial Investments^:
Assets:
Futures	$36,010	$—	$—	$36,010
Total	$36,010	$—	$—	$36,010
US EQ Income Enhanced Volatility Wtd ETF
Common Stocks	$642,260,540	$—	$—	$642,260,540
Investment Companies	1,498,833	—	—	1,498,833
Collateral for Securities Loaned	4,453,649	—	—	4,453,649
Total	$648,213,022	$—	$—	$648,213,022
Other Financial Investments^:
Assets:
Futures	$32,711	$—	$—	$32,711
Total	$32,711	$—	$—	$32,711
US Discovery Enhanced Volatility Wtd ETF
Common Stocks	$47,588,147	$—	$—	$47,588,147
Investment Companies	106,420	—	—	106,420
Collateral for Securities Loaned	1,198,900	—	—	1,198,900
Total	$48,893,467	$—	$—	$48,893,467
Other Financial Investments^:
Assets:
Futures	$3,658	$—	$—	$3,658
Total	$3,658	$—	$—	$3,658
Developed Enhanced Volatility Wtd ETF
Common Stocks	$42,320,899	$—	$1,205	$42,322,104
Investment Companies	63,180	—	—	63,180
Collateral for Securities Loaned	1,597,376	—	—	1,597,376
Total	$43,981,455	$—	$1,205	$43,982,660

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Other Financial Investments^:
Assets:
Futures	$1,636	$—	$—	$1,636
Total	$1,636	$—	$—	$1,636
Nasdaq Next 50 ETF
Common Stocks	$114,296,145	$—	$—	$114,296,145
Collateral for Securities Loaned	1,936,842	—	—	1,936,842
Total	$116,232,987	$—	$—	$116,232,987
Other Financial Investments^:
Assets:
Futures	$4,697	$—	$—	$4,697
Total	$4,697	$—	$—	$4,697
Top Veteran Employers ETF
Common Stocks	$2,834,454	$—	$—	$2,834,454
Total	$2,834,454	$—	$—	$2,834,454
Protect America ETF
Common Stocks	$2,914,006	$—	$—	$2,914,006
Total	$2,914,006	$—	$—	$2,914,006

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended December 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real- estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Open-end Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, International High Div Volatility Wtd ETF and Emerging Market Volatility Wtd ETF may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week).

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF and International High Div Volatility Wtd ETF enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2020, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

As of December 31, 2020, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

The table below, as of December 31, 2020, discloses both gross information and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

				Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received	Net Amount
US 500 Volatility Wtd ETF
Futures Goldman Sachs & Co	$11,076	$—	$11,076	$—	$—	$11,076
US Large Cap High Div Volatility Wtd ETF
Futures Goldman Sachs & Co	2,466	—	2,466	—	—	2,466
Dividend Accelerator ETF
Futures Goldman Sachs & Co	6,156	—	6,156	—	—	6,156
US Multi-Factor Minimum Volatility ETF
Futures Goldman Sachs & Co	3,696	—	3,696	—	—	3,696
US 500 Enhanced Volatility Wtd ETF
Futures Goldman Sachs & Co	12,306	—	12,306	—	—	12,306
US EQ Income Enhanced Volatility Wtd ETF
Futures Goldman Sachs & Co	11,082	—	11,082	—	—	11,082
Nasdaq Next 50 ETF
Futures Goldman Sachs & Co	1,760	—	1,760	—	—	1,760
				Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Pledged**	Net Amount
US Small Cap Volatility Wtd ETF
Futures Goldman Sachs & Co	$85	$—	$85	$—	$(85)	$—
International Volatility Wtd ETF
Futures Goldman Sachs & Co	299	—	299	—	(299)	—
US Small Cap High Div Volatility Wtd ETF
Futures Goldman Sachs & Co	249	—	249	—	(249)	—
International High Div Volatility Wtd ETF
Futures Goldman Sachs & Co	860	—	860	—	(860)	—
Emerging Market High Div Volatility Wtd ETF
Futures Goldman Sachs & Co	105	—	105	—	(105)	—
US Discovery Enhanced Volatility Wtd ETF
Futures Goldman Sachs & Co	85	—	85	—	(85)	—
Developed Enhanced Volatility Wtd ETF
Futures Goldman Sachs & Co	860	—	860	—	(860)	—

**  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by each Fund is disclosed on the Statements of Assets and Liabilities.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2020:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:
US 500 Volatility Wtd ETF	$30,911	$—
US Small Cap Volatility Wtd ETF	3,658	—
International Volatility Wtd ETF	—	299
US Large Cap High Div Volatility Wtd ETF	5,559	—
US Small Cap High Div Volatility Wtd ETF	2,491	—
International High Div Volatility Wtd ETF	—	334
Emerging Market High Div Volatility Wtd ETF	2,141	—
Dividend Accelerator ETF	14,567	—
US Multi-Factor Minimum Volatility ETF	9,683	—
US 500 Enhanced Volatility Wtd ETF	36,010	—
US EQ Income Enhanced Volatility Wtd ETF	32,711	—
US Discovery Enhanced Volatility Wtd ETF	3,658	—
Developed Enhanced Volatility Wtd ETF	1,636	—
Nasdaq Next 50 ETF	4,697	—

*  Includes cumulative appreciation/depreciation of futures contracts a as reported on the Schedules of Portfolio Investments. Only current day's variation margin for futures contracts are reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2020:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:
US 500 Volatility Wtd ETF	$405,760	$(16,866)
US Small Cap Volatility Wtd ETF	10,638	842
International Volatility Wtd ETF	60,304	3,555
Emerging Market Volatility Wtd ETF	39,783	(81)
US Large Cap High Div Volatility Wtd ETF	173,946	7,707
US Small Cap High Div Volatility Wtd ETF	84,588	(4,223)
International High Div Volatility Wtd ETF	48,701	(73)
Emerging Market High Div Volatility Wtd ETF	58,383	789
Dividend Accelerator ETF	196,233	9,112
US Multi-Factor Minimum Volatility ETF	81,832	17,532
US 500 Enhanced Volatility Wtd ETF	412,036	63,483
US EQ Income Enhanced Volatility Wtd ETF	585,293	47,455
US Discovery Enhanced Volatility Wtd ETF	45,452	(3,154)
Developed Enhanced Volatility Wtd ETF	36,648	2,009
Nasdaq Next 50 ETF	33,145	4,697

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of December 31, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
US 500 Volatility Wtd ETF	$8,941,082	$8,941,082	$—	$—	$—	$—
US Small Cap Volatility Wtd ETF	337,004	337,004	—	—	—	—
International Volatility Wtd ETF	2,538,487	2,538,487	—	—	—	—

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
US Small Cap High Div Volatility Wtd ETF	$2,796,236	$2,796,236	$—	$—	$—	$—
International High Div Volatility Wtd ETF	283,989	283,989	—	—	—	—
US 500 Enhanced Volatility Wtd ETF	12,140,263	12,140,263	—	—	—	—
US EQ Income Enhanced Volatility Wtd ETF	4,399,668	4,399,668	—	—	—	—
US Discovery Enhanced Volatility Wtd ETF	1,172,578	1,172,578	—	—	—	—
Developed Enhanced Volatility Wtd ETF	1,513,094	1,513,094	—	—	—	—
Nasdaq Next 50 ETF	1,910,686	1,910,686	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as Net realized gains (losses) from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the six months ended December 31, 2020, were as follows:

	Excluding in-kind transactions		Associated with in-kind transactions
	Purchases	Sales	Purchases	Sales
US 500 Volatility Wtd ETF	$131,264,003	$131,336,696	$3,058,314	$128,698,769
US Small Cap Volatility Wtd ETF	6,567,310	6,612,704	—	—
International Volatility Wtd ETF	24,683,467	23,273,209	10,664,088	—
Emerging Market Volatility Wtd ETF	14,027,144	50,722,731	335,529	—
US Large Cap High Div Volatility Wtd ETF	63,598,452	63,208,398	—	39,244,481
US Small Cap High Div Volatility Wtd ETF	34,131,196	34,542,925	20,403,389	9,094,711
International High Div Volatility Wtd ETF	30,789,157	32,889,775	—	45,842,188
Emerging Market High Div Volatility Wtd ETF	10,633,065	13,391,101	—	4,693,822
Dividend Accelerator ETF	30,191,576	30,657,427	40,575,507	5,559,937
US Multi-Factor Minimum Volatility ETF	43,619,761	43,698,499	8,071,416	31,876,117
US 500 Enhanced Volatility Wtd ETF	408,943,563	130,233,176	26,449,739	5,438,098
US EQ Income Enhanced Volatility Wtd ETF	285,538,937	157,694,296	10,505,789	16,684,543
US Discovery Enhanced Volatility Wtd ETF	21,182,883	12,734,916	3,178,640	4,025,855
Developed Enhanced Volatility Wtd ETF	34,255,724	13,458,126	—	11,118,815
Nasdaq Next 50 ETF	32,379,430	32,781,832	116,508,794	20,610,158
Top Veteran Employers ETF	143,174	150,656	2,562,420	—
Protect America ETF	8,320	6,506	2,578,623	—

For the six months ended December 31, 2020, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Amounts incurred and paid to VCM for the six months ended December 31, 2020, are reflected on the Statements of Operations as Investment advisory fees.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
US 500 Volatility Wtd ETF	0.30%
US Small Cap Volatility Wtd ETF	0.30%
International Volatility Wtd ETF	0.40%
Emerging Market Volatility Wtd ETF	0.45%
US Large Cap High Div Volatility Wtd ETF	0.30%
US Small Cap High Div Volatility Wtd ETF	0.30%
International High Div Volatility Wtd ETF	0.40%
Emerging Market High Div Volatility Wtd ETF	0.45%
Dividend Accelerator ETF	0.30%
US Multi-Factor Minimum Volatility ETF	0.30%
US 500 Enhanced Volatility Wtd ETF	0.30%
US EQ Income Enhanced Volatility Wtd ETF	0.30%
US Discovery Enhanced Volatility Wtd ETF	0.30%
Developed Enhanced Volatility Wtd ETF	0.40%
Nasdaq Next 50 ETF	0.25%
Top Veteran Employers ETF	0.55%
Protect America ETF	0.55%

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Sub-Administration fees.

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Custodian fees.

Citibank also serves as the Funds' Transfer Agent. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Transfer agent fees.

Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six ended December 31, 2020, are reflected on the Statements of Operations as Compliance fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

such Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of December 31, 2020, the expense limits (excluding voluntary waivers) are as follows:

	In effect through October 31, 2021
US 500 Volatility Wtd ETF	0.35%
US Small Cap Volatility Wtd ETF	0.35%
International Volatility Wtd ETF	0.45%
Emerging Market Volatility Wtd ETF	0.50%
US Large Cap High Div Volatility Wtd ETF	0.35%
US Small Cap High Div Volatility Wtd ETF	0.35%
International High Div Volatility Wtd ETF	0.45%
Emerging Market High Div Volatility Wtd ETF	0.50%
Dividend Accelerator ETF	0.35%
US Multi-Factor Minimum Volatility ETF	0.35%
US 500 Enhanced Volatility Wtd ETF	0.35%
US EQ Income Enhanced Volatility Wtd ETF	0.35%
US Discovery Enhanced Volatility Wtd ETF	0.35%
Developed Enhanced Volatility Wtd ETF	0.45%
Nasdaq Next 50 ETF	0.18	%(a)
Top Veteran Employers ETF	0.60	%(b)
Protect America ETF	0.60	%(b)

(a)  In effect from June 1, 2020, until at least May 30, 2022.

(b)  In effect from June 18, 2020, until at least November 2, 2021.

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

As of December 31, 2020, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at December 31, 2020.

	Expires June 30, 2021	Expires June 30, 2022	Expires June 30, 2023	Expires June 30, 2024	Total
US 500 Volatility Wtd ETF	$149,989	$180,818	$99,179	$50,838	$480,824
US Small Cap Volatility Wtd ETF	29,566	29,837	39,631	20,622	119,656
International Volatility Wtd ETF	91,734	76,477	121,119	67,181	356,511
Emerging Market Volatility Wtd ETF	194,086	159,736	212,048	125,769	691,639
US Large Cap High Div Volatility Wtd ETF	59,758	85,683	64,858	35,767	246,066
US Small Cap High Div Volatility Wtd ETF	29,681	35,161	45,375	21,962	132,179
International High Div Volatility Wtd ETF	47,955	48,516	63,200	36,464	196,135
Emerging Market High Div Volatility Wtd ETF	47,982	93,761	117,270	69,541	328,554
Dividend Accelerator ETF	20,087	21,708	51,403	18,854	112,052
US Multi-Factor Minimum Volatility ETF	16,990	28,089	47,372	22,375	114,826

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

	Expires June 30, 2021	Expires June 30, 2022	Expires June 30, 2023	Expires June 30, 2024	Total
US 500 Enhanced Volatility Wtd ETF	$219,577	$226,258	$90,547	$44,656	$581,038
US EQ Income Enhanced Volatility Wtd ETF	178,795	183,343	75,542	48,440	486,120
US Discovery Enhanced Volatility Wtd ETF	48,147	50,577	45,253	23,418	167,395
Developed Enhanced Volatility Wtd ETF	140,353	126,154	132,700	103,246	502,453
Nasdaq Next 50 ETF	N/A	N/A	N/A	18,734	18,734
Top Veteran Employers ETF	N/A	N/A	N/A	8,137	8,137
Protect America ETF	N/A	N/A	N/A	8,005	8,005

The Adviser voluntarily waived the following administration fees for the six months ended December 31, 2020, to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time.

US 500 Volatility Wtd ETF	$123,139
US Small Cap Volatility Wtd ETF	3,328
International Volatility Wtd ETF	17,283
Emerging Market Volatility Wtd ETF	5,732
US Large Cap High Div Volatility Wtd ETF	34,215
US Small Cap High Div Volatility Wtd ETF	12,966
International High Div Volatility Wtd ETF	9,998
Emerging Market High Div Volatility Wtd ETF	3,977
Dividend Accelerator ETF	51,092
US Multi-Factor Minimum Volatility ETF	28,340
US 500 Enhanced Volatility Wtd ETF	123,230
US EQ Income Enhanced Volatility Wtd ETF	110,800
US Discovery Enhanced Volatility Wtd ETF	7,911
Developed Enhanced Volatility Wtd ETF	8,325
Nasdaq Next 50 ETF	10,870
Top Veteran Employers ETF	158
Protect America ETF	160

Certain officers and/or interested trustees of the Funds are also officers of the Advisor and /or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, Custodian Distributor, and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

Equity Risk — An investment in the Funds' Shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' Shares. An investment in the Funds' Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

Foreign Securities Risk — The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF, International High Div Volatility Wtd ETF and Emerging Market High Div Volatility Wtd ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

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diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

Passive Investment Risk — Each Fund is designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Geopolitical/Natural Disaster Risk — An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

6. Borrowing:

Line of Credit:

For the six months ended December 31, 2020, the Victory Funds Complex and the USAA Mutual Funds Complex (another series of mutual funds managed by the Adviser) participated in a short-term demand note "Line of Credit" with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended December 31, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

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The average loans under the line of credit agreement with Citibank for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2020, were as follows:

	Amount Outstanding at December 31, 2020	Average Borrowings*	Days Outstanding	Average Rate*	Maximum Borrowing During the Period
Emerging Market Volatility Wtd ETF	$—	$4,400,000	2	1.22%	$6,200,000
Emerging Market High Div Volatility Wtd ETF	—	4,600,000	1	1.23%	4,600,000

*  For the six months ended December 31, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending June 30, 2021.

As of the most current tax year ended June 30, 2020, the following Funds had net capital loss carryforwards as summarized in the tables below.

	Short-Term Amount	Long-Term Amount	Total
US 500 Volatility Wtd ETF	$32,958,055	$25,479,268	$58,437,323
US Small Cap Volatility Wtd ETF	4,443,491	3,158,135	7,601,626
International Volatility Wtd ETF	4,186,566	2,407,692	6,594,258
Emerging Market Volatility Wtd ETF	2,791,319	1,277,516	4,068,835
US Large Cap High Div Volatility Wtd ETF	22,487,331	16,942,183	39,429,514
US Small Cap High Div Volatility Wtd ETF	16,058,099	4,666,454	20,724,553
International High Div Volatility Wtd ETF	8,712,930	4,358,658	13,071,588
Emerging Market High Div Volatility Wtd ETF	2,831,466	2,033,753	4,865,219
Dividend Accelerator ETF	8,938,322	91,497	9,029,819
US Multi-Factor Minimum Volatility ETF	10,848,711	210,780	11,059,491
US 500 Enhanced Volatility Wtd ETF	38,875,453	14,497,655	53,373,108
US EQ Income Enhanced Volatility Wtd ETF	32,133,200	30,604,876	62,738,076
US Discovery Enhanced Volatility Wtd ETF	30,433,081	2,335,068	32,768,149
Developed Enhanced Volatility Wtd ETF	16,934,183	9,592,148	26,526,331

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8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM or an issuer under common control with a Fund under VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments. Transactions in affiliated securities during the six months ended December 31, 2020, were as follows:

US Small Cap Volatility Wtd ETF	Fair Value 6/30/20	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/20	Dividend Income
Victory Capital Holdings, Inc.	$27,676	$10,752	$—	$—	$—	$17,519	$55,947	$254
US Discovery Enhanced Volatility Wtd ETF	Fair Value 6/30/20	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/20	Dividend Income
Victory Capital Holdings, Inc.	$50,212	$48,192	$(10,381)	$2,586	$—	$33,491	$124,100	$535

Victory Portfolios II	Supplemental Information December 31, 2020

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020, through December 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
US 500 Volatility Wtd ETF	$1,000.00	$1,241.00	$1,023.44	$1.98	$1.79	0.35%
US Small Cap Volatility Wtd ETF	1,000.00	1,351.20	1,023.44	2.07	1.79	0.35%
International Volatility Wtd ETF	1,000.00	1,211.60	1,022.94	2.51	2.29	0.45%
Emerging Market Volatility Wtd ETF	1,000.00	1,222.20	1,022.68	2.80	2.55	0.50%
US Large Cap High Div Volatility Wtd ETF	1,000.00	1,217.30	1,023.44	1.96	1.79	0.35%

Victory Portfolios II	Supplemental Information — continued December 31, 2020

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	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
US Small Cap High Div Volatility Wtd ETF	$1,000.00	$1,391.30	$1,023.44	$2.11	$1.79	0.35%
International High Div Volatility Wtd ETF	1,000.00	1,206.80	1,022.94	2.50	2.29	0.45%
Emerging Market High Div Volatility Wtd ETF	1,000.00	1,159.70	1,022.68	2.72	2.55	0.50%
Dividend Accelerator ETF	1,000.00	1,209.90	1,023.44	1.95	1.79	0.35%
US Multi-Factor Minimum Volatility ETF	1,000.00	1,119.40	1,023.44	1.87	1.79	0.35%
US 500 Enhanced Volatility Wtd ETF	1,000.00	1,208.60	1,023.44	1.95	1.79	0.35%
US EQ Income Enhanced Volatility Wtd ETF	1,000.00	1,172.70	1,023.44	1.92	1.79	0.35%
US Discovery Enhanced Volatility Wtd ETF	1,000.00	1,292.30	1,023.44	2.02	1.79	0.35%
Developed Enhanced Volatility Wtd ETF	1,000.00	1,185.40	1,022.94	2.48	2.29	0.45%
Nasdaq Next 50 ETF**	1,000.00	1,245.50	1,024.30	0.63	0.92	0.18%
Top Veteran Employers ETF***	1,000.00	1,111.40	1,022.18	1.01	3.06	0.60%
Protect America ETF****	1,000.00	1,130.80	1,022.18	1.00	3.06	0.60%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 113/365 to reflect the stub period from commencement of operations September 9, 2020, through December 31, 2020.

***  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 58/365 to reflect the stub period from commencement of operations November 3, 2020, through December 31, 2020.

****  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 57/365 to reflect the stub period from commencement of operations November 4, 2020, through December 31, 2020.

Victory Portfolios II	Supplemental Information — continued December 31, 2020

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 2, 2020. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 27, 2020 called for the purpose of reviewing the Agreement. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds, which also serves as independent legal counsel to the Independent Trustees. In addition, the Independent Trustees considered a past review of their overall process for conducting the annual review of the Funds' advisory arrangements by an independent consultant retained through their counsel.

The Board took into consideration regular reports from the Adviser throughout the COVID-19 pandemic public health crisis concerning how the ongoing pandemic has affected market volatility, investment risk and the implementation and effectiveness of business continuity plans. These reports also had confirmed that the pandemic had no material impact on the Adviser's operations.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee in the context of the Adviser's profitability with respect to each Fund. In addition, the Board compared each Fund's gross management fee and total expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable exchange-traded funds ("ETFs") compiled by an independent consultant and a peer group of funds with similar investment strategies selected by that independent consultant from the universe. The Board reviewed the factors and methodology used by the independent consultant in the selection of each Fund's peer group, including the independent consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among

Victory Portfolios II	Supplemental Information — continued December 31, 2020

  (Unaudited)

other factors. The Board also reviewed any changes to the independent consultant's methodology as compared to the prior year, including those resulting from the Adviser's input, if any.

The Board also reviewed the fee of a comparable mutual fund managed by the Adviser that is comparable to the VictoryShares US 500 Enhanced Volatility Wtd ETF and the differences in the services provided to the mutual fund. The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which are generally viewed as a method by which an investment adviser shares any economies of scale with a fund as a fund grows. The Board also considered the Adviser's commitment to limit expenses as discussed in more detail below, and would consider breakpoints at a future time if a Fund's assets were to grow significantly.

The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser's oversight of the Funds' day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board also found that each Fund's net annual expense ratio was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one- and three-year periods against the performance of the Fund's selected peer group and benchmark index, noting that each Fund's investment objective is to track its proprietary benchmark index before fees and expenses. The Board noted that each Fund's investment objective is to track a custom index. The Board recognized that the performance of each Fund is net of expenses, while the performance of each benchmark index reflects gross returns, and as a result, each Fund will generally underperform its benchmark index due to fees and expenses. The Board also considered each Fund's tracking error as a factor in evaluating performance.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

VictoryShares US 500 Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one-, three- and five-year performance for the periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, and outperformed the peer group median for all of the periods reviewed, with the exception of the one-year period. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Small Cap Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both of the periods reviewed, underperformed the peer group median for the three-year period, and matched the peer group median for the one-year period. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses

Victory Portfolios II	Supplemental Information — continued December 31, 2020

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for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares International Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both of the periods reviewed, outperformed the peer group median for the three-year period, and underperformed the peer group median for the one-year period. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Emerging Market Volatility Wtd ETF

Noting that the Fund commenced operations in 2016, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both of the periods reviewed, outperformed the peer group median for the one-year period, and underperformed the peer group median for the three-year period. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Large Cap High Div Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for both of the periods reviewed. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Small Cap High Div Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both of the periods reviewed, and outperformed the peer group median for both of the periods reviewed. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's

Victory Portfolios II	Supplemental Information — continued December 31, 2020

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performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares International High Div Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for both of the periods reviewed. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Emerging Market High Div Volatility Wtd ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year performance for the period ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and the peer group median. The Board noted the Fund's tracking error for the period relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Dividend Accelerator ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both of the periods reviewed, and outperformed the peer group median for both of the periods reviewed. The Board noted the Fund's tracking error for the period relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Multi-Factor Minimum Volatility ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both of the periods reviewed, and outperformed the peer group median for both of the periods reviewed. The Board noted the Fund's tracking error for the period relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory Portfolios II	Supplemental Information — continued December 31, 2020

  (Unaudited)

VictoryShares US 500 Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one-, three- and five-year performance for the periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one-year period, underperformed the peer group median for the three-year period, and matched the peer group median for the five-year period. The Board noted the Fund's tracking error for the periods relative to its peers, and discussed with the Adviser the Fund's rules-based rebalancing in light of market conditions and that the Fund performed in accordance with the Adviser's expectations.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one-, three- and five-year performance for the periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, and outperformed the peer group median for all of the periods reviewed. The Board noted the Fund's tracking error for the periods relative to its peers, and discussed with the Adviser the Fund's rules-based rebalancing in light of market conditions and that the Fund performed in accordance with the Adviser's expectations.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one-, three- and five-year performance for the periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, and underperformed the peer group median for all of the periods reviewed, with the exception of the one-year period. The Board noted the Fund's tracking error for the periods relative to its peers, and discussed with the Adviser the Fund's rules-based rebalancing in light of market conditions and that the Fund performed in accordance with the Adviser's expectations.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Developed Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one-, three- and five-year performance for the periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted the Fund's tracking error for the periods relative to its peers, and discussed with the Adviser the Fund's rules-based rebalancing in light of market conditions and that the Fund performed in accordance with the Adviser's expectations.

Victory Portfolios II	Supplemental Information — continued December 31, 2020

  (Unaudited)

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies, to the extent applicable;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Considerations of the Board in Approving the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of the VictoryShares Nasdaq Next 50 ETF (the "Fund") at meetings, which were called for that purpose, on May 12, 2020 and August 25, 2020. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated the information provided and its extensive experience with the Adviser and was advised by legal counsel to the Fund, which also serves as independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board recognized that management was proposing to add the Fund as an investment portfolio of the Trust and that the Fund had not yet commenced operations and thus had no performance record or historical expenses. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Fund for the services to be provided by the Adviser;

•  The nature, quality and extent of the services provided to the other exchange-traded funds in the Trust and expected to be provided to the Fund;

•  The proposed fees to be paid for the services and whether the fee arrangements provide for economies of scale that would benefit Fund shareholders as the Fund grows;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;

•  The estimated total expenses of the Fund;

Victory Portfolios II	Supplemental Information — continued December 31, 2020

  (Unaudited)

•  Management's commitments to operating the Fund at a competitive expense level;

•  The expected profitability of the Adviser with respect to the Adviser's relationship with the Fund;

•  Research and other service benefits expected to be received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits expected to be received by the Adviser, including revenues to be paid to affiliates of the Adviser by the Fund for administration and fund accounting services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between the Trust and the Adviser.

The Board reviewed the Fund's proposed gross management fee both in the context of the Adviser's expected profitability from the Fund and the historical costs associated with operating similar funds. The Board acknowledged that the Fund's profitability is inherently difficult to estimate in a startup phase. In addition, the Board compared the Fund's expected operating expense ratio, with the understanding that no distribution or shareholder servicing fees were being proposed to be paid at this time, and management fee with comparable exchange-traded funds in a peer group of funds with similar investment strategies. The Board considered the Adviser's commitment to competitive total operating expense ratios through its contractual agreement to waive its fees and reimburse expenses for a specified period of time, noting that this could result in substantial initial subsidies by the Adviser. The Trustees noted that no breakpoints in the advisory fee schedule for the Fund were being proposed at this time.

The Board reviewed various other factors with respect to the Fund. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

Approval of the Agreement on Behalf of the Fund

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Fund, was consistent with the best interests of the Fund and its future shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an initial two year period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreement in light of the investment advisory services to be provided, the costs of these services, the expected profitability of the Adviser's relationship with the Fund and the comparability of the fee to be paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services to be provided by Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Fund and its inclusion in a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

•  The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Considerations of the Board in Approving the Investment Advisory Agreements (the "Agreement")

The Board approved the Agreement on behalf of each of the VictoryShares Top Veteran Employers ETF and VictoryShares Protect America ETF (the "Funds") at a meeting, which was called for that purpose, on June 18,

Victory Portfolios II	Supplemental Information — continued December 31, 2020

  (Unaudited)

2020. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated the information provided and its extensive experience with the Adviser and was advised by legal counsel to the Funds, which also serves as independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Funds. The Board recognized that management was proposing to add the Funds as investment portfolios of the Trust and that the Funds had not yet commenced operations and thus had no performance record or historical expenses. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services to be provided by the Adviser;

•  The nature, quality and extent of the services provided to the other exchange-traded funds in the Trust and expected to be provided to the Funds;

•  The proposed fees to be paid for the services and whether the fee arrangements provide for economies of scale that would benefit shareholders as the Funds grow;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The estimated total expenses of the Funds;

•  Management's commitments to operating the Funds at competitive expense levels;

•  The expected profitability of the Adviser with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits expected to be received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits expected to be received by the Adviser, including revenues to be paid to affiliates of the Adviser by the Funds for administration and fund accounting services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between the Trust and the Adviser.

The Board reviewed the Funds' proposed gross management fee both in the context of the Adviser's expected profitability from the Funds and the historical costs associated with operating similar funds. The Board acknowledged that each Fund's profitability is inherently difficult to estimate in a startup phase. In addition, the Board compared the Funds' expected operating expense ratio, with the understanding that no distribution or shareholder servicing fees were being proposed to be paid at this time, and management fee with comparable exchange-traded funds in a peer group of funds with similar investment strategies. The Board considered the Adviser's commitment to competitive total operating expense ratios through its contractual agreement to waive its fees and reimburse expenses for a specified period of time, noting that this could result in substantial initial subsidies by the Adviser. The Trustees noted that no breakpoints in the advisory fee schedule for the Funds were being proposed at this time.

The Board reviewed various other factors with respect to the Funds. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds, was consistent with the best interests of the Funds and their future shareholders, and the Board unanimously approved the Agreement, on behalf of the Funds, for an

Victory Portfolios II	Supplemental Information — continued December 31, 2020

  (Unaudited)

initial two year period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreement in light of the investment advisory services to be provided, the costs of these services, the expected profitability of the Adviser's relationship with the Funds and the comparability of the fee to be paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services to be provided by Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and its inclusion in a broad-based family of funds, which would entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio
43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VPII-VICTORYSHARESETF-SAR (12/20)

December 31, 2020

Semi Annual Report

VictoryShares USAA Core Short-Term Bond ETF

VictoryShares USAA Core Intermediate-Term Bond ETF

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the VictoryShares' shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictorySharesLiterature.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You can inform your financial intermediary that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all VictoryShares you hold through your financial intermediary.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Financial Statements
Victory Portfolios II Exchange-Traded Funds
VictoryShares USAA Core Short-Term Bond ETF
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	35
Statement of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	38-39
VictoryShares USAA Core Intermediate-Term Bond ETF
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	17
Statement of Assets and Liabilities	35
Statement of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	38-39
Notes to Financial Statements	40
Supplemental Information (unaudited)
Proxy Voting and Portfolio Holdings Information	50
Expense Examples	50
Advisory Contract Approval	51
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 866-376-7890.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The VictoryShares are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the VictoryShares.

For additional information about any VictoryShares, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 866-376-7890. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the ETFs, markets or securities mentioned herein should not be considered to be indicative of future results.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Funds, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Funds.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

866-376-7890

Visit our website at:

www.vcm.com

2

Victory Portfolios II	December 31, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings:

VictoryShares USAA Core Short-Term
Bond ETF
Seeks high current income consistent with preservation of principal.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

VictoryShares USAA Core Intermediate-Term Bond ETF
Seeks high current income without undue risk to principal.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (9.4%)
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 7/18/23, Callable 4/18/22 @ 100	$500,000	$514,193
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D, 3.42%, 4/18/23, Callable 12t/18/21 @ 100	820,000	842,411
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 6/18/22 @ 100	500,000	508,052
Bank of The West Auto Trust, Series 2018-1, Class C, 3.98%, 5/15/24, Callable 3/15/22 @ 100 (a)	400,000	415,981
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 3/15/22 @ 100 (a)	500,000	513,149
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 2/19/22 @ 100 (a)	500,000	514,037
CarMax Auto Owner Trust, Series 2020-4, Class A3, 0.50%, 8/15/25, Callable 10/15/24 @ 100	1,000,000	1,000,006
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	605,309	623,460
CNH Equipment Trust, Series 2017-B, Class B, 2.47%, 12/16/24, Callable 6/15/21 @ 100	500,000	503,786
CNH Equipment Trust, Series 2018-B, Class B, 3.56%, 2/17/26, Callable 3/15/23 @ 100	350,000	371,823
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100 (a)	500,000	504,675
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 11/15/23 @ 100	750,000	773,645
Drive Auto Receivables Trust, Series 2018-4, Class C, 3.66%, 11/15/24, Callable 9/15/22 @ 100	210,738	212,488
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24 (a)	750,000	770,031
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 7/15/25 @ 100	472,000	473,641
Ford Credit Auto Owner Trust, Series 2018-B, Class A3, 3.24%, 4/15/23, Callable 8/15/22 @ 100	256,426	260,392
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23, Callable 8/20/22 @ 100	489,000	497,843
GM Financial Automobile Leasing Trust, Series 2020-3, Class A4, 0.51%, 10/21/24, Callable 4/20/23 @ 100	1,000,000	1,003,559
GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A3, 3.02%, 5/16/23, Callable 5/16/22 @ 100	277,351	280,676
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A4, 2.83%, 6/17/24, Callable 11/15/21 @ 100 (a)	478,628	484,253
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.37%, 10/18/24, Callable 11/18/23 @ 100	1,000,000	1,001,154
Hyundai Auto Receivables Trust, Series 2020-C, Class A3, 0.38%, 5/15/25, Callable 3/15/25 @ 100	1,000,000	1,000,284
InSite Issuer LLC, Series 2020-1A, Class A, 1.50%, 9/15/50, Callable 9/15/24 @ 100 (a)	554,000	556,557
Kubota Credit Owner Trust, Series 2020-1A, Class A2, 1.92%, 12/15/22, Callable 10/15/23 @ 100 (a)	949,551	956,649
Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A3, 0.40%, 11/15/23, Callable 5/15/23 @ 100	1,000,000	1,001,972

See notes to financial statements.

4

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
MMAF Equipment Finance LLC, Series 2016-A, Class A4, 1.76%, 1/17/23, Callable 6/15/25 @ 100 (a)	$29,490	$29,633
Nissan Auto Lease Trust 2020-B, Series 2020-B, Class A3, 0.43%, 10/16/23, Callable 6/15/23 @ 100	1,000,000	1,001,328
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4, 1.95%, 10/16/23, Callable 9/15/21 @ 100	761,104	765,513
OSCAR US Funding Trust LLC, Series 2017-1A, Class A4, 3.30%, 5/10/24 (a)	259,555	262,889
PSNH Funding LLC, Series 2018-1, Class A1, 3.09%, 2/1/26	297,496	309,558
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, 1/15/26, Callable 11/15/25 @ 100	1,000,000	1,003,430
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25, Callable 4/15/23 @ 100	750,000	766,835
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26, Callable 10/20/24 @ 100 (a)	750,000	772,898
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 1/20/21 @ 100 (a)	27,515	27,687
Synchrony Card Issuance Trust, Series 2018-A1, Class A, 3.38%, 9/15/24	370,000	378,008
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	1,000,000	1,001,059
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84%, 7/15/24, Callable 3/15/23 @ 100 (a)	500,000	512,260
World Omni Select Auto Trust, Series 2020-A, Class A3, 0.55%, 7/15/25, Callable 3/15/24 @ 100	1,000,000	1,003,828
Total Asset-Backed Securities (Cost $23,163,974)		23,419,643
Collateralized Mortgage Obligations (2.5%)
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.30% (LIBOR01M+214bps), 10/15/37 (a) (b)	1,000,000	1,000,225
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	500,000	536,743
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.14%, 12/15/47, Callable 2/15/23 @ 100	981,542	1,027,949
Madison Park Funding Ltd., Series 2013-11A, Class AR, 1.37% (LIBOR03M+116bps), 7/23/29, Callable 1/23/21 @ 100 (a) (b)	500,000	499,887
Oaktree EIF Ltd., Series 2016-IIIA, Class B, 2.22% (LIBOR03M+200bps), 10/20/27, Callable 1/20/21 @ 100 (a) (b)	500,000	500,052
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A1, 0.89% (LIBOR03M+65bps), 7/15/26, Callable 1/15/21 @ 100 (a) (b)	182,049	181,593
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A2, 1.29% (LIBOR03M+105bps), 7/15/26, Callable 1/15/21 @ 100 (a) (b)	500,000	498,377
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 1.02% (LIBOR03M+80bps), 2/20/28, Callable 2/20/21 @ 100 (a) (b)	439,942	438,870
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class ASB, 2.45%, 11/15/45, Callable 7/15/22 @ 100	228,491	232,165
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45 (c)	225,017	230,975
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44, Callable 9/15/21 @ 100	961,965	975,760
Total Collateralized Mortgage Obligations (Cost $6,077,465)		6,122,596

See notes to financial statements.

5

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Senior Secured Loans (0.8%)
Berry Global, Inc., Term W Loans, First Lien, 2.15% (LIBOR01M+200bps), 10/1/22 (b) (d)	$1,000,000	$998,320
The Boeing Company, First Lien, 2/6/22 (b) (k)	1,000,000	986,500
Total Senior Secured Loans (Cost $1,983,496)		1,984,820
Corporate Bonds (38.3%)
Communication Services (1.1%):
Qwest Corp., 6.75%, 12/1/21	1,000,000	1,045,160
Sprint Corp., 7.25%, 9/15/21	1,500,000	1,560,675
Sprint Spectrum, 3.36%, 3/20/23 (a)	234,375	236,538
		2,842,373
Consumer Discretionary (6.0%):
Association of American Medical Colleges, 2.12%, 10/1/24	750,000	752,556
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	1,000,000	1,159,790
Howard University 2.64%, 10/1/21	500,000	505,140
2.74%, 10/1/22	500,000	518,450
Hyatt Hotels Corp., 5.38%, 8/15/21, Callable 5/15/21 @ 100	1,456,000	1,479,588
International Game Technology PLC, 6.25%, 2/15/22, Callable 8/15/21 @ 100 (a)	431,000	441,934
Lennar Corp. 6.25%, 12/15/21, Callable 6/15/21 @ 100	1,606,000	1,647,949
5.38%, 10/1/22	500,000	537,180
Macys Retail Holdings, Inc., 3.45%, 1/15/21 (e)	999,000	998,570
Meritage Homes Corp., 7.00%, 4/1/22	733,000	778,446
Newell Brands, Inc., 3.65%, 4/1/21, Callable 3/1/21 @ 100 (f)	750,000	746,955
PulteGroup, Inc., 4.25%, 3/1/21, Callable 2/1/21 @ 100	1,500,000	1,503,210
QVC, Inc., 4.38%, 3/15/23	667,000	701,150
Toll Brothers Finance Corp., 5.88%, 2/15/22, Callable 11/15/21 @ 100	2,154,000	2,240,289
Wyndham Destinations, Inc., 5.63%, 3/1/21	904,000	908,520
		14,919,727
Consumer Staples (1.9%):
Altria Group, Inc., 4.75%, 5/5/21	500,000	507,450
Energizer Holdings, Inc., 7.75%, 1/15/27 (a)	750,000	833,370
Nestle Holdings, Inc., 2.38%, 11/17/22	1,000,000	1,038,340
Smithfield Foods, Inc., 2.65%, 10/3/21, Callable 9/3/21 @ 100 (a)	920,000	936,735
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	750,000	800,040
Walmart, Inc., 3.55%, 6/26/25, Callable 4/26/25 @ 100	750,000	848,933
		4,964,868
Energy (5.6%):
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (l)	1,230,000	1,267,588
DCP Midstream Operating LP, 4.75%, 9/30/21, Callable 6/30/21 @ 100 (a)	781,000	791,489
Energy Transfer Operating LP, 5.20%, 2/1/22, Callable 11/1/21 @ 100	1,000,000	1,035,930
EQM Midstream Partners LP 4.75%, 7/15/23, Callable 6/15/23 @ 100 (l)	400,000	419,676
4.00%, 8/1/24, Callable 5/1/24 @ 100	250,000	257,515
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (l)	750,000	821,138

See notes to financial statements.

6

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	$833,000	$847,369
HollyFrontier Corp., 2.63%, 10/1/23	1,000,000	1,022,120
Marathon Petroleum Corp., 4.50%, 5/1/23, Callable 4/1/23 @ 100 (l)	1,000,000	1,086,209
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)	1,000,000	1,015,860
MPLX LP, 3.50%, 12/1/22, Callable 11/1/22 @ 100	271,000	284,677
Newfield Exploration Co., 5.75%, 1/30/22	1,307,000	1,356,404
Occidental Petroleum Corp., 2.70%, 8/15/22	750,000	754,388
Phillips 66, 0.90%, 2/15/24, Callable 11/19/21 @ 100	462,000	463,275
USX Corp., 8.13%, 7/15/23	400,000	461,576
Valero Energy Corp. 2.70%, 4/15/23 (l)	698,000	728,887
1.20%, 3/15/24	500,000	503,680
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	632,000	649,077
		13,766,858
Financials (11.9%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	1,800,000	1,821,006
American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100	623,000	624,312
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	750,000	793,605
Associated Bank NA, 3.50%, 8/13/21, Callable 7/13/21 @ 100	500,000	505,500
Assurant, Inc., 1.50% (LIBOR03M+125bps), 3/26/21, Callable 1/27/21 @ 100 (b)	66,000	66,003
Athene Global Funding 2.80%, 5/26/23 (a)	750,000	783,638
1.20%, 10/13/23 (a)	500,000	504,425
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	500,000	477,825
CIT Group, Inc. 4.13%, 3/9/21, Callable 2/9/21 @ 100	750,000	751,628
5.00%, 8/15/22	1,740,000	1,850,002
Citigroup, Inc., 3.14% (LIBOR03M+72bps), 1/24/23, Callable 1/24/22 @ 100 (b)	400,000	411,392
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	1,008,110
First Horizon National Corp., 3.55%, 5/26/23, Callable 4/26/23 @ 100	750,000	795,608
Flagstar Bancorp, Inc., 6.13%, 7/15/21	500,000	511,005
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	476,000	485,715
Ford Motor Credit Co. LLC 3.20%, 1/15/21 (l)	1,750,000	1,748,618
3.38%, 11/13/25, Callable 10/13/25 @ 100	1,000,000	1,021,760
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	1,005,510
Harley-Davidson Financial Services, Inc., 2.85%, 1/15/21 (a)	1,500,000	1,501,140
HSBC Finance Corp., 6.68%, 1/15/21	1,480,000	1,482,131
Infinity Property & Casualty Corp., 5.00%, 9/19/22	500,000	532,915
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21, Callable 1/27/21 @ 100 (a)	525,000	524,948
Main Street Capital Corp., 5.20%, 5/1/24	500,000	542,340
OneMain Finance Corp., 7.75%, 10/1/21	1,500,000	1,578,240
Primerica, Inc., 4.75%, 7/15/22	400,000	425,636
Protective Life Global Funding, 3.10%, 4/15/24 (a)	500,000	539,435
Reliance Standard Life Global Funding II, 2.75%, 5/7/25 (a)	750,000	793,664

See notes to financial statements.

7

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Santander Holdings USA, Inc. 3.40%, 1/18/23, Callable 12/18/22 @ 100	$250,000	$262,550
3.45%, 6/2/25, Callable 5/2/25 @ 100	314,000	343,105
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	358,000	362,625
TCF National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (b)	750,000	780,660
TIAA FSB Holdings, Inc., 6.00% (LIBOR03M+470bps), 3/15/26, Callable 3/15/21 @ 100 (b)	750,000	752,573
Truist Bank, 1.25%, 3/9/23, Callable 2/9/23 @ 100	1,000,000	1,019,579
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	750,000	773,130
US Bank NA, 2.85%, 1/23/23, Callable 12/23/22 @ 100	500,000	525,380
WEA Finance LLC, 3.15%, 4/5/22, Callable 3/5/22 @ 100 (a)	700,000	712,495
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (l)	500,000	514,205
		29,132,413
Health Care (2.2%):
Centene Corp., 4.75%, 1/15/25, Callable 2/11/21 @ 102.38	1,070,000	1,098,291
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (a)	750,000	754,080
Gilead Sciences, Inc., 0.38% (LIBOR03M+15bps), 9/17/21 (b)	1,000,000	1,000,270
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,000,000	1,012,440
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	500,000	534,555
Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Callable 2/1/21 @ 100	1,000,000	995,000
		5,394,636
Industrials (4.1%):
Air Lease Corp. 2.50%, 3/1/21	263,000	263,742
3.50%, 1/15/22	500,000	513,595
2.25%, 1/15/23	250,000	256,715
Aircastle Ltd. 5.13%, 3/15/21	1,000,000	1,007,570
4.25%, 6/15/26, Callable 4/15/26 @ 100	500,000	529,670
Carrier Global Corp., 1.92%, 2/15/23, Callable 1/15/23 @ 100	750,000	772,628
Delta Air Lines Pass Through Trust, 2.00%, 12/10/29	970,103	971,267
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	1,370,000	1,468,982
Howmet Aerospace, Inc. 5.40%, 4/15/21, Callable 1/15/21 @ 100	1,136,000	1,137,681
6.88%, 5/1/25, Callable 4/1/25 @ 100 (l)	1,000,000	1,179,450
PACCAR Financial Corp., 2.65%, 4/6/23, MTN	750,000	789,210
Southwest Airlines Co. 4.75%, 5/4/23	500,000	543,355
5.25%, 5/4/25, Callable 4/4/25 @ 100	750,000	869,453
		10,303,318
Information Technology (1.0%):
Broadcom, Inc., 3.13%, 4/15/21	500,000	503,215
Microchip Technology, Inc., 3.92%, 6/1/21	600,000	607,740
Oracle Corp., 2.50%, 4/1/25, Callable 3/1/25 @ 100	500,000	537,285
VeriSign, Inc., 4.63%, 5/1/23, Callable 2/11/21 @ 100.77	1,000,000	1,010,490
		2,658,730

See notes to financial statements.

8

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Materials (1.9%):
Ball Corp., 5.00%, 3/15/22	$1,126,000	$1,177,660
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100	125,000	131,644
Graphic Packaging International LLC, 4.75%, 4/15/21, Callable 1/15/21 @ 100	1,000,000	999,114
LYB Americas Finance Co. LLC, 3/29/22 (d) (f)	2,000,000	1,997,500
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	400,000	431,672
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.13%, 7/15/23, Callable 2/11/21 @ 101.28 (a)	38,000	38,466
		4,776,056
Real Estate (1.8%):
Boston Properties LP, 4.13%, 5/15/21, Callable 2/15/21 @ 100	750,000	753,015
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,000,000	1,062,670
Office Properties Income Trust, 4.00%, 7/15/22, Callable 6/15/22 @ 100	1,000,000	1,021,820
SBA Tower Trust, 2.84%, 1/15/25 (a)	750,000	796,050
Senior Housing Properties Trust, 6.75%, 12/15/21, Callable 6/15/21 @ 100	500,000	508,290
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 2/15/22 @ 101.75 (a)	364,000	372,241
		4,514,086
Utilities (0.8%):
Dominion Energy, Inc., 2.72%, 8/15/21 (f) (g)	500,000	506,735
National Fuel Gas Co., 4.90%, 12/1/21, Callable 9/1/21 @ 100	500,000	513,675
Public Service Electric & Gas Co., 3.25%, 9/1/23, MTN, Callable 8/1/23 @ 100	500,000	536,760
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	500,000	534,695
		2,091,865
Total Corporate Bonds (Cost $93,345,089)		95,364,930
Yankee Dollars (11.0%)
Communication Services (0.9%):
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	750,000	768,765
Videotron Ltd., 5.00%, 7/15/22	1,524,000	1,602,273
		2,371,038
Consumer Discretionary (0.8%):
Fiat Chrysler Automobiles NV, 5.25%, 4/15/23	1,000,000	1,072,640
Nissan Motor Co. Ltd., 3.04%, 9/15/23 (a)	1,000,000	1,045,870
		2,118,510
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc., 2.70%, 7/26/22, Callable 6/26/22 @ 100 (a)	500,000	516,310
Reckitt Benckiser Treasury Services PLC, 2.38%, 6/24/22, Callable 5/24/22 @ 100 (a)	400,000	411,332
		927,642
Energy (2.5%):
Aker BP ASA, 2.88%, 1/15/26, Callable 12/15/25 @ 100 (a)	437,000	448,786
BG Energy Capital PLC, 4.00%, 10/15/21 (a)	650,000	667,758
Cenovus Energy, Inc., 3.00%, 8/15/22, Callable 5/15/22 @ 100	1,000,000	1,018,210
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27 (a)	500,000	508,750
Petroleos Mexicanos, 3.87% (LIBOR03M+365bps), 3/11/22 (b)	500,000	504,775

See notes to financial statements.

9

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Suncor Energy Ventures Corp., 4.50%, 4/1/22 (a)	$1,597,000	$1,647,704
TOTAL SE, 0.50%, 12/2/22	1,000,000	1,023,201
		5,819,184
Financials (2.2%):
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	1,025,300
BBVA Bancomer SA, 6.50%, 3/10/21 (a)	1,400,000	1,414,028
Ontario Teachers' Finance Trust, 0.38%, 9/29/23 (a)	1,000,000	1,000,900
Park Aerospace Holdings Ltd., 3.63%, 3/15/21, Callable 2/15/21 @ 100 (a)	725,000	727,081
Santander UK Group Holdings PLC 3.13%, 1/8/21	1,040,000	1,040,225
3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (b)	250,000	262,975
		5,470,509
Industrials (1.5%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.50%, 5/15/21	1,000,000	1,011,980
3.15%, 2/15/24, Callable 1/15/24 @ 100	1,000,000	1,050,080
CK Hutchison International Ltd., 2.75%, 3/29/23 (a)	750,000	782,017
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	475,000	484,581
Smiths Group PLC, 3.63%, 10/12/22 (a)	500,000	524,185
		3,852,843
Information Technology (0.4%):
TSMC Global Ltd., 0.75%, 9/28/25, Callable 8/28/25 @ 100 (a)	1,000,000	997,880
Materials (0.4%):
FMG Resources August 2006 Pty Ltd., 4.75%, 5/15/22, Callable 2/15/22 @ 100 (a)	1,000,000	1,030,820
Real Estate (0.7%):
Scentre Group Trust 1/Scentre Group Trust 2, 2.38%, 4/28/21, Callable 3/29/21 @ 100 (a) (l)	1,607,000	1,610,439
Sovereign Bond (0.4%):
Province of Alberta Canada, 3.35%, 11/1/23	1,000,000	1,084,110
Utilities (0.8%):
EDP Finance BV 5.25%, 1/14/21 (a) (e)	2,000,000	2,003,080
		2,003,080
Total Yankee Dollars (Cost $26,976,081)		27,286,055
Municipal Bonds (23.4%)
Alabama (0.4%):
City of Birmingham, GO, 0.86%, 3/1/24	1,015,000	1,020,938
California (2.6%):
California Statewide Communities Development Authority Revenue, 2.15%, 11/15/30, Continuously Callable @ 100	1,240,000	1,254,223
California Statewide Communities Development Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	1,660,000	1,681,944
City of Gardena Revenue, 1.30%, 4/1/23	565,000	568,757

See notes to financial statements.

10

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
City of Montebello Revenue (INS — Assured Guaranty Corp.), 1.94%, 6/1/21	$1,000,000	$1,004,990
County of Riverside Revenue, 2.17%, 2/15/21	1,000,000	1,001,600
Placentia Public Financing Authority Revenue Series A, 1.72%, 6/1/22	200,000	198,694
Series A, 1.93%, 6/1/23	300,000	298,251
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 2.63%, 8/1/22	250,000	258,733
		6,267,192
Colorado (2.6%):
City & County of Denver Co. Airport System Revenue Series C, 0.88%, 11/15/23	500,000	501,640
Series C, 1.12%, 11/15/24	500,000	502,350
City of Loveland Electric & Communications Enterprise Revenue, 2.85%, 12/1/23	600,000	637,086
Colorado Health Facilities Authority Revenue 2.80%, 12/1/26	500,000	504,185
Series B, 2.24%, 11/1/22	750,000	774,555
County of El Paso Co. Revenue, Series B, 1.05%, 6/1/24	1,230,000	1,248,868
Denver City & County Housing Authority Revenue, 1.33%, 6/1/24, Continuously Callable @ 100	750,000	750,098
Denver City & County Housing Authority Revenue, 2.15%, 12/1/24	750,000	791,115
Park Creek Metropolitan District Revenue, Series B, 2.43%, 12/1/23	700,000	735,924
		6,445,821
Florida (0.5%):
Hillsborough County IDA Revenue, 2.16%, 8/1/25	1,250,000	1,275,425
Hawaii (0.8%):
State of Hawaii Airports System Revenue Series B, 0.90%, 7/1/23	300,000	300,399
Series E, 1.39%, 7/1/25	1,500,000	1,524,449
		1,824,848
Illinois (0.1%):
Chicago O'Hare International Airport Revenue, Series D, 0.96%, 1/1/23	165,000	164,627
Indiana (0.4%):
Indiana Finance Authority Revenue, 2.48%, 3/1/24 (l)	1,000,000	1,052,110
Maine (0.2%):
Maine State Housing Authority Revenue, Series H, 1.70%, 11/15/26	600,000	597,972
Maryland (0.2%):
County of Howard, GO, Series C, 1.34%, 8/15/23	500,000	513,620
Michigan (1.2%):
Ecorse Public School District, GO, 2.00%, 5/1/24	750,000	781,418
Michigan Finance Authority Revenue 2.21%, 12/1/23	185,000	192,796
2.31%, 12/1/24	105,000	110,822
2.37%, 9/1/49, (Put Date 9/1/23) (h)	446,000	463,577
Series A-1, 2.33%, 6/1/30	1,000,000	1,003,960
Ypsilanti School District, GO, 1.89%, 5/1/24	510,000	520,603
		3,073,176

See notes to financial statements.

11

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Mississippi (0.1%):
Medical Center Educational Building Corp. Revenue, 0.67%, 6/1/23	$280,000	$279,944
Missouri (0.6%):
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series B, 0.70%, 1/1/24	1,495,000	1,501,189
Nebraska (0.7%):
City of Grand Island Combined Utility System Revenue, Series B, 0.76%, 8/15/23	1,000,000	1,005,410
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @ 100	670,000	700,626
		1,706,036
Nevada (0.9%):
State of Nevada Department of Business & Industry Revenue, Series A, 0.50%, 1/1/50, (Put Date 7/1/2021) (a) (h)	2,000,000	1,999,053
New Jersey (1.6%):
Essex County Improvement Authority Revenue, Series B, 1.96%, 8/1/22 (a)	350,000	349,766
New Jersey Educational Facilities Authority Revenue, 2.47%, 9/1/21	300,000	302,790
South Jersey Transportation Authority Revenue Series B, 2.10%, 11/1/24	750,000	753,135
Series B, 2.20%, 11/1/25	750,000	753,548
South Jersey Transportation Authority System Revenue, Series B, 3.02%, 11/1/25	425,000	443,012
Township of Weehawken, GO, 1.10%, 12/30/21	1,501,000	1,503,942
		4,106,193
New York (1.1%):
County of Suffolk, GO Series C, 1.05%, 6/15/23	1,250,000	1,250,375
Series D, 1.30%, 6/25/21	500,000	502,030
Madison County Capital Resource Corp. Revenue, 2.18%, 7/1/23	500,000	516,815
New York State Dormitory Authority Revenue, Series B, 3.18%, 3/15/22	500,000	515,440
		2,784,660
Ohio (0.1%):
Hamilton County Health Care Facilities Revenue, 2.37%, 6/1/22	325,000	332,628
Oklahoma (1.1%):
Oklahoma Turnpike Authority Revenue Series B, 0.49%, 1/1/22	750,000	749,580
Series B, 0.63%, 1/1/23	560,000	560,325
The University of Oklahoma Revenue Series B, 0.93%, 7/1/24	350,000	351,743
Series C, 0.72%, 7/1/23	1,250,000	1,252,875
		2,914,523
Pennsylvania (0.4%):
School District of Scranton, GO (INS — Build America Mutual Assurance Co.), 2.46%, 4/1/22	500,000	510,210
State Public School Building Authority Revenue, 2.75%, 4/1/25	500,000	517,875
		1,028,085

See notes to financial statements.

12

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Rhode Island (0.2%):
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	$500,000	$530,815
South Carolina (0.2%):
Charleston Educational Excellence Finance Corp. Revenue, 0.65%, 12/1/23	600,000	602,934
Tennessee (0.2%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, 1.03%, 8/1/24	600,000	603,810
Texas (4.8%):
Boerne School District, GO 0.64%, 2/1/24	400,000	399,708
0.79%, 2/1/25	250,000	250,163
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 8/15/22) (h)	1,000,000	1,005,270
City of Houston, GO 2.62%, 3/1/21	150,000	150,546
2.77%, 3/1/22	150,000	154,149
Clear Creek Independent School District, GO, Series B, 5.00%, 2/15/24	1,000,000	1,131,780
Dallas-Fort Worth International Airport Revenue, 2.04%, 11/1/24	750,000	784,800
Denton Independent School District, GO, Series A, 0.75%, 8/15/24	500,000	486,645
Harris County Cultural Education Facilities Finance Corp. Revenue 1.59%, 11/15/23	675,000	679,151
1.84%, 11/15/24	500,000	505,045
Series B, 2.30%, 5/15/24	600,000	619,968
Lubbock Texas Water & Wastewater System Revenue, Series B, 1.93%, 2/15/24	750,000	777,285
North Texas Tollway Authority Revenue, 0.92%, 1/1/24	1,000,000	1,003,090
Port of Port Arthur Navigation District Revenue, Series B, 0.17%, 4/1/40, Continuously Callable @ 100 (f)	500,000	500,000
State of Texas, GO, 3.11%, 10/1/23	500,000	537,845
Tarrant County Cultural Education Facilities Finance Corp. Revenue 1.07%, 9/1/23 (d)	525,000	526,323
1.36%, 9/1/24 (d)	700,000	704,564
Texas A&M University Revenue, Series A, 2.95%, 5/15/23	500,000	530,945
White Settlement Independent School District, GO (NBGA — Texas Permanent School Fund), Series A, 1.01%, 8/15/25	920,000	878,315
		11,625,592
Virginia (1.4%):
County of Arlington, GO, Series B, 0.64%, 8/1/24	2,000,000	2,016,599
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a) (h)	1,250,000	1,252,263
		3,268,862
Washington (0.2%):
Washington State University Revenue, Series A, 0.86%, 10/1/23	480,000	478,781
West Virginia (0.6%):
Tobacco Settlement Finance Authority Revenue, Series A, 1.19%, 6/1/23	1,500,000	1,501,380

See notes to financial statements.

13

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Wisconsin (0.2%):
Public Finance Authority Revenue (LOC — Citizens Financial Group), 3.75%, 2/1/22, Continuously Callable @ 100	$500,000	$500,465
Total Municipal Bonds (Cost $57,192,318)		58,000,679
U.S. Treasury Obligations (0.2%)
U.S. Treasury Notes, 1.13%, 7/31/21 (l)	470,000	472,754
Total U.S. Treasury Obligations (Cost $465,564)		472,754
Commercial Papers (13.8%)
Albemarle Corp., 0.44%, 1/19/21 (i)	2,400,000	2,399,440
Ameren Corp., 0.15%, 1/4/21 (i)	2,400,000	2,399,960
American Honda Finance, 0.20%, 1/7/21 (i)	870,000	869,966
American Honda Finance, 0.20%, 1/6/21 (i)	1,600,000	1,599,947
CenterPoint Energy Resources Corp., 0.12%, 1/11/21 (i)	2,000,000	1,999,927
Dominion Resources, Inc., 0.16%, 1/12/21 (i)	700,000	699,962
Enable Midstream Partners LP, 0.40%, 1/5/21 (i)	1,000,000	999,944
Energy Transfer Operating LP, 0.44%, 1/21/21 (i)	1,400,000	1,399,639
Eversource Energy, 0.15%, 1/4/21 (a) (i)	1,500,000	1,499,975
Hyundai Capital America, 0.15%, 1/6/21 (i)	700,000	699,983
Hyundai Capital America, 0.15%, 1/7/21 (a) (i)	1,700,000	1,699,950
Intercontinental Exchange, Inc., 0.32%, 1/4/21 (i)	1,500,000	1,499,948
Jabil, Inc., 0.62%, 1/4/21 (i)	2,400,000	2,399,835
National Rural Utilities Cooperative Finance Corp., 0.14%, 1/29/21 (i)	2,400,000	2,399,739
Plains All American Pipeline, 0.15%, 1/6/21 (i)	1,000,000	999,975
Plains Midstream Canada, 0.47%, 1/14/21 (i)	1,400,000	1,399,745
Public Service Enterprise, 0.19%, 1/20/21 (i)	500,000	499,948
Puget Sound Energy, Inc., 0.17%, 1/14/21 (i)	2,100,000	2,099,864
Puget Sound Energy, Inc., 0.15%, 1/7/21 (i)	266,000	265,992
Starbucks Corp., 0.15%, 1/5/21 (i)	250,000	249,995
TransCanada PipeLine USA Ltd., 0.17%, 1/14/21 (a) (i)	2,400,000	2,399,843
Viatris, Inc., 0.65%, 3/22/21 (a) (i)	1,500,000	1,497,803
Wisconsin Power & Light Co., 0.10%, 1/4/21 (i)	2,400,000	2,399,973
Total Commercial Papers (Cost $34,380,577)		34,381,353
Collateral for Securities Loaned^ (0.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (j)	32,458	32,458
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (j)	1,115,110	1,115,110
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (j)	16,198	16,198
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (j)	129,158	129,158
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (j)	580,718	580,718
Total Collateral for Securities Loaned (Cost $1,873,642)		1,873,642
Total Investments (Cost $245,458,206) — 100.2%		248,906,472
Liabilities in excess of other assets — (0.2)%		(546,235)
NET ASSETS — 100.00%		$248,360,237

See notes to financial statements.

14

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $54,762,020 and amounted to 22.0% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2020.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2020.

(d)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(e)  All or a portion of this security is on loan.

(f)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(g)  Stepped-coupon security converts to coupon form on 8/15/21 with a rate of 2.715%.

(h)  Put Bond.

(i)  Rate represents the effective yield at December 31, 2020.

(j)  Rate disclosed is the daily yield on December 31, 2020.

(k)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(l)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

H15T5Y — 5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2020.

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of December 31, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of December 31, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

See notes to financial statements.

15

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

  INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

16

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (6.6%)
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	$2,076,000	$2,136,755
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D, 3.42%, 4/18/23, Callable 12/18/21 @ 100	1,000,000	1,027,331
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	900,000	920,009
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22, Callable 12/20/21 @ 100 (a)	1,250,000	1,263,054
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100 (a)	500,000	521,094
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 7/15/23 @ 100 (a)	1,062,000	1,111,908
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 3/15/22 @ 100 (a)	500,000	513,149
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 7/20/23 @ 100 (a)	754,630	762,566
BCC Funding XVII LLC, Series 2020-1, Class A2, 0.91%, 8/20/25, Callable 7/20/24 @ 100 (a)	1,250,000	1,253,544
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 2/19/22 @ 100 (a)	500,000	514,037
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 7/19/23 @ 100 (a)	433,000	445,303
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 11/15/23 @ 100	1,275,000	1,326,477
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29 (a)	823,000	854,806
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100 (a)	687,500	706,388
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/24, Callable 6/15/22 @ 100 (a)	2,155,000	2,207,234
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	820,000	847,887
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 6/15/23 @ 100 (a)	513,000	519,032
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	500,000	525,114
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82%, 12/16/24, Callable 1/15/23 @ 100 (a)	1,000,000	1,014,906
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	500,000	518,255
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 2/15/24 @ 100 (a)	1,000,000	1,128,468
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	1,500,000	1,580,045
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 5/16/23 @ 100	1,000,000	1,034,423
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 10/16/23 @ 100	750,000	775,316
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	187,986	188,220

See notes to financial statements.

17

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100 (a)	$385,000	$392,741
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	500,000	509,527
Hyundai Auto Receivables Trust, Series 2020-C, Class B, 0.81%, 11/16/26, Callable 3/15/25 @ 100	1,271,000	1,271,839
InSite Issuer LLC, Series 2016-1A, Class A, 2.88%, 11/15/46, Callable 11/15/22 @ 100 (a)	1,000,000	1,032,270
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 8/15/23 @ 100	2,000,000	2,036,931
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 10/15/23 @ 100 (a)	433,000	453,243
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 10/15/27 @ 100 (a)	1,000,000	1,015,132
Navient Student Loan Trust, Series 2018-2A, Class B, 1.30% (LIBOR01M+115bps), 3/25/67, Callable 4/25/33 @ 100 (a) (b)	1,000,000	923,020
NP SPE LLC, Series 2019-1A, Class A2, 3.24%, 9/20/49 (a)	500,000	501,971
OSCAR US Funding Trust LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22 (a)	106,392	106,795
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 4/15/24 @ 100 (a)	1,000,000	1,004,553
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 12/15/24 @ 100 (a)	929,000	929,106
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	1,000,000	1,149,630
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 5/15/24 @ 100 (a)	1,000,000	1,098,564
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 1/20/21 @ 100 (a)	500,000	500,467
SCF Equipment Leasing LLC, Series 2019-1A, Class A2, 3.23%, 10/20/24, Callable 1/20/21 @ 100 (a)	327,269	327,573
SLM Student Loan Trust, Series 2006-10, Class B, 0.43% (LIBOR03M+22bps), 3/25/44, Callable 4/25/32 @ 100 (b)	234,537	210,356
SLM Student Loan Trust, Series 2007-1, Class B, 0.43% (LIBOR03M+22bps), 1/27/42, Callable 1/25/29 @ 100 (b)	372,122	340,210
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	2,000,000	2,142,105
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 7/23/23 @ 100 (a)	1,280,000	1,317,610
VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100 (a)	500,000	513,666
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 3/15/22 @ 100 (a)	507,000	517,430
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 5/15/22 @ 100 (a)	860,000	886,423
Total Asset-Backed Securities (Cost $42,080,842)		42,876,483
Collateralized Mortgage Obligations (2.9%)
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	1,000,000	1,053,887
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.24% (LIBOR01M+108bps), 10/15/36 (a) (b)	243,970	243,949

See notes to financial statements.

18

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares or Principal Amount	Value
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	$923,077	$1,010,777
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50 (c)	500,000	565,853
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	732,000	794,798
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/24 (a)	500,000	530,607
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	2,000,000	2,112,333
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48 (c)	250,000	273,104
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a) (c)	1,000,000	1,079,953
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46 (a)	1,500,000	1,564,060
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.43%, 7/10/50, Callable 6/10/25 @ 100 (c)	865,000	909,958
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (a)	250,000	246,029
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.65%, 9/25/29, Callable 9/25/29 @ 100 (a) (c)	1,000,000	1,106,275
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	1,000,000	1,008,904
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000,000	993,199
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	357,000	392,763
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	1,000,000	1,023,966
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class B, 5.07%, 11/15/43 (a) (c)	979,000	977,954
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.65%, 11/15/43 (a) (c)	813,000	701,469
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	750,000	784,146
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)	1,000,000	1,036,391
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 7/17/36 (a) (c)	250,000	278,736
Total Collateralized Mortgage Obligations (Cost $18,427,887)		18,689,111
Common Stocks (0.0%) (d)
Energy (0.0%): (d)
Whiting Petroleum Corp. (e)	7,782	194,550
Total Common Stocks (Cost $500,000)		194,550
Corporate Bonds (31.6%)
Communication Services (1.9%):
AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	1,000,000	1,192,670
CenturyLink, Inc., 4.50%, 1/15/29, Callable 1/15/24 @ 102.25 (a)	1,000,000	1,017,400
Charter Communications Operating LLC/Charter Communications Operating Capital 4.50%, 2/1/24, Callable 1/1/24 @ 100	500,000	555,040
3.75%, 2/15/28, Callable 11/15/27 @ 100	500,000	560,710
2.30%, 2/1/32, Callable 11/1/31 @ 100	500,000	499,340

See notes to financial statements.

19

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Comcast Corp., 3.55%, 5/1/28, Callable 2/1/28 @ 100	$750,000	$863,978
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,000,000	1,214,190
Meredith Corp., 6.88%, 2/1/26, Callable 2/11/21 @ 103.44	500,000	489,805
The Walt Disney Co., 2.20%, 1/13/28	666,000	711,355
T-Mobile USA, Inc. 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	643,000	690,826
3.88%, 4/15/30, Callable 1/15/30 @ 100 (a) (l)	1,039,000	1,201,178
2.25%, 11/15/31, Callable 8/15/31 @ 100 (a)	1,000,000	1,025,700
Verizon Communications, Inc. 3.15%, 3/22/30, Callable 12/22/29 @ 100	200,000	224,270
1.75%, 1/20/31, Callable 10/20/30 @ 100	1,000,000	996,280
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,123,310
		12,366,052
Consumer Discretionary (1.8%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	600,000	722,784
AutoZone, Inc., 3.75%, 6/1/27, Callable 3/1/27 @ 100	500,000	574,400
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (l)	500,000	538,245
Daimler Finance North America LLC 3.70%, 5/4/23 (a)	1,000,000	1,072,320
3.45%, 1/6/27 (a)	1,000,000	1,115,150
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100 (l)	750,000	964,755
Hasbro, Inc. 3.55%, 11/19/26, Callable 9/19/26 @ 100	600,000	669,618
3.90%, 11/19/29, Callable 8/19/29 @ 100 (l)	1,350,000	1,532,615
Murphy Oil USA, Inc., 4.75%, 9/15/29, Callable 9/15/24 @ 102.38	1,000,000	1,065,340
Newell Brands, Inc., 4.70%, 4/1/26, Callable 1/1/26 @ 100	500,000	551,175
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	500,000	602,915
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	500,000	552,555
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	1,000,000	1,105,960
		11,067,832
Consumer Staples (2.3%):
Altria Group, Inc., 3.40%, 5/6/30, Callable 2/6/30 @ 100	435,000	486,117
Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/26, Callable 11/1/25 @ 100	1,000,000	1,131,050
4.38%, 4/15/38, Callable 10/15/37 @ 100	500,000	617,370
5.45%, 1/23/39, Callable 7/23/38 @ 100	500,000	677,090
BAT Capital Corp. 2.73%, 3/25/31, Callable 12/25/30 @ 100	1,000,000	1,035,230
4.39%, 8/15/37, Callable 2/15/37 @ 100	1,250,000	1,398,937
Bunge Ltd. Finance Corp. 4.35%, 3/15/24, Callable 2/15/24 @ 100	500,000	552,420
3.25%, 8/15/26, Callable 5/15/26 @ 100	502,000	558,701
Constellation Brands, Inc., 3.50%, 5/9/27, Callable 2/9/27 @ 100	750,000	851,160
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	1,000,000	1,290,609
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	1,000,000	1,069,710
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	1,000,000	1,221,270
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	375,000	401,693
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	375,000	411,818

See notes to financial statements.

20

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	$1,000,000	$1,117,640
Smithfield Foods, Inc., 5.20%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	597,075
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	391,000	514,016
The Kroger Co., 3.50%, 2/1/26, Callable 11/1/25 @ 100	500,000	562,165
		14,494,071
Energy (5.0%):
Boardwalk Pipelines LP 4.45%, 7/15/27, Callable 4/15/27 @ 100	1,500,000	1,691,129
4.80%, 5/3/29, Callable 2/3/29 @ 100 (l)	500,000	572,495
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100	1,000,000	1,020,430
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	1,091,000	1,227,626
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 3.30%, 5/1/23, Callable 4/1/23 @ 100 (a)	250,000	264,738
3.70%, 6/1/28, Callable 3/1/28 @ 100 (a)	250,000	285,688
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (l)	109,000	112,331
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	1,000,000	1,068,750
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	985,300
Energy Transfer Operating LP 3.75%, 5/15/30, Callable 2/15/30 @ 100	1,000,000	1,077,690
3.23% (LIBOR03M+302bps), 11/1/66, Callable 2/11/21 @ 100 (b)	500,000	348,945
EnLink Midstream Partners LP, 4.85%, 7/15/26, Callable 4/15/26 @ 100	500,000	487,665
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100 (f)	1,000,000	1,085,430
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	231,000	281,557
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (l)	500,000	524,595
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100 (g)	514,000	630,627
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	1,500,000	1,638,044
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	750,000	790,673
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	1,334,000	1,397,939
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100 (f)	2,000,000	2,108,459
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	469,000	537,587
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	522,360
MPLX LP 4.25%, 12/1/27, Callable 9/1/27 @ 100	500,000	584,380
4.00%, 3/15/28, Callable 12/15/27 @ 100	750,000	863,243
4.80%, 2/15/29, Callable 11/15/28 @ 100 (l)	250,000	300,348
Murphy Oil Corp., 5.75%, 8/15/25, Callable 2/11/21 @ 104.31	500,000	498,700
Newfield Exploration Co., 5.38%, 1/1/26, Callable 10/1/25 @ 100	500,000	536,385
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100	500,000	540,515
Occidental Petroleum Corp. 3.40%, 4/15/26, Callable 1/15/26 @ 100	1,000,000	953,260
4.40%, 8/15/49, Callable 2/15/49 @ 100	500,000	421,275
ONEOK, Inc., 4.55%, 7/15/28, Callable 4/15/28 @ 100	500,000	571,830
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	750,000	743,535
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	2,280,000	2,387,182
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	2,000,000	2,078,659
Sabal Trail Transmission LLC, 4.25%, 5/1/28, Callable 2/1/28 @ 100 (a)	1,000,000	1,152,450
Southwestern Energy Co., 7.75%, 10/1/27, Callable 10/1/22 @ 103.88	500,000	537,075
See notes to financial statements.

21

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Valero Energy Corp., 2.15%, 9/15/27, Callable 7/15/27 @ 100	$636,000	$650,844
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	421,000	432,375
		31,912,114
Financials (7.9%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	1,000,000	1,011,670
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	1,250,000	1,399,063
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	500,000	564,895
Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	500,000	543,100
Athene Global Funding, 2.80%, 5/26/23 (a)	1,000,000	1,044,850
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	1,062,580
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	1,000,000	1,181,690
Bank of America Corp., 3.70% (LIBOR03M+151bps), 4/24/28, Callable 4/24/27 @ 100 (b)	1,000,000	1,140,299
BB&T Corp., 4.25%, 9/30/24	750,000	835,673
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	1,000,000	1,029,320
BMW US Capital LLC, 3.75%, 4/12/28, Callable 1/12/28 @ 100 (a)	1,000,000	1,154,630
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	500,000	477,825
Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100	1,000,000	1,130,770
CIT Group, Inc., 5.25%, 3/7/25, Callable 12/7/24 @ 100	500,000	570,730
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	2,000,000	2,141,039
CNO Financial Group, Inc., 5.25%, 5/30/29, Callable 2/28/29 @ 100	500,000	603,085
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31	500,000	532,450
Fifth Third Bancorp, 3.95%, 3/14/28, Callable 2/14/28 @ 100	500,000	590,780
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	1,008,110
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	500,000	585,380
Ford Motor Credit Co. LLC 4.54%, 8/1/26, Callable 6/1/26 @ 100	1,400,000	1,487,990
5.11%, 5/3/29, Callable 2/3/29 @ 100	500,000	557,060
FS KKR Capital Corp., 4.63%, 7/15/24, Callable 6/15/24 @ 100	1,000,000	1,053,910
Glencore Funding LLC 4.00%, 3/27/27, Callable 12/27/26 @ 100 (a)	500,000	565,345
2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	500,000	511,030
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,714,000	1,895,529
Hyundai Capital America 3.40%, 6/20/24 (a)	500,000	537,145
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	500,000	550,525
ILFC E-Capital Trust I, 3.23%, 12/21/65, Callable 2/11/21 @ 100 (a) (g)	500,000	331,970
JPMorgan Chase & Co., 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	750,000	804,930
KeyBank NA 3.40%, 5/20/26, MTN	500,000	560,355
3.90%, 4/13/29	1,000,000	1,157,389
KeyCorp, 2.25%, 4/6/27, MTN	500,000	535,320
KKR Group Finance Co. LLC, 3.75%, 7/1/29, Callable 4/1/29 @ 100 (a)	500,000	583,200
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	500,000	577,215
Main Street Capital Corp., 4.50%, 12/1/22	500,000	524,740
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	1,000,000	1,107,620

See notes to financial statements.

22

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	$500,000	$516,885
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	500,000	574,670
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	500,000	590,340
PPL Capital Funding, Inc., 4.13%, 4/15/30, Callable 1/15/30 @ 100	1,000,000	1,191,150
Prudential Financial, Inc., 4.35%, 2/25/50, Callable 8/25/49 @ 100	500,000	653,840
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	750,000	795,338
Santander Holdings USA, Inc. 4.45%, 12/3/21, Callable 11/3/21 @ 100	250,000	258,090
3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	262,550
4.40%, 7/13/27, Callable 4/14/27 @ 100	750,000	854,228
Synchrony Financial 4.50%, 7/23/25, Callable 4/23/25 @ 100	500,000	562,725
3.95%, 12/1/27, Callable 9/1/27 @ 100	500,000	561,850
5.15%, 3/19/29, Callable 12/19/28 @ 100	500,000	604,715
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100 (b)	500,000	527,605
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	500,000	538,230
TCF National Bank, 4.12% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	1,000,000	983,500
Texas Capital Bank NA, 5.25%, 1/31/26	250,000	268,938
The Goldman Sachs Group, Inc., 0.96% (LIBOR03M+75bps), 2/23/23 (b)	500,000	504,185
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	1,500,000	1,642,799
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	400,000	461,880
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	500,000	599,925
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	536,000	628,916
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	1,050,000	1,102,448
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	375,000	386,565
Wells Fargo & Co. 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	750,000	789,398
3.00%, 10/23/26	1,000,000	1,108,070
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,000,000	1,050,890
		49,968,942
Health Care (2.4%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100	1,000,000	1,126,400
Anthem, Inc., 2.88%, 9/15/29, Callable 6/15/29 @ 100	323,000	358,104
Boston Medical Center Corp., 3.91%, 7/1/28	500,000	574,050
Bristol Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100	500,000	593,445
CVS Health Corp. 4.30%, 3/25/28, Callable 12/25/27 @ 100	282,000	334,241
3.25%, 8/15/29, Callable 5/15/29 @ 100 (l)	500,000	563,055
1.75%, 8/21/30, Callable 5/21/30 @ 100	1,000,000	1,004,340
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	750,000	835,088
Duke University Health System, Inc., 2.60%, 6/1/30	500,000	534,735
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	435,000	455,686
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)	1,000,000	1,014,730

See notes to financial statements.

23

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Gilead Sciences, Inc., 1.20%, 10/1/27, Callable 8/1/27 @ 100	$1,000,000	$1,007,270
HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	500,000	581,900
Mercy Health, 4.30%, 7/1/28	250,000	287,253
Orlando Health Obligated Group 3.78%, 10/1/28, Callable 7/1/28 @ 100	500,000	579,285
2.89%, 10/1/35	1,000,000	1,027,080
Premier Health Partners, 2.91%, 11/15/26, Callable 5/15/26 @ 100	750,000	749,543
Quest Diagnostics, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	1,250,000	1,407,549
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	1,000,000	1,154,390
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (a)	333,000	345,864
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	1,250,000	1,327,513
		15,861,521
Industrials (4.1%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	2,000,000	2,028,720
American Airlines Pass Through Trust 3.70%, 4/1/28	338,525	317,117
3.85%, 8/15/29	469,965	394,610
3.60%, 4/15/31	432,347	395,567
Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5 (a)	500,000	526,790
Arconic, Inc. 5.13%, 10/1/24, Callable 7/1/24 @ 100	250,000	274,958
5.90%, 2/1/27	250,000	295,103
Ashtead Capital, Inc., 4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	1,448,000	1,594,320
British Airways Pass Through Trust 3.35%, 12/15/30 (a)	475,813	449,710
3.80%, 3/20/33 (a)	651,119	653,671
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	1,073,140
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	1,000,000	1,096,520
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	500,000	550,655
CNH Industrial Capital LLC, 1.88%, 1/15/26, Callable 12/15/25 @ 100	1,000,000	1,050,310
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	224,000	233,175
FedEx Corp., 3.90%, 2/1/35	1,250,000	1,494,300
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	500,000	528,495
Hawaiian Airlines Pass Through Certificates 4.95%, 7/15/23	588,767	529,890
3.90%, 7/15/27	108,031	95,278
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	1,000,000	1,121,570
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,095,620
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	551,455
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100	500,000	582,225
JetBlue Pass Through Trust, 2.95%, 11/15/29	235,075	219,156
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	1,058,000	1,175,851
Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	500,000	565,795
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	1,000,000	1,090,440
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.95%, 3/10/25, Callable 1/10/25 @ 100 (a)	500,000	560,245
4.45%, 1/29/26, Callable 11/29/25 @ 100 (a)	1,000,000	1,156,760
Ryder System, Inc., 3.40%, 3/1/23, MTN, Callable 2/1/23 @ 100	1,000,000	1,059,590

See notes to financial statements.

24

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	$800,000	$949,896
The Boeing Co. 3.25%, 2/1/28, Callable 12/1/27 @ 100	1,500,000	1,607,939
5.71%, 5/1/40, Callable 11/1/39 @ 100	1,000,000	1,297,190
Union Pacific Corp., 4.30%, 3/1/49, Callable 9/1/48 @ 100	500,000	654,775
United Airlines Pass Through Trust, 3.70%, 9/1/31	454,122	430,985
		27,701,821
Information Technology (1.4%):
Amphenol Corp., 4.35%, 6/1/29, Callable 3/1/29 @ 100	500,000	615,415
Analog Devices, Inc., 2.95%, 4/1/25, Callable 3/1/25 @ 100	250,000	272,840
Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	750,000	888,953
Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	500,000	568,325
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	743,000	827,487
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	974,000	1,036,180
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100 (a)	1,500,000	1,535,970
Micron Technology, Inc., 4.66%, 2/15/30, Callable 11/15/29 @ 100	1,000,000	1,226,830
Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	750,000	905,768
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)	500,000	515,905
Salesforce.com, Inc., 3.70%, 4/11/28, Callable 1/11/28 @ 100	1,000,000	1,179,200
		9,572,873
Materials (1.5%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	800,000	859,960
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	375,000	424,965
Crown Americas LLC/Crown Americas Capital Corp., 4.25%, 9/30/26, Callable 3/31/26 @ 100	500,000	550,310
DuPont de Nemours, Inc., 4.73%, 11/15/28, Callable 8/15/28 @ 100	500,000	614,480
LafargeHolcim Finance US LLC, 3.50%, 9/22/26, Callable 6/22/26 @ 100 (a)	1,000,000	1,104,080
LYB International Finance III LLC 3.38%, 5/1/30, Callable 2/1/30 @ 100	750,000	842,235
2.25%, 10/1/30, Callable 7/1/30 @ 100	500,000	514,465
Martin Marietta Materials, Inc., 3.50%, 12/15/27, Callable 9/15/27 @ 100	625,000	711,013
Packaging Corp. of America, 3.40%, 12/15/27, Callable 9/15/27 @ 100	500,000	563,070
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	500,000	539,590
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100	1,000,000	1,133,110
Vulcan Materials Co.
3.90%, 4/1/27, Callable 1/1/27 @ 100	500,000	582,885
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	1,144,220
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (l)	365,000	402,927
		9,987,310
Real Estate (1.0%):
AvalonBay Communities, Inc., 3.20%, 1/15/28, MTN, Callable 10/15/27 @ 100	750,000	836,438
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	437,000	482,129
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,500,000	1,607,534
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	250,000	272,705
Hospitality Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100 (f)	500,000	504,700
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	311,000	327,847

See notes to financial statements.

25

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Hudson Pacific Properties LP 3.95%, 11/1/27, Callable 8/1/27 @ 100	$500,000	$549,880
4.65%, 4/1/29, Callable 1/1/29 @ 100	500,000	582,175
Office Properties Income Trust, 4.50%, 2/1/25, Callable 11/1/24 @ 100	1,000,000	1,061,210
Vornado Realty LP, 3.50%, 1/15/25, Callable 11/15/24 @ 100	500,000	527,900
		6,752,518
Utilities (2.3%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,500,000	1,706,339
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	250,000	288,160
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	1,000,000	1,102,450
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	1,035,750
Dominion Energy, Inc., 3.07%, 8/15/24 (g) (h)	1,000,000	1,080,630
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	1,073,530
Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,000,000	1,246,450
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	750,000	818,543
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	525,000	608,496
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	750,000	821,550
National Fuel Gas Co., 4.75%, 9/1/28, Callable 6/1/28 @ 100 (f)	1,000,000	1,079,870
Southern Co. Gas Capital Corp., 1.75%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	1,008,440
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100 (a)	1,000,000	1,012,720
The Cleveland Electric Illuminating Co., 4.55%, 11/15/30, Callable 8/15/30 @ 100 (a)	500,000	576,765
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	500,000	569,485
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100 (a)	500,000	566,855
		14,596,033
Total Corporate Bonds (Cost $185,788,701)		204,281,087
Yankee Dollars (8.5%)
Communication Services (0.3%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	1,000,000	1,100,800
Vodafone Group PLC, 5.00%, 5/30/38	500,000	653,690
		1,754,490
Consumer Discretionary (0.3%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (a)	357,000	366,214
Nissan Motor Co. Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100 (a)	1,000,000	1,124,310
		1,490,524
Consumer Staples (0.8%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	667,000	728,091
Bacardi Ltd. 4.45%, 5/15/25, Callable 3/15/25 @ 100 (a)	1,500,000	1,690,725
2.75%, 7/15/26, Callable 4/15/26 @ 100 (a)	500,000	529,220
Becle SAB de CV, 3.75%, 5/13/25 (a)	1,000,000	1,088,420
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	1,000,000	1,124,130
		5,160,586

See notes to financial statements.

26

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Energy (0.6%):
Aker BP ASA 5.88%, 3/31/25, Callable 3/31/21 @ 102.94 (a)	$500,000	$520,725
4.00%, 1/15/31, Callable 10/15/30 @ 100 (a)	750,000	812,573
Petroleos Mexicanos, 6.50%, 3/13/27	2,000,000	2,108,520
Petronas Capital Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100 (a)	50,000	57,611
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 7/15/21 @ 102.94 (a)	390,000	331,321
		3,830,750
Financials (3.9%):
ABN AMRO Bank NV, 4.80%, 4/18/26 (a)	500,000	589,830
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	357,000	410,125
Banco Santander SA, 4.38%, 4/12/28	600,000	702,876
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (b)	500,000	566,205
Barclays PLC 4.61% (LIBOR03M+140bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000,000	1,043,820
3.93% (LIBOR03M+161bps), 5/7/25, Callable 5/7/24 @ 100 (b)	500,000	547,245
BNP Paribas SA, 4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a) (b)	1,000,000	1,111,320
BPCE SA 4.00%, 9/12/23 (a)	500,000	544,165
3.25%, 1/11/28 (a)	1,000,000	1,111,330
Co-operatieve Rabobank UA, 4.00% (USSW5+189bps), 4/10/29, MTN, Callable 4/10/24 @ 100 (b)	600,000	645,876
Credit Agricole SA, 3.25%, 10/4/24 (a)	1,250,000	1,357,949
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 3/26/25	500,000	555,520
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	500,000	526,900
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28, Callable 1/17/28 @ 100	500,000	561,355
HSBC Holdings PLC 3.80% (LIBOR03M+121bps), 3/11/25, Callable 3/11/24 @ 100 (b)	500,000	545,845
2.91% (LIBOR03M+135bps), 9/12/26, Callable 9/12/25 @ 100 (b)	500,000	570,105
Lloyds Banking Group PLC 2.91% (LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (b)	250,000	260,730
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	250,000	282,233
National Australia Bank Ltd., 3.93% (H15T5Y+188bps), 8/2/34, Callable 8/2/29 @ 100 (a) (b)	1,500,000	1,685,355
Nationwide Building Society 3.62% (LIBOR03M+118bps), 4/26/23, Callable 4/26/22 @ 100 (a) (b)	1,000,000	1,038,669
4.36% (LIBOR03M+139bps), 8/1/24, Callable 8/1/23 @ 100 (a) (b)	750,000	815,992
4.30% (LIBOR03M+145bps), 3/8/29, Callable 3/8/28 @ 100 (a) (b)	250,000	291,113
3.96% (LIBOR03M+186bps), 7/18/30, Callable 7/18/29 @ 100 (a) (b)	500,000	582,195
Royal Bank of Canada, 1.60%, 4/17/23, MTN (f)	1,500,000	1,542,645
Royal Bank of Scotland Group PLC 6.13%, 12/15/22	500,000	549,020
4.27% (LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	1,000,000	1,105,540
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	500,000	615,070
4.45% (LIBOR03M+187bps), 5/8/30, Callable 5/8/29 @ 100 (b)	1,000,000	1,191,099

See notes to financial statements.

27

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Societe Generale SA 3.88%, 3/28/24 (a)	$1,000,000	$1,091,840
1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a) (b)	500,000	504,520
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a) (b)	500,000	564,090
Westpac Banking Corp. 4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	1,000,000	1,140,220
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	1,000,000	1,030,200
		25,680,997
Health Care (0.7%):
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	1,000,000	1,144,250
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (a)	1,500,000	1,539,915
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	1,500,000	1,525,980
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	500,000	505,130
		4,715,275
Industrials (1.1%):
Air Canada Pass Through Trust, 5.38%, 11/15/22 (a)	146,756	146,437
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	500,000	533,550
Avolon Holdings Funding Ltd., 4.25%, 4/15/26, Callable 3/15/26 @ 100 (a)	1,000,000	1,081,190
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	750,000	848,340
CK Hutchison International Ltd. 3.50%, 4/5/27 (a)	750,000	830,707
2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500,000	1,608,540
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	450,000	500,918
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	568,000	579,457
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	765,170	708,119
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	275,000	277,613
		7,114,871
Materials (0.7%):
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	1,000,000	1,148,230
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,000,000	1,029,850
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	750,000	816,870
Nutrien Ltd., 4.20%, 4/1/29, Callable 1/1/29 @ 100	1,000,000	1,195,250
		4,190,200
Utilities (0.1%):
Comision Federal de Electricidad, 4.88%, 5/26/21 (a)	750,000	762,203
Total Yankee Dollars (Cost $50,314,980)		54,699,896
Municipal Bonds (5.5%)
Arizona (0.2%):
The University of Arizona Revenue, Build America Bond, Series A, 1.82%, 6/1/30	1,000,000	1,003,910
California (0.1%):
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @ 100	500,000	548,175

See notes to financial statements.

28

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Colorado (0.4%):
City & County of Denver Co. Airport System Revenue, Series C, 2.14%, 11/15/29	$1,500,000	$1,509,540
Colorado Health Facilities Authority Revenue, 3.36%, 12/1/30	1,000,000	1,001,580
		2,511,120
Connecticut (0.1%):
State of Connecticut, GO, Series A, 3.43%, 4/15/28	500,000	573,175
Florida (0.3%):
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @ 100	1,500,000	1,553,489
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	750,000	777,398
		2,330,887
Georgia (0.2%):
City of Atlanta Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @ 100	1,500,000	1,571,564
Hawaii (0.1%):
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	915,000	934,682
Illinois (0.3%):
Illinois Finance Authority Revenue 3.55%, 8/15/29	500,000	563,330
3.51%, 5/15/41	750,000	767,070
Metropolitan Pier & Exposition Authority Revenue, 4.30%, 12/15/28	500,000	501,790
		1,832,190
Kentucky (0.1%):
Kentucky Economic Development Finance Authority Revenue, 3.82%, 12/1/27	500,000	536,080
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	700,000	708,232
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	500,000	507,170
		1,215,402
Michigan (0.4%):
Michigan Finance Authority Revenue 2.47%, 12/1/25	1,000,000	1,069,780
3.08%, 12/1/34	1,000,000	1,116,230
		2,186,010
New Jersey (0.7%):
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27	1,000,000	1,077,080
New Jersey Health Care Facilities Financing Authority Revenue, Series A, 3.36%, 7/1/40	1,000,000	1,010,900
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	385,000	408,882
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	750,000	743,033
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	900,000	928,701
		4,168,596

See notes to financial statements.

29

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
New York (0.3%):
New York City Industrial Development Agency Revenue, 2.73%, 3/1/34	$1,500,000	$1,496,040
New York State Dormitory Authority Revenue, Series A, 2.46%, 7/1/32	750,000	760,253
		2,256,293
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	500,000	579,860
The University of Oklahoma Revenue, Series C, 2.05%, 7/1/29	1,000,000	1,021,810
		1,601,670
Pennsylvania (0.4%):
Commonwealth Financing Authority Revenue, Series A, 3.63%, 6/1/29	500,000	567,590
Public Parking Authority Of Pittsburgh Revenue, 2.33%, 12/1/29	895,000	919,317
State Public School Building Authority Revenue, 3.15%, 4/1/30	1,290,000	1,335,124
		2,822,031
Texas (1.2%):
City of Houston Airport System Revenue, Series C, 2.09%, 7/1/28	750,000	757,493
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @ 100	630,000	645,611
Dallas Fort Worth International Airport Revenue, Series C, 1.75%, 11/1/27	750,000	762,758
Harris County Cultural Education Facilities Finance Corp. Revenue 3.34%, 11/15/37	2,000,000	2,138,859
Series D, 2.28%, 7/1/34	370,000	361,734
North Texas Tollway Authority Revenue, 1.02%, 1/1/25	1,000,000	998,900
Tarrant County Cultural Education Facilities Finance Corp. Revenue 1.63%, 9/1/26 (i)	525,000	524,764
1.82%, 9/1/27 (i)	700,000	696,570
		6,886,689
Virginia (0.0%): (d)
Virginia Housing Development Authority Revenue Series J, 1.97%, 11/1/28	225,000	226,539
Series J, 2.27%, 11/1/31, Continuously Callable @ 100	225,000	227,284
Series J, 2.42%, 11/1/32, Continuously Callable @ 100	275,000	275,888
Series J, 2.47%, 11/1/33, Continuously Callable @ 100	270,000	270,556
Series J, 2.52%, 11/1/34, Continuously Callable @ 100	250,000	253,113
Series J, 2.57%, 11/1/35, Continuously Callable @ 100	300,000	303,324
		1,556,704
Washington (0.2%):
Washington State University Revenue, Series A, 2.24%, 10/1/28	1,000,000	1,040,930
Total Municipal Bonds (Cost $34,351,034)		35,576,108
U.S. Government Agency Mortgages (6.8%)
Federal Home Loan Mortgage Corp. Series K028, Class A2, 3.11%, 2/25/23	1,000,000	1,045,074
Series K059, Class A2, 3.12%, 9/25/26 (c)	1,000,000	1,123,450
Series KIR3, Class A2, 3.28%, 8/25/27	1,500,000	1,723,594
Series K069, Class A2, 3.19%, 9/25/27 (c)	86,000	98,540
Series K071, Class A2, 3.29%, 11/25/27	500,000	576,845
Series K075, Class A2, 3.65%, 2/25/28 (c)	500,000	589,138

See notes to financial statements.

30

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Series K087, Class A2, 3.77%, 12/25/28 (l)	$500,000	$597,953
Series K091, Class A2, 3.51%, 3/25/29	1,250,000	1,478,588
Series K095, Class A2, 2.79%, 6/25/29	1,000,000	1,130,908
Series K097, Class A2, 2.51%, 7/25/29	2,000,000	2,221,308
Series K096, Class A2, 2.52%, 7/25/29	1,000,000	1,111,242
Series KG02, Class A2, 2.41%, 8/25/29	909,000	1,001,458
Series K100, Class A2, 2.67%, 9/25/29	545,000	613,085
Series K159, Class A2, 3.95%, 11/25/30 (c)	500,000	613,955
3.00%, 3/1/31 – 2/1/33	463,157	489,829
3.50%, 5/1/33 – 11/1/47	2,825,241	2,999,461
Series K-1510, Class A3, 3.79%, 1/25/34	1,000,000	1,230,009
Series K-1512, Class A3, 3.06%, 4/25/34	1,000,000	1,152,550
4.00%, 7/1/42 – 5/1/46	2,061,498	2,257,758
4.50%, 12/1/45	139,735	156,199
		22,210,944
Federal National Mortgage Association Series M4, Class A2, 3.05%, 3/25/28 (c)	500,000	572,670
Series 2019-M1, Class A2, 3.55%, 9/25/28 (c)	750,000	886,810
Series 2019-M12, Class A2, 2.89%, 5/25/29 (c)	1,000,000	1,135,242
2.50%, 11/1/34 (l)	637,177	665,040
4.00%, 12/1/41 – 2/1/50	9,848,960	10,534,226
3.50%, 9/1/45 – 2/1/50 (l)	6,171,777	6,548,777
4.50%, 8/1/47	27,827	30,318
3.00%, 2/1/50	1,334,908	1,396,147
		21,769,230
Total U.S. Government Agency Mortgages (Cost $41,268,969)		43,980,174
U.S. Treasury Obligations (34.1%)
U.S. Treasury Bonds 4.38%, 2/15/38	750,000	1,114,453
3.50%, 2/15/39 (l)	2,770,000	3,759,409
4.38%, 11/15/39	1,000,000	1,511,563
1.13%, 5/15/40	1,000,000	949,375
1.38%, 11/15/40	7,000,000	6,923,438
3.13%, 11/15/41	1,000,000	1,307,500
2.75%, 8/15/47	500,000	627,266
2.75%, 11/15/47 (l)	500,000	627,891
3.00%, 2/15/48	3,500,000	4,596,484
3.38%, 11/15/48 (l)	2,012,000	2,827,174
2.88%, 5/15/49	3,000,000	3,876,094
1.25%, 5/15/50 (l)	2,000,000	1,815,313
1.38%, 8/15/50	7,000,000	6,555,938
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	515,610	606,265
U.S. Treasury Notes 2.25%, 2/15/21	195,000	195,472
2.38%, 3/15/21	2,000,000	2,008,672
2.38%, 4/15/21 (l)	3,850,000	3,874,213
1.63%, 6/30/21	1,000,000	1,007,422
1.75%, 7/31/21 (l)	10,000,000	10,093,750

See notes to financial statements.

31

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Principal Amount	Value
2.75%, 8/15/21	$1,700,000	$1,727,559
2.88%, 11/15/21	3,630,000	3,716,213
2.50%, 1/15/22	712,000	729,466
1.88%, 1/31/22	1,000,000	1,018,906
1.50%, 1/31/22	7,000,000	7,103,906
2.50%, 2/15/22	2,000,000	2,053,125
1.88%, 2/28/22	1,700,000	1,734,465
2.25%, 4/15/22	2,000,000	2,054,609
0.13%, 5/31/22	5,000,000	5,000,586
0.13%, 6/30/22 (l)	10,000,000	10,001,563
0.13%, 7/31/22	12,500,000	12,501,465
1.50%, 8/15/22	1,000,000	1,022,266
0.13%, 9/30/22 (l)	6,000,000	6,000,234
2.00%, 10/31/22	400,000	413,625
0.13%, 10/31/22	10,000,000	10,000,781
0.13%, 9/15/23	6,000,000	5,995,313
0.13%, 10/15/23	2,500,000	2,498,047
0.25%, 11/15/23	5,000,000	5,013,672
2.00%, 4/30/24	24,550,000	26,019,163
2.75%, 2/28/25	850,000	936,926
0.25%, 9/30/25	3,500,000	3,486,328
3.00%, 9/30/25	300,000	337,594
0.38%, 11/30/25	13,000,000	13,018,280
1.50%, 8/15/26	2,000,000	2,117,344
2.00%, 11/15/26	2,700,000	2,938,359
0.50%, 6/30/27	2,500,000	2,489,258
2.25%, 8/15/27	1,000,000	1,108,750
2.25%, 11/15/27	1,700,000	1,887,531
0.63%, 11/30/27	13,000,000	12,995,937
2.75%, 2/15/28 (l)	2,000,000	2,293,125
2.88%, 8/15/28	630,000	731,784
3.13%, 11/15/28 (l)	1,000,000	1,183,906
2.63%, 2/15/29	1,000,000	1,147,969
0.63%, 5/15/30 (l)	2,500,000	2,444,531
0.63%, 8/15/30	5,000,000	4,875,781
0.88%, 11/15/30	7,000,000	6,975,938
Total U.S. Treasury Obligations (Cost $211,818,413)		219,851,997
Commercial Papers (3.1%)
Canadian Natural Resources Ltd., 0.15%, 1/7/21 (j)	6,400,000	6,399,814
CenterPoint Energy, Inc., 0.11%, 1/5/21 (a) (j)	3,000,000	2,999,953
Duke Energy Corp., 0.09%, 1/5/21 (a) (j)	2,500,000	2,499,968
Duke Energy Corp., 0.09%, 1/4/21 (a) (j)	1,734,000	1,733,983
Eversource Energy, 0.15%, 1/5/21 (j)	1,700,000	1,699,965
Hannover Funding Co. LLC, 0.33%, 1/4/21 (j)	4,000,000	3,999,853
LMA-Americas LLC, 0.10%, 1/6/21 (a) (j)	700,000	699,988
Total Commercial Papers (Cost $20,033,501)		20,033,524

See notes to financial statements.

32

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (k)	22,680	$22,680
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (k)	779,205	779,205
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (k)	11,319	11,319
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (k)	90,251	90,251
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (k)	405,788	405,788
Total Collateral for Securities Loaned (Cost $1,309,243)		1,309,243
Total Investments (Cost $605,893,570) — 99.3%		641,492,173
Other assets in excess of liabilities — 0.7%		4,273,615
NET ASSETS — 100.00%		$645,765,788

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $127,480,167 and amounted to 19.7% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2020.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2020.

(d)  Amount represents less than 0.05% of net assets.

(e)  Non-income producing security.

(f)  All or a portion of this security is on loan.

(g)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)  Stepped-coupon security converts to coupon form on 8/15/24 with a rate of 3.071%.

(i)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(j)  Rate represents the effective yield at December 31, 2020.

(k)  Rate disclosed is the daily yield on December 31, 2020.

(l)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

H15T1Y — 1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2020.

H15T5Y — 5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2020.

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

See notes to financial statements.

33

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of December 31, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of December 31, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USISDA05 — 5 Year USD ICE Swap

USSW5 — USD 5 Year Swap Rate, rate disclosed as of December 31, 2020.

See notes to financial statements.

34

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2020

  (Unaudited)

	VictoryShares USAA Core Short-Term Bond ETF		VictoryShares USAA Core Intermediate-Term Bond ETF
ASSETS:
Investments, at value (Cost $245,458,206 and $605,893,570)	$248,906,472	(a)	$641,492,173	(b)
Cash and cash equivalents	4,769,966		3,593,982
Deposit with brokers for futures contracts	—		40,048
Receivables:
Interest and dividends	1,479,000		3,354,922
Prepaid expenses	2,045		6,545
Total Assets	255,157,483		648,487,670
LIABILITIES:
Payables:
Collateral received on loaned securities	1,873,642		1,309,243
Investments purchased	4,848,071		1,225,000
Accrued expenses and other payables:
Investment advisory fees	52,486		156,707
Administration fees	4,590		10,742
Custodian fees	2,349		392
Compliance fees	143		301
Trustees' fees	1,172		1,184
Other accrued expenses	14,793		18,313
Total Liabilities	6,797,246		2,721,882
NET ASSETS:
Capital	244,901,587		610,308,776
Total accumulated earnings/(loss)	3,458,650		35,457,012
Net Assets	$248,360,237		$645,765,788
Shares Outstanding (unlimited shares authorized, no par value):	4,800,000		11,850,000
Net asset value:	$51.74		$54.50

(a)  Includes $1,799,999 of securities on loan.

(b)  Includes $1,270,166 of securities on loan.

See notes to financial statements.

35

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2020

  (Unaudited)

	VictoryShares USAA Core Short-Term Bond ETF	VictoryShares USAA Core Intermediate-Term Bond ETF
Investment Income:
Interest	$1,859,184	$7,012,840
Securities lending (net of fees)	5,746	853
Total Income	1,864,930	7,013,693
Expenses:
Investment advisory fees	223,421	771,118
Administration fees	53,775	155,196
Sub-Administration fees	9,725	9,723
Custodian fees	3,176	10,370
Servicing fees	5,663	6,418
Trustees' fees	6,000	19,266
Compliance fees	687	2,153
Legal and audit fees	12,104	27,447
Other expenses	18,085	34,610
Total Expenses	332,636	1,036,301
Expenses waived/reimbursed by Adviser	(32,764)	(94,728)
Net Expenses	299,872	941,573
Net Investment Income (Loss)	1,565,058	6,072,120
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	220,603	1,065,218
Net change in unrealized appreciation/depreciation on investment securities	2,127,651	9,821,317
Net realized/unrealized gains (losses) on investments	2,348,254	10,886,535
Change in net assets resulting from operations	$3,913,312	$16,958,655

See notes to financial statements.

36

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA Core Short-Term Bond ETF			VictoryShares USAA Core Intermediate-Term Bond ETF
	Six Months Ended December 31, 2020 (Unaudited)	Ten Months Ended June 30, 2020	Year Ended August 31, 2019	Six Months Ended December 31, 2020 (Unaudited)	Ten Months Ended June 30, 2020	Year Ended August 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$1,565,058	$2,048,244	$1,951,595	$6,072,120	$9,078,403	$6,981,287
Net realized gains (losses) from investments	220,603	931,853	10,689	1,065,218	1,312,722	(87,470)
Net change in unrealized appreciation/ depreciation on investments	2,127,651	143,422	1,644,842	9,821,317	8,268,340	19,861,921
Change in net assets resulting from operations	3,913,312	3,123,519	3,607,126	16,958,655	18,659,465	26,755,738
Change in net assets resulting from distributions to shareholders	(2,889,733)	(1,884,117)	(1,927,032)	(9,340,025)	(8,484,958)	(6,792,738)
Change in net assets resulting from capital transactions	142,336,340	20,187,621	20,020,825	187,357,711	125,758,776	144,189,678
Change in net assets	143,359,919	21,427,023	21,700,919	194,976,341	135,933,283	164,152,678
Net Assets:
Beginning of period	105,000,318	83,573,295	61,872,376	450,789,447	314,856,164	150,703,486
End of period	$248,360,237	$105,000,318	$83,573,295	$645,765,788	$450,789,447	$314,856,164
Capital Transactions:
Proceeds from shares issued	142,336,340	20,187,621	20,020,825	195,541,741	133,241,270	144,189,678
Cost of shares redeemed	—	—	—	(8,184,030)	(7,482,494)	—
Change in net assets resulting from capital transactions	142,336,340	20,187,621	20,020,825	187,357,711	125,758,776	144,189,678
Share Transactions:
Issued	2,750,000	400,000	400,000	3,600,000	2,550,000	2,900,000
Redeemed	—	—	—	(150,000)	(150,000)	—
Change in Shares	2,750,000	400,000	400,000	3,450,000	2,400,000	2,900,000

See notes to financial statements.

37

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares USAA Core Short-Term Bond ETF
Six Months Ended 12/31/20 (unaudited)	$51.22	0.45	0.87	1.32	(0.58)	(0.22)
Ten Months Ended 6/30/20(e)	$50.65	1.10	0.48	1.58	(1.01)	—
Year Ended 8/31/19	$49.50	1.37	1.13	2.50	(1.35)	—
10/24/17(g) through 8/31/18	$50.00	0.93	(0.59)	0.34	(0.84)	—
VictoryShares USAA Core Intermediate-Term Bond ETF
Six Months Ended 12/31/20 (unaudited)	$53.67	0.64	1.13	1.77	(0.74)	(0.20)
Ten Months Ended 6/30/20(e)	$52.48	1.21	1.12	2.33	(1.14)	—
Year Ended 8/31/19	$48.61	1.62	3.81	5.43	(1.56)	—
10/24/17(g) through 8/31/18	$49.93	1.29	(1.46)	(0.17)	(1.15)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019. (See Note 1)

(f)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.

(g)  Commencement of operations.

(h)  Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.

(i)  Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

38

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares USAA Core Short-Term Bond ETF
Six Months Ended 12/31/20 (unaudited)	(0.80)	$51.74	2.60%	0.33%		1.74%	0.37%	$248,360	33%
Ten Months Ended 6/30/20(e)	(1.01)	$51.22	3.17%	0.35%		2.62%	0.44%	$105,000	72	%(f)
Year Ended 8/31/19	(1.35)	$50.65	5.11%	0.35%		2.75%	0.40%	$83,573	30%
10/24/17(g) through 8/31/18	(0.84)	$49.50	0.70%	0.35%		2.21%	0.40%	$61,872	22%
VictoryShares USAA Core Intermediate-Term Bond ETF
Six Months Ended 12/31/20 (unaudited)	(0.94)	$54.50	3.32%	0.36%		2.35%	0.40%	$645,766	8%
Ten Months Ended 6/30/20(e)	(1.14)	$53.67	4.52%	0.38	%(h)	2.80%	0.42%	$450,789	13%
Year Ended 8/31/19	(1.56)	$52.48	11.37%	0.39%		3.27%	0.44%	$314,856	3	%(i)
10/24/17(g) through 8/31/18	(1.15)	$48.61	(0.33)%	0.40%		3.10%	0.45%	$150,703	10%

See notes to financial statements.

39

Victory Portfolios II	Notes to Financial Statements December 31, 2020

  (Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust as a successor to the "Compass EMP Funds Trust." The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is currently comprised of 27 funds, 25 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following two Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)
VictoryShares USAA Core Short-Term Bond ETF	USAA Core Short-Term Bond ETF
VictoryShares USAA Core Intermediate-Term Bond ETF	USAA Core Intermediate-Term Bond ETF

Effective September 1, 2019, the Trust's Board of Trustees (the "Board") approved the fiscal year-end change for the Funds from August 31 to June 30. The accompanying financial statements reflect this change in fiscal year-end.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

Shares of the Funds are listed and traded on NYSE Arca, Inc (the "Exchange"). The Funds issue and redeem shares of a Fund ("Shares") at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit"). The Funds issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares will trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of fair value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of Shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Capital.

40

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
USAA Core Short-Term Bond ETF	$100	2.00%
USAA Core Intermediate-Term Bond ETF	100	2.00%

*  As a percentage of the amount invested.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Investments in open-end investment companies are valued at NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board. Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

41

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

A summary of the valuations as of December 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
USAA Core Short-Term Bond ETF
Asset-Backed Securities	$—	$23,419,643	$—	$23,419,643
Collateralized Mortgage Obligations	—	6,122,596	—	6,122,596
Senior Secured Loans	—	1,984,820	—	1,984,820
Corporate Bonds	—	95,364,930	—	95,364,930
Yankee Dollars	—	27,286,055	—	27,286,055
Municipal Bonds	—	58,000,679	—	58,000,679
U.S. Treasury Obligations	—	472,754	—	472,754
Commercial Papers	—	34,381,353	—	34,381,353
Collateral for Securities Loaned	1,873,642	—	—	1,873,642
Total	$1,873,642	$247,032,830	$—	$248,906,472
USAA Core Intermediate-Term Bond ETF
Asset-Backed Securities	$—	$42,876,483	$—	$42,876,483
Collateralized Mortgage Obligations	—	18,689,111	—	18,689,111
Common Stocks	194,550	—	—	194,550
Corporate Bonds	—	204,281,087	—	204,281,087
Yankee Dollars	—	54,699,896	—	54,699,896
Municipal Bonds	—	35,576,108	—	35,576,108
U.S. Government Agency Mortgages	—	43,980,174	—	43,980,174
U.S. Treasury Obligations	—	219,851,997	—	219,851,997
Commercial Papers	—	20,033,524	—	20,033,524
Collateral for Securities Loaned	1,309,243	—	—	1,309,243
Total	$1,503,793	$639,988,380	$—	$641,492,173

For the six months ended December 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in Payable for investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified on the Schedules of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

42

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

Mortgage-Related and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage- backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Loans:

Floating rate loans in which a Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.

A Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below Investment Grade Securities:

Certain Funds may invest in below investment grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Collateralized Loan Obligations ("CLOs"):

CLOs are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

43

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment traded companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with brokers for futures contracts. As of and during the six months ended December 31, 2020, the Funds held no futures contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received by the Fund. These amounts, if received, are included in Interest income on the Statements of Operations.

44

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of December 31, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
USAA Core Short-Term Bond ETF	$1,799,999	$1,799,999	$—	$—	$—	$—
USAA Core Intermediate-Term Bond ETF	1,270,166	1,270,166	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition), purchases and sales of U.S. Government Securities, and purchases and sales of in-kind transactions for the six months ended December 31, 2020, were as follows. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as Net realized gains (losses) from in-kind redemptions.

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
USAA Core Short-Term Bond ETF	$132,885,828	$42,986,841	$—	$—
USAA Core Intermediate-Term Bond ETF	97,109,975	26,502,244	120,049,746	11,693,508

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Amounts incurred and paid to VCM for the six months ended December 31, 2020, are reflected on the Statements of Operations as Investment advisory fees.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
USAA Core Short-Term Bond ETF	0.25%
USAA Core Intermediate-Term Bond ETF	0.30%

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, USAA Mutual Funds Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Sub-Administration fees.

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Custodian fees.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

Citibank also serves as the Funds' Transfer Agent. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Transfer agent fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Compliance fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for such Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of December 31, 2020, the expense limits (excluding voluntary waivers) are as follows:

In Effect July 1, 2019 Until June 30, 2021
USAA Core Short-Term Bond ETF	0.35%
USAA Core Intermediate-Term Bond ETF	0.40%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

As of December 31, 2020, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at December 31, 2020.

	Expires August 31, 2022	Expires June 30, 2023	Expires June 30, 2024	Total
USAA Core Short-Term Bond ETF	$2,875	$39,059	$32,764	$74,698
USAA Core Intermediate-Term Bond ETF	—	—	94,728	94,728

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the six months ended December 31, 2020, there were no voluntary waivers

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, Custodian, Distributor, and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risks — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest
47

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

rates, adverse economic or political conditions, tariffs and trade disruptions, inflation, or adverse investor sentiment generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Changes in value may occur sharply and unpredictably.

Credit Risk — The Funds are subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality. The Funds are subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuers' credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

Geopolitical/Natural Disaster Risk — An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Funds' investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR started to come under pressure following manipulation allegations in 2012. Despite increased regulation and other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, due largely to reduced activity in the financial markets that it measures. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. It is expected that there will be enough for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021, or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine

48

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Line of Credit:

For the six months ended December 31, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended December 31, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

The Funds did not utilize the Line of Credit during the six months ended December 31, 2020.

7. Federal Income Tax Information:

Each of the Funds intends to declare and distribute any net investment income monthly. Each of the Funds distribute any net realized long or short-term capital gains at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending June 30, 2021.

During the ten months ended June 30, 2020, the USAA Core Short-Term Bond ETF and USAA Core Intermediate-Term Bond ETF utilized $44,188 and $102,077 of short-term capital loss carryforwards, respectively.

49

Victory Portfolios II	Supplemental Information — continued December 31, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020, through December 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
USAA Core Short-Term Bond ETF	$1,000.00	$1,026.00	$1,023.54	$1.69	$1.68	0.33%
USAA Core Intermediate- Term Bond ETF	1,000.00	1,033.20	1,023.39	1.84	1.84	0.36%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

50

Victory Portfolios II	Supplemental Information — continued December 31, 2020

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 2, 2020. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 27, 2020 called for the purpose of reviewing the Agreement. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds, which also serves as independent legal counsel to the Independent Trustees.

The Board noted that each Fund assumed the performance of its predecessor fund, that the Adviser became the investment adviser to each Fund on February 26, 2019, and that prior to that date each predecessor fund was managed by a different investment adviser.

The Board took into consideration regular reports from the Adviser throughout the COVID-19 pandemic public health crisis concerning how the ongoing pandemic has affected market volatility, investment risk and the implementation and effectiveness of business continuity plans. These reports also had confirmed that the pandemic had no material impact on the Adviser's operations.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  The fact that the Funds are actively managed exchange-traded funds ("ETFs");

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between the Trust and the Adviser.

The Board reviewed each Fund's current management fee in the context of the Adviser's profitability with respect to each Fund. In addition, the Board compared each Fund's gross management fee and total expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable ETFs compiled by an independent consultant and a peer group of funds with similar investment strategies selected by that independent consultant from the universe. The Board reviewed the factors and

51

Victory Portfolios II	Supplemental Information — continued December 31, 2020

  (Unaudited)

methodology used by the independent consultant in the selection of each Fund's peer group, including the independent consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors.

The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which are generally viewed as a method by which an investment adviser shares any economies of scale with a fund as a fund grows. The Board also considered the Adviser's commitment to limit expenses as discussed in more detail below, and would consider breakpoints at a future time if a Fund's assets were to grow significantly.

The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser's oversight of the Funds' day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board also found that each Fund's net annual expense ratio was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over the one-year period against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

VictoryShares USAA Core Short-Term Bond ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year performance for the period ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same period and considered the fact that the Fund underperformed the benchmark index and outperformed the peer group median.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares USAA Core Intermediate-Term Bond ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year performance for the period ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and the peer group median.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

52

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VS-BOND-ETF-SAR (12/20)

December 31, 2020

Semi Annual Report

VictoryShares USAA MSCI USA Value Momentum ETF

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF

VictoryShares USAA MSCI International Value Momentum ETF

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the VictoryShares' shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictorySharesLiterature.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You can inform your financial intermediary that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all VictoryShares you hold through your financial intermediary.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Financial Statements
Victory Portfolios II Exchange-Traded Funds
VictoryShares USAA MSCI USA Value Momentum ETF
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	46
Statement of Operations	48
Statements of Changes in Net Assets	50
Financial Highlights	52-53
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	10
Statement of Assets and Liabilities	46
Statement of Operations	48
Statements of Changes in Net Assets	50
Financial Highlights	52-53
VictoryShares USAA MSCI International Value Momentum ETF
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	22
Statement of Assets and Liabilities	47
Statement of Operations	49
Statements of Changes in Net Assets	51
Financial Highlights	54-55
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	35
Statement of Assets and Liabilities	47
Statement of Operations	49
Statements of Changes in Net Assets	51
Financial Highlights	54-55
Notes to Financial Statements	56
Supplemental Information (unaudited)
Proxy Voting and Portfolio Holdings Information	68
Expense Examples	68
Advisory Contract Approval	70
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 866-376-7890.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The VictoryShares are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the VictoryShares.

For additional information about any VictoryShares, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 866-376-7890. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the ETFs, markets or securities mentioned herein should not be considered to be indicative of future results.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Funds, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Funds.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

866-376-7890

Visit our website at:

www.vcm.com

2

Victory Portfolios II	December 31, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings:

  VictoryShares USAA MSCI USA Value
  Momentum ETF
Seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Select Value Momentum Blend Index.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

  VictoryShares USAA MSCI USA Small Cap
  Value Momentum ETF
Seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Small Cap Select Value Momentum Blend Index.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

  VictoryShares USAA MSCI International
  Value Momentum ETF
Seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI World ex USA Select Value Momentum Blend Index.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

  VictoryShares USAA MSCI Emerging
  Markets Value Momentum ETF
Seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI Emerging Markets Select Value Momentum Blend Index.

Sector Allocation*:

December 31, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (4.7%):
Activision Blizzard, Inc.	19,655	$1,824,967
AT&T, Inc.	66,136	1,902,071
CenturyLink, Inc.	252,504	2,461,914
Charter Communications, Inc., Class A (a)	2,596	1,717,384
Discovery, Inc., Class A (a) (b)	114,900	3,457,341
Electronic Arts, Inc.	12,599	1,809,216
IAC/InterActiveCorp. (a)	18,022	3,412,465
Liberty Global PLC, Class C (a)	77,051	1,822,256
Pinterest, Inc., Class A (a)	22,863	1,506,672
T-Mobile U.S., Inc. (a)	16,362	2,206,416
ViacomCBS, Inc., Class B	39,384	1,467,448
		23,588,150
Consumer Discretionary (11.9%):
Amazon.com, Inc. (a)	1,172	3,817,122
Best Buy Co., Inc.	23,983	2,393,263
BorgWarner, Inc.	67,404	2,604,491
D.R. Horton, Inc.	36,767	2,533,982
Dollar General Corp.	21,250	4,468,875
eBay, Inc.	64,016	3,216,804
Etsy, Inc. (a)	6,743	1,199,647
Ford Motor Co.	148,962	1,309,376
Garmin Ltd.	18,510	2,214,907
General Motors Co.	70,044	2,916,632
Lear Corp.	20,094	3,195,548
Lennar Corp., Class A	30,866	2,352,915
LKQ Corp. (a)	34,324	1,209,578
MercadoLibre, Inc. (a)	853	1,428,963
Mohawk Industries, Inc. (a)	17,217	2,426,736
Newell Brands, Inc.	121,066	2,570,231
NVR, Inc. (a)	322	1,313,715
Peloton Interactive, Inc., Class A (a)	30,764	4,667,514
Pool Corp.	5,962	2,220,845
PulteGroup, Inc.	48,291	2,082,308
Target Corp. (c)	20,250	3,574,733
Tesla, Inc. (a)	3,866	2,728,120
Tractor Supply Co.	10,439	1,467,515
Whirlpool Corp.	13,477	2,432,464
		60,346,284
Consumer Staples (6.5%):
Bunge Ltd.	32,636	2,140,269
Church & Dwight Co., Inc.	26,046	2,271,993
Conagra Brands, Inc.	84,547	3,065,674
General Mills, Inc.	32,619	1,917,997
Molson Coors Beverage Co., Class B	79,279	3,582,618
The Clorox Co.	23,703	4,786,109
The J.M. Smucker Co.	37,691	4,357,080

See notes to financial statements.

4

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
The Kraft Heinz Co.	97,070	$3,364,446
The Kroger Co.	102,519	3,256,003
Walgreens Boots Alliance, Inc.	42,429	1,692,069
Walmart, Inc.	17,521	2,525,652
		32,959,910
Energy (2.4%):
Baker Hughes Co.	134,348	2,801,156
Cabot Oil & Gas Corp.	166,437	2,709,595
Concho Resources, Inc.	20,947	1,222,257
Marathon Petroleum Corp.	55,415	2,291,964
Pioneer Natural Resources Co.	13,878	1,580,565
The Williams Cos., Inc.	66,495	1,333,225
		11,938,762
Financials (13.7%):
AGNC Investment Corp.	186,073	2,902,739
Ally Financial, Inc.	78,154	2,786,972
American International Group, Inc.	66,982	2,535,939
Ameriprise Financial, Inc.	7,497	1,456,892
Annaly Capital Management, Inc.	158,223	1,336,984
Arthur J. Gallagher & Co.	18,749	2,319,439
Assurant, Inc.	13,704	1,866,759
Athene Holding Ltd., Class A (a)	45,290	1,953,811
Capital One Financial Corp.	29,207	2,887,112
Citigroup, Inc.	52,137	3,214,767
Citizens Financial Group, Inc.	87,026	3,112,050
Equitable Holdings, Inc.	129,148	3,304,898
Erie Indemnity Co., Class A	9,847	2,418,423
Invesco Ltd.	188,619	3,287,629
KKR & Co., Inc.	79,564	3,221,546
Lincoln National Corp.	40,802	2,052,749
MarketAxess Holdings, Inc.	3,209	1,830,927
MetLife, Inc.	63,048	2,960,103
Morgan Stanley	55,499	3,803,346
MSCI, Inc.	5,029	2,245,599
Nasdaq, Inc.	14,797	1,964,154
Prudential Financial, Inc.	35,523	2,773,281
Regions Financial Corp.	80,623	1,299,643
S&P Global, Inc.	5,505	1,809,659
State Street Corp.	20,006	1,456,037
SVB Financial Group (a)	3,486	1,351,975
The Goldman Sachs Group, Inc.	7,167	1,890,010
The Progressive Corp.	23,497	2,323,383
Voya Financial, Inc.	49,962	2,938,265
		69,305,091
Health Care (15.8%):
10X Genomics, Inc., Class A (a)	11,561	1,637,038
AbbVie, Inc.	15,986	1,712,900
Alexion Pharmaceuticals, Inc. (a)	25,449	3,976,152

See notes to financial statements.

5

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
AmerisourceBergen Corp.	34,213	$3,344,663
Biogen, Inc. (a)	9,488	2,323,232
Bio-Rad Laboratories, Inc., Class A (a)	6,639	3,870,138
Bristol-Myers Squibb Co.	66,316	4,113,582
Cardinal Health, Inc.	28,264	1,513,820
Centene Corp. (a)	42,729	2,565,022
Cigna Corp.	16,081	3,347,743
CVS Health Corp.	51,078	3,488,627
Danaher Corp.	21,254	4,721,363
DaVita, Inc. (a)	30,176	3,542,661
DexCom, Inc. (a)	2,185	807,838
Gilead Sciences, Inc. (c)	26,815	1,562,242
Horizon Therapeutics PLC (a)	18,284	1,337,475
Humana, Inc.	3,488	1,431,022
Jazz Pharmaceuticals PLC (a)	11,737	1,937,192
Laboratory Corp. of America Holdings (a)	7,456	1,517,669
McKesson Corp.	19,286	3,354,221
Moderna, Inc. (a)	39,783	4,156,129
Molina Healthcare, Inc. (a)	11,545	2,455,391
PerkinElmer, Inc.	16,201	2,324,844
Perrigo Co. PLC	23,649	1,057,583
Quest Diagnostics, Inc.	14,017	1,670,406
Regeneron Pharmaceuticals, Inc. (a)	5,616	2,713,146
Teladoc Health, Inc. (a) (b)	4,437	887,223
Thermo Fisher Scientific, Inc.	10,134	4,720,214
Veeva Systems, Inc., Class A (a)	5,340	1,453,815
Viatris, Inc. (a)	163,576	3,065,414
West Pharmaceutical Services, Inc.	13,444	3,808,820
		80,417,585
Industrials (13.5%):
AMERCO, Inc.	4,499	2,042,366
C.H. Robinson Worldwide, Inc.	20,765	1,949,211
Carrier Global Corp.	41,566	1,567,870
Cummins, Inc.	16,065	3,648,361
Eaton Corp. PLC	31,517	3,786,452
Enphase Energy, Inc. (a)	5,773	1,012,988
Fastenal Co.	35,521	1,734,490
FedEx Corp.	11,947	3,101,680
Fortune Brands Home & Security, Inc.	27,843	2,386,702
Generac Holdings, Inc. (a)	7,746	1,761,518
IHS Markit Ltd.	22,804	2,048,483
Ingersoll Rand, Inc. (a) (c)	36,521	1,663,897
J.B. Hunt Transport Services, Inc.	12,637	1,726,846
Johnson Controls International PLC	37,314	1,738,459
Kansas City Southern	19,161	3,911,335
Knight-Swift Transportation Holdings, Inc.	71,005	2,969,429
Masco Corp.	25,333	1,391,542
Old Dominion Freight Line, Inc.	17,420	3,400,036
Owens Corning, Inc.	34,467	2,611,219
PACCAR, Inc.	41,876	3,613,061

See notes to financial statements.

6

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Rollins, Inc.	54,937	$2,146,389
Snap-on, Inc.	9,894	1,693,259
Stanley Black & Decker, Inc.	7,542	1,346,700
Sunrun, Inc. (a)	13,920	965,770
Textron, Inc.	28,900	1,396,737
Trane Technologies PLC	25,416	3,689,387
United Parcel Service, Inc., Class B	20,856	3,512,150
United Rentals, Inc. (a)	11,320	2,625,222
Westinghouse Air Brake Technologies Corp.	35,881	2,626,489
		68,068,048
Information Technology (15.7%):
Apple, Inc.	30,322	4,023,425
Applied Materials, Inc.	17,681	1,525,870
Arrow Electronics, Inc. (a)	39,181	3,812,311
Cadence Design Systems, Inc. (a)	16,271	2,219,853
Cloudflare, Inc., Class A (a)	23,930	1,818,441
Corning, Inc.	44,188	1,590,768
Crowdstrike Holdings, Inc., Class A (a)	11,207	2,373,867
Datadog, Inc., Class A (a)	35,128	3,458,000
Dell Technologies, Inc., Class C (a)	44,655	3,272,765
DocuSign, Inc. (a)	14,113	3,137,320
Hewlett Packard Enterprise Co.	304,523	3,608,598
HP, Inc.	146,683	3,606,935
Intel Corp.	69,452	3,460,099
Lam Research Corp.	2,942	1,389,418
Micron Technology, Inc. (a)	44,429	3,340,172
Microsoft Corp. (c)	10,940	2,433,275
NVIDIA Corp.	4,904	2,560,869
NXP Semiconductors NV	10,415	1,656,089
PayPal Holdings, Inc. (a)	8,287	1,940,815
Qorvo, Inc. (a)	19,776	3,288,156
QUALCOMM, Inc.	9,366	1,426,816
Seagate Technology PLC	59,262	3,683,726
Skyworks Solutions, Inc.	21,034	3,215,678
SolarEdge Technologies, Inc. (a)	3,718	1,186,488
Synopsys, Inc. (a)	9,358	2,425,968
Teradyne, Inc.	25,200	3,021,228
Western Digital Corp.	52,830	2,926,254
Zoom Video Communications, Inc., Class A (a)	8,980	3,029,134
Zscaler, Inc. (a)	22,620	4,517,439
		79,949,777
Materials (5.2%):
Air Products & Chemicals, Inc.	7,157	1,955,436
Albemarle Corp.	10,234	1,509,720
Corteva, Inc.	94,713	3,667,286
Eastman Chemical Co.	33,463	3,355,670
Freeport-McMoRan, Inc.	54,966	1,430,215
Linde PLC	7,640	2,013,217
Newmont Corp.	48,834	2,924,668

See notes to financial statements.

7

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Nucor Corp.	33,540	$1,783,993
Steel Dynamics, Inc.	88,577	3,265,834
The Mosaic Co.	59,579	1,370,913
Westrock Co.	73,814	3,213,123
		26,490,075
Real Estate (7.1%):
American Tower Corp.	7,820	1,755,277
CBRE Group, Inc., Class A (a)	53,683	3,366,998
Crown Castle International Corp.	11,274	1,794,708
Digital Realty Trust, Inc.	26,708	3,726,033
Duke Realty Corp.	48,105	1,922,757
Equinix, Inc.	5,177	3,697,310
Extra Space Storage, Inc.	17,521	2,029,983
Host Hotels & Resorts, Inc.	239,837	3,508,815
Iron Mountain, Inc. (b)	118,780	3,501,634
Mid-America Apartment Communities, Inc.	25,937	3,285,959
Prologis, Inc.	15,517	1,546,424
Public Storage	9,990	2,306,991
Simon Property Group, Inc.	11,929	1,017,305
VICI Properties, Inc.	119,884	3,057,042
		36,517,236
Utilities (3.2%):
American Water Works Co., Inc.	12,469	1,913,617
Exelon Corp.	46,462	1,961,626
NextEra Energy, Inc. (c)	28,164	2,172,853
NRG Energy, Inc.	94,548	3,550,277
PG&E Corp. (a)	126,540	1,576,688
The AES Corp.	77,201	1,814,224
Vistra Corp.	168,854	3,319,670
		16,308,955
Total Common Stocks (Cost $440,373,147)		505,889,873
Collateral for Securities Loaned^ (1.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (d)	118,307	118,307
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	4,064,523	4,064,523
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (d)	59,041	59,041
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (d)	470,773	470,773
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (d)	2,116,688	2,116,688
Total Collateral for Securities Loaned (Cost $6,829,332)		6,829,332
Total Investments (Cost $447,202,479) — 101.0%		512,719,205
Liabilities in excess of other assets — (1.0)%		(4,874,949)
NET ASSETS — 100.00%		$507,844,256

See notes to financial statements.

8

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on December 31, 2020.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	8	3/19/21	$1,473,795	$1,499,520	$25,725
	Total unrealized appreciation				$25,725
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$25,725

See notes to financial statements.

9

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (3.5%):
ANGI Homeservices, Inc., Class A (a)	45,622	$601,982
Bandwidth, Inc., Class A (a)	4,207	646,490
Cardlytics, Inc. (a) (b)	6,382	911,158
Cars.com, Inc. (a)	24,627	278,285
Cincinnati Bell, Inc. (a)	33,618	513,683
Cogent Communications Holdings, Inc. (c)	7,553	452,198
Consolidated Communications Holdings, Inc. (a)	78,357	383,166
EverQuote, Inc., Class A (a)	7,976	297,904
Gogo, Inc. (a) (b)	20,464	197,068
Gray Television, Inc. (a)	34,484	616,919
QuinStreet, Inc. (a)	16,035	343,790
Shenandoah Telecommunications Co. (b)	17,664	763,968
TechTarget, Inc. (a)	16,619	982,349
Telephone & Data Systems, Inc.	40,567	753,329
The New York Times Co., Class A	9,970	516,147
TrueCar, Inc. (a)	62,790	263,718
United States Cellular Corp. (a)	12,865	394,827
Zynga, Inc., Class A (a)	119,932	1,183,729
		10,100,710
Consumer Discretionary (10.7%):
1-800-Flowers.com, Inc., Class A (a)	10,355	269,230
Abercrombie & Fitch Co.	11,899	242,264
Acushnet Holdings Corp.	14,380	582,965
American Public Education, Inc. (a)	21,124	643,860
Asbury Automotive Group, Inc. (a)	2,591	377,612
At Home Group, Inc. (a)	13,136	203,083
AutoNation, Inc. (a)	11,594	809,144
Bed Bath & Beyond, Inc. (b)	10,693	189,908
Big Lots, Inc.	10,599	455,016
Brunswick Corp.	4,594	350,247
Camping World Holdings, Inc., Class A	12,367	322,160
CarParts.com, Inc. (a)	17,174	212,786
Century Communities, Inc. (a)	10,554	462,054
Chegg, Inc. (a)	8,477	765,727
Collectors Universe, Inc.	4,822	363,579
Cooper Tire & Rubber Co.	18,113	733,577
Dana, Inc.	15,262	297,914
Deckers Outdoor Corp. (a)	1,591	456,267
Dick's Sporting Goods, Inc.	10,849	609,822
Dillard's, Inc., Class A (b)	5,209	328,427
Duluth Holdings, Inc., Class B (a) (b)	17,523	185,043
El Pollo Loco Holdings, Inc. (a)	17,096	309,438
Ethan Allen Interiors, Inc.	23,415	473,217
Genesco, Inc. (a)	17,308	520,798
G-III Apparel Group Ltd. (a)	28,350	673,029
Green Brick Partners, Inc. (a)	13,691	314,345

See notes to financial statements.

10

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Group 1 Automotive, Inc.	4,661	$611,244
Groupon, Inc. (a)	6,335	240,698
Haverty Furniture Cos., Inc.	13,298	367,956
Helen of Troy Ltd. (a)	1,907	423,716
Hibbett Sports, Inc. (a)	15,491	715,374
Johnson Outdoors, Inc., Class A	4,757	535,781
KB Home	13,992	469,012
L Brands, Inc.	7,139	265,499
Lithia Motors, Inc., Class A	2,182	638,606
Lumber Liquidators Holdings, Inc. (a)	8,039	247,119
M/I Homes, Inc. (a)	10,844	480,281
Malibu Boats, Inc., Class A (a)	4,285	267,555
MarineMax, Inc. (a)	14,790	518,094
MDC Holdings, Inc.	13,629	662,369
Meritage Homes Corp. (a)	5,766	477,540
Murphy USA, Inc.	2,952	386,328
Ollie's Bargain Outlet Holdings, Inc. (a)	3,194	261,173
Papa John's International, Inc.	3,924	332,951
Penn National Gaming, Inc. (a)	3,053	263,688
PetMed Express, Inc. (b) (c)	9,601	307,808
Purple Innovation, Inc. (a)	9,392	309,372
Qurate Retail, Inc., Class A	59,821	656,237
Rent-A-Center, Inc.	17,307	662,685
Shoe Carnival, Inc.	7,615	298,356
Signet Jewelers Ltd. (b)	21,622	589,632
Smith & Wesson Brands, Inc.	30,625	543,594
Sonic Automotive, Inc., Class A	10,780	415,785
Sportsman's Warehouse Holdings, Inc. (a)	20,247	355,335
Stamps.com, Inc. (a)	1,834	359,812
Stride, Inc. (a)	6,973	148,037
Sturm Ruger & Co., Inc. (c)	14,531	945,532
Taylor Morrison Home Corp. (a)	19,150	491,198
The ODP Corp. (a)	21,074	617,468
Thor Industries, Inc.	5,436	505,494
Toll Brothers, Inc.	13,069	568,109
TopBuild Corp. (a)	3,626	667,475
TRI Pointe Group, Inc. (a)	30,563	527,212
Tupperware Brands Corp. (a)	6,052	196,024
Vista Outdoor, Inc. (a)	20,556	488,411
Winnebago Industries, Inc.	4,196	251,508
Zumiez, Inc. (a)	18,720	688,522
		29,910,102
Consumer Staples (3.6%):
B&G Foods, Inc. (b)	12,089	335,228
BJ's Wholesale Club Holdings, Inc. (a)	8,372	312,108
Celsius Holdings, Inc. (a)	7,353	369,929
Central Garden & Pet Co., Class A (a)	11,735	426,333
Darling Ingredients, Inc. (a)	20,462	1,180,248

See notes to financial statements.

11

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Edgewell Personal Care Co.	12,147	$420,043
Fresh Del Monte Produce, Inc.	28,583	687,993
Freshpet, Inc. (a)	6,789	963,970
Ingles Markets, Inc., Class A	21,411	913,393
National Beverage Corp. (b)	4,236	359,636
Rite Aid Corp. (a) (b)	13,407	212,233
SpartanNash Co.	26,248	456,978
Sprouts Farmers Market, Inc. (a)	16,678	335,228
The Andersons, Inc.	36,722	900,056
The Boston Beer Co., Inc., Class A (a)	854	849,124
United Natural Foods, Inc. (a) (b)	21,916	349,999
Weis Markets, Inc. (c)	22,168	1,059,852
		10,132,351
Energy (2.6%):
Antero Resources Corp. (a) (b)	104,893	571,667
Bonanza Creek Energy, Inc. (a)	24,218	468,134
CNX Resources Corp. (a)	48,891	528,023
Dorian LPG Ltd. (a)	82,217	1,002,224
EQT Corp. (a)	31,615	401,827
Green Plains, Inc. (a) (b)	16,257	214,105
Helix Energy Solutions Group, Inc. (a) (b)	106,402	446,888
International Seaways, Inc.	34,599	565,002
Pacific Ethanol, Inc. (a) (b)	36,944	200,606
PDC Energy, Inc. (a)	14,884	305,569
Range Resources Corp. (a)	56,859	380,955
Renewable Energy Group, Inc. (a)	11,618	822,786
Southwestern Energy Co. (a)	160,061	476,982
Talos Energy, Inc. (a)	27,899	229,888
Transocean Ltd. (a) (b)	265,645	613,640
		7,228,296
Financials (13.2%):
American Equity Investment Life Holding Co.	17,773	491,601
American National Group, Inc.	11,987	1,152,191
Arbor Realty Trust, Inc.	15,719	222,895
Ares Commercial Real Estate Corp.	37,849	450,782
Ares Management Corp., Class A	9,176	431,731
Assured Guaranty Ltd.	23,188	730,191
Brighthouse Financial, Inc. (a)	19,604	709,763
Brightsphere Investment Group, Inc.	38,902	750,031
BRP Group, Inc., Class A (a)	12,284	368,151
Cadence Bancorp	45,195	742,102
Cannae Holdings, Inc. (a)	24,059	1,065,092
Chimera Investment Corp.	71,760	735,539
CIT Group, Inc.	6,870	246,633
CNO Financial Group, Inc.	37,992	844,562
Colony Credit Real Estate, Inc.	51,178	383,835
Cowen, Inc., Class A (b)	29,314	761,871
Customers Bancorp, Inc., Class A (a)	45,804	832,717

See notes to financial statements.

12

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Dynex Capital, Inc. (b)	21,987	$391,369
Ellington Financial, Inc.	29,234	433,833
Encore Capital Group, Inc. (a)	11,328	441,226
Enstar Group Ltd. (a)	2,715	556,276
Flagstar Bancorp, Inc.	11,193	456,227
Focus Financial Partners, Inc., Class A (a)	19,860	863,910
Freedom Holding Corp. (a) (b)	11,612	595,812
Genworth Financial, Inc. (a)	184,841	698,699
Goosehead Insurance, Inc., Class A	6,778	845,623
Granite Point Mortgage Trust, Inc. (b)	48,929	488,801
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,486	538,267
Heritage Insurance Holdings, Inc.	66,451	673,149
Hilltop Holdings, Inc.	35,777	984,226
Independent Bank Group, Inc.	6,235	389,812
Janus Henderson Group PLC	33,497	1,088,987
Jefferies Financial Group, Inc.	38,347	943,336
Kinsale Capital Group, Inc.	3,992	798,919
Live Oak Bancshares, Inc. (b)	6,185	293,540
Meta Financial Group, Inc.	9,828	359,312
MFA Financial, Inc.	57,597	224,052
MGIC Investment Corp.	56,563	709,866
Mr. Cooper Group, Inc. (a)	18,947	587,925
National General Holdings Corp. (b) (d)	18,749	640,841
National Western Life Group, Inc., Class A	3,544	731,623
Navient Corp.	60,187	591,036
New Residential Investment Corp.	29,131	289,562
OFG Bancorp	18,599	344,825
OneMain Holdings, Inc.	6,502	313,136
Palomar Holdings, Inc. (a)	8,795	781,348
Pennymac Financial Services	11,028	723,656
Pennymac Mortgage Investment Trust	14,598	256,779
Popular, Inc.	17,075	961,664
Radian Group, Inc.	35,639	721,690
Ready Capital Corp.	43,682	543,841
Sterling Bancorp	19,235	345,845
StoneX Group, Inc. (a)	14,562	843,140
Third Point Reinsurance Ltd. (a)	44,367	422,374
Trupanion, Inc. (a)	7,635	913,986
Two Harbors Investment Corp.	68,521	436,479
Unum Group	28,959	664,319
Victory Capital Holdings, Inc., Class A(e)	18,919	469,380
Virtu Financial, Inc., Class A	12,934	325,549
Virtus Investment Partners, Inc.	4,100	889,699
Walker & Dunlop, Inc.	3,475	319,770
Watford Holdings Ltd. (a)	11,035	381,811
		37,195,207
Health Care (22.7%):
Acadia Healthcare Co., Inc. (a)	13,853	696,252
Acceleron Pharma, Inc. (a)	4,972	636,118

See notes to financial statements.

13

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Addus HomeCare Corp. (a)	8,784	$1,028,519
Allakos, Inc. (a) (b)	5,630	788,200
Allscripts Healthcare Solutions, Inc. (a) (b)	25,586	369,462
Amedisys, Inc. (a)	3,867	1,134,307
AMN Healthcare Services, Inc. (a)	12,730	868,823
Amneal Pharmaceuticals, Inc. (a)	109,905	502,266
Anika Therapeutics, Inc. (a)	7,749	350,720
Arcus Biosciences, Inc. (a)	10,152	263,546
Arena Pharmaceuticals, Inc. (a)	9,424	724,046
Arrowhead Pharmaceuticals, Inc. (a)	7,360	564,733
AtriCure, Inc. (a)	8,919	496,521
Axsome Therapeutics, Inc. (a)	2,407	196,098
BioLife Solutions, Inc. (a)	8,175	326,101
Bio-Techne Corp.	3,891	1,235,587
Bioxcel Therapeutics, Inc. (a)	11,557	533,933
CareDx, Inc. (a)	4,026	291,684
Castle Biosciences, Inc. (a)	5,837	391,955
Catalyst Pharmaceuticals, Inc. (a)	126,537	422,634
Celldex Therapeutics, Inc. (a)	10,456	183,189
Change Healthcare, Inc. (a)	15,996	298,325
Charles River Laboratories International, Inc. (a)	3,802	949,968
Chemed Corp.	2,376	1,265,480
Chemocentryx, Inc. (a)	7,049	436,474
Collegium Pharmaceutical, Inc. (a)	22,960	459,889
Computer Programs & Systems, Inc.	26,430	709,381
Corcept Therapeutics, Inc. (a)	33,540	877,406
Cortexyme, Inc. (a)	5,194	144,289
CorVel Corp. (a)	5,359	568,054
Covetrus, Inc. (a)	22,075	634,436
CRISPR Therapeutics AG (a)	4,338	664,191
CryoPort, Inc. (a)	13,687	600,586
Cymabay Therapeutics, Inc. (a)	26,154	150,124
Denali Therapeutics, Inc. (a)	4,304	360,503
Dicerna Pharmaceuticals, Inc. (a)	11,136	245,326
Eidos Therapeutics, Inc. (a)	3,400	447,372
Emergent BioSolutions, Inc. (a)	6,170	552,832
Encompass Health Corp.	13,537	1,119,375
Endo International PLC (a)	100,574	722,121
Envista Holdings Corp. (a)	9,410	317,399
Exelixis, Inc. (a)	29,993	601,960
Fulgent Genetics, Inc. (a) (b)	4,722	246,016
GenMark Diagnostics, Inc. (a)	12,710	185,566
Globus Medical, Inc. (a)	7,638	498,150
Halozyme Therapeutics, Inc. (a)	24,799	1,059,165
Heska Corp. (a) (b)	2,870	418,016
Hill-Rom Holdings, Inc.	5,352	524,335
Innoviva, Inc. (a)	66,427	823,031
Inovalon Holdings, Inc., Class A (a)	33,526	609,167
Inovio Pharmaceuticals, Inc. (a) (b)	13,129	116,192

See notes to financial statements.

14

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Integer Holdings Corp. (a)	9,188	$745,974
Invitae Corp. (a)	4,495	187,936
iRhythm Technologies, Inc. (a)	1,195	283,466
Karuna Therapeutics, Inc. (a)	5,859	595,216
Kodiak Sciences, Inc. (a) (b)	7,569	1,111,961
Kura Oncology, Inc. (a)	7,723	252,233
LHC Group, Inc. (a)	4,701	1,002,817
Ligand Pharmaceuticals, Inc. (a) (b)	2,935	291,886
Luminex Corp.	12,336	285,208
Magellan Health, Inc. (a)	8,546	707,951
MEDNAX, Inc. (a)	14,468	355,045
Medpace Holdings, Inc. (a)	5,313	739,570
Meridian Bioscience, Inc. (a)	31,292	584,847
Merit Medical Systems, Inc. (a)	15,441	857,129
Mersana Therapeutics, Inc. (a)	19,334	514,478
Mirati Therapeutics, Inc. (a)	1,058	232,379
NantKwest, Inc. (a) (b)	24,824	330,904
Natera, Inc. (a)	7,445	740,926
National Healthcare Corp. (c)	8,786	583,478
NeoGenomics, Inc. (a) (b)	16,767	902,735
Neoleukin Therapeutics, Inc. (a)	17,016	239,926
Nevro Corp. (a)	3,739	647,221
NextGen Healthcare, Inc. (a)	19,368	353,272
Novavax, Inc. (a) (b)	3,572	398,314
Omnicell, Inc. (a)	5,394	647,388
Ontrak, Inc. (a) (b)	7,731	477,698
OPKO Health, Inc. (a) (b)	91,006	359,474
OraSure Technologies, Inc. (a) (b)	42,931	454,425
Owens & Minor, Inc.	19,979	540,432
Pacific Biosciences of California, Inc. (a)	13,688	355,067
Pacira BioSciences, Inc. (a)	11,097	664,044
Patterson Cos., Inc. (b) (c)	13,048	386,612
Penumbra, Inc. (a) (b)	2,868	501,900
Personalis, Inc. (a)	9,397	344,024
PRA Health Sciences, Inc. (a)	3,795	476,045
Premier, Inc., Class A	25,634	899,753
Prestige Consumer Healthcare, Inc. (a)	23,017	802,603
Quidel Corp. (a)	2,983	535,896
R1 RCM, Inc. (a)	39,030	937,501
Repligen Corp. (a)	4,701	900,853
Replimune Group, Inc. (a)	5,542	211,427
Select Medical Holdings Corp. (a)	25,141	695,400
Seres Therapeutics, Inc. (a)	5,938	145,481
Simulations Plus, Inc.	12,151	873,900
Sorrento Therapeutics, Inc. (a) (b)	47,110	321,526
SpringWorks Therapeutics, Inc. (a)	4,226	306,470
STAAR Surgical Co. (a)	8,787	696,106
Surgery Partners, Inc. (a) (b)	18,406	533,958
Syneos Health, Inc. (a)	9,054	616,849

See notes to financial statements.

15

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Tandem Diabetes Care, Inc. (a)	3,922	$375,257
Tenet Healthcare Corp. (a)	13,118	523,802
TG Therapeutics, Inc. (a)	6,839	355,765
The Ensign Group, Inc.	11,806	860,894
The Pennant Group, Inc. (a)	5,787	335,993
The Providence Service Corp. (a)	8,492	1,177,246
Triple-S Management Corp., Class B (a)	24,447	521,943
Turning Point Therapeutics, Inc. (a)	2,605	317,419
Twist Bioscience Corp. (a)	6,352	897,474
United Therapeutics Corp. (a)	8,512	1,292,035
Vapotherm, Inc. (a)	8,586	230,620
Vaxart, Inc. (a) (b)	35,972	205,400
VBI Vaccines, Inc. (a) (b)	74,023	203,563
Veracyte, Inc. (a)	12,886	630,641
Vocera Communications, Inc. (a)	22,923	951,993
Zynex, Inc. (a) (b)	15,807	212,762
		64,332,334
Industrials (14.2%):
ACCO Brands Corp.	81,076	685,092
ADT, Inc.	75,287	591,003
Advanced Drainage Systems, Inc.	11,547	965,097
AECOM (a)	17,666	879,413
Air Lease Corp.	16,847	748,344
Air Transport Services Group, Inc. (a)	30,486	955,431
Altra Industrial Motion Corp.	12,849	712,220
American Woodmark Corp. (a)	2,721	255,366
ArcBest Corp.	18,759	800,447
Arcosa, Inc.	13,833	759,847
Argan, Inc.	9,549	424,835
Astec Industries, Inc.	12,516	724,426
Atlas Air Worldwide Holdings, Inc. (a)	9,194	501,441
Beacon Roofing Supply, Inc. (a)	7,913	318,023
Bloom Energy Corp., Class A (a)	19,151	548,868
BMC Stock Holdings, Inc. (a)	18,600	998,447
Builders FirstSource, Inc. (a)	17,907	730,785
CAI International, Inc.	23,459	732,859
Chart Industries, Inc. (a)	2,340	275,629
Colfax Corp. (a)	8,988	343,701
CSW Industrials, Inc.	5,018	561,564
Echo Global Logistics, Inc. (a)	26,321	705,929
Foundation Building Materials, Inc. (a)	35,018	672,696
FTI Consulting, Inc. (a)	4,496	502,293
Genco Shipping & Trading Ltd.	71,806	528,492
Gibraltar Industries, Inc. (a)	6,038	434,374
GMS, Inc. (a)	19,023	579,821
Great Lakes Dredge & Dock Corp. (a)	70,491	928,366
Heidrick & Struggles International, Inc.	31,138	914,835
Herc Holdings, Inc. (a)	4,335	287,887

See notes to financial statements.

16

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Hub Group, Inc., Class A (a)	16,592	$945,744
Kelly Services, Inc., Class A	37,316	767,590
Marten Transport Ltd.	47,815	823,852
Masonite International Corp. (a)	3,164	311,148
Matson, Inc.	6,716	382,611
Maxar Technologies, Inc.	25,367	978,912
MYR Group, Inc. (a)	16,058	965,086
Patrick Industries, Inc.	3,258	222,684
Plug Power, Inc. (a) (b)	25,120	851,819
Quanta Services, Inc.	15,350	1,105,507
Regal Beloit Corp.	9,058	1,112,413
Resideo Technologies, Inc. (a)	21,950	466,657
Rush Enterprises, Inc., Class A	22,730	941,477
Ryder System, Inc.	5,776	356,726
Saia, Inc. (a)	5,185	937,448
Schneider National, Inc., Class B	45,550	942,885
Simpson Manufacturing Co., Inc.	3,824	357,353
SiteOne Landscape Supply, Inc. (a)	2,704	428,936
SkyWest, Inc.	14,856	598,845
Sterling Construction Co., Inc. (a)	41,363	769,765
The Greenbrier Cos., Inc.	18,398	669,319
The Shyft Group, Inc.	14,204	403,110
The Timken Co.	5,537	428,342
Trex Co., Inc. (a)	4,191	350,871
Triton International Ltd.	19,428	942,452
Tutor Perini Corp. (a)	35,648	461,642
UFP Industries, Inc.	12,661	703,319
Vectrus, Inc. (a)	7,441	369,967
Vicor Corp. (a)	3,323	306,447
Wabash National Corp.	20,739	357,333
Watsco, Inc.	2,356	533,752
Werner Enterprises, Inc.	11,996	470,483
WESCO International, Inc. (a)	11,344	890,504
		40,222,530
Information Technology (15.3%):
2U, Inc. (a)	5,209	208,412
ACM Research, Inc., Class A (a)	7,692	624,975
Amkor Technology, Inc.	49,265	742,916
Avaya Holdings Corp. (a)	37,903	725,842
Avnet, Inc.	16,567	581,667
Axcelis Technologies, Inc. (a)	11,505	335,026
Benchmark Electronics, Inc.	37,874	1,022,976
Blackline, Inc. (a)	8,573	1,143,467
Calix, Inc. (a)	23,691	705,044
Cerence, Inc. (a)	4,756	477,883
ChannelAdvisor Corp. (a)	37,321	596,390
Ciena Corp. (a)	6,762	357,372
Cirrus Logic, Inc. (a)	6,384	524,765

See notes to financial statements.

17

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Concentrix Corp. (a)	4,954	$488,960
Conduent, Inc. (a)	109,639	526,267
CoreLogic, Inc.	9,290	718,303
Digi International, Inc. (a)	21,086	398,525
Digital Turbine, Inc. (a)	13,688	774,193
Diodes, Inc. (a)	14,165	998,632
DXC Technology Co.	26,600	684,950
Ebix, Inc.	8,097	307,443
EchoStar Corp., Class A (a)	18,944	401,423
Endurance International Group Holdings, Inc. (a)	24,399	230,571
Entegris, Inc.	10,257	985,698
Fabrinet (a)	10,565	819,738
Fastly, Inc., Class A (a)	8,158	712,764
First Solar, Inc. (a)	4,526	447,712
Five9, Inc. (a)	5,697	993,557
FormFactor, Inc. (a)	17,959	772,596
Ichor Holdings Ltd. (a)	15,476	466,524
II-VI, Inc. (a)	6,861	521,162
Inphi Corp. (a)	4,917	789,031
Insight Enterprises, Inc. (a)	5,557	422,832
International Money Express, Inc. (a)	21,431	332,609
Jabil, Inc.	19,753	840,095
Kulicke & Soffa Industries, Inc.	30,383	966,483
Lattice Semiconductor Corp. (a)	18,702	856,926
Limelight Networks, Inc. (a)	42,616	170,038
Lumentum Holdings, Inc. (a)	6,934	657,343
Mesa Laboratories, Inc.	1,390	398,430
Methode Electronics, Inc.	25,180	963,890
MKS Instruments, Inc.	2,892	435,101
Model N, Inc. (a) (b)	8,841	315,447
NeoPhotonics Corp. (a)	28,214	256,465
NetScout Systems, Inc. (a)	36,698	1,006,260
Nuance Communications, Inc. (a)	31,013	1,367,363
OneSpan, Inc. (a)	14,182	293,284
Onto Innovation, Inc. (a)	8,641	410,880
PC Connection, Inc.	8,464	400,263
Perspecta, Inc.	15,075	363,006
Photronics, Inc. (a)	59,812	667,502
Plexus Corp. (a)	5,262	411,541
Power Integrations, Inc.	6,968	570,400
Rambus, Inc. (a)	58,782	1,026,333
Sailpoint Technologies Holdings, Inc. (a)	7,826	416,656
Sanmina Corp. (a)	25,418	810,580
ScanSource, Inc. (a)	28,513	752,173
SiTime Corp. (a)	4,160	465,629
SMART Global Holdings, Inc. (a) (b)	18,063	679,711
SPS Commerce, Inc. (a)	4,816	522,969
Super Micro Computer, Inc. (a)	12,289	389,070
Sykes Enterprises, Inc. (a)	24,413	919,638
See notes to financial statements.

18

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Synaptics, Inc. (a)	7,227	$696,683
SYNNEX Corp.	4,954	403,454
TTEC Holdings, Inc.	6,210	452,895
TTM Technologies, Inc. (a)	61,991	855,166
Ultra Clean Holdings, Inc. (a)	17,453	543,661
VirnetX Holding Corp. (b)	79,230	399,319
Vishay Intertechnology, Inc.	19,970	413,579
Xerox Holdings Corp.	34,018	788,877
Xperi Holding Corp.	38,302	800,512
		43,527,847
Materials (3.6%):
AdvanSix, Inc. (a)	16,563	331,094
Boise Cascade Co.	15,260	729,428
Clearwater Paper Corp. (a)	13,362	504,416
Cleveland-Cliffs, Inc. (b)	29,244	425,793
Commercial Metals Co.	18,170	373,212
Forterra, Inc. (a)	13,136	225,874
Glatfelter Corp.	21,864	358,132
Hecla Mining Co.	97,159	629,590
Huntsman Corp.	15,829	397,941
Kraton Corp. (a)	23,422	650,897
Reliance Steel & Aluminum Co.	9,092	1,088,766
Schnitzer Steel Industries, Inc.	33,401	1,065,826
Silgan Holdings, Inc.	18,137	672,520
Stepan Co.	4,674	557,702
SunCoke Energy, Inc.	63,899	277,961
The Scotts Miracle-Gro Co.	2,585	514,777
Warrior Met Coal, Inc.	37,208	793,275
Worthington Industries, Inc.	7,685	394,548
		9,991,752
Real Estate (8.7%):
Agree Realty Corp.	7,219	480,641
American Homes 4 Rent, Class A	34,141	1,024,230
Americold Realty Trust	18,915	706,097
Centerspace	5,557	392,546
Community Healthcare Trust, Inc.	16,960	798,986
CoreSite Realty Corp.	10,408	1,303,915
Cousins Properties, Inc.	13,309	445,852
CubeSmart	15,272	513,292
CyrusOne, Inc.	11,384	832,740
Easterly Government Properties, Inc.	29,430	666,590
EastGroup Properties, Inc.	7,331	1,012,118
Equity Commonwealth	36,148	986,117
eXp World Holdings, Inc. (a)	16,569	1,045,835
First Industrial Realty Trust, Inc.	25,742	1,084,510
Gaming and Leisure Properties, Inc.	16,961	719,146
Global Medical REIT, Inc.	26,825	350,335
Innovative Industrial Properties, Inc.	3,953	723,913

See notes to financial statements.

19

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Lexington Realty Trust	48,162	$511,480
Life Storage, Inc.	4,467	533,315
National Storage Affiliates Trust	13,516	486,981
Newmark Group, Inc., Class A	136,150	992,534
PotlatchDeltic Corp.	9,112	455,782
QTS Realty Trust, Inc., Class A (b)	14,216	879,686
RE/MAX Holdings, Inc.	17,753	644,966
Realogy Holdings Corp. (a)	37,467	491,567
Redfin Corp. (a)	13,062	896,445
Rexford Industrial Realty, Inc.	20,971	1,029,886
Safehold, Inc. (b)	11,743	851,250
STAG Industrial, Inc.	16,107	504,471
Terreno Realty Corp.	10,026	586,621
The RMR Group, Inc., Class A	21,796	841,762
The St. Joe Co.	40,788	1,731,450
Uniti Group, Inc.	48,224	565,668
		25,090,727
Utilities (1.3%):
Clearway Energy, Inc., Class C	45,820	1,463,033
MDU Resources Group, Inc.	20,450	538,653
National Fuel Gas Co.	30,388	1,249,858
NorthWestern Corp.	8,255	481,349
		3,732,893
Total Common Stocks (Cost $223,266,896)		281,464,749
Rights (0.0%) (f)
Health Care (0.0%): (f)
Achillion Pharmaceuticals (a) (d) (g)	17,954	4,129
Total Rights (Cost $—)		4,129
Collateral for Securities Loaned^ (4.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (h)	227,355	227,355
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (h)	7,810,992	7,810,992
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (h)	113,462	113,462
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (h)	904,708	904,708
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (h)	4,067,742	4,067,742
Total Collateral for Securities Loaned (Cost $13,124,259)		13,124,259
Total Investments (Cost $236,391,155) — 104.0%		294,593,137
Liabilities in excess of other assets — (4.0)%		(11,441,439)
NET ASSETS — 100.00%		$283,151,698

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

See notes to financial statements.

20

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of December 31, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(e)  Affiliated security (See Note 9).

(f)  Amount represents less than 0.05% of net assets.

(g)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, illiquid securities were less than 0.05% of the Fund's net assets.

(h)  Rate disclosed is the daily yield on December 31, 2020.

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	14	3/19/21	$1,369,736	$1,382,360	$12,624
	Total unrealized appreciation				$12,624
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$12,624

See notes to financial statements.

21

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Australia (3.7%):
Consumer Staples (1.0%):
Coca-Cola Amatil Ltd.	122,582	$1,223,058
Coles Group Ltd.	89,388	1,251,233
Wesfarmers Ltd.	42,642	1,658,403
		4,132,694
Energy (0.6%):
Ampol Ltd.	48,536	1,064,412
Washington H Soul Pattinson & Co. Ltd. (a)	53,151	1,234,115
		2,298,527
Health Care (0.3%):
Sonic Healthcare Ltd.	53,779	1,334,183
Information Technology (0.1%):
Afterpay Ltd. (b)	5,996	545,966
Materials (0.9%):
BlueScope Steel Ltd.	78,274	1,055,798
Fortescue Metals Group Ltd.	139,523	2,522,550
		3,578,348
Real Estate (0.8%):
Goodman Group	182,034	2,656,231
Stockland	235,115	758,365
		3,414,596
		15,304,314
Austria (1.0%):
Energy (0.5%):
OMV AG	51,750	2,089,528
Financials (0.5%):
Raiffeisen Bank International AG (b)	94,662	1,931,948
		4,021,476
Belgium (1.6%):
Financials (0.8%):
Sofina SA	9,195	3,116,415
Health Care (0.5%):
UCB SA	20,852	2,155,388
Utilities (0.3%):
Elia Group SA	10,826	1,291,506
		6,563,309

See notes to financial statements.

22

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Canada (9.3%):
Consumer Discretionary (0.8%):
Canadian Tire Corp. Ltd., Class A	8,986	$1,180,241
Magna International, Inc.	29,866	2,112,422
		3,292,663
Consumer Staples (2.3%):
Alimentation Couche-Tard, Inc., Class B	35,576	1,211,371
Empire Co. Ltd., Class A	42,908	1,171,718
Loblaw Cos. Ltd.	68,556	3,379,908
Metro, Inc.	90,009	4,012,960
		9,775,957
Energy (0.5%):
Cameco Corp.	78,377	1,048,923
TC Energy Corp.	26,544	1,078,220
		2,127,143
Financials (0.7%):
Intact Financial Corp.	13,730	1,624,322
TMX Group Ltd.	13,223	1,319,601
		2,943,923
Industrials (1.1%):
Canadian Pacific Railway Ltd.	4,353	1,508,618
Ritchie Bros. Auctioneers, Inc.	16,655	1,156,699
WSP Global, Inc.	19,162	1,813,772
		4,479,089
Information Technology (0.3%):
Shopify, Inc., Class A (b)	1,216	1,371,885
Materials (2.1%):
B2Gold Corp.	241,038	1,348,980
Barrick Gold Corp.	30,560	695,636
Kinross Gold Corp.	172,677	1,265,937
Pan American Silver Corp.	43,540	1,500,319
Teck Resources Ltd., Class B	104,592	1,896,448
Wheaton Precious Metals Corp.	17,016	710,024
Yamana Gold, Inc.	230,992	1,318,141
		8,735,485
Real Estate (0.2%):
FirstService Corp.	7,837	1,071,713
Utilities (1.3%):
Hydro One Ltd. (c)	168,575	3,790,953
Northland Power, Inc.	45,134	1,617,951
		5,408,904
		39,206,762

See notes to financial statements.

23

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Denmark (3.7%):
Consumer Discretionary (0.4%):
Pandora A/S	15,836	$1,772,716
Financials (0.2%):
Danske Bank A/S	58,531	968,381
Health Care (0.3%):
GN Store Nord A/S	12,699	1,017,006
Industrials (2.0%):
AP Moller — Maersk A/S, Class B	1,100	2,363,761
DSV PANALPINA A/S	15,569	2,610,402
ROCKWOOL International A/S, Class B	2,262	847,018
Vestas Wind Systems A/S	11,266	2,665,802
		8,486,983
Utilities (0.8%):
Orsted A/S (c)	16,327	3,337,326
		15,582,412
Finland (1.1%):
Consumer Staples (0.3%):
Kesko Oyj, Class B	45,252	1,164,950
Energy (0.5%):
Neste Oyj	28,988	2,098,313
Industrials (0.3%):
Kone Oyj, Class B	17,809	1,448,184
		4,711,447
France (8.4%):
Communication Services (0.9%):
Iliad SA	8,064	1,658,601
Publicis Groupe SA	43,329	2,160,910
		3,819,511
Consumer Discretionary (1.1%):
La Francaise des Jeux SAEM (c)	23,973	1,097,322
Peugeot SA (b)	82,221	2,250,466
Renault SA (b)	24,274	1,062,093
		4,409,881
Consumer Staples (0.6%):
Carrefour SA	139,393	2,392,888
Financials (1.9%):
BNP Paribas SA (b)	36,409	1,920,261
CNP Assurances	95,426	1,538,884
Credit Agricole SA	163,434	2,063,697
Natixis SA (b)	174,423	595,218
Societe Generale SA	84,037	1,750,270
		7,868,330

See notes to financial statements.

24

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Health Care (1.2%):
BioMerieux	13,590	$1,918,886
Sanofi	13,210	1,272,042
Sartorius Stedim Biotech	5,681	2,024,137
		5,215,065
Industrials (2.1%):
Alstom SA (b)	22,129	1,262,015
Bouygues SA	48,399	1,992,715
Cie de Saint-Gobain (b)	39,847	1,828,314
Schneider Electric SE	17,129	2,479,366
Teleperformance	3,512	1,165,811
		8,728,221
Information Technology (0.4%):
Atos SE (b)	20,596	1,884,483
Utilities (0.2%):
Electricite de France SA (b)	62,675	988,871
		35,307,250
Germany (9.8%):
Communication Services (0.4%):
United Internet AG, Registered Shares	40,674	1,713,475
Consumer Discretionary (2.6%):
Bayerische Motoren Werke AG	26,825	2,370,725
Daimler AG	12,080	854,168
Delivery Hero SE (b) (c)	13,607	2,114,414
HelloFresh SE (a) (b)	16,585	1,282,497
Porsche Automobil Holding SE, Preference Shares	24,736	1,706,996
Volkswagen AG, Preference Shares	9,600	1,790,346
Zalando SE (b) (c)	8,255	919,747
		11,038,893
Financials (0.7%):
Commerzbank AG (b)	223,608	1,440,761
Deutsche Bank AG, Registered Shares (b)	138,858	1,520,440
		2,961,201
Health Care (1.3%):
Bayer AG, Registered Shares	30,465	1,795,008
Merck KGaA	10,049	1,725,675
Sartorius AG, Preference Shares	4,399	1,849,400
		5,370,083
Industrials (1.9%):
Brenntag AG	32,635	2,529,214
Deutsche Post AG, Registered Shares	53,793	2,665,659
GEA Group AG	23,612	845,917
KION Group AG	9,122	794,236
Siemens AG, Registered Shares	8,799	1,265,228
		8,100,254

See notes to financial statements.

25

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Materials (0.5%):
HeidelbergCement AG	26,503	$1,985,236
Real Estate (2.2%):
Deutsche Wohnen SE	55,886	2,987,507
LEG Immobilien AG	20,223	3,143,969
Vonovia SE	41,473	3,032,493
		9,163,969
Utilities (0.2%):
RWE AG	23,206	981,575
		41,314,686
Hong Kong (4.6%):
Consumer Discretionary (0.8%):
Techtronic Industries Co. Ltd.	145,922	2,081,414
Xinyi Glass Holdings Ltd.	443,365	1,237,947
		3,319,361
Consumer Staples (0.4%):
WH Group Ltd. (c)	2,004,515	1,680,371
Financials (0.7%):
Hong Kong Exchanges and Clearing Ltd.	50,282	2,756,031
Industrials (0.6%):
CK Hutchison Holdings Ltd.	372,097	2,596,187
Real Estate (2.1%):
CK Asset Holdings Ltd.	477,848	2,452,762
ESR Cayman Ltd. (b) (c)	400,430	1,435,668
Hang Lung Properties Ltd.	479,215	1,263,882
Sino Land Co. Ltd.	1,975,419	2,573,139
Sun Hung Kai Properties Ltd.	100,162	1,291,771
		9,017,222
		19,369,172
Ireland (1.0%):
Consumer Discretionary (0.5%):
Flutter Entertainment PLC	10,162	2,102,551
Industrials (0.5%):
Kingspan Group PLC (b)	27,510	2,041,481
		4,144,032
Isle of Man (0.2%):
Consumer Discretionary (0.2%):
Entain PLC (b)	58,080	899,908

See notes to financial statements.

26

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Israel (0.3%):
Health Care (0.3%):
Teva Pharmaceutical Industries Ltd., ADR (b)	119,086	$1,149,181
Italy (2.1%):
Communication Services (0.4%):
Telecom Italia SpA	3,821,248	1,764,538
Financials (0.3%):
UniCredit SpA	154,094	1,441,974
Health Care (0.5%):
DiaSorin SpA	9,988	2,078,771
Industrials (0.3%):
Prysmian SpA	30,867	1,098,279
Utilities (0.6%):
Enel SpA	235,851	2,388,262
		8,771,824
Japan (27.2%):
Communication Services (1.8%):
Capcom Co. Ltd.	8,700	564,579
KDDI Corp.	45,800	1,360,093
Koei Tecmo Holdings Co. Ltd.	11,700	713,933
Nexon Co. Ltd.	31,500	970,216
Nippon Telegraph & Telephone Corp.	66,800	1,711,651
SoftBank Group Corp.	11,000	858,521
Square Enix Holdings Co. Ltd.	6,700	406,238
Z Holdings Corp.	141,500	855,757
		7,440,988
Consumer Discretionary (4.2%):
Casio Computer Co. Ltd.	33,200	606,472
Honda Motor Co. Ltd.	40,000	1,114,824
Iida Group Holdings Co. Ltd.	54,200	1,094,027
Mercari, Inc. (b)	23,100	1,023,609
Nitori Holdings Co. Ltd.	6,500	1,361,131
Pan Pacific International Holdings Corp.	21,800	504,222
Rinnai Corp.	14,000	1,624,485
Sekisui House Ltd.	70,000	1,423,798
Shimamura Co. Ltd.	5,500	577,461
Shimano, Inc.	5,500	1,283,040
Sony Corp.	12,700	1,265,141
Subaru Corp.	22,000	439,489
Sumitomo Electric Industries Ltd.	46,100	610,157
Toyoda Gosei Co. Ltd.	40,600	1,177,752
Toyota Industries Corp.	17,000	1,348,540
Toyota Motor Corp.	20,400	1,572,210
Yamada Holdings Co. Ltd.	122,500	650,201
		17,676,559

See notes to financial statements.

27

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (2.3%):
Ajinomoto Co., Inc.	33,600	$760,715
Cosmos Pharmaceutical Corp.	6,000	969,345
Kobe Bussan Co. Ltd. (a)	28,600	880,895
NH Foods Ltd.	22,400	984,997
Seven & i Holdings Co. Ltd.	43,900	1,555,815
Sundrug Co. Ltd.	34,400	1,372,735
Toyo Suisan Kaisha Ltd.	25,600	1,244,728
Tsuruha Holdings, Inc.	8,300	1,180,144
Welcia Holdings Co. Ltd.	22,500	848,830
		9,798,204
Energy (0.6%):
ENEOS Holdings, Inc.	266,400	955,732
Idemitsu Kosan Co. Ltd.	43,144	948,587
Inpex Corp.	143,800	774,399
		2,678,718
Financials (4.9%):
ACOM Co. Ltd.	115,600	493,773
Concordia Financial Group Ltd.	254,200	893,744
Fukuoka Financial Group, Inc.	50,300	893,020
Japan Exchange Group, Inc.	51,100	1,305,650
Japan Post Holdings Co. Ltd.	94,300	733,247
Japan Post Insurance Co. Ltd.	68,600	1,403,295
Mitsubishi UFJ Financial Group, Inc.	275,300	1,216,178
Mitsubishi UFJ Lease & Finance Co. Ltd.	213,200	1,022,171
Mizuho Financial Group, Inc.	53,400	676,260
Nomura Holdings, Inc.	214,800	1,133,866
ORIX Corp.	71,500	1,097,310
Resona Holdings, Inc.	288,100	1,005,678
Shinsei Bank Ltd.	77,500	954,066
Sumitomo Mitsui Financial Group, Inc.	42,200	1,303,052
Sumitomo Mitsui Trust Holdings, Inc.	39,000	1,200,087
T&D Holdings, Inc.	81,200	957,145
The Bank of Kyoto Ltd.	19,900	1,035,043
The Chiba Bank Ltd.	170,600	938,552
The Shizuoka Bank Ltd.	145,700	1,066,872
Tokyo Century Corp.	13,800	1,093,360
		20,422,369
Health Care (1.2%):
Alfresa Holdings Corp.	23,100	422,644
Chugai Pharmaceutical Co. Ltd.	12,600	671,585
Kyowa Kirin Co. Ltd.	17,700	482,423
M3, Inc.	13,700	1,292,839
Medipal Holdings Corp.	66,500	1,248,264
Ono Pharmaceutical Co. Ltd.	34,800	1,047,590
		5,165,345

See notes to financial statements.

28

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Industrials (5.6%):
Asahi Glass Co. Ltd.	33,700	$1,175,069
Dai Nippon Printing Co. Ltd.	52,300	939,673
Daifuku Co. Ltd.	8,000	988,716
Daikin Industries Ltd.	3,200	710,388
ITOCHU Corp.	52,100	1,495,708
Kajima Corp.	84,400	1,129,748
Kubota Corp.	27,600	601,749
Kurita Water Industries Ltd.	14,400	550,225
Lixil Corp.	17,900	387,318
Marubeni Corp.	192,500	1,279,231
Mitsubishi Corp.	59,600	1,466,837
Mitsui & Co. Ltd.	74,800	1,368,924
MonotaRO Co. Ltd.	19,000	966,148
NGK Insulators Ltd.	30,100	464,131
Nihon M&A Center, Inc.	6,900	461,136
Nippon Yusen KK	56,300	1,309,822
Obayashi Corp.	111,000	956,850
SG Holdings Co. Ltd.	42,100	1,146,643
Shimizu Corp.	142,000	1,031,527
SMC Corp.	800	487,772
Sumitomo Corp.	49,900	659,969
Taisei Corp.	31,500	1,084,629
Toppan Printing Co. Ltd.	66,700	939,983
Toyota Tsusho Corp.	26,700	1,077,103
Yamato Holdings Co. Ltd.	37,300	950,519
		23,629,818
Information Technology (2.6%):
Azbil Corp.	14,700	803,022
Brother Industries Ltd.	56,300	1,159,318
FUJIFILM Holdings Corp.	25,600	1,348,373
Fujitsu Ltd.	8,800	1,270,415
Hitachi Ltd.	26,000	1,023,682
Ibiden Co. Ltd.	10,000	466,366
Kyocera Corp.	9,800	600,463
Lasertec Corp.	3,400	398,799
NEC Corp.	22,700	1,218,054
Ricoh Co. Ltd.	146,200	958,665
SUMCO Corp. (f)	20,000	438,375
TDK Corp.	7,100	1,068,662
		10,754,194
Materials (1.4%):
JFE Holdings, Inc. (b)	51,200	489,957
Mitsubishi Gas Chemical Co., Inc.	51,200	1,174,805
Mitsui Chemicals, Inc.	17,600	515,667
Oji Holdings Corp.	214,500	1,219,541
Sumitomo Chemical Co. Ltd.	138,400	556,308

See notes to financial statements.

29

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Taiheiyo Cement Corp.	32,800	$819,325
Tosoh Corp.	64,600	1,006,119
		5,781,722
Real Estate (1.6%):
Aeon Mall Co. Ltd.	72,300	1,191,870
Daito Trust Construction Co. Ltd.	12,600	1,176,464
Daiwa House REIT Investment Corp.	187	462,225
GLP J-REIT	548	863,042
Hulic Co. Ltd.	123,100	1,350,887
Mitsubishi Estate Co. Ltd.	32,000	513,574
Nippon Prologis REIT, Inc.	398	1,241,280
		6,799,342
Utilities (1.0%):
Chubu Electric Power Co., Inc.	110,200	1,326,734
Osaka Gas Co. Ltd.	37,600	769,153
The Kansai Electric Power Co., Inc.	61,300	578,118
Tohoku Electric Power Co., Inc.	67,600	556,540
Tokyo Electric Power Co. Holdings (b)	362,400	954,747
		4,185,292
		114,332,551
Luxembourg (0.5%):
Materials (0.5%):
ArcelorMittal SA (b)	91,747	2,119,423
Netherlands (3.3%):
Consumer Discretionary (0.5%):
Fiat Chrysler Automobiles NV (b)	114,962	2,062,111
Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV	97,559	2,758,615
Energy (0.3%):
Koninklijke Vopak NV	23,894	1,256,841
Financials (1.2%):
Aegon NV	459,604	1,819,206
ING Groep NV (b)	83,564	781,256
NN Group NV	53,056	2,306,500
		4,906,962
Information Technology (0.6%):
Adyen NV (b) (c)	1,136	2,647,873
		13,632,402
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd.	89,917	2,134,484

See notes to financial statements.

30

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Norway (1.2%):
Communication Services (0.8%):
Adevinta ASA (b)	140,801	$2,368,075
Schibsted ASA, Class A (a) (b)	25,846	1,105,752
		3,473,827
Consumer Staples (0.4%):
Orkla ASA, Class A	166,621	1,693,075
		5,166,902
Portugal (0.4%):
Utilities (0.4%):
Energias de Portugal SA	243,569	1,536,593
Singapore (1.5%):
Consumer Staples (0.7%):
Wilmar International Ltd.	798,800	2,810,441
Real Estate (0.8%):
Ascendas Real Estate Investment Trust (g)	522,954	1,179,134
Mapletree Logistics Trust	1,553,300	2,362,300
		3,541,434
		6,351,875
Spain (2.0%):
Communication Services (0.2%):
Cellnex Telecom SA (c)	16,745	1,006,392
Energy (0.5%):
Repsol SA	215,975	2,180,124
Industrials (0.5%):
Siemens Gamesa Renewable Energy SA	54,292	2,198,146
Utilities (0.8%):
Iberdrola SA	217,778	3,117,624
		8,502,286
Sweden (4.2%):
Consumer Discretionary (0.7%):
Evolution Gaming Group AB (c)	17,181	1,746,437
Husqvarna AB, B Shares	94,059	1,219,753
		2,966,190
Consumer Staples (0.5%):
Swedish Match AB	27,741	2,154,411
Financials (1.6%):
EQT AB	99,413	2,546,894
Kinnevik AB, Class B	48,360	2,446,692
L E Lundbergforetagen AB, Class B (b)	27,836	1,493,390
		6,486,976

See notes to financial statements.

31

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Industrials (1.4%):
Investment AB Latour, Class B	98,666	$2,399,206
Nibe Industrier AB, Class B	76,594	2,515,346
Volvo AB, Class B	43,548	1,027,647
		5,942,199
		17,549,776
Switzerland (1.9%):
Financials (0.4%):
Banque Cantonale Vaudoise, Registered Shares	16,854	1,836,122
Health Care (0.9%):
Lonza Group AG, Registered Shares	3,617	2,327,450
Roche Holding AG	4,294	1,501,042
		3,828,492
Information Technology (0.6%):
Logitech International SA, Class R	25,085	2,438,264
		8,102,878
United Kingdom (9.6%):
Communication Services (1.6%):
BT Group PLC (b)	1,294,202	2,339,633
Vodafone Group PLC	1,359,955	2,248,250
WPP PLC	184,898	2,021,959
		6,609,842
Consumer Discretionary (1.5%):
Barratt Developments PLC (b)	195,188	1,787,632
Berkeley Group Holdings PLC	16,574	1,074,333
Kingfisher PLC (b)	486,976	1,799,966
Persimmon PLC	41,348	1,563,917
		6,225,848
Consumer Staples (2.8%):
British American Tobacco PLC	58,044	2,148,602
Imperial Brands PLC	112,050	2,351,862
J Sainsbury PLC	858,884	2,647,470
Tesco PLC	458,298	1,449,644
Wm Morrison Supermarkets PLC	1,269,248	3,077,002
		11,674,580
Financials (1.7%):
Admiral Group PLC	44,269	1,758,512
Aviva PLC	227,434	1,011,011
Barclays PLC	1,001,839	2,008,718
London Stock Exchange Group PLC	10,974	1,351,274
Natwest Group PLC	517,983	1,187,050
		7,316,565

See notes to financial statements.

32

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Industrials (0.3%):
Bunzl PLC	43,868	$1,464,945
Materials (0.9%):
Anglo American PLC	58,801	1,948,754
Evraz PLC (f)	145,208	936,083
Fresnillo PLC	48,531	749,299
		3,634,136
Real Estate (0.8%):
Segro PLC	261,312	3,384,811
		40,310,727
United States (0.3%):
Health Care (0.3%):
Bausch Health Cos., Inc. (b)	63,339	1,313,016
Total Common Stocks (Cost $368,083,312)		417,398,686
Rights (0.0%) (d)
Spain (0.0%):
Energy (0.0%):
Repsol SA , Expires 1/11/21 (b)	215,975	74,177
Total Rights (Cost $76,165)		74,177
Collateral for Securities Loaned^ (0.3%)
United States (0.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (h)	29,399	29,399
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (h)	1,010,024	1,010,024
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (h)	14,672	14,672
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (h)	116,986	116,986
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (h)	525,992	525,992
Total Collateral for Securities Loaned (Cost $1,697,073)		1,697,073
Total Investments (Cost $369,856,550) — 99.7%		419,169,936
Other assets in excess of liabilities — 0.3%		1,057,553
NET ASSETS — 100.00%		$420,227,489

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $19,776,503 and amounted to 4.7% of net assets.

(d)  Amount represents less than 0.05% of net assets.

See notes to financial statements.

33

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

(f)  All or a portion of this security has been segregated as collateral for derivative instruments.

(g)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, illiquid securities were 0.3% of the Fund's net assets.

(h)  Rate disclosed is the daily yield on December 31, 2020.

ADR — American Depositary Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	19	3/19/21	$1,997,727	$2,024,260	$26,533
	Total unrealized appreciation				$26,533
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$26,533

See notes to financial statements.

34

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Brazil (5.3%):
Consumer Discretionary (0.2%):
Magazine Luiza SA	107,536	$516,542
Consumer Staples (0.7%):
JBS SA	284,352	1,295,247
Natura & Co. Holding SA (a)	60,424	610,731
		1,905,978
Energy (0.5%):
Cosan SA	89,900	1,310,717
Financials (0.6%):
B3 SA- Brasil Bolsa Balcao	60,300	719,532
Banco BTG Pactual SA	60,700	1,098,495
		1,818,027
Industrials (0.5%):
WEG SA	102,100	1,488,786
Materials (1.4%):
Bradespar SA, Preference Shares	74,600	915,014
Cia Siderurgica Nacional SA	134,000	821,666
Vale SA	123,285	2,075,637
		3,812,317
Utilities (1.4%):
Centrais Eletricas Brasileiras SA	132,548	935,762
Cia de Saneamento Basico do Estado de Sao Paulo	51,876	443,835
Cia Paranaense de Energia, Preference Shares	115,300	1,663,506
Equatorial Energia SA	200,000	891,764
		3,934,867
		14,787,234
Chile (0.5%):
Consumer Staples (0.5%):
Cencosud SA	741,274	1,319,791
China (28.4%):
Communication Services (1.6%):
Bilibili, Inc., ADR (a) (b)	12,998	1,114,189
China Literature Ltd. (a) (b) (c)	77,600	608,983
China Telecom Corp. Ltd., Class H	5,543,532	1,537,119
DouYu International Holdings Ltd., ADR (a)	44,835	495,875
JOYY, Inc., ADR	10,882	870,342
		4,626,508

See notes to financial statements.

35

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (5.9%):
Brilliance China Automotive Holdings Ltd.	1,005,356	$915,392
BYD Co. Ltd., Class H	21,500	563,436
China Meidong Auto Holdings Ltd.	112,000	455,000
Dongfeng Motor Group Co. Ltd., Class H	1,533,986	1,788,432
Great Wall Motor Co. Ltd., Class H	763,076	2,617,773
GSX Techedu, Inc., ADR (a) (b)	14,076	727,870
Guangzhou Automobile Group Co. Ltd.	1,082,569	1,203,498
JD.com, Inc., ADR (a)	6,941	610,114
Meituan Dianping, Class B (a)	31,828	1,209,274
NIO, Inc., ADR (a)	49,651	2,419,990
Pinduoduo, Inc., ADR (a)	9,632	1,711,317
Vipshop Holdings Ltd., ADR (a)	18,302	514,469
Yadea Group Holdings Ltd. (c)	336,000	694,200
Zhongsheng Group Holdings Ltd.	164,194	1,169,963
		16,600,728
Consumer Staples (0.2%):
Yihai International Holding Ltd.	29,784	441,737
Energy (0.4%):
Yanzhou Coal Mining Co. Ltd., Class H	1,266,832	1,012,962
Financials (9.4%):
Agricultural Bank of China Ltd., Class H (d)	5,251,588	1,923,497
Bank of China Ltd., Class H (d)	6,567,396	2,244,511
Bank of Communications Co. Ltd., Class H	4,075,357	2,154,925
China Cinda Asset Management Co. Ltd., Class H	7,189,642	1,363,036
China CITIC Bank Corp. Ltd., Class H	4,285,883	1,818,523
China Construction Bank Corp., Class H (d)	2,579,299	1,959,294
China Everbright Bank Co. Ltd., Class H	4,289,001	1,631,777
China Galaxy Securities Co. Ltd., Class H	1,867,448	1,170,489
China Huarong Asset Management Co. Ltd., Class H (c)	9,864,282	1,094,074
China International Capital Corp. Ltd., Class H (a) (c)	485,984	1,316,206
China Minsheng Banking Corp. Ltd., Class H	3,733,404	2,128,187
Chongqing Rural Commercial Bank Co. Ltd., Class H	3,644,856	1,485,423
CITIC Securities Co. Ltd., Class H	248,200	559,533
GF Securities Co. Ltd., Class H	956,724	1,352,321
Huatai Securities Co. Ltd., Class H (c)	713,348	1,122,390
Industrial & Commercial Bank of China Ltd., Class H	1,635,114	1,060,715
New China Life Insurance Co. Ltd., Class H	144,200	562,566
Postal Savings Bank of China Co. Ltd., Class H (c)	1,707,572	964,574
Zhongan Online P&C Insurance Co. Ltd., Class H (a) (b) (c)	127,552	595,495
		26,507,536
Health Care (2.2%):
AK Medical Holdings Ltd. (c)	201,488	349,766
China Medical System Holdings Ltd.	875,148	977,422
China Resources Pharmaceutical Group Ltd. (c)	2,367,365	1,215,153
Luye Pharma Group Ltd. (c)	1,920,717	894,238
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	243,528	550,257

See notes to financial statements.

36

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Shanghai Pharmaceuticals Holding Co. Ltd.	930,805	$1,639,804
Sinopharm Group Co. Ltd., Class H	279,200	679,109
		6,305,749
Industrials (4.0%):
A-Living Smart City Services Co. Ltd., Class H (c)	118,074	523,836
China Conch Venture Holdings Ltd.	201,917	981,741
China Lesso Group Holdings Ltd.	592,511	927,679
China Railway Group Ltd., Class H	3,144,432	1,386,918
China State Construction International Holdings Ltd.	1,630,204	929,281
COSCO SHIPPING Holdings Co. Ltd., Class H (a)	687,500	824,590
Country Garden Services Holdings Co. Ltd.	211,043	1,427,575
Fosun International Ltd.	1,109,104	1,742,217
Weichai Power Co. Ltd.	275,847	553,555
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,167,160	1,399,897
ZTO Express Cayman, Inc., ADR	21,959	640,324
		11,337,613
Information Technology (1.0%):
Kingdee International Software Group Co. Ltd.	168,880	688,253
Xinyi Solar Holdings Ltd.	765,580	1,999,393
		2,687,646
Materials (0.6%):
China Hongqiao Group Ltd.	1,066,068	976,171
China National Building Material Co. Ltd., Class H	637,061	765,737
		1,741,908
Real Estate (1.5%):
China Vanke Co. Ltd.	378,549	1,305,956
Kaisa Group Holdings Ltd.	934,446	461,568
Longfor Group Holdings Ltd. (c)	218,118	1,277,115
Seazen Group Ltd.	844,161	702,211
Sunac China Holdings Ltd.	91,076	336,520
		4,083,370
Utilities (1.6%):
China Longyuan Power Group Corp. Ltd., Class H	1,803,588	1,807,344
China Power International Development Ltd.	8,807,989	1,885,678
Huaneng Power International, Inc., Class H	1,912,000	697,842
		4,390,864
		79,736,621
Greece (0.0%): (e)
Consumer Discretionary (0.0%):
FF Group (a) (f) (g)	14,913	4,379
Hong Kong (6.7%):
Communication Services (0.4%):
China Unicom Hong Kong Ltd.	2,119,687	1,216,506

See notes to financial statements.

37

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.2%):
Vinda International Holdings Ltd.	185,452	$505,853
Financials (0.7%):
China Everbright Ltd.	879,139	1,176,895
Far East Horizon Ltd.	797,000	821,273
		1,998,168
Health Care (0.4%):
China Traditional Chinese Medicine Holdings Co. Ltd.	2,520,234	1,248,115
Industrials (0.8%):
CITIC Ltd.	2,295,827	1,625,527
Sinotruk Hong Kong Ltd.	293,197	748,699
		2,374,226
Information Technology (0.6%):
Kingboard Holdings Ltd.	379,286	1,599,548
Materials (0.7%):
China Resources Cement Holdings Ltd.	431,718	482,171
Nine Dragons Paper Holdings Ltd.	965,731	1,370,034
		1,852,205
Real Estate (1.7%):
China Overseas Property Holdings Ltd.	514,304	267,968
China Resources Land Ltd.	314,750	1,298,967
Shimao Group Holdings Ltd.	252,868	805,515
The Wharf Holdings Ltd.	247,000	664,180
Yuexiu Property Co. Ltd.	8,121,332	1,633,934
		4,670,564
Utilities (1.2%):
Beijing Enterprises Holdings Ltd.	554,684	1,809,876
China Resources Power Holdings Co. Ltd.	1,465,564	1,578,243
		3,388,119
		18,853,304
Hungary (0.7%):
Health Care (0.7%):
Richter Gedeon Nyrt	78,308	1,965,492
India (2.4%):
Consumer Staples (0.3%):
Tata Consumer Products Ltd.	95,805	773,468
Energy (0.5%):
Reliance Industries Ltd.	53,745	1,460,293
Financials (0.7%):
Muthoot Finance Ltd.	38,891	644,329
REC Ltd.	780,711	1,430,694
		2,075,023

See notes to financial statements.

38

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Health Care (0.3%):
Dr. Reddy's Laboratories Ltd.	12,650	$901,146
Materials (0.3%):
Hindalco Industries Ltd.	205,157	675,410
Utilities (0.3%):
Adani Green Energy Ltd. (a)	58,147	837,657
		6,722,997
Indonesia (1.6%):
Consumer Staples (0.8%):
PT Gudang Garam Tbk (a)	246,400	719,032
PT Indofood Sukses Makmur Tbk	3,005,025	1,465,084
		2,184,116
Energy (0.5%):
PT Adaro Energy Tbk	5,559,800	565,873
PT United Tractors Tbk	472,300	894,176
		1,460,049
Materials (0.3%):
PT Indah Kiat Pulp & Paper Corp. Tbk	1,075,846	798,270
		4,442,435
Korea, Republic Of (24.0%):
Communication Services (2.5%):
Kakao Corp.	3,859	1,383,670
LG Uplus Corp.	144,752	1,565,715
NAVER Corp.	6,120	1,647,887
SK Telecom Co. Ltd.	10,581	2,318,216
		6,915,488
Consumer Discretionary (4.1%):
Hankook Tire & Technology Co. Ltd.	47,570	1,725,359
Hyundai Mobis Co. Ltd.	6,444	1,515,642
Hyundai Motor Co.	8,092	1,430,235
Kia Motors Corp.	31,930	1,834,145
LG Electronics, Inc.	18,522	2,301,823
Lotte Shopping Co. Ltd.	15,710	1,482,348
Shinsegae, Inc.	6,145	1,354,808
		11,644,360
Consumer Staples (2.7%):
CJ CheilJedang Corp.	4,240	1,487,103
E-MART, Inc.	11,909	1,660,880
GS Retail Co. Ltd.	46,529	1,475,581
KT&G Corp.	30,379	2,323,939
Orion Corp.	4,797	547,572
		7,495,075

See notes to financial statements.

39

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (5.5%):
DB Insurance Co. Ltd.	34,345	$1,383,222
Hana Financial Group, Inc.	47,292	1,501,955
Hyundai Marine & Fire Insurance Co. Ltd.	70,251	1,471,242
Industrial Bank of Korea	207,332	1,687,209
KB Financial Group, Inc.	43,853	1,752,021
Korea Investment Holdings Co. Ltd.	7,929	576,628
Meritz Securities Co. Ltd.	221,879	748,584
Mirae Asset Daewoo Co. Ltd.	146,451	1,272,666
Samsung Life Insurance Co. Ltd.	9,223	671,582
Samsung Securities Co. Ltd.	22,549	839,645
Shinhan Financial Group Co. Ltd.	55,972	1,651,388
Woori Financial Group, Inc.	195,135	1,747,826
		15,303,968
Health Care (0.4%):
Alteogen, Inc. (a)	2,078	343,751
Seegene, Inc.	3,363	597,495
Shin Poong Pharmaceutical Co. Ltd. (a)	2,854	325,781
		1,267,027
Industrials (2.5%):
GS Engineering & Construction Corp.	49,075	1,707,664
Hanwha Corp.	55,009	1,433,080
Hyundai Glovis Co. Ltd.	3,509	594,362
Hyundai Heavy Industries Holdings Co. Ltd.	3,216	839,304
LG Corp.	21,935	1,766,835
Lotte Corp.	18,009	585,214
		6,926,459
Information Technology (1.8%):
LG Innotek Co. Ltd.	4,397	738,702
Samsung Electronics Co. Ltd.	31,157	2,323,223
SK Hynix, Inc.	18,163	1,981,327
		5,043,252
Materials (3.1%):
Hanwha Chemical Corp.	30,202	1,331,746
Hyundai Steel Co.	41,659	1,518,638
Kumho Petrochemical Co. Ltd.	10,313	1,376,586
Lotte Chemical Corp.	7,103	1,804,684
POSCO	8,024	2,009,139
SK Chemicals Co. Ltd. (a)	1,443	521,382
		8,562,175
Utilities (1.4%):
Korea Electric Power Corp.	90,930	2,293,549
Korea Gas Corp.	61,287	1,743,320
		4,036,869
		67,194,673

See notes to financial statements.

40

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Luxembourg (0.6%):
Financials (0.6%):
Reinet Investments SCA	84,212	$1,580,098
Malaysia (1.6%):
Consumer Staples (0.6%):
PPB Group Bhd	378,351	1,741,967
Health Care (1.0%):
Hartalega Holdings Bhd	291,700	880,357
Kossan Rubber Industries	614,200	687,110
Supermax Corp. Bhd (a)	303,900	454,056
Top Glove Corp. Bhd	543,600	827,056
		2,848,579
		4,590,546
Mexico (0.6%):
Consumer Staples (0.3%):
Gruma SAB de CV, Class B	74,557	886,542
Financials (0.3%):
Grupo Financiero Banorte SAB de CV, Class O (a)	126,592	698,414
		1,584,956
Philippines (0.2%):
Communication Services (0.2%):
PLDT, Inc.	24,785	691,576
Poland (2.8%):
Communication Services (1.0%):
Cyfrowy Polsat SA	217,830	1,770,234
Orange Polska SA (a)	616,145	1,089,747
		2,859,981
Consumer Staples (0.5%):
Dino Polska SA (a) (c)	18,156	1,410,184
Energy (0.5%):
Polskie Gornictwo Naftowe i Gazownictwo SA	875,304	1,301,915
Materials (0.5%):
KGHM Polska Miedz SA (a)	32,129	1,577,994
Utilities (0.3%):
PGE Polska Grupa Energetyczna SA (a)	482,127	841,070
		7,991,144
Russian Federation (3.8%):
Communication Services (0.3%):
Yandex NV, Class A (a)	11,688	814,888
See notes to financial statements.

41

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Energy (1.1%):
Gazprom PJSC	629,690	$1,810,719
Surgutneftegas PJSC	2,479,668	1,211,264
		3,021,983
Financials (0.9%):
Moscow Exchange MICEX PJSC	973,044	2,099,235
Sberbank of Russia PJSC	169,114	619,849
		2,719,084
Materials (1.0%):
MMC Norilsk Nickel PJSC	2,741	878,135
Polymetal International PLC	26,947	632,102
Polyus PJSC	6,072	1,249,875
		2,760,112
Utilities (0.5%):
Inter RAO UES PJSC	20,671,105	1,484,704
		10,800,771
South Africa (2.8%):
Communication Services (0.2%):
MTN Group Ltd.	112,973	462,929
Energy (0.2%):
Exxaro Resources Ltd.	75,179	710,909
Health Care (0.4%):
Aspen Pharmacare Holdings Ltd. (a)	125,942	1,074,928
Materials (2.0%):
African Rainbow Minerals Ltd.	37,943	676,548
AngloGold Ashanti Ltd.	15,866	369,972
Gold Fields Ltd.	31,664	296,555
Harmony Gold Mining Co. Ltd. (a)	140,243	683,611
Impala Platinum Holdings Ltd.	64,424	885,522
Northam Platinum Ltd. (a)	80,966	1,154,952
Sasol Ltd. (a)	75,908	692,119
Sibanye Stillwater Ltd.	218,883	894,084
		5,653,363
		7,902,129
Taiwan (10.0%):
Financials (2.6%):
E.Sun Financial Holding Co. Ltd.	1,282,078	1,165,816
Shin Kong Financial Holding Co. Ltd.	6,147,000	1,927,364
Taiwan Cooperative Financial Holding Co. Ltd.	2,298,199	1,664,472
Yuanta Financial Holding Co. Ltd.	3,499,656	2,559,539
		7,317,191
Health Care (0.1%):
Oneness Biotech Co. Ltd. (a)	31,000	265,891

See notes to financial statements.

42

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Industrials (0.5%):
Evergreen Marine Corp. Ltd. (a)	959,000	$1,389,113
Information Technology (5.4%):
ASMedia Technology, Inc.	7,000	391,131
Asustek Computer, Inc.	122,000	1,087,658
Compal Electronics, Inc. (d)	2,176,000	1,603,075
Foxconn Technology Co. Ltd.	1,200,000	2,280,589
Innolux Corp.	2,082,000	1,044,779
MediaTek, Inc.	62,000	1,648,302
Pegatron Corp.	359,000	859,873
Realtek Semiconductor Corp.	46,000	639,298
Synnex Technology International Corp.	691,000	1,155,847
United Microelectronics Corp.	1,566,142	2,628,073
Wistron Corp.	1,527,000	1,684,711
		15,023,336
Materials (0.8%):
Asia Cement Corp.	664,500	1,021,653
Taiwan Cement Corp. (d)	765,069	1,176,275
		2,197,928
Real Estate (0.6%):
Ruentex Development Co. Ltd.	1,230,000	1,790,412
		27,983,871
Thailand (1.3%):
Consumer Staples (0.8%):
Charoen Pokphand Foods PCL	1,736,500	1,550,446
Thai Union Group PCL	1,808,200	820,812
		2,371,258
Information Technology (0.5%):
Delta Electronics Thailand PCL	82,650	1,340,718
		3,711,976
Turkey (4.6%):
Communication Services (0.6%):
Turkcell Iletisim Hizmetleri A/S	717,800	1,554,871
Consumer Staples (0.3%):
BIM Birlesik Magazalar A/S	85,922	872,803
Financials (2.5%):
Akbank TAS (a)	741,978	691,814
Haci Omer Sabanci Holding A/S	1,192,155	1,838,156
Turkiye Garanti Bankasi A/S (a)	1,058,627	1,477,022
Turkiye Is Bankasi A/S (a)	1,562,295	1,471,384
Yapi ve Kredi Bankasi A/S (a)	3,657,786	1,515,773
		6,994,149

See notes to financial statements.

43

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

Security Description	Shares	Value
Industrials (0.9%):
Aselsan Elektronik Sanayi Ve Ticaret A/S	498,562	$1,224,185
Turk Hava Yollari AO (a)	736,017	1,278,437
		2,502,622
Materials (0.3%):
Eregli Demir ve Celik Fabrikalari TAS	446,708	897,323
		12,821,768
United Arab Emirates (0.3%):
Real Estate (0.3%):
Aldar Properties PJSC	892,051	765,000
Total Common Stocks (Cost $243,620,917)		275,450,761
Collateral for Securities Loaned^ (0.8%)
United States (0.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.08% (h)	37,260	37,260
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (h)	1,280,096	1,280,096
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.04% (h)	18,595	18,595
JPMorgan Prime Money Market Fund, Capital Class, 0.12% (h)	148,267	148,267
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.09% (h)	666,638	666,638
Total Collateral for Securities Loaned (Cost $2,150,856)		2,150,856
Total Investments (Cost $245,771,773) — 99.0%		277,601,617
Other assets in excess of liabilities — 1.0%		2,903,401
NET ASSETS — 100.00%		$280,505,018

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $12,066,214 and amounted to 4.3% of net assets.

(d)  All or a portion of this security has been segregated as collateral for derivative instruments.

(e)  Amount represents less than 0.05% of net assets.

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, illiquid securities were less than 0.05% of the Fund's net assets..

(g)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of December 31, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(h)  Rate disclosed is the daily yield on December 31, 2020.

ADR — American Depositary Receipt

See notes to financial statements.

44

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2020

  (Unaudited)

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	58	3/19/21	$3,674,689	$3,735,780	$61,091
	Total unrealized appreciation				$61,091
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$61,091

See notes to financial statements.

45

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2020

  (Unaudited)

	VictoryShares USAA MSCI USA Value Momentum ETF		VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
ASSETS:
Affiliated investments, at value (Cost $— and $317,512)	$—		$469,380
Unaffiliated investments, at value (Cost $447,202,479 and $236,073,643)	512,719,205	(a)	294,123,757	(b)
Cash and cash equivalents	1,146,888		1,250,417
Deposit with brokers for futures contracts	276,086		143,891
Receivables:
Interest and dividends	609,948		351,596
Variation margin on open futures contracts	9,846		—
From Adviser	15,156		—
Prepaid expenses	7,085		3,540
Total Assets	514,784,214		296,342,581
LIABILITIES:
Payables:
Collateral received on loaned securities	6,829,332		13,124,259
Variation margin on open futures contracts	—		1,190
Accrued expenses and other payables:
Investment advisory fees	64,662		35,753
Administration fees	8,734		4,960
Custodian fees	2,573		412
Compliance fees	293		142
Trustees' fees	1,049		111
Other accrued expenses	33,315		24,056
Total Liabilities	6,939,958		13,190,883
NET ASSETS:
Capital	484,691,211		236,765,139
Total accumulated earnings/(loss)	23,153,045		46,386,559
Net Assets	$507,844,256		$283,151,698
Shares Outstanding (unlimited shares authorized, no par value):	9,250,000		4,750,000
Net asset value:	$54.90		$59.61

(a)  Includes $6,704,638 of securities on loan.

(b)  Includes $12,506,058 of securities on loan.

See notes to financial statements.

46

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2020

  (Unaudited)

	VictoryShares USAA MSCI International Value Momentum ETF		VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
ASSETS:
Investments, at value (Cost $369,856,550 and $245,771,773)	$419,169,936	(a)	$277,601,617	(b)
Foreign currency, at value (Cost $122,458 and $216,872)	122,513		216,332
Cash and cash equivalents	1,425,202		1,770,560
Deposit with brokers for futures contracts	445,148		318,711
Receivables:
Interest and dividends	387,927		1,535,075
Investments sold	—		2,695,762
Reclaims	502,587		3,582
From Adviser	7,796		12,433
Prepaid expenses	5,073		2,818
Total Assets	422,066,182		284,156,890
LIABILITIES:
Payables:
Collateral received on loaned securities	1,697,073		2,150,856
Investments purchased	—		1,232,828
Variation margin on open futures contracts	15,218		1,193
Accrued foreign capital gains taxes	—		167,012
Accrued expenses and other payables:
Investment advisory fees	87,008		68,918
Administration fees	7,228		4,886
Custodian fees	—		7,813
Compliance fees	249		163
Trustees' fees	1,145		685
Other accrued expenses	30,772		17,518
Total Liabilities	1,838,693		3,651,872
NET ASSETS:
Capital	444,619,981		289,287,415
Total accumulated earnings/(loss)	(24,392,492)		(8,782,397)
Net Assets	$420,227,489		$280,505,018
Shares Outstanding (unlimited shares authorized, no par value):	9,200,000		6,150,000
Net asset value:	$45.68		$45.61

(a)  Includes $1,611,641 of securities on loan.

(b)  Includes $1,986,646 of securities on loan.

See notes to financial statements.

47

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2020

  (Unaudited)

	VictoryShares USAA MSCI USA Value Momentum ETF	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Investment Income:
Dividends	$4,682,901	$2,447,559
Affiliated dividend income	—	2,579
Interest	134	— (a)
Securities lending (net of fees)	11,906	141,259
Foreign tax withholding	(1,341)	(1,674)
Total Income	4,693,600	2,589,723
Expenses:
Investment advisory fees	365,661	195,068
Administration fees	147,409	78,603
Sub-Administration fees	8,754	8,854
Custodian fees	9,912	6,206
Servicing fees	1,605	1,605
Trustees' fees	19,681	10,223
Compliance fees	2,187	1,132
Legal and audit fees	25,126	15,843
State registration fees	184	706
Other expenses	80,450	47,296
Total Expenses	660,969	364,536
Expenses waived/reimbursed by Adviser	(171,866)	(48,002)
Net Expenses	489,103	316,534
Net Investment Income (Loss)	4,204,497	2,273,189
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities	(7,229,482)	(7,051,267)
Net realized gains (losses) from affiliated investment securities	—	9,033
Net realized gains (losses) from futures contracts	225,049	373,855
Net realized gains (losses) from in-kind redemptions	24,905,197	22,038,847
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	76,156,997	55,027,844
Net change in unrealized appreciation/depreciation on affiliated investment securities	—	141,878
Net change in unrealized appreciation/depreciation on futures contracts	52,175	16,166
Net realized/unrealized gains (losses) on investments	94,109,936	70,556,356
Change in net assets resulting from operations	$98,314,433	$72,829,545

(a)  Amount is less than $1.

See notes to financial statements.

48

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2020

  (Unaudited)

	VictoryShares USAA MSCI International Value Momentum ETF	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Investment Income:
Dividends	$4,960,294	$4,559,664
Interest	—	— (a)
Securities lending (net of fees)	49,008	13,910
Foreign tax withholding	(425,874)	(738,533)
Total Income	4,583,428	3,835,041
Expenses:
Investment advisory fees	450,901	319,334
Administration fees	108,946	64,204
Sub-Administration fees	8,754	9,723
Custodian fees	50,608	105,869
Servicing fees	2,140	2,140
Trustees' fees	14,161	7,964
Compliance fees	1,575	881
Legal and audit fees	21,387	17,963
State registration fees	457	610
Line of credit fees	119	249
Other expenses	76,619	45,115
Total Expenses	735,667	574,052
Expenses waived/reimbursed by Adviser	(101,526)	(92,074)
Net Expenses	634,141	481,978
Net Investment Income (Loss)	3,949,287	3,353,062
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(3,668,252)	(4,438,516)
Foreign taxes on realized gains	—	(8,619)
Net realized gains (losses) from futures contracts	280,399	293,079
Net realized gains (losses) from in-kind redemptions	953,111	—
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	66,002,621	48,814,434
Net change in unrealized appreciation/depreciation on futures contracts	20,315	54,695
Net change in accrued foreign taxes on unrealized gains	—	(132,174)
Net realized/unrealized gains (losses) on investments	63,588,194	44,582,899
Change in net assets resulting from operations	$67,537,481	$47,935,961

(a)  Rounds to less than $1.

See notes to financial statements.

49

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA MSCI USA Value Momentum ETF		VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
	Six Months Ended December 31, 2020 (unaudited)	Ten Months Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Ten Months Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$4,204,497	$7,103,288	$2,273,189	$2,564,386
Net realized gains (losses) from investments	17,900,764	(20,581,789)	15,370,468	(13,107,994)
Net change in unrealized appreciation/depreciation on investments	76,209,172	(20,402,540)	55,185,888	1,777,086
Change in net assets resulting from operations	98,314,433	(33,881,041)	72,829,545	(8,766,522)
Change in net assets resulting from distributions to shareholders	(4,810,103)	(9,133,011)	(2,811,261)	(2,906,435)
Change in net assets resulting from capital transactions	(50,007,424)	38,916,833	(26,113,915)	149,356,462
Change in net assets	43,496,906	(4,097,219)	43,904,369	137,683,505
Net Assets:
Beginning of period	464,347,350	468,444,569	239,247,329	101,563,824
End of period	$507,844,256	$464,347,350	$283,151,698	$239,247,329
Capital Transactions:
Proceeds from shares issued	53,383,369	71,638,748	36,473,058	163,170,156
Cost of shares redeemed	(103,390,793)	(32,721,915)	(62,586,973)	(13,813,694)
Change in net assets resulting from capital transactions	(50,007,424)	38,916,833	(26,113,915)	149,356,462
Share Transactions:
Issued	1,000,000	1,600,000	650,000	3,500,000
Redeemed	(2,000,000)	(650,000)	(1,150,000)	(300,000)
Change in Shares	(1,000,000)	950,000	(500,000)	3,200,000

See notes to financial statements.

50

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA MSCI International Value Momentum ETF		VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
	Six Months Ended December 31, 2020 (unaudited)	Ten Months Ended June 30, 2020	Six Months Ended December 31, 2020 (unaudited)	Ten Months Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$3,949,287	$6,509,609	$3,353,062	$3,096,908
Net realized gains (losses) from investments	(2,434,742)	(23,248,529)	(4,154,056)	(12,738,828)
Net change in unrealized appreciation/depreciation on investments	66,022,936	(7,483,957)	48,736,955	542,073
Change in net assets resulting from operations	67,537,481	(24,222,877)	47,935,961	(9,099,847)
Change in net assets resulting from distributions to shareholders	(3,649,684)	(9,567,813)	(4,493,007)	(5,048,334)
Change in net assets resulting from capital transactions	41,335,528	25,101,890	72,170,056	9,988,737
Change in net assets	105,223,325	(8,688,800)	115,613,010	(4,159,444)
Net Assets:
Beginning of period	315,004,164	323,692,964	164,892,008	169,051,452
End of period	$420,227,489	$315,004,164	$280,505,018	$164,892,008
Capital Transactions:
Proceeds from shares issued	45,457,494	27,200,006	72,170,056	13,413,426
Cost of shares redeemed	(4,121,966)	(2,098,116)	—	(3,424,689)
Change in net assets resulting from capital transactions	41,335,528	25,101,890	72,170,056	9,988,737
Share Transactions:
Issued	1,100,000	750,000	1,800,000	350,000
Redeemed	(100,000)	(50,000)	—	(100,000)
Change in Shares	1,000,000	700,000	1,800,000	250,000

See notes to financial statements.

51

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares USAA MSCI USA Value Momentum ETF
Six Months Ended 12/31/20 (unaudited)	$45.30	0.43	9.67		10.10	(0.50)	(0.50)	$54.90	22.39%
Ten Months Ended 6/30/20(e)	$50.37	0.72	(4.85	)(g)	(4.13)	(0.94)	(0.94)	$45.30	(8.31)%
Year Ended 8/31/19	$53.85	1.00	(3.59)		(2.59)	(0.89)	(0.89)	$50.37	(4.79)%
10/24/17(f) through 8/31/18	$50.19	0.78	3.34		4.12	(0.46)	(0.46)	$53.85	8.23%
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Six Months Ended 12/31/20 (unaudited)	$45.57	0.45	14.16		14.61	(0.57)	(0.57)	$59.61	32.19%
Ten Months Ended 6/30/20(e)	$49.54	0.60	(3.74)		(3.14)	(0.83)	(0.83)	$45.57	(6.44)%
Year Ended 8/31/19	$57.21	1.00	(7.86)		(6.86)	(0.81)	(0.81)	$49.54	(11.99)%
10/24/17(f) through 8/31/18	$50.13	0.57	6.81		7.38	(0.30)	(0.30)	$57.21	14.80%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019. (See Note 1).

(f)  Commencement of operations.

(g)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

52

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares USAA MSCI USA Value Momentum ETF
Six Months Ended 12/31/20 (unaudited)	0.20%	1.72%	0.27%	$507,844	45%
Ten Months Ended 6/30/20(e)	0.20%	1.80%	0.28%	$464,347	66%
Year Ended 8/31/19	0.20%	2.00%	0.25%	$468,445	87%
10/24/17(f) through 8/31/18	0.20%	1.76%	0.25%	$398,504	84%
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Six Months Ended 12/31/20 (unaudited)	0.24%	1.74%	0.28%	$283,152	41%
Ten Months Ended 6/30/20(e)	0.25%	1.53%	0.31%	$239,247	70%
Year Ended 8/31/19	0.25%	1.98%	0.30%	$101,564	88%
10/24/17(f) through 8/31/18	0.25%	1.25%	0.30%	$71,517	81%

(continues on next page)

See notes to financial statements.

53

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares USAA MSCI International Value Momentum ETF
Six Months Ended 12/31/20 (unaudited)	$38.42	0.46	7.22	7.68	(0.42)	(0.42)	$45.68	20.13%
Ten Months Ended 6/30/20(e)	$43.16	0.83	(4.35)	(3.52)	(1.22)	(1.22)	$38.42	(8.39)%
Year Ended 8/31/19	$48.10	1.30	(4.99)	(3.69)	(1.25)	(1.25)	$43.16	(7.70)%
10/24/17(f) through 8/31/18	$50.08	1.34	(2.64)	(1.30)	(0.68)	(0.68)	$48.10	(2.64)%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Six Months Ended 12/31/20 (unaudited)	$37.91	0.65	7.98	8.63	(0.93)	(0.93)	$45.61	23.06%
Ten Months Ended 6/30/20(e)	$41.23	0.73	(2.85)	(2.12)	(1.20)	(1.20)	$37.91	(5.47)%
Year Ended 8/31/19	$45.58	1.31	(4.73)	(3.42)	(0.93)	(0.93)	$41.23	(7.62)%
10/24/17(f) through 8/31/18	$49.95	1.17	(5.10)	(3.93)	(0.44)	(0.44)	$45.58	(7.95)%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019. (See Note 1).

(f)  Commencement of operations.

See notes to financial statements.

54

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares USAA MSCI International Value Momentum ETF
Six Months Ended 12/31/20 (unaudited)	0.35%	2.18%	0.41%	$420,227	42%
Ten Months Ended 6/30/20(e)	0.35%	2.41%	0.41%	$315,004	62%
Year Ended 8/31/19	0.35%	2.90%	0.40%	$323,693	87%
10/24/17(f) through 8/31/18	0.35%	3.12%	0.40%	$307,836	65%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Six Months Ended 12/31/20 (unaudited)	0.45%	3.13%	0.54%	$280,505	40%
Ten Months Ended 6/30/20(e)	0.45%	2.18%	0.57%	$164,892	51%
Year Ended 8/31/19	0.45%	3.00%	0.50%	$169,051	67%
10/24/17(f) through 8/31/18	0.45%	2.77%	0.50%	$154,974	58%

See notes to financial statements.

55

Victory Portfolios II	Notes to Financial Statements December 31, 2020

  (Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust, as a successor to the "Compass EMP Funds Trust." The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is currently comprised of 27 funds, 25 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following four Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)
VictoryShares USAA MSCI USA Value Momentum ETF	USAA MSCI USA Value Momentum ETF
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	USAA MSCI USA Small Cap Value Momentum ETF
VictoryShares USAA MSCI International Value Momentum ETF	USAA MSCI International Value Momentum ETF
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	USAA MSCI Emerging Markets Value Momentum ETF

Effective September 1, 2019, the Board of Trustees (the "Board") approved the fiscal year-end change for the Funds from August 31 to June 30. The accompanying financial statements reflect this change in fiscal year-end.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

Shares of the Funds are listed and traded on NYSE Arca, Inc. (the "Exchange"). The Funds issue and redeem shares of a Fund ("Shares") at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit"). The Funds issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares will trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of fair value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of Shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Capital.

56

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

The Transaction Fees for each Fund are listed below.

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
USAA MSCI USA Value Momentum ETF	$500	2.00%
USAA MSCI USA Small Cap Value Momentum ETF	750	2.00%
USAA MSCI International Value Momentum ETF	3,000	2.00%
USAA MSCI Emerging Markets Value Momentum ETF	5,500	2.00%

*  As a percentage of the amount invested.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

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A summary of the valuations as of December 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments.

	Level 1	Level 2	Level 3	Total
USAA MSCI USA Value Momentum ETF
Common Stocks	$505,889,873	$—	$—	$505,889,873
Collateral for Securities Loaned	6,829,332	—	—	6,829,332
Total	$512,719,205	$—	$—	$512,719,205
Other Financial Investments^:
Assets:
Futures	$25,725	$—	$—	$25,725
Total	$25,725	$—	$—	$25,725
USAA MSCI USA Small Cap Value Momentum ETF
Common Stocks	$280,823,908	$—	$640,841	$281,464,749
Rights	—	—	4,129	4,129
Collateral for Securities Loaned	13,124,259	—	—	13,124,259
Total	$293,948,167	$—	$644,970	$294,593,137
Other Financial Investments^:
Assets:
Futures	$12,624	$—	$—	$12,624
Total	$12,624	$—	$—	$12,624
USAA MSCI International Value Momentum ETF
Common Stocks	$417,398,686	$—	$—	$417,398,686
Rights	74,177	—	—	74,177
Collateral for Securities Loaned	1,697,073	—	—	1,697,073
Total	$419,169,936	$—	$—	$419,169,936
Other Financial Investments^:
Assets:
Futures	$26,533	$—	$—	$26,533
Total	$26,533	$—	$—	$26,533
USAA MSCI Emerging Markets Value Momentum ETF
Common Stocks	$275,446,382	$—	$4,379	$275,450,761
Collateral for Securities Loaned	2,150,856	—	—	2,150,856
Total	$277,597,238	$—	$4,379	$277,601,617
Other Financial Investments^:
Assets:
Futures	$61,091	$—	$—	$61,091
Total	$61,091	$—	$—	$61,091

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended December 31, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

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Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real- estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment traded companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with brokers for futures contracts.

As of the six months ended December 31, 2020, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

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a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of December 31, 2020, discloses both gross information and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received	Net Amount
USAA MSCI USA Value Momentum ETF
Goldman Sachs & Co.	$276,086	$—	$276,086	$—	$—	$276,086
USAA MSCI USA Small Cap Value Momentum ETF
Goldman Sachs & Co.	143,891	—	143,891	(1,190)	—	142,701
USAA MSCI International Value Momentum ETF
Goldman Sachs & Co.	445,148	—	445,148	(15,218)	—	429,930
USAA MSCI Emerging Markets Value Momentum ETF
Goldman Sachs & Co.	318,711	—	318,711	(1,193)	—	317,518
				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Pledged*	Net Amount
USAA MSCI USA Small Cap Value Momentum ETF
Goldman Sachs & Co.	$1,190	$—	$1,190	$(1,190)	$—	$—
USAA MSCI International Value Momentum ETF
Goldman Sachs & Co.	15,218	—	15,218	(15,218)	—	—
USAA MSCI Emerging Markets Value Momentum ETF
Goldman Sachs & Co.	1,193	—	1,193	(1,193)	—	—

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by each Fund is disclosed on the Statements of Assets and Liabilities.

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Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2020:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:
USAA MSCI USA Value Momentum ETF	$25,725	$—
USAA MSCI USA Small Cap Value Momentum ETF	12,624	—
	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
USAA MSCI International Value Momentum ETF	$26,533	$—
USAA MSCI Emerging Markets Value Momentum ETF	61,091	—

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statements of Assets and Liabilities.

The following tables present the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2020:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:
USAA MSCI USA Value Momentum ETF	$225,049	$52,175
USAA MSCI USA Small Cap Value Momentum ETF	373,855	16,166
USAA MSCI International Value Momentum ETF	280,399	20,315
USAA MSCI Emerging Markets Value Momentum ETF	293,079	54,695

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

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Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of December 31, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets	Value of	Value of Non-cash Collateral Received by Maturity
	(Value of Securities on Loan)	Cash Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
USAA MSCI USA Value Momentum ETF	$6,704,638	$6,704,638	$—	$—	$—	$—
USAA MSCI USA Small Cap Value Momentum ETF	12,506,058	12,506,058	—	—	—	—
USAA MSCI International Value Momentum ETF	1,611,641	1,611,641	—	—	—	—
USAA MSCI Emerging Markets Value Momentum ETF	1,986,646	1,986,646	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

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are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales of in-kind transactions for the six months ended December 31, 2020, were as follows. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as Net realized gains (losses) from in-kind redemptions.

	Excluding U.S. Government Securities		Associated with In-Kind Transactions
	Purchases	Sales	Purchases	Sales
USAA MSCI USA Value Momentum ETF	$217,472,465	$217,409,242	$52,961,100	$103,250,264
USAA MSCI USA Small Cap Value Momentum ETF	105,708,916	106,417,199	36,329,181	62,378,511
USAA MSCI International Value Momentum ETF	150,489,115	149,483,166	43,717,346	4,082,111
USAA MSCI Emerging Markets Value Momentum ETF	138,040,875	83,461,626	13,591,679	—

There were no purchases and sales of U.S. Government Securities during the six months ended December 31, 2020.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

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Capital Operating, LLC. Amounts incurred and paid to VCM for the six months ended December 31, 2020, are reflected on the Statements of Operations as Investment advisory fees.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
USAA MSCI USA Value Momentum ETF	0.15%
USAA MSCI USA Small Cap Value Momentum ETF	0.15%
USAA MSCI International Value Momentum ETF	0.25%
USAA MSCI Emerging Markets Value Momentum ETF	0.30%

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Sub-Administration fees.

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Custodian fees.

Citibank also serves as the Funds' Transfer Agent. Amounts incurred for the six months ended December 31, 2020, are reflected on the Statements of Operations as Transfer agent fees.

Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six ended December 31, 2020, are reflected on the Statements of Operations as Compliance fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for such Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of December 31, 2020, the expense limits (excluding voluntary waivers) are as follows:

In effect July 1, 2019 until June 30, 2021
USAA MSCI USA Value Momentum ETF	0.20%
USAA MSCI USA Small Cap Value Momentum ETF	0.25%
USAA MSCI International Value Momentum ETF	0.35%
USAA MSCI Emerging Markets Value Momentum ETF	0.45%

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

  (Unaudited)

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

As of December 31, 2020, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at December 31, 2020.

	Expires August 31, 2022	Expires June 30, 2023	Expires June 30, 2024	Total
USAA MSCI USA Value Momentum ETF	$9,240	$188,636	$81,824	$279,700
USAA MSCI USA Small Cap Value Momentum ETF	2,724	37,764	—	40,488
USAA MSCI International Value Momentum ETF	—	71,346	35,014	106,360
USAA MSCI Emerging Markets Value Momentum ETF	632	114,256	52,906	167,794

The Adviser voluntarily waived the following administration fees for the six months ended December 31, 2020, to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time.

USAA MSCI USA Value Momentum ETF	$90,042
USAA MSCI USA Small Cap Value Momentum ETF	48,002
USAA MSCI International Value Momentum ETF	66,512
USAA MSCI Emerging Markets Value Momentum ETF	39,168

Certain officers and/or interested trustees of the Funds are also officers of the Advisor and /or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, Custodian, Distributor, and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

Equity Risk — An investment in the Funds' Shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' Shares. An investment in the Funds' Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

Foreign Securities Risk — The USAA MSCI International Value Momentum ETF and USAA MSCI Emerging Markets Value Momentum ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2020

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apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

Passive Investment Risk — Each Fund is designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Geopolitical/Natural Disaster Risk — An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

6. Line of Credit:

For the six months ended December 31, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended December 31, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

The average loans for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2020, were as follows:

	Amount Outstanding at December 31, 2020	Average Borrowings	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
USAA MSCI Emerging Markets Value Momentum ETF	$—	$10,950,000	2	1.23%	$13,600,000

*  For the six months ended December 31, 2020, based on the number of days borrowings were outstanding.

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7. Federal Income Tax Information:

Distributions of net investment income are monthly for MSCI USA Value Momentum ETF and MSCI USA Small Cap Value Momentum ETF and semi-annually for MSCI International Value Momentum ETF and MSCI Emerging Markets Value Momentum ETF. Each of the Funds distributes any net realized long or short-term capital gains at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending June 30, 2021.

As of the most current tax year ended June 30, 2020, the following Funds had net capital loss carryforwards as summarized in the tables below.

	Short-Term Amount	Long-Term Amount	Total
USAA MSCI USA Value Momentum ETF	$39,010,262	$20,812,660	$59,822,922
USAA MSCI USA Small Cap Value Momentum ETF	22,160,398	4,545,372	26,705,770
USAA MSCI International Value Momentum ETF	47,723,372	22,068,129	69,791,501
USAA MSCI Emerging Markets Value Momentum ETF	23,702,231	10,221,073	33,923,304

9. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares an investment company managed by VCM or an issuer under common control with a Fund under VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments. Transactions in affiliated securities during the six months ended December 31, 2020, were as follows:

USAA MSCI USA Small Cap Value Momentum ETF	Fair Value 6/30/20	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/20	Dividend Income
Victory Capital Holdings, Inc.	$365,373	$63,831	$(110,735)	$9,033	$—	$141,878	$469,380	$2,579

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Victory Portfolios II	Supplemental Information December 31, 2020

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020, through December 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
USAA MSCI USA Value Momentum ETF	$1,000.00	$1,223.90	$1,024.20	$1.12	$1.02	0.20%
USAA MSCI USA Small Cap Value Momentum ETF	1,000.00	1,321.90	1,024.00	1.40	1.22	0.24%

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Victory Portfolios II	Supplemental Information — continued December 31, 2020

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	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20- 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20- 12/31/20*	Annualized Expense Ratio During Period 7/1/20- 12/31/20
USAA MSCI International Value Momentum ETF	$1,000.00	$1,201.30	$1,023.44	$1.94	$1.79	0.35%
USAA MSCI Emerging Markets Value Momentum ETF	1,000.00	1,230.60	1,022.94	2.53	2.29	0.45%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Portfolios II	Supplemental Information — continued December 31, 2020

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 2, 2020. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 27, 2020 called for the purpose of reviewing the Agreement. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds, which also serves as independent legal counsel to the Independent Trustees.

The Board noted that each Fund assumed the performance of its predecessor fund, that the Adviser became the investment adviser to each Fund on February 26, 2019, and that prior to that date each predecessor fund was managed by a different investment adviser.

The Board took into consideration regular reports from the Adviser throughout the COVID-19 pandemic public health crisis concerning how the ongoing pandemic has affected market volatility, investment risk and the implementation and effectiveness of business continuity plans. These reports also had confirmed that the pandemic had no material impact on the Adviser's operations.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The total expenses of each Fund;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between the Trust and the Adviser.

The Board reviewed each Fund's current management fee in the context of the Adviser's profitability with respect to each Fund. In addition, the Board compared each Fund's gross management fee and total expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable exchange-traded funds ("ETFs") compiled by an independent consultant and a peer group of funds with similar investment strategies selected by that independent consultant from the universe. The Board reviewed the factors and methodology used by the independent consultant in the selection of each Fund's peer

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Victory Portfolios II	Supplemental Information — continued December 31, 2020

  (Unaudited)

group, including the independent consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors.

The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which are generally viewed as a method by which an investment adviser shares any economies of scale with a fund as a fund grows. The Board also considered the Adviser's commitment to limit expenses as discussed in more detail below, and would consider breakpoints at a future time if a Fund's assets were to grow significantly.

The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser's oversight of the Funds' day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board also found that each Fund's net annual expense ratio was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over the one-year period against the performance of the Fund's selected peer group and benchmark index, noting that each Fund's investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of each Fund is net of expenses, while the performance of each benchmark index reflects gross returns, and as a result, each Fund will generally underperform its benchmark index due to fees and expenses. The Board also considered each Fund's tracking error as a factor in evaluating performance.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

VictoryShares USAA MSCI USA Value Momentum ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year performance for the period ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and the peer group median.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year performance for the period ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same period and considered the fact that the Fund underperformed the benchmark index and outperformed the peer group median.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

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Victory Portfolios II	Supplemental Information — continued December 31, 2020

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VictoryShares USAA MSCI International Value Momentum ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year performance for the period ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and the peer group median.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year performance for the period ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and the peer group median.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

72

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VS-MSCI-ETF-SAR (12/20)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Not applicable.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 3, 2021

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 3, 2021